April 27, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:       Midland National Life Separate Account C

            File Number 33-64016 – Variable Annuity II – Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 21 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill &

Brennan, LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 27, 2011
Registration Nos. 33-64016
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	x
Post-Effective Amendment No. 21
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 108	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Stephen P. Horvat, Jr.	Frederick R. Bellamy, Esq.
Senior Vice President, Legal	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	1275 Pennsylvania Avenue, N.W.
Sammons Financial Group	Washington, DC 20004-2415
525 W. Van Buren
Chicago, IL 60607

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2011 pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
Variable Annuity II
Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

va2_prosp.htm - Midland National Life Insurance Company

Variable Annuity II Prospectus

May 1, 2011

Flexible Premium Deferred Variable Annuity Contract

issued by: Midland National Life Insurance Company

through Midland National Life Separate Account C

Phone: (877) 586-0240 (toll-free)  Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

Variable Annuity II (“the contract”) offers You benefits that may be particularly useful to You in meeting Your long-term savings and retirement needs.  The contract allows You to accumulate contract value, and later apply that contract value to receive fixed or variable annuity payments.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C is available without charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  The SAI, dated May 1, 2011, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your contract value to Our General Account and up to ten investment divisions.  Each division invests in a specified mutual fund portfolio.  You can generally choose among the thirty-eight investment divisions listed on the following page.  The mutual fund portfolios are part of the following series funds or trusts:

• AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	• Lord Abbett Series Fund, Inc.
• Alger Portfolios	• MFS® Variable Insurance TrustSM
• American Century Variable Portfolios, Inc.	• Neuberger Berman Advisers Management Trust
• Fidelity® Variable Insurance Products Initial Class	• PIMCO Variable Insurance Trust
• Goldman Sachs Variable Insurance Trust	• Van Eck VIP Trust

Your contract value in the investment divisions will increase or decrease based on investment performance.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.  The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Alger Capital Appreciation Portfolio	20. Fidelity VIP Mid Cap Portfolio
2. Alger Large Cap Growth Portfolio	21. Fidelity VIP Money Market Portfolio
3. Alger Mid Cap Growth Portfolio	22. Fidelity VIP Overseas Portfolio
4. American Century VP Balanced Fund	23. Goldman Sachs VIT Structured Small Cap Equity Fund
5. American Century VP Capital Appreciation Fund	24. Invesco V.I. Dividend Growth Fund[1]
6. American Century VP Income & Growth Fund	25. Invesco V.I. Global Health Care Fund
7. American Century VP International Fund	26. Lord Abbett Series Fund, Inc. Growth and Income Portfolio
8. American Century VP Value Fund	27. Lord Abbett Series Fund, Inc. International Opportunities Portfolio
9. Fidelity VIP Asset ManagerSM Portfolio	28. Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
10. Fidelity VIP Asset Manager: Growth® Portfolio	29. MFS VIT Growth Series
11. Fidelity VIP Balanced Portfolio	30. MFS VIT Investors Trust Series
12. Fidelity VIP Contrafund® Portfolio	31. MFS VIT New Discovery Series
13. Fidelity VIP Equity-Income Portfolio	32. MFS VIT Research Series
14. Fidelity VIP Growth & Income Portfolio	33. Neuberger Berman AMT Regency Portfolio
15. Fidelity VIP Growth Opportunities Portfolio	34. PIMCO VIT High Yield Portfolio
16. Fidelity VIP Growth Portfolio	35. PIMCO VIT Low Duration Portfolio
17. Fidelity VIP High Income Portfolio	36. PIMCO VIT Real Return Portfolio
18. Fidelity VIP Index 500 Portfolio	37. PIMCO VIT Total Return Portfolio
19. Fidelity VIP Investment Grade Bond Portfolio	38. Van Eck VIP Global Hard Assets Fund

1Formerly Invesco V.I. Financial Services Fund

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

Definitions

SUMMARY

Features of Variable Annuity II

Your “Free Look” Right

Your Contract Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Withdrawals

Administrative Procedures

Death Benefit

Fee Table

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges Under the Contracts

Sales Charge

Mortality and Expense Risk Charge

Administration and Maintenance Fee

Transfer Fee

Premium Taxes

Loan Charge (TSA Contracts Only)

Additional Information About Variable Annuity II

Suitability of the Contracts

Other Products

Inquiries And Correspondence

State Variations

Our Separate Account C and Its Investment DivisionS

The Funds

Investment Policies of The Funds’ Portfolios

Availability of the Portfolios

Amounts In Our Separate Account

We Own The Assets of Our Separate Account

Our Right To Change How We Operate Our Separate Account

The General Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Contract Value

Transfers of Contract Value

Transfer Limitations

Withdrawals

Free Withdrawal Amount

Systematic Withdrawals

Loans

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Guaranteed Minimum Death Benefit (GMDB)

Payment of Death Benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

Administrative Charge

Mortality and Expense Risk Charge

Contract Maintenance Charge

Transfer Charge

Loan Charge (TSA Contracts Only)

Charges In The Funds

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Nonqualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders – Nonqualified Contracts

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Taxes

Generation- Skipping Transfer Tax

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

Separate Account Charges

Foreign Tax Credits

Annuity Purchases by Residents of Puerto Rico

MATURITY DATE

ELECTING AN ANNUITY PAYMENT OPTION

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after the annuitization for variable payment options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Performance

CHANGE OF ADDRESS NOTIFICATION

MODIFICATION TO YOUR CONTRACT

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution of the Contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial sTATEMENTS

Statement of Additional Information

Condensed Financial Information

Definitions

For Your convenience, below is a glossary of the special terms We use in this prospectus.  In this prospectus, these words and phrases are generally in bold type.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Administrative Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone and fax numbers for all correspondence, transaction requests, payments, and inquiries.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the contract date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Cash Surrender Value means the contract value on the date of surrender minus the contract maintenance charge, any contingent deferred sales charge and the premium tax charge.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Contract Month means a month that starts on the same date as the contract date in each month.  For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th.

Subsequent contract months will begin on the first of each month (February 1, March 1, April 1, etc.).

Contract Value means the sum of amounts You have in Our General Account and in the investment divisions of Our Separate Account C under Your inforce contract.

Contract Year means a year that starts on the contract date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitant or an owner and an election of how the death benefit is to be paid, and any other required documents or forms.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the contract date or as later changed by Us.

Good Order means all of the information necessary to process a transaction, as described in more detail under “Administrative Procedures” on page 11.

Inforce means the annuitant’s life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C, which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the birthday nearest to the contract date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Maturity Date means the date, specified in the contract on which income payments will begin.  The earliest possible maturity date is the 10th contract anniversary at which time You may annuitize Your full contract value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 90th birthday.

Net Premium means Your premium payment minus any premium tax charge.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.  Owner is referred to as "You" in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant will be the payee.  If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You must send correspondence and inquiries and pay premiums, make transfers between investment divisions, and send other transaction requests.

The address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240

Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C, which receives and invests Your premiums under the contract.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us in good order at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We”, “Our”,“ Us”, “Midland National” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the contract.  We refer to the person who is covered by the contract as the “annuitant”, because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your contract, and the Statement of Additional Information for more detailed information.  Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is inforce.

Features of Variable Annuity II

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis.  Variable payment options are not available in certain states.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (qualified contracts) and for retirement plans which do not qualify for those tax advantages (nonqualified contracts).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 15 for more detailed information.

The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purpose.  You should not buy this contract:

(a)          if You are looking for a short-term investment; or

(b)         if You cannot risk getting back less money than You put in.

Replacing an existing annuity with the contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender, and the contract may have new charges.

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

Your “Free Look” Right

You have a right to examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the contract value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 25 for more details.)

Your Contract Value

Your contract value depends on:

•        The amount and frequency of premium payments,

•        The selected portfolio’s investment experience,

•        Interest earned on amounts allocated to the General Account,

•        Withdrawals, and

•        Charges and deductions.

You bear the investment risk under the contract (except for amounts in the General Account).   There is no minimum guaranteed contract value with respect to any amounts allocated to the Separate Account  (See “Your Contract Value” on page 26).

Flexible Premium Payments

You can make additional premiums prior to annuitization and whenever You want in whatever amount You want, within certain limits.  Your initial investment must be at least $10,000 for a non-qualified contract and at $2,000 for a qualified contract.  Additional investments must be at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account or to Our General Account, which pays interest at a declared rate, or to a combination of these options.  For limitations on premium allocations to the General Account, see “The General Account” on page 23.

For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus.  (See “The Funds” on page 16).

Each portfolio pays a different investment management or advisory fee and has different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your contract value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies of The Funds’ Portfolios” on page 17.

We allocate Your investments to the investment divisions You choose.  The value of Your Contract will fluctuate prior to annuitization, depending on the investment options You have chosen.  You bear the investment risk of any portfolio You choose.

Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or strictly restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners).  The amount that You can transfer into the General Account is limited.  See “The General Account” on page 23.  After the maturity date, You may make one transfer each year among the Separate Account investment divisions..  We currently do not charge You for transfers made during a contract year.  We also reserve the right to charge for each transfer after the fifteenth transfer in a contract year.  We also reserve the right to limit the number of transfers You may make and We may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the funds.  For restrictions on transfers due to market timing, see “Transfer Limitations” on page 27.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time before annuity payments begin.  You may also elect a systematic withdrawal option (See “Systematic Withdrawals” on page 32.).  (Your retirement plan may restrict withdrawals.)

We may impose a contingent deferred sales charge on any withdrawal (including withdrawals to begin annuity payments), and upon full withdrawal.  We may also deduct a contract maintenance charge.  The amount You request plus any contingent deferred sales charge will be deducted from Your contract value.  Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of contract value to effect a life annuity.  You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.  A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 ½.  Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income.  (See “Sales Charges on Withdrawals” on page 38, “FEDERAL TAX STATUS” on page 42, and “ELECTING AN ANNUITY PAYMENT OPTION” on page 48.)  Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.  For certain withdrawals, a signature guarantee might be required.   See “Administrative Procedures” below.

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the contract value next determined only after You have met all administrative requirements, commonly known as “in good order.”

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•        national and state banks;

•        savings banks and savings and loan associations;

•        securities brokers and dealers;  and

•        credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Death Benefit

The Variable Annuity II pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce.  The death benefit is equal to the greater of (a) the contract value less any outstanding loan and loan interest, (b) net premiums paid less any outstanding loan and loan interest less withdrawals, or (c) the guaranteed minimum death benefit less any outstanding loan and loan interest; at the time We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required in good order. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

Fee Table

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer contract value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Maximum Contingent Deferred Sales Charge or “Surrender Charge”(as a percentage of premiums withdrawn)	8.00%
Transfer Fee	$0-$25[1]
Maximum TSA Net Loan Interest Annual Rate* (of amount in loan account)	2%

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the General Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You will pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

Charge
Contract Maintenance Charge	$35
Separate Account Annual Expenses (as a percentage of average contract value)
Mortality and Expense Risk Charge	1.25%
Administration Fees	0.15%
Total Separate Account Expenses	1.40%

1There is currently no charge for transfers.  We reserve the right to impose a $25 charge for each transfer in excess of fifteen (15) in one contract year

2The contract maintenance charge is deducted proportionally from the contract value at the time of the charge.   The contract maintenance charge is deducted only when the contract value is less than $50,000.  The contract maintenance charge is reflected in the examples below by a method intended to show the "average" impact of the contract maintenance charge on contracts that have a contract value of less than $50,000.  In the examples, the contract maintenance charge is approximated as an annual asset charge of 0.13% (current and guaranteed) based on the average accumulation value of $27,000 as of 12/31/2010.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2010 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.10%	1.41%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31,2010. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts” on page 56.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses for the year ended December 31, 2010.

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be (without voluntary waivers of fees or expenses):

Example 1: Highest portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,017	$1,540	$2,088	$3,261

(2) If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,017	$910	$1,548	$3,261

(3) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$297	$910	$1,548	$3,261

Example 2: Lowest portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$886	$1,145	$1,427	$1,933

(2) If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$886	$515	$887	$1,933

(3) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$166	$515	$887	$1,933

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  Condensed financial information for the Separate Account is located on page 60.

Charges Under the Contracts

Sales Charge

Sales expenses are not deducted from premium payments.  However, a contingent deferred sales charge may be assessed against premium payments when they are withdrawn, including withdrawals to effect an annuity and systematic withdrawals.  The amount of any sales charge depends on the number of years between the premium payment and the withdrawal.  (See “Sales Charges on Withdrawals” on page 38.)

Mortality and Expense Risk Charge

We deduct a 1.25% per annum charge against all contract values held in the Separate Account for assuming the mortality and expense risks under the contract.  (See “Mortality and Expense Risk Charge” on page 40.)

Administration and Maintenance Fee

We currently deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account.  In addition, a contract maintenance charge of $35 is deducted annually from each contract.  Currently, We waive the $35 annual contract maintenance charge for contracts with a contract value of $50,000 or more on the contract anniversary.  (See “CHARGES, FEES AND DEDUCTIONS” on page 38.)

Transfer Fee

There may be a $25 charge for each transfer in excess of 15 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from all premium payments.  (See “Premium Taxes” on page 41).

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Additional Information About Variable Annuity II

Suitability of the Contracts

Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, please contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone #:(877) 586-0240 (toll-free)

Fax  #: (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. to 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address will not be considered received at Our Principal Office and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant or an owner or the Insured, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile or telephone requests that We believe to be genuine.  We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office.  You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request  to Our Principal Office.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus because of legal restrictions in Your state.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Our Separate Account C and Its Investment DivisionS

The “Separate Account” is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment policies.  The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds.  You may allocate part or all of Your premiums to any 10 of the 38 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 38 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

(a)    AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

(b)    Alger Portfolios,

(c)    American Century Variable Portfolios, Inc.,

(d)    Fidelity® Variable Insurance Products Fund,

(e)    Goldman Sachs Variable Insurance Trust,

(f)     Lord Abbett Series Fund, Inc.,

(g)    MFS® Variable Insurance TrustSM,

(h)    Neuberger Berman Advisers Management Trust,

(i)      PIMCO Variable Insurance Trust, and

(j)      Van Eck VIP Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the funds’ Statements of Additional Information.  You should read the funds’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective. A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Dividend Growth Fund (Formerly Invesco V.I. Financial Services Fund -– Series I Shares)

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	Seeks long-term growth and current income. Invests approximately 60 percent of its assets in equity securities and the remainder in fixed income securities.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products Initial Class
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Structured Small Cap Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS Variable Insurance Trusts
MFS Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS Investors Trust Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

**This Investment Division was closed to new investors as of June 15, 2007.  If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.  Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the Fidelity VIP Portfolios.Fred Alger Management, Inc. manages the Alger Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Lord Abbett & Co. LLC manages the Lord, Abbett Series Fund, Inc. MFS® Investment Management manages the MFS Variable Insurance Trust. Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division.  Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $25 transfer fee will be assessed (see “Transfers of Contract Value” on page 27).

The funds sell their shares to Separate Accounts of various insurance companies to support both the variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the Funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the funds’ portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments.

Other funds (or available classes) may have lower fees and better overall investment performance.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 42.

You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the contract value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division.  Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of that day, if it is a business day.  If it is not a business day, We will use the accumulation unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each business day.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.40%.  Additional information on the accumulation unit values is contained in the Statement of Additional Information.

We Own The Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C.  In making any changes, We may not seek approval of contract owners (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C’s purposes.  However, if required, We would first seek approval from the SEC and the insurance regulator where the contract is delivered;

•        end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such committee at any time (the committee may be composed entirely of “interested persons” of Midland National under the Investment Company Act of 1940); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office.  At the same time, You may also change how Your net premiums are allocated.

The General Account

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below.  The General Account pays interest at a declared rate.  We guarantee the principal after charges and deductions.  Your cash surrender value from the General Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3.0% per year minus any surrender charges, partial withdrawals, transfers, or fees and expenses.

The General Account supports Our insurance and annuity obligations.  Certain states do not permit allocations to and transfers from the General Account.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premiums,

•        transferring amounts from the investment divisions, or

•         earning interest on amounts You already have in the General Account.

The maximum increase to the General Account in any contract year is limited to a total of $5,000, which cannot be exceeded without prior Company approval.  The sum of new premiums allocated plus any amount transferred from the Separate Account to the General Account cannot exceed a total of $5,000 in any contract year without prior Company approval.  Each request to exceed this maximum will be reviewed on a case-by-case basis.

Transfers, withdrawals and allocated deductions reduce this amount.  $250,000 is the maximum amount that, over the contract’s life, You can allocate to the General Account through allocating net premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account.  The annual interest rate has a minimum guarantee of 3.0%.  We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.  You assume the risk that interest credited may not exceed 3.0%.  Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year.  Interest is compounded daily at an effective annual rate that equals the annual rate We declare.  We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You may transfer amounts between the General Account and any investment divisions (subject to “Transfer Limitations” below).  However, only 2 transfers are allowed out of the General Account per contract year.  The total amount transferred out of the General Account in any contract year is limited to the larger of:

(a)    25% of the unloaned amount in the General Account at the beginning of the contract year, or

(b)    $25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging (DCA) program that occurs over a period of 12 or more months.

The General Account may not be available in all states.  Your state of issue will determine if the General Account is available on Your contract.  Please check Your contract form to see if the General Account is available on Your contract.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000 for a non-qualified contract, or $2,000 for a qualified contract.  By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.  This sale must take place through a registered representative who is licensed and registered to sell the Contract.  The maximum issue age for the contract is 80 (the annuitant’s age).

If Your application is complete and in good order (see “Administrative Procedures” on page 11), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded. While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

Your initial net premium payment (premium payments minus any state premium taxes) will be allocated to the Fidelity VIP Money Market Investment Division as of the business day We receive it or accept Your application (whichever is later) at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and contract value.  To obtain more information about these other contracts, contact Our Principal Office.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Free Look

You may cancel Your contract within Your 30-day Free Look period.  We deem the Free Look period to expire 30 days after You have received Your contract.  Some states and situations may require a longer Free Look period.  To cancel Your contract, You need to return Your contract to the agent who sold it to You or to Our Principal Office.  If You cancel Your contract, then We will return:

a.       The contract value (which may be more or less than the premium payments You paid), or

b.      If greater and required by Your state, the original amount of Your premium payment

The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefit may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

Premium Payments

Premium payments will be credited as of the end of the valuation period in which they are received in good order by Us.  Investments after the initial payment may be made at any time prior to the maturity date, so long as the annuitant is living.  We may refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler’s checks, money orders, for example).  We reserve the right to accept or reject any form of payment.

Allocation of Premium Payments

Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time.  In certain states, allocations to and transfers from the General Account are not permitted.

We allocate Your entire contract value to the Fidelity VIP Money Market Investment Division during the “Free Look” period.  You will specify Your desired premium allocation on the contract’s application form.  Your instructions in Your application will dictate how to allocate Your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes).

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make.  These changes will affect transactions as of the business day We receive Your request at Our Principal Office.  Changing Your allocation instructions will not change the way Your existing accumulation value is apportioned among the investment divisions or the General Account.  While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise  (See “Dollar Cost Averaging “ on page 34).

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan).  Your contract value will vary daily to reflect the investment performance of the investment division(s) You select, any interest credited to Your allocations in the General Account, any premium payments, surrenders, loans, withdrawals, and charges assessed in connection with the contract.   There is no guaranteed minimum contract value.  Transaction and sales charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account.  Your contract value in the General Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your contract value in the General Account.

There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account.  You bear the investment risk.  An investment division’s performance will cause Your contract value to go up or down.

Transfers of Contract Value

You generally may transfer amounts among the investment divisions and between the General Account and any investment division prior to maturity date, unless otherwise noted.  Write to Our Principal Office to make a transfer of contract value.  Currently, You may make an unlimited number of transfers of contract value in each contract year (subject to “Transfer Limitations” below) before the maturity date.  But, We reserve the right to assess a $25 charge for each transfer after the 15th transfer in a contract year. The amount that You can transfer into or out of the General Account is limited.  See “The General Account” on page 23 for details.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.  Completed transfer requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  For information regarding telephone or facsimile requests, see “Inquiries” on page 15.  For limitations on transfers to and from the General Account, see “The General Account” on page 23. Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds From This Contract” on page 55.

After the maturity date, You can only make one transfer per contract year and only among the investment divisions of the Separate Account.

We also reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owneror registered representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

In addition to Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the contract owner and/or registered representative.  The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by  spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the Dollar Cost Averaging program and Portfolio Rebalancing program in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original ‘wet’ contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier services). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request at Our Principal Office.  The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges.  In some states, a premium tax charge may also be deducted (Withdrawals may be restricted by a retirement arrangement under which You are covered).   Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more (except for systematic withdrawals described above) and cannot reduce Your contract value to less than $1,000.  If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.  For a full surrender, You must send in Your contract with Your surrender request.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid.  In addition, upon full withdrawal a contract maintenance charge (and possibly a premium tax charge) may also be subtracted.

Completed surrender requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange after receipt in good order.

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee. We may defer payment for more than seven days when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds From This Contract” on page 55.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the General Account promptly, but We have the right to delay payment for up to six months.  See “When We Pay Proceeds From This Contract” on page 55.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account.  This allocation is subject to minimum amount requirements.  The contingent deferred sales charge will be determined without reference to the source of the withdrawal.  The charge will be based on the length of time between premium payments and withdrawals.  (See “CHARGES, FEES AND DEDUCTIONS” on page 38.)

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

A withdrawal will generally have Federal income tax consequences that can include income tax penalties and tax withholding.  Withdrawals may be restricted under certain qualified contracts. You should consult Your tax advisor before making a withdrawal. (See “FEDERAL TAX STATUS” on page 42.)

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.  Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½ except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted.  Pursuant to tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals You request from a 403(b) contract comply with applicable tax requirements before We process Your request.  (See “FEDERAL TAX STATUS” on page 42.)

Free Withdrawal Amount

Generally, You may withdraw 10% of the total net premiums paid (premiums after deduction for premium tax) without incurring a contingent deferred sales charge.  The value of 10% of the net premiums paid is determined on the date of the requested withdrawal in the contract year.  The full 10% is available only if no other withdrawals have been taken in the prior 12-month period.  Any withdrawal taken within the last 12 months will reduce the amount that can be taken without incurring a contingent deferred sales charge.  No more than 10% of net premiums paid will be available in any 12-month period without incurring a contingent deferred sales charge.   The free withdrawal amount is not subject to the $500 minimum withdrawal amount.  However, all withdrawals must be at least $100.

A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 42.)

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 42.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the contract value withdrawn automatically.  Under this feature, You may elect to receive preauthorized scheduled partial withdrawals.  These payments can be made only while the annuitant is living, before the maturity date, and after the Free Look period.  You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form in good order to Our Principal Office.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually.  See Your contract for details on systematic withdrawal options and when each begins.

Each systematic withdrawal is made at the end of the scheduled business day.  If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  You should designate the investment(s) from which the withdrawals should be made.  Otherwise, the deduction caused by the systematic withdrawal will be allocated proportionately to Your contract value in the investment divisions and the General Account.

You can stop or modify the systematic withdrawals by sending Us a written notice, with at least 30 days notice.  A proper written notice must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.   Systematic withdrawals over a fixed period or over the annuitant’s life expectancy generally cannot be changed unless otherwise permitted by law.

Each systematic withdrawal must be at least $100.  We reserve the right to increase the required minimum systematic withdrawal amount.  Upon payment, We reduce the contract value by an amount equal to the payment proceeds plus any applicable contingent deferred sales charge.  (See “Sales Charges on Withdrawals” on page 38.)  The contingent deferred sales charge applies to systematic withdrawals in the same manner as it applies to other withdrawals with the exception that the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn.

Under Midland National’s current Company practice, systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a contingent deferred sales charge.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.  Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete withdrawal.  In no event will the payment of a systematic withdrawal exceed the cash surrender value.  The contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there are earnings in the contract, systematic withdrawals generally are included in the contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59-½.  (See “Annuity Contracts in General” on page 42.)  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code.  After the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan.  Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program.  Pursuant to tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. You should consult a tax advisor before requesting a loan.

Only one loan may be outstanding at any time and only one loan can be made within a 12-month period.  The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

1.      $50,000 reduced by the excess (if any) of:

(i)   the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over

(ii)  the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

2.      the greater of:

(i)   one half of the present value of the nonforfeitable cash surrender value of this contract; or

(ii)  $10,000.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at the General Account minimum interest rate of 3% per year.    You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year.  Loan interest is due on each contract anniversary.  Unpaid interest will be added to the loan and accrue interest.  If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value.  In such case, We will give You at least 31 days written notice.  Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan.  In general, loans must be repaid in monthly or quarterly installments within 5 years.  If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made.  This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a tax penalty.  IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value.  The longer the loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding.  If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding.  In addition, a loan costs You a net interest charge of 2% per year.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets and You should consider Your tolerance for investing through periods of fluctuating price levels.  The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  Only one active DCA program is allowed at a time.  You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account.  DCA is only available if the amount in the DCA account is at least $2,400 at the time DCA is to begin.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal Office.  The DCA election will specify:

(a)    the DCA source account from which transfers will be made,

(b)   that any money received with the form is to be placed into the DCA source account,

(c)    the total monthly amount to be transferred to the other investment divisions, and

(d)   how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the first contract month, which occurs at least 30 days after the day the request is received.

If a DCA program is elected after issue and the source account is the General Account, the minimum number of months for the program is 12 months.

DCA will last until total monies for DCA are exhausted or until We receive Your written termination request.  DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.

We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of contract fund.  While We currently do not charge for transfers, We do reserve the right to charge for each transfer after the 15th one in any contract year. However, initiating a DCA program will only count once in determining the $25 charge for each transfer after the 15th in a contract year.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of contract value allocated to each investment division to a pre-set level.  (For example, an owner may specify 30% in the Fidelity VIP Growth Investment Division, 40% in the Fidelity VIP High Income Investment Division and 30% in the Fidelity VIP Overseas Investment Division)  Portfolio Rebalancing does not apply to loaned monies in the General Account.  If You elect this option, then each contract anniversary We will transfer the amounts needed to “rebalance” the contract value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.  The Portfolio Rebalancing option is subject to the General Account premium and transfer limitations.

Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time.  We reserve the right to end the Portfolio Rebalancing option by sending You one month’s notice.  Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in “The General Account” section on page 23.

Death Benefit

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant’s or an owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s death. For joint annuitants, the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners the death benefit is paid upon the first death.  The value of the death benefit, as described below, will be determined based on the contract value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required all in good order.

Unless a payment option is selected and all required forms and documentation are received within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant’s death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or an owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the annuitant and an owner, the owner is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

1.      The contract value less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid, and any other documentation or forms required; or

2.      The net premiums paid, less any outstanding loan and loan interest, less any withdrawals, at the time We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

3.      The Guaranteed Minimum Death Benefit.

If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as annuitant and owner can affect whether the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming annuitants, owners, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

Guaranteed Minimum Death Benefit (GMDB)

In general, the guaranteed minimum death benefit is the highest contract value on any contract anniversary prior to death and prior to the annuitant’s or owner’s attained age 81, adjusted for any withdrawals (see the example below for how withdrawals impact the guaranteed minimum death benefit).

The guaranteed minimum death benefit is zero upon issuance of the contract.  The guaranteed minimum death benefit is recalculated on the first contract anniversary and every year thereafter, until the contract anniversary when the annuitant reaches an attained age of 80.   The purpose of the recalculation is to give You the benefit of any positive investment experience under Your contract.  Your contract’s investment experience can cause the guaranteed minimum death benefit to increase on the recalculation date, but cannot cause it to decrease.  The guaranteed minimum death benefit on a recalculation date is the larger of:

a)      the guaranteed minimum death benefit that applied to Your contract immediately prior to the recalculation date, or

b)      the contract value on the recalculation date.

The new guaranteed minimum death benefit applies to Your contract until the next contract anniversary, or until You make a premium payment or withdrawal.  Any subsequent premium payments will immediately increase Your guaranteed minimum death benefit by the amount of the net premium payment.  Any partial withdrawal will immediately decrease Your guaranteed minimum death benefit by the percentage of the contract value being withdrawn.  (The decrease in GMDB could be more or less than the dollar amount withdrawn.)

Example: Assume that a contract is issued with a $10,000 premium on 5/1/2000 to an owner at attained age 55. No further premiums are made and no withdrawals are made during the first year.  Assume that on the contract anniversary on 5/1/2001 the contract value is $12,000.  The guaranteed death benefit is reset on 5/1/2001 to $12,000.

Assume that the contract value increases to $15,000 on 5/1/2002 and decreases to $13,000 on 5/1/2003. The guaranteed death benefit on 5/1/2003 is $15,000.

Assume that by 7/1/2003, the contract value increases to $14,000 and You request a partial withdrawal of $2,800 or 20% of Your contract value on that date.  The guaranteed minimum death benefit immediately follow the partial withdrawal is $12,000=[$15,000-.20($15,000)].  (In this example, the contingent deferred sales charge would be taken out of the $2,800 withdrawn.)

Assume that on 9/1/2003 the contract value decreases to $8,000.  The guaranteed minimum death benefit remains at $12,000 and the death proceeds payable on 9/1/2003 are $12,000.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

We may deduct a contingent deferred sales charge from any full or partial withdrawal of premiums (including a withdrawal to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below).  For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any.  There is no sales charge on the investment income withdrawn.

The length of time between each premium payment and withdrawal determines the amount of the contingent deferred sales charge.  Premium payments are considered withdrawn in the order that they were received and all withdrawals will be taken first from premium payments and then from other contract values.

The charge is a percentage of the gross (premiums before deduction for premium tax) premiums withdrawn and equals:

Length of Time from Premium Payment (number of years)	Contingent Deferred Sales Charge
1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
9+	0%

Example: Assume that a contract is issued with a $10,000 premium (for which no premium tax is applicable) on 5/1/2000 to an owner at an attained age of 55.  No further premiums are made and no withdrawals are made until 9/1/2001.  Assume that on 9/1/2001, You request a full surrender and the value of Your contract is $12,000.  The contingent deferred sales charge of $720.00 would be determined as shown below:

10% of the $10,000 of premium is allowed to be withdrawn free of the contingent deferred sales charge.  Since it has been between 1 and 2 years from the time of the $10,000 premium contribution, the contingent deferred sales charge percentage would be 8%.

8% of $9,000 ($10,000 less $1,000 withdrawn free of charge) = $720.00.

If the value of Your contract had been $8,000 on 9/1/2001 and You requested a full surrender, the contingent deferred sales would still be $720.00 as the charge is based on the amount of the premiums and not on the value of the contract.

We will waive the contingent deferred sales charge on either a full or partial surrender after the first contract anniversary if:

(1)         written proof is given to Us at Our Principal Office that the owner is confined in a state licensed inpatient nursing facility for a total of 90 days, provided We receive Your withdrawal request within 90 days after discharge from such facilities; or

(2)         a licensed physician provides an acceptable written statement to Us that the owner is expected to die with the next 12 months due to a non-correctable medical condition.  The licensed physician cannot be the owner or part of the owner’s immediate family.

These waivers are subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

If You make a full surrender after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.

No contingent deferred sales charge will be assessed upon:

a)      payment of death benefits;

b)      exercise of the free look right; and

c)      surrender of the Free Withdrawal Amount.

Under current company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest.  If You have selected a variable annuity option, We will continue to assess this charge after the maturity date.  The investment divisions’ accumulation unit values and annuity unit values reflect this charge.  We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the accumulation values in the Separate Account.  This charge compensates Us for assuming certain mortality and expense risks.  No mortality and expense charge is deducted from the fixed account or from an annuity option offering fixed payments or interest.  The investment division’s accumulation unit values and annuity unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose, including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the contract and may not be increased.  We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur. We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

Contract Maintenance Charge

We deduct an annual contract maintenance charge of $35 on each contract anniversary on or before the maturity date.  We waive this charge if Your contract value is $50,000 or more on the contract anniversary.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.  We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value.  If the contract is surrendered during a contract year and the contract value is less than $50,000, then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions.  We reserve the right to assess a $25 charge for each transfer after the 15th transfer in a contract year. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge to the investment from which the transfer is being made.  All transfers included in one transfer request count as only one transfer for purposes of any fee.  For example, if the transfer is made from two investment divisions then a $12.50 transfer charge will be allocated to each of the investment divisions.

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant or an owner) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary.  The funds may also impose redemption fees, which We would deduct from Your contract value.

See the funds’ prospectuses for more information.

Premium Taxes

Midland National will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes, which We would keep in the effected Investment Division rather than in Our General Account.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value (i.e., accumulation value) over the investment in the contract during the taxable year must generally be included in income.  There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Nonqualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract.  If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-qualified Contract.  The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the Statement of Additional Information.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Under Code section 403(b), payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earning on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship. Other restrictions may apply.  For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

•        Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

•        Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the contract value.  These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan.  Because the death benefit may exceed this limitation, and its value may need to be considered in calculating required minimum distributions under all qualified contracts, employers using the contract in connection with such plans should consult their tax advisor.  The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding. “Eligible rollover distributions” from corporate pension, profit sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Loans

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty.  Pursuant to new tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.  In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters.  These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.  You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders – Nonqualified Contracts

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments for the purpose of tax reporting.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  Different rules apply for annuity payments.  See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  This includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate maturity; or

•        which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above.  You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status.  Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity income payments stop because an annuitant has died, the excess (if any) of the “investment in the contract” as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately).   Please consult a tax advisor for more information.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence.  Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate-planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The maturity date is generally the contract anniversary nearest the annuitant’s attained age 90 (unless restricted by the laws of the state in which this contract is delivered).  You may elect a different maturity date in the application or by sending a written request to Us at least 31 days before the requested new maturity date.  The requested maturity date must be a contract anniversary.  The requested maturity date cannot be later than the annuitant’s attained age 90 and cannot be earlier than the 10th contract anniversary.  However, if You make a full surrender after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.  For qualified contracts the requested maturity date cannot be earlier than the annuitant attained age 59-1/2.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the contract value in one lump sum, or

2.       convert the contract value into an annuity payment option payable to the annuitant as described below.

ELECTING AN ANNUITY PAYMENT OPTION

You may apply the contract value to affect an annuity payment option.  Unless You choose otherwise, on the maturity date, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed annuity payment option and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.  We reserve the right to change the payment frequency so that payments are at least $20.

The payee’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number.  For annuity payment options that do not involve a life annuity, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their successors; and

•         the ways of proving age and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office.  You must elect the payment option at least 30 days before the maturity date.  If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  The contract value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 2.75% a year.  We may also credit interest under the fixed payment options at a rate that is above the 2.75% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the administrative and mortality and expense risk charge We make at an effective annual rate of 1.40% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following four payment options are available as Fixed Payment Options. The only payment option available under the Variable Payment Options is payment option 2.

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 1 up to 30 years. This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

1)      Life Annuity: We will pay equal monthly payments during the lifetime of the payee.  With a life annuity payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, then only one payment will be made.

2)      Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

4.      Proceeds Left at Interest: The proceeds will stay on deposit with Us for a period that We agree upon.  You will receive interest at the rate of at least 2.75% a year on the proceeds.

Transfers after the annuitization for variable payment options

After the maturity date, one transfer per contract year may be made among the investment divisions.  Completed transfer requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.  No transfers are allowed to from a fixed annuity option to a variable annuity option or vice versa.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland National” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate accounts.  The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the Funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the Funds’ Board of Directors,

•        to ratify the selection of independent auditors for the Funds,

•        on any other matters described in the Funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.  We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting on matters concerning the Fund portfolios in which Your contract value has been invested.  We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio.  This is determined as of the record date set by the Fund’s Board of Directors for the shareholders meeting.  We count fractional shares.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the Fund’s adviser or the investment policies of its portfolios.  We will advise You if We do.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners.  If We ever believe that any of the Funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each contract year, We will send a report that shows

•        Your contract value, and

•         Any transactions involving Your contract value that occurred during the year.  Transactions include Your premium allocations, transfers and withdrawals made in that year.

The quarterly statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments).  Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract’s information page.  Each contract month begins on the same day in each contract month.  The calendar days of 29, 30, and 31 are not used. If Your initial premium is received on one of those dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Total return quotations reflect change in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment division’s return, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do not take into account capital gains or losses or the contingent deferred sales charge.  The standard quotations of yield reflect the annual maintenance charge.

The Fidelity VIP Money Market investment division may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income Investment divisions may advertise a 30-day yield, which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations.

We may also advertise performance figures for the investment division based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses.  We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

1.      permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

2.      assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

3.      reflect a change in the operation of the Separate Account; or

4.      provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application.  The beneficiary is entitled to the death benefit of the contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change the revocable beneficiary during the annuitant’s and owner’s lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the annuitant dies, then We will pay the death benefit to the owner.

If no beneficiary is living when the owner dies, We will pay the death benefit to the owner’s estate.  If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice.  If a person other than a joint owner is named primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a nonqualified contract.  You must send a copy of the assignment to Our Principal Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds From This Contract

We will generally pay any death benefits withdrawals, surrenders or loans within seven days after receiving the required form(s) in good order at Our Principal Office.  The death benefits is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment or transfers for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      the SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for a withdrawal, surrender, loan or death benefit, make transfers, or continue making annuity payments.  If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your contract to government agencies and departments.

We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 8.35% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.  Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the contingent deferred sales charge; (b) the mortality and expense charge; (c) the administrative charge; (d) payments, if any, received from the underlying portfolios or their managers; and (e) investment earnings on amount allocated to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  This contract has been filed with and approved by insurance officials in those states.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are not pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account’s principal underwriter, Sammons Securities Company, LLC.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to the federal securities laws.

Financial sTATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report, which appears in the registration statement.  The address for PricewaterhouseCoopers LLP is:

100 E. Wisconsin Ave., Suite 1800

Milwaukee, WI 53202

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

Condensed Financial Information

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount prior to the maturity date.

Investment Division	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period

Fidelity VIP Money Market

2001	13.14	13.50	1,090,683
2002	13.50	13.53	775,813
2003	13.53	13.39	534,687
2004	13.39	13.45	380,133
2005	13.45	13.52	345,985
2006	13.52	13.97	316,322
2007	13.97	14.89	408,608
2008	14.89	14.80	605,499
2009	14.80	$14.45	334,867
2010	14.45	14.60	233,796
Fidelity VIP High Income

2001	11.83	10.30	351,995
2002	10.30	10.50	287,561
2003	10.50	13.18	309,646
2004	13.18	14.24	300,823
2005	14.24	14.42	239,638
2006	14.42	15.81	206,295
2007	15.81	16.05	178,986
2008	16.05	11.89	166,580
2009	11.89	16.83	161,028
2010	16.83	18.89	124,568
Fidelity VIP Equity-Income

2001	25.08	23.50	1,009,270
2002	23.50	19.24	856,412
2003	19.24	24.73	767,696
2004	24.73	27.19	731,176
2005	27.19	28.39	601,583
2006	28.39	33.64	488,726
2007	33.64	33.68	396,388
2008	33.68	19.04	276,760
2009	19.04	24.45	254,462
2010	24.45	27.76	218,296
Fidelity VIP Growth

2001	29.91	24.28	1,530,764
2002	24.28	16.73	1,275,719
2003	16.73	21.92	1,141,068
2004	21.92	22.34	1,029,800
2005	22.34	23.31	793,023
2006	23.31	24.56	610,233
2007	24.56	30.74	535,332
2008	30.74	16.01	385,976
2009	16.01	20.27	353,177
2010	20.27	24.80	294,247

Fidelity VIP Overseas

2001	17.27	13.42	305,263
2002	13.42	10.55	265,757
2003	10.55	14.91	240,310
2004	14.91	16.71	232,557
2005	16.71	19.61	208,652
2006	19.61	22.83	203,592
2007	22.83	26.41	206,085
2008	26.41	14.63	176,748
2009	14.63	18.26	153,424
2010	18.26	20.36	126,923
Fidelity VIP Mid Cap

2001	9.99	9.54	274,080
2002	9.54	8.48	388,673
2003	8.48	11.59	389,660
2004	11.59	14.28	423,627
2005	14.28	16.65	480,964
2006	16.65	18.50	423,567
2007	18.50	21.09	401,819
2008	21.09	12.58	300,184
2009	12.58	17.40	237,516
2010	17.40	22.10	214,313
Fidelity VIP Asset ManagerSM

2001	17.71	16.75	443,064
2002	16.75	15.07	389,162
2003	15.07	17.53	336,590
2004	17.53	18.23	287,405
2005	18.23	18.70	209,016
2006	18.70	19.79	172,970
2007	19.79	22.54	135,699
2008	22.54	15.84	101,472
2009	15.84	20.28	87,717
2010	20.28	22.72	63,339
Fidelity VIP Investment Grade Bond

2001	13.85	14.82	480,240
2002	14.82	16.12	555,495
2003	16.12	16.72	453,756
2004	16.72	17.22	404,640
2005	17.22	17.35	358,621
2006	17.35	17.85	315,334
2007	17.85	18.37	312,806
2008	18.37	17.52	270,466
2009	17.52	19.99	236,575
2010	19.99	21.25	194,782
Fidelity VIP Contrafund®

2001	25.07	21.69	854,454
2002	21.69	19.39	755,297
2003	19.39	24.56	689,941
2004	24.56	27.96	699,654
2005	27.96	32.24	669,043
2006	32.24	35.52	593,944
2007	35.52	41.15	519,013
2008	41.15	23.36	422,432
2009	23.36	31.24	384,516
2010	31.24	36.10	330,445
Fidelity VIP Asset Manager: Growth®

2001	19.02	17.36	254,141
2002	17.36	14.46	209,849
2003	14.46	17.59	180,339
2004	17.59	18.38	154,744
2005	18.38	18.82	121,952
2006	18.82	19.86	89,683
2007	19.86	23.29	72,369
2008	23.29	14.74	59,455
2009	14.74	19.32	54,970
2010	19.32	22.16	47,891
Fidelity VIP Index 500

2001	29.14	25.25	1,242,879
2002	25.25	19.36	1,062,829
2003	19.36	24.51	929,993
2004	24.51	26.73	867,399
2005	26.73	27.63	732,117
2006	27.63	31.53	629,400
2007	31.53	32.78	496,274
2008	32.78	20.36	386,078
2009	20.36	25.42	337,264
2010	25.42	28.83	281,640
Fidelity VIP Growth & Income

2001	16.16	14.54	521,679
2002	14.54	11.95	463,086
2003	11.95	14.59	421,946
2004	14.59	15.22	254,646
2005	15.22	16.15	313,193
2006	16.15	18.02	251,019
2007	18.02	19.92	211,451
2008	19.92	11.45	172,984
2009	11.45	14.36	142,890
2010	14.36	16.27	114,935
Fidelity VIP Balanced

2001	12.92	12.54	269,866
2002	12.54	11.29	264,774
2003	11.29	13.10	266,803
2004	13.10	13.62	384,072
2005	13.62	14.21	231,753
2006	14.21	15.65	228,555
2007	15.65	16.83	176,411
2008	16.83	10.96	139,572
2009	10.96	15.06	126,505
2010	15.06	17.43	108.115

Fidelity VIP Growth Opportunities

2001	12.68	10.70	410,847
2002	10.70	8.25	356,436
2003	8.25	10.56	324,087
2004	10.56	11.16	300,111
2005	11.16	11.98	254,735
2006	11.98	12.46	208,091
2007	12.46	15.13	183,680
2008	15.13	6.71	160,939
2009	6.71	9.66	153,434
2010	9.66	11.77	137,333
American Century VP Capital Appreciation

2001	19.09	13.54	205,838
2002	13.54	10.52	175,096
2003	10.52	12.50	144,988
2004	12.50	13.26	127,295
2005	13.26	15.96	120,456
2006	15.96	18.44	112,974
2007	18.44	26.51	107,379
2008	26.51	14.20	106,958
2009	14.20	19.01	92,028
2010	19.01	24.61	82,165
American Century VP Value

2001	14.43	16.05	257,059
2002	16.05	13.83	270,661
2003	13.83	17.58	260,992
2004	17.58	19.82	246,592
2005	19.82	20.53	302,500
2006	20.53	24.02	294,140
2007	24.02	22.46	275,920
2008	22.46	16.22	226,866
2009	16.22	19.17	176,298
2010	19.17	21.43	137,846
American Century VP Balanced

2001	13.56	12.89	96,137
2002	12.89	11.50	93,341
2003	11.50	13.54	103,627
2004	13.54	14.66	127,295
2005	14.66	15.17	83,741
2006	15.17	16.39	71,204
2007	16.39	16.96	56,970
2008	16.96	13.32	40,846
2009	13.32	15.17	35,262
2010	15.17	16.70	24,592
American Century VP International

2001	16.98	11.85	257,976
2002	11.85	9.31	232,073
2003	9.31	11.43	212,119
2004	11.43	12.95	193,997
2005	12.95	14.46	215,776
2006	14.46	17.82	244,512
2007	17.82	20.75	246,751
2008	20.75	11.29	286,505
2009	11.29	14.89	242,967
2010	14.89	16.63	209,152
American Century VP Income & Growth

2001	12.23	11.05	168,659
2002	11.05	8.79	152,009
2003	8.79	11.21	141,643
2004	11.21	12.49	142,103
2005	12.49	12.88	130,703
2006	12.88	14.87	117,593
2007	14.87	14.65	98,559
2008	14.65	9.45	80,660
2009	9.45	11.00	64,178
2010	11.00	12.39	53,847

MFS VIT Growth

2001	17.35	11.38	612,055
2002	11.38	7.43	479,968
2003	7.43	9.54	424,878
2004	9.54	10.63	375,608
2005	10.63	11.44	300,739
2006	11.44	12.17	252,674
2007	12.17	14.54	185,869
2008	14.54	8.97	138,855
2009	8.97	12.18	121,139
2010	12.18	13.85	102,579
MFS VIT Research

2001	13.52	10.50	243,679
2002	10.50	7.81	226,843
2003	7.81	9.60	193,197
2004	9.60	10.97	159,974
2005	10.97	11.66	155,377
2006	11.66	12.70	126,997
2007	12.70	14.17	87,411
2008	14.17	8.93	68,193
2009	8.93	11.64	55,605
2010	11.64	13.14	47,546
MFS VIT Investors Trust

2001	11.96	9.91	111,749
2002	9.91	7.72	104,280
2003	7.72	9.30	96,611
2004	9.30	10.21	89,168
2005	10.21	10.80	80,632
2006	10.80	12.04	72,289
2007	12.04	13.09	55,522
2008	13.09	8.64	44,752
2009	8.64	10.81	30,954
2010	10.81	11.84	26,011
MFS VIT New Discovery

2001	21.32	19.96	196,868
2002	19.96	13.45	190,967
2003	13.45	17.74	196,636
2004	17.74	18.63	196,685
2005	18.63	19.33	159,135
2006	19.33	21.58	132,396
2007	21.58	21.81	116,150
2008	21.81	13.05	82,782
2009	13.05	21.01	85,802
2010	21.01	28.23	83,256
Lord Abbett Growth and Income

2001	15.07	13.86	312,567
2002	13.86	11.20	327,700
2003	11.20	14.47	312,118
2004	14.47	16.08	311,322
2005	16.08	16.36	281,715
2006	16.36	18.92	268,719
2007	18.92	19.30	224,835
2008	19.30	12.09	158,361
2009	12.09	14.19	133,305
2010	14.19	16.42	107,298

Lord Abbett MidCap Value

2001	15.44	16.45	286,189
2002	16.45	14.64	324,812
2003	14.64	18.00	324,416
2004	18.00	22.02	345,416
2005	22.02	23.50	368,432
2006	23.50	26.00	300,646
2007	26.00	25.78	280,830
2008	25.78	15.42	211,045
2009	15.42	19.25	158,598
2010	19.25	23.81	129,509
Lord Abbett International

2001	9.06	6.56	31,399
2002	6.56	5.32	31,288
2003	5.32	7.41	32,307
2004	7.41	8.80	46,053
2005	8.80	11.00	78,953
2006	11.00	13.99	139,474
2007	13.99	14.44	144,439
2008	14.44	6.91	91,468
2009	6.91	9.99	79,627
2010	9.99	11.95	71,514
Alger Growth Portfolio

2001	8.11	7.05	194,922
2002	7.05	4.66	157,878
2003	4.66	6.21	239,077
2004	6.21	6.46	231,091
2005	6.46	7.13	304,784
2006	7.13	7.40	284,242
2007	7.40	8.75	325,380
2008	8.75	4.60	219,694
2009	4.60	6.76	251,616
2010	6.76	7.56	132,074
Alger Mid-Cap Portfolio

2001	8.69	8.01	147,826
2002	8.01	5.56	164,604
2003	5.56	8.11	314,939
2004	8.11	9.03	287,398
2005	9.03	9.78	284,155
2006	9.78	10.62	299,814
2007	10.62	13.78	352,640
2008	13.78	5.66	279,960
2009	5.66	8.46	295,404
2010	8.46	9.96	220,389
Alger Leveraged All-Cap Portfolio

2001	7.51	6.22	293,506
2002	6.22	4.05	397,144
2003	4.05	5.39	446,609
2004	5.39	5.74	352,959
2005	5.74	6.48	362,784
2006	6.48	7.62	317,124
2007	7.62	10.04	424,627
2008	10.04	5.43	380,778
2009	5.43	8.10	378,885
2010	8.10	9.10	269,297

Alger SmallCap Portfolio

2001	7.95	5.52	25,597
2002	5.52	4.02	63,605
2003	4.02	5.64	179,885
2004	5.64	6.48	191,203
2005	6.48	7.47	236,311
2006	7.47	8.84	245,440
2007	8.84	10.22	233,105
2008	10.22	5.38	171,466
2009	5.38	7.72	154,726
2010	7.72	9.54	121,021
Invesco V.I. Financial Services Fund
2002(1)	10.00	8.36	19,805
2003	8.36	10.68	28,861
2004	10.68	11.45	28,903
2005	11.45	11.96	31,039
2006	11.96	13.73	29,385
2007	13.73	10.53	38,017
2008	10.53	4.21	36,098
2009	4.21	5.29	51,946
2010	5.29	5.75	48,513
Invesco V.I. Global Health Care Fund
2002(1)	10.00	8.13	10,812
2003	8.13	10.24	35,646
2004	10.24	10.86	51,621
2005	10.86	11.58	59,653
2006	11.58	12.02	51,358
2007	12.02	13.25	47,038
2008	13.25	9.33	33,563
2009	9.33	11.74	24,977
2010	11.74	12.19	19,641
Van Eck Worldwide Hard Assets Fund
2002(1)	10.00	8.53	4,709
2003	8.53	12.19	8,208
2004	12.19	14.90	28,482
2005	14.90	22.29	87,559
2006	22.29	27.36	111,018
2007	27.36	39.21	136,447
2008	39.21	20.83	141,118
2009	20.83	32.36	153,345
2010	32.36	41.23	139,833
PIMCO High Yield Portfolio
2003(2)	10.00	10.87	87,433
2004	10.87	11.74	92,833
2005	11.74	12.05	52,379
2006	12.05	12.96	95,280
2007	12.96	13.23	135,140
2008	13.23	9.98	137,852
2009	9.98	13.81	137,472
2010	13.81	15.59	125,782
PIMCO Low Duration Portfolio
2003(2)	10.00	9.97	6,557
2004	9.97	10.01	22,888
2005	10.01	9.97	19,947
2006	9.97	10.22	10,988
2007	10.22	10.82	6,828
2008	10.82	10.62	5,527
2009	10.62	11.87	4,343
2010	11.87	12.33	6,395

PIMCO Real Return Portfolio
2003(2)	10.00	10.48	7,589
2004	10.48	11.25	46,876
2005	11.25	11.33	89,754
2006	11.33	11.25	120,513
2007	11.25	12.27	94,065
2008	12.27	11.24	99,652
2009	11.24	13.13	156,696
2010	13.13	14.00	169,195
PIMCO Total Return Portfolio
2003(2)	10.00	10.10	25,888
2004	10.10	10.45	70,149
2005	10.45	10.37	164,873
2006	10.37	10.68	251,716
2007	10.68	11.46	287,014
2008	11.46	11.24	313,236
2009	11.24	13.47	289,970
2010	13.47	14.36	257,161
Goldman Sachs Structured Small Cap Equity Fund
2006(3)	10.00	9.90	12,987
2007	9.90	8.15	22,571
2008	8.15	5.31	26,980
2009	5.31	6.68	16,988
2010	6.68	8.56	46,008

Neuberger Berman Regency Portfolio
2006(3)	10.00	10.17	543
2007	10.17	10.37	2,236
2008	10.37	5.54	1,189
2009	5.54	8.00	1,187
2010	8.00	9.96	19,069

1.        Period from 5/1/2002 to 12/31/2002

2.        Period from 5/1/03 to 12/31/03

3.        Period from 05/01/06 to 12/31/06

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including additional information regarding commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-07772

va2_sai.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE ANNUITY II

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account C)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract (“contract”) offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2011, by contacting Us, at Our Principal Office located at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Terms used in the current prospectus for the policy are incorporated in this statement.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2011

THE CONTRACT

Non-Participation

Misstatement of Age or Sex

Proof of Existence and Age

Assignment

Annuity Data

Incontestability

Ownership

Entire Contract

Changes in the Contract

Protection of Benefits

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations Assuming Surrender

Other Performance Data

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person Owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACT

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Non-Participation

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of Midland National.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other payee has been misstated in the application, the annuity payable under the contract will be whatever the contract value of the contract would purchase on the basis of the correct age or sex of the annuitant and/or other payee, if any, on the date annuity payments begin. Any overpayment or underpayments by Midland National as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of the owner or annuitant.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, to the extent permitted by applicable laws, regulations or action of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The contract is incontestable after it has been in force, during the annuitant's lifetime, for two years.

Ownership

Before the annuitant's death, only the owner will be entitled to the rights granted by the contract or allowed by Midland National under the contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the owner is an individual and dies before the annuitant, the rights of the owner belong to the estate of the owner unless this contract has been endorsed to provide otherwise.

Entire Contract

We have issued the contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the contract. The Policy Form with the application and any riders make the entire contract. All statements made by or for the annuitant are considered representations and not warranties. Midland National will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.

Changes in the Contract

Only Midland National's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland National may not change or amend the contract, except as expressly provided in the contract, without the owner's consent. However, We may change or amend the contract if such change or amendment is necessary for the contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the investment division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each investment division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each investment division every Business Day as follows:

•        First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

•        Then, We divide this amount by the value of the amounts in the investment division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

•        Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038356% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

•        Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of Annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the annuity unit value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) = the annuity unit value for the preceding business day.

(2) = the net investment factor (as described above) for that division on that business day.

(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market investment division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the Fidelity VIP Money Market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market investment division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the Fidelity VIP Money Market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:

a.  =    net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the investment division.

b. =    expenses accrued for the period (net of reimbursements).

c.  =    the average daily number of units outstanding during the period.

d. =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any contingent deferred sales charges that may be applicable to a particular contract. Contingent deferred sales charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding Fund. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any investment division.

Standard Total Return Calculations Assuming Surrender

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:

   P = an assumed initial payment of $1,000

   T = average annual total return

   n =  number of years

ERV =  ending redeemable value of an assumed $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the contract is surrendered will reflect the effect of contingent deferred sales charges that may be applicable to a particular period.

Other Performance Data

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the contract is kept in-force assume that the contingent deferred sales charge percentage will be zero.

CTR = [ERV/P] - 1

Where:

CTR =    the cumulative total return net of investment division recurring charges for the period.

ERV =    ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten year period at the end of the one, five, or ten-year period (or fractional portion thereof).

P      =     an assumed initial payment of $1,000.

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. This contract charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 contract maintenance charge. The contract maintenance charge is deducted only when the contract value is less than $50,000.  This additional amount is calculated using a method intended to show the "average" impact of the annual maintenance fee on a contract that has a contract value of less than $50,000.  The annual maintenance fee is approximated based on an average contract value of $27,000, so it is calculated as $35/$27,000, or 0.13% annually. The total of these three amounts is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of an assumed $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts Premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person Owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the contract value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.  Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments you request until all information required under the tax law has been received.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.   In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Under our distribution agreement with Sammons Securities Company, We allow for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C as follows:

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company**
2008	$573,896	$173,599
2009	$81,032	$104,194
2010	$68,051	$127,039

*Represents total commissions paid on Variable Annuity and Variable Annuity II contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

•         “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We also paid flat dollar amounts to certain selling firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives. During 2010, We may have made such payments of up to $12,000.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, of Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

100 E. Wisconsin Ave., Suite 1800

Milwaukee, WI 53202

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

MNLIC
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 and 2009

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                          1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2010 and 2009       2

     Consolidated Statements of Income for the years ended
       December 31, 2010, 2009 and 2008                                 3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
       December 31, 2010, 2009 and 2008                                 4

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2010, 2009 and 2008                                 5

     Notes to Consolidated Financial Statements                         7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 25, 2011

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI  53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2010 and 2009
(Amounts in Thousands, except par value)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      2010                 2009
                                                                                 -----------------   ------------------

ASSETS
Investments
    Fixed maturities, available for sale, at fair value                               $24,516,373          $22,256,805
    Equity securities, at fair value                                                      424,953              462,328
    Mortgage loans                                                                        247,133              241,001
    Policy loans                                                                          333,186              315,979
    Short-term investments                                                                248,637              353,271
    Derivative instruments                                                                425,656              435,085
    Other invested assets                                                                 983,630              337,514
                                                                                 -----------------   ------------------
              Total investments                                                        27,179,568           24,401,983
Cash                                                                                       50,517              269,749
Accrued investment income                                                                 237,447              217,912
Deferred policy acquisition costs                                                       1,502,244            1,798,826
Deferred sales inducements                                                                455,628              626,447
Present value of future profits of acquired businesses                                     21,015               21,767
Federal income tax asset, net                                                              58,019              410,274
Other receivables, other assets and property, plant and equipment                         146,950              145,213
Reinsurance receivables                                                                 1,889,376            2,079,974
Separate account assets                                                                 1,001,274              934,472
                                                                                 -----------------   ------------------
              Total assets                                                            $32,542,038          $30,906,617
                                                                                 =================   ==================
LIABILITIES
Liabilities
Policyholder account balances                                                         $24,817,393          $23,244,885
Policy benefit reserves                                                                 1,049,300            1,003,106
Policy claims and benefits payable                                                        119,949               99,461
Repurchase agreements, other borrowings and collateral on
 derivative instruments                                                                 2,527,412            2,974,315
Derivative instruments                                                                     10,541               51,187
Other liabilities                                                                         729,027              674,515
Separate account liabilities                                                            1,001,274              934,472
                                                                                 -----------------   ------------------
              Total liabilities                                                        30,254,896           28,981,941
                                                                                 -----------------   ------------------
STOCKHOLDER'S EQUITY
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     issued and outstanding                                                                 2,549                2,549
    Additional paid-in capital                                                            335,907              301,827
    Retained earnings                                                                   1,860,073            1,599,861
    Accumulated other comprehensive income (loss)                                          88,613             (483,751)
                                                                                 -----------------   ------------------
              Total Midland National Life Ins. Co. stockholder's equity                 2,287,142            1,420,486
Noncontrolling interest                                                                         -              504,190
                                                                                 -----------------   ------------------
              Total stockholder's equity                                                2,287,142            1,924,676
                                                                                 -----------------   ------------------
              Total liabilities and stockholder's equity                              $32,542,038          $30,906,617
                                                                                 =================   ==================

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                               2010             2009              2008
                                                                           --------------  ----------------  ---------------

REVENUES
Premiums                                                                       $ 146,850         $ 147,415        $ 137,156
Interest sensitive life and investment product charges                           303,991           295,560          288,514
Net investment income                                                          1,407,708         1,059,608          966,440
Net gains (losses) on derivatives and derivative instruments                     191,371          (157,076)         (37,865)
Net unrealized gain from variable interest entity                                      -            35,795           27,442
Net realized investment gains                                                     94,571           154,827          117,775
Total other-than-temporary impairment losses                                     (75,139)          (83,778)         (87,404)
Noncredit portion in other comprehensive income                                    3,557            12,307                -
                                                                           --------------  ----------------  ---------------
              Net impairment loss recognized in earnings                         (71,582)          (71,471)         (87,404)
Other income                                                                      15,045            12,419           16,583
                                                                           --------------  ----------------  ---------------
              Total revenue                                                    2,087,954         1,477,077        1,428,641
                                                                           --------------  ----------------  ---------------
BENEFITS AND EXPENSES
Interest credited to policyholder account balances                               881,856           541,266          447,901
Benefits incurred                                                                302,497           238,071          245,319
Amortization of deferred sales inducements                                        80,765            60,246           74,081
                                                                           --------------  ----------------  ---------------
              Total benefits                                                   1,265,118           839,583          767,301
Operating and other expenses (net of commissions and other
 expenses deferred)                                                              116,552           162,648           92,491
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                          221,904           175,601          178,739
                                                                           --------------  ----------------  ---------------
              Total benefits and expenses                                      1,603,574         1,177,832        1,038,531
                                                                           --------------  ----------------  ---------------
              Income before income taxes                                         484,380           299,245          390,110
Income tax provision                                                             131,908           102,308          138,996
                                                                           --------------  ----------------  ---------------
              Net income                                                         352,472           196,937          251,114
Less:  Net income attributable to noncontrolling interests (net
 of tax $0 in 2010, $9,992 in 2009 and $533 in 2008)                                   -           (57,373)          (6,437)
                                                                           --------------  ----------------  ---------------
              Net income attributable to Midland National Life Ins. Co.        $ 352,472         $ 139,564        $ 244,677
                                                                           ==============  ================  ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Midland National Life Insurance Co. Stockholder's Equity
                                                              -------------------------------------------------------------------

                                                                               Additional
                                                                 Common          Paid-in         Retained        Comprehensive
                                                                  Stock          Capital         Earnings           Income
                                                              --------------  --------------   -------------   ------------------

Balance, December 31, 2007                                        $   2,549       $ 268,707      $1,306,927
Comprehensive income (loss)
    Net income                                                                                      244,677         $    244,677
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)                                                            (725,299)
      Pension liability (net of tax ($1,259))                                                                             (2,337)
      Post-retirement liability (net of tax $682)                                                                          1,266
                                                                                                               ------------------
              Comprehensive (loss)                                                                                  $   (481,693)
                                                                                                               ==================
Capital contribution                                                                 50,000
Dividends paid on common stock                                                                      (46,740)
                                                              --------------  --------------   -------------
Balance, December 31, 2008                                            2,549         318,707       1,504,864
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                                             7,050
Comprehensive income (loss)
    Net income                                                                                      139,564         $    139,564
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                                                                  306,808
      Pension liability (net of tax ($1,200))                                                                             (2,229)
      Post-retirement liability (net of tax $340)                                                                            630
                                                                                                               ------------------
              Comprehensive income                                                                                  $    444,773
                                                                                                               ==================
Equity transactions with noncontrolling interests, net                              (16,880)
Capital contribution
Dividends paid on common stock                                                                      (51,617)
                                                              --------------  --------------   -------------
Balance, December 31, 2009                                            2,549         301,827       1,599,861
Deconsolidation of variable interest entity                                          16,880
Comprehensive income (loss)
    Net income                                                                                      352,472              352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                                                                  576,847
      Pension liability (net of tax ($1,760))                                                                             (3,269)
      Post-retirement liability (net of tax ($654))                                                                       (1,214)
                                                                                                               ------------------
              Comprehensive income                                                                                  $    924,836
                                                                                                               ==================
Capital contribution                                                                  5,000
Employee stock ownership plan                                                        12,200
Dividends paid on common stock                                                                      (92,260)
                                                              --------------  --------------   -------------
Balance, December 31, 2010                                        $   2,549       $ 335,907      $1,860,073
                                                              ==============  ==============   =============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                              ----------------------------------------------------------
                                                                    Accumulated
                                                                       Other                               Total
                                                                   Comprehensive      Noncontrolling   Stockholder's
                                                                   Income (Loss)        Interest           Equity
                                                                 ------------------  ---------------   ---------------

Balance, December 31, 2007                                            $    (55,540)        $      -       $ 1,522,643
Comprehensive income (loss)
    Net income                                                                                6,437           251,114
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)              (725,299)                          (725,299)
      Pension liability (net of tax ($1,259))                               (2,337)                            (2,337)
      Post-retirement liability (net of tax $682)                            1,266                              1,266
              Comprehensive (loss)
Capital contribution                                                                        127,400           177,400
Dividends paid on common stock                                                                                (46,740)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2008                                                (781,910)         133,837         1,178,047
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                   (7,050)                                 -
Comprehensive income (loss)
    Net income                                                                               57,373           196,937
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                    306,808                            306,808
      Pension liability (net of tax ($1,200))                               (2,229)                            (2,229)
      Post-retirement liability (net of tax $340)                              630                                630
              Comprehensive income
Equity transactions with noncontrolling interests, net                                       16,880
Capital contribution                                                                        296,100           296,100
Dividends paid on common stock                                                                                (51,617)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2009                                                (483,751)         504,190         1,924,676
Deconsolidation of variable interest entity                                                (504,190)         (487,310)
Comprehensive income (loss)
    Net income                                                                                                352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                    576,847                            576,847
      Pension liability (net of tax ($1,760))                               (3,269)                            (3,269)
      Post-retirement liability (net of tax ($654))                         (1,214)                            (1,214)
              Comprehensive income
Capital contribution                                                                                            5,000
Employee stock ownership plan                                                                                  12,200
Dividends paid on common stock                                                                                (92,260)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2010                                             $    88,613         $      -       $ 2,287,142
                                                                 ==================  ===============   ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                       2010               2009               2008
                                                                   -------------  -----------------  -----------------

OPERATING ACTIVITIES
Net income                                                            $ 352,472          $ 196,937          $ 251,114
Adjustments to reconcile net income to net cash
 provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and present value
     of future profits of acquired businesses                           302,669            235,847            252,821
    Net amortization of premiums and discounts
     on investments                                                    (131,051)           (89,973)           (53,509)
    Amortization of index options                                       179,637            165,439            258,469
    Employee stock ownership plan                                        12,200                  -                  -
    Policy acquisition costs deferred                                  (263,602)          (214,843)          (239,169)
    Sales inducements deferred                                          (92,589)           (74,579)           (96,598)
    Net realized investment (gains) losses and net
     impairment losses recognized in earnings                           (22,989)           (83,356)           (30,371)
    Net (gains) losses on derivatives and derivative
     instruments                                                       (191,371)           157,076             37,865
    Net unrealized gains from variable interest entity                        -            (35,795)           (27,442)
    Provision (benefit) for deferred income taxes                        20,151            (17,781)            21,142
    Net interest credited and product charges on
     universal life and investment policies                             895,216            436,536            365,747
    Changes in other assets and liabilities
      Net receivables                                                   (23,954)           (57,028)            (8,417)
      Net payables                                                       71,909            125,697             18,239
      Policy benefits                                                   102,645             55,813             91,041
      Other, net                                                        (49,117)              (567)             4,410
                                                                   -------------  -----------------  -----------------
              Net cash provided by operating activities               1,162,226            799,423            845,342
                                                                   -------------  -----------------  -----------------

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      2010               2009               2008
                                                                 ----------------  -----------------  -----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                   5,026,800          7,712,355          8,621,197
    Equity securities                                                    224,575            100,281            138,241
    Mortgage loans                                                        52,252             33,601             43,499
    Derivative instruments                                                     -              9,987             45,877
    Other invested assets                                                 52,778             37,206             26,382
Cost of investments acquired
    Fixed maturities                                                  (6,821,533)        (9,049,051)       (10,928,448)
    Equity securities                                                   (160,158)          (102,725)          (130,751)
    Mortgage loans                                                       (61,773)           (25,893)            (4,720)
    Derivative instruments                                              (125,959)          (162,597)          (423,186)
    Other invested assets                                                (31,865)           (28,219)           (84,276)
Change in cash due to deconsolidation of VIE                            (159,827)                 -                  -
Net change in policy loans                                               (17,207)              (487)           (16,081)
Net change in short-term investments                                     104,634           (175,000)           174,597
Net change in collateral on derivatives                                  (86,174)           183,681            (92,372)
Net change in amounts due to/from brokers                                 30,861            144,838              5,189
                                                                 ----------------  -----------------  -----------------
              Net cash used in investing activities                   (1,972,596)        (1,322,023)        (2,624,852)
                                                                 ----------------  -----------------  -----------------
FINANCING ACTIVITIES
Receipts from universal life and investment  products                  2,906,068          2,779,877          2,798,104
Benefits paid on universal life and investment  products              (2,189,030)        (2,076,795)        (1,870,294)
Net change in repurchase agreements and other borrowings                 (38,643)          (258,701)           820,615
Receipts related to noncontrolling interests, net                              -            296,100            127,400
Capital contributions received                                             5,000                  -             50,000
Dividends paid on common stock                                           (92,257)           (51,617)           (46,740)
                                                                 ----------------  -----------------  -----------------
              Net cash provided by financing activities                  591,138            688,864          1,879,085
                                                                 ----------------  -----------------  -----------------
              Net increase (decrease) in cash                           (219,232)           166,264             99,575
Cash
Beginning of year                                                        269,749            103,485              3,910
                                                                 ----------------  -----------------  -----------------
End of year                                                            $  50,517          $ 269,749          $ 103,485
                                                                 ================  =================  =================
SUPPLEMENTAL INFORMATION
Cash paid during the year for
 Income taxes, paid to parent                                           $ 51,374          $ 204,153          $  59,855
Interest on other borrowings                                               2,381              4,594              5,044

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
--------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in Iowa. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for
        Life and Health Insurance ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. At December 31,
        2009 and 2008, Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% and 62.9%
        of the Fund, respectively. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting
        Standards Board ("FASB"), the Company deconsolidated the Fund as of
        January 1, 2010. See Note 6 for further discussion of the
        deconsolidation of the Fund.

        Basis of Presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP") and policy benefit reserves for traditional life insurance policies.

        Interest Rate Risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Assets, Financial Liabilities, and Financial
        Instruments

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize the fair value option for any of its eligible financial assets or financial liabilities.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale Securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term Investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative Instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other Invested Assets

        Other invested assets consist primarily of limited partnerships. The
        Company adopted guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent) for the year ended December 31, 2009. The guidance permits, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment
        (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The Company's limited partnerships are measured using this method.

        Reinsurance Receivables - Embedded Derivatives from Reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate Account Assets

        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder Account Balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Fair value for embedded derivatives related to indexed life and annuity products is determined based on models the Company has developed to estimate the fair value of the liabilities.

        Repurchase Agreements, other Borrowings and Collateral on Derivative
        Instruments

        The fair value of the Company's reverse repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home
        Loan Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and Investment Income

        Available-for-sale Securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and noncredit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        As previously discussed in the Organization section of this footnote, the Company consolidated the Fund at December 31, 2009 and 2008. As an investment company, the Fund did not classify its fixed maturity investments into the three previously described categories. In addition, the Fund, and therefore the Company in its consolidation of the Fund, reported its fixed maturity investments at fair value but the unrealized gains and losses were reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of OCI in the consolidated statements of stockholder's equity. The Company has included $1,265,946 in available-for-sale fixed maturity securities of the Fund in the accompanying consolidated balance sheets as of December 31, 2009. The unrealized gains on these fixed maturity securities of $34,739 and $27,311 for the years ended December
        31, 2009 and 2008, respectively, were reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the Fund held one preferred stock that was reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security was $3,049 as of
        December 31, 2009 and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, was reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income. Subsequent to the deconsolidation of the Fund, the fair value of the Company's equity position in the Fund of $627,226 is reported in other invested assets in the consolidated balance sheets at December 31, 2010. See Note 6 for further discussion of the deconsolidation the Fund.

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $84,434 and $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2010 and 2009, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2010 and 2009, 76% and 62%, respectively, of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage Loans

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 38% of the Company's mortgage loan portfolio is located in
        Florida, Georgia, North Carolina, and South Carolina and 14% is located in California, Oregon and Washington. The composition of the mortgage loan portfolio by property characteristic category as of December 31,
        2010 was as follows: Office 19%, Industrial 11%, Residential 12%, Retail
        4%, Apartment 2%, and Other 52%. During 2010, six new mortgages were originated for $58,890. Two new mortgages were originated in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and
        Florida. At December 31, 2010, the reported value of these reverse mortgages was $29,456. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on nonperforming loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of
        $1,036 (two loans) and $1,530 (four loans) for the years ended December
        31, 2010 and 2009, respectively. There was no impairment charge recognized in 2008.

        Policy Loans

        Policy loans are carried at unpaid principal balances.

        Short-term Investments

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost.

        Derivative Instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Other Invested Assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $39,176 and $40,092 as of
        December 31, 2010 and 2009, respectively.

        Other-than-temporary Impairment Losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. During the latter part of 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the Company traded its fixed income securities. The credit market conditions improved during 2009 and improvements in credit markets and a low interest rate environment during 2010 resulted in additional fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a noncredit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the noncredit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2010, 2009 and 2008, the Company recorded $71,582, $71,471 and
        $87,404, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance in 2009. For the fixed income securities held at the beginning of 2009 for which an
        OTTI was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated OCI. The amount of the cumulative effect adjustment recognized by the Company was $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Investment Income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and noninterest bearing deposits held by custodial banks.

        Derivatives and Derivative Instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains
        (losses) on derivatives and derivative instruments. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to effective fair value hedges and nonhedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued Investment Income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred Policy Acquisition Costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred Sales Inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,546, $1,300, $1,119, $1,248 and $1,180 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance Receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables. The
        Company uses reinsurance for capital relief and risk mitigation on life and annuity products. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The
        Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate Account Assets and Liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred on the consolidated statements of income.

        Recognition of Traditional Life Insurance Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,049,300 and $1,003,106 at
        December 31, 2010 and 2009, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2010 and 2009.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $24,817,393 and
        $23,244,885 at December 31, 2010 and 2009, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2010 and from 2.00% to 7.50% in 2009. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase Agreements

        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2010 and 2009, there were
        $2,063,855 and $2,424,585, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and Distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net income or
        10% of the insurance companies' statutory surplus at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income Taxes

        The Company is a member of the Sammons Enterprises Inc. ("SEI")
        consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
        Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from,
        SEI in the amount they would have paid to, or received from, the
        Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, noncredit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently Adopted Authoritative Guidance

        Fair Value Measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Other-than-temporary Impairments

        In April 2009, the FASB issued amended guidance on the recognition and presentation of OTTI and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. In addition, if the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss which is recognized as a charge against earnings and a noncredit related loss that is recognized in accumulated other comprehensive loss. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI.
        The Company adopted the guidance as required on January 1, 2009, recorded a reclassification of $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required.

        See Note 1 for additional discussion on this guidance.

        Transfers of Financial Assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable Interest Entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Recently Issued Authoritative Guidance

        Fair Value Measurements

        In January 2010, the FASB issued additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. This guidance is effective for fiscal years beginning after December 15,
        2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Investments Held through Separate Accounts

        In April 2010, the FASB issued additional guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer's interests. A company should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Allowance for Credit Losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The new disclosure requirements are effective for reporting periods ending after December 15, 2011. The guidance does not change current accounting guidance but requires additional disclosures. The Company believes the guidance will not have any impact on the consolidated financial statements, but will increase the disclosures about the allowance for credit losses.

        Deferred Policy Acquisition Costs and Deferred Sales Inducements

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The guidance is effective for periods beginning after
        December 31, 2011 and is to be applied prospectively. Early adoption and retrospective application are optional. The Company is currently evaluating the impact the new guidance will have on the consolidated financial statements, but it could be material.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                            December 31, 2010                     December 31, 2009
                                                     ----------------------------------  ------------------------------------
                                                       Carrying          Estimated           Carrying          Estimated
                                                        Value            Fair Value           Value            Fair Value
                                                     ---------------  -----------------  -----------------  -----------------

Financial assets
Available-for-sale
    Fixed maturities                                   $ 24,516,373       $ 24,516,373       $ 22,256,805       $ 22,256,805
    Equity securities                                       424,953            424,953            462,328            462,328
Mortgage loans                                              247,133            219,546            241,001            207,576
Short-term investments                                      248,637            248,637            353,271            353,271
Derivative instruments                                      425,656            425,656            435,085            435,085
Other invested assets                                       983,630            998,669            337,514            362,471
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                          26,061             26,061              6,676              6,676
Separate account assets                                   1,001,274          1,001,274            934,472            934,472
Financial liabilities
Policyholder account balances
    Investment-type insurance contracts                $ 14,193,220       $ 12,724,974       $ 12,808,780       $ 11,444,929
    Indexed life and annuity embedded derivatives           (40,622)           (40,622)            26,158             26,158
Repurchase agreements, other borrowings
 and collateral on derivative instruments                $2,527,412         $2,527,412         $2,974,315         $2,974,315
Derivative instruments                                       10,541             10,541             51,187             51,187

        Fair Value Measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using nonbinding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and noninterest bearing cash. As required by the fair value measurements guidance, the
        Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2010 and 2009 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2010
                                                      --------------------------------------------------------------------------
                                                        Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs            Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      ----------------   -----------------  -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
    U.S. government and agencies                                  $ -         $ 3,357,124                $ -        $ 3,357,124
    Municipal securities                                            -           3,015,347                  -          3,015,347
    Corporate securities                                            -           7,422,540          1,148,275          8,570,815
    Residential mortgage-backed securities                          -           2,864,008            205,743          3,069,751
    Commercial mortgage-backed securities                           -           1,417,735                 94          1,417,829
    Asset-backed securities                                         -           2,456,071          2,457,780          4,913,851
    Other debt obligations                                          -              84,254             87,402            171,656
                                                      ----------------   -----------------  -----------------  -----------------
              Total fixed maturities                          $     -        $ 20,617,079         $3,899,294       $ 24,516,373
Equity securities
    Financial services                                        $     -           $ 287,542          $  10,826          $ 298,368
    Other                                                           -              86,762             39,823            126,585
                                                      ----------------   -----------------  -----------------  -----------------
              Total equity securities                         $     -           $ 374,304          $  50,649          $ 424,953
Derivative instruments
    Options                                                   $     -           $ 209,211            $     -          $ 209,211
    Interest rate swaps, credit default swaps
    and interest rate floors                                        -              23,143                  -             23,143
    Futures                                                   193,302                   -                  -            193,302
                                                      ----------------   -----------------  -----------------  -----------------
           Total derivative instruments                     $ 193,302           $ 232,354            $     -          $ 425,656
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded                            $     -             $     -          $ (23,614)         $ (23,614)
    Indexed annuity funds withheld                                  -                   -             49,675             49,675
                                                      ----------------   -----------------  -----------------  -----------------
              Total reinsurance receivables                   $     -             $     -          $  26,061          $  26,061
Separate account assets                                    $1,001,274             $     -            $     -         $1,001,274
Financial liabilities (carried at fair value)
Policy account balances - index
 life and annuity embedded derivatives                              -                   -            (40,622)           (40,622)
Derivative instruments
    Interest rate swaps and credit default swaps                    -              10,541                  -             10,541
                                                      ----------------   -----------------  -----------------  -----------------
              Total derivative instruments                    $     -           $  10,541            $     -          $  10,541

                                                                               December 31, 2009
                                                  ---------------------------------------------------------------------------
                                                    Quoted Prices
                                                     in Active          Significant
                                                    Markets for            Other           Significant
                                                     Identical          Observable         Unobservable
                                                    Instruments           Inputs              Inputs
                                                     (Level 1)           (Level 2)          (Level 3)            Total
                                                  -----------------   ----------------   -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
U.S. government and agencies                               $     -         $3,254,711             $     -         $3,254,711
Non U.S. governments                                             -                  -                   -                  -
Corporate securities                                             -          6,617,649             754,956          7,372,605
Residential mortgage-backed securities                           -          1,942,431           1,154,910          3,097,341
Commercial mortgage-backed securities                            -          1,289,682              65,423          1,355,105
Asset-backed securities                                          -          1,943,826           2,836,787          4,780,613
Other debt obligations                                           -          2,157,165             239,265          2,396,430
                                                  -----------------   ----------------   -----------------  -----------------
              Total fixed maturities                             -         17,205,464           5,051,341         22,256,805
Equity securities                                                -            437,084              25,244            462,328
Derivative instruments                                           -            435,085                   -            435,085
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                              -                  -               6,676              6,676
Separate account assets                                    934,472                  -                   -            934,472
Financial liabilities (carried at fair value)
Policy account balances - indexed
 life and annuity embedded derivatives                     $     -            $     -           $  26,158          $  26,158
Derivative instruments                                      23,159             28,028                   -             51,187

        Approximately 16% and 23% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 2009, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2010 and 2009:

                                                                            December 31, 2010
                                                        -----------------------------------------------------------
                                                           Third-party            Priced
                                                             Source             Internally             Total
                                                        ------------------  -------------------  ------------------

Fixed maturities
    Corporate securities                                        $  83,957          $ 1,064,318         $ 1,148,275
    Residential mortgage-backed securities                              -              205,743             205,743
    Commercial mortgage-backed securities                               -                   94                  94
    Asset-backed securities                                             -            2,457,780           2,457,780
    Other debt obligations                                              -               87,402              87,402
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                               83,957            3,815,337           3,899,294
Equity securities
    Financial services                                                  -               10,826              10,826
    Other                                                               -               39,823              39,823
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                                    -               50,649              50,649
                                                        ------------------  -------------------  ------------------
                                                                $  83,957          $ 3,865,986         $ 3,949,943
                                                        ==================  ===================  ==================
              Percent of total                                        2%                 98%               100%
                                                        ==================  ===================  ==================

                                                                            December 31, 2009
                                                       ------------------------------------------------------------
                                                          Third-party            Priced
                                                            Source             Internally             Total
                                                       ------------------   ------------------  -------------------

Fixed maturities
    Corporate securities                                      $  181,604           $  573,352           $  754,956
    Residential mortgage-backed securities                         2,350            1,152,560            1,154,910
    Commercial mortgage-backed securities                         50,965               14,458               65,423
    Asset-backed securities                                       96,342            2,740,446            2,836,788
    Other debt obligations                                       118,179              121,085              239,264
                                                       ------------------   ------------------  -------------------
              Total fixed maturities                             449,440            4,601,901            5,051,341
Equity securities                                                      -               25,244               25,244
                                                       ------------------   ------------------  -------------------
                                                       ------------------   ------------------  -------------------
                                                              $  449,440          $ 4,627,145          $ 5,076,585
                                                       ==================   ==================  ===================
              Percent of total                                       9%                 91%                100%
                                                       ==================   ==================  ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2010 and 2009 are as follows:

                                                                  December 31, 2010
                                  ----------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of     Ending
                                   Balance      Net Income       OCI          (Net)      Level 3 (A)      Balance
                                  -----------  --------------------------  ------------ --------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   Municipal securities            $ 132,606        $    -        $    -        $    -     $ (132,606)       $    -
   Corporate securities              754,957           578        63,256       122,218        207,266     1,148,275
   Residential mortgage-
    backed securities                470,648        (4,974)       43,211       (75,718)      (227,424)      205,743
   Commercial mortgage-
    backed securities                749,685       (33,538)       47,736        (1,462)      (762,327)           94
   Asset-backed securities         2,836,786       (25,459)       73,442       193,320       (620,309)    2,457,780
   Other debt obligations            106,659           109         5,654        10,487        (35,507)       87,402
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total fixed maturities   $ 5,051,341    $ (63,284)    $ 233,299     $ 248,845    $(1,570,907)  $ 3,899,294
Equity securities
   Financial services               $ 25,245      $ 13,211      $ (1,293)    $ (26,337)       $     -      $ 10,826
   Other                                   -             -           (42)       39,865              -        39,823
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total equity securities    $ 25,245      $ 13,211      $ (1,335)     $ 13,528        $     -      $ 50,649
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded
   Indexed annuity
    products ceded                  $ (6,133)    $ (17,481)       $    -        $    -        $     -     $ (23,614)
   Indexed annuity funds
    withheld                          12,809        36,866             -             -              -        49,675
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total reinsurance
          receivables               $  6,676      $ 19,385        $    -        $    -        $     -      $ 26,061
Financial liabilities
 (carried at fair value)
   Policy account balances -
    indexed life and annuity
    embedded derivatives (B)        $ 26,158      $ 66,780        $    -        $    -        $     -     $ (40,622)

        (A) Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at
            December 31, 2010, and $413,113 of securities transferred into Level
            3 that did not have enough observable data to include in Level 2 at
            December 31, 2010. An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

        (B) Excludes host accretion and the timing of posting index credits, which are included in insurance benefits in the consolidated statements of income.

                                                                December 31, 2009
                                 ---------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of   Ending
                                   Balance      Net Income       OCI         (Net)      Level 3 (A)     Balance
                                 ------------  -------------------------- ------------  ------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   U.S. government
    and agencies                     $   350        $    -        $    -      $  (350)       $    -        $    -
   Corporate securities              685,419       (15,881)       63,431       52,719       (30,731)      754,957
   Residential mortgage-
    backed securities                674,905        37,142       (58,819)    (182,580)            -       470,648
   Commercial mortgage-
    backed securities                779,207       (38,297)       65,224      (45,507)      (10,942)      749,685
   Asset-backed securities         2,909,773       (50,704)     (272,470)     428,053      (177,866)    2,836,786
   Other debt obligations             94,813        (1,899)       (3,638)     173,809       (23,820)      239,265
                                 ------------  ------------  ------------ ------------  ------------  ------------
        Total fixed maturities   $ 5,144,467     $ (69,639)    $(206,272)   $ 426,144     $(243,359)  $ 5,051,341
Equity securities                   $ 76,522     $ (21,369)     $ 10,890    $ (15,102)    $ (25,697)     $ 25,244
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded            $ (35,680)     $ 42,356        $    -       $    -        $    -      $  6,676
Financial liabilities
 (carried at fair value)
Policy account balances -
 indexed life and annuity
 embedded derivatives (B)          $(416,478)    $(442,636)       $    -       $    -        $    -      $ 26,158

        (A) Included in the transfers in and/or out line above is $453,447 of securities priced using unobservable data at December 31, 2008 that were valued by a pricing service that uses observable market data at
            December 31, 2009, and $184,391 of securities that were transferred into Level 3 that did not have enough observable data to include in
            Level 2 at December 31, 2009.

        (B) Excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2010 and
        2009 are as follows:

                                                            2010                2009
                                                     -----------------   -----------------

Financial assets (carried at fair value)
Fixed maturities
    Corporate securities                                     $ (5,974)            $ 1,730
    Residential mortgage-backed securities                     (3,607)             (6,707)
    Commercial mortgage-backed securities                     (33,515)             (5,165)
    Asset-backed securities                                   (18,214)                  -
    Other debt obligations                                        106                 261
                                                     -----------------   -----------------
             Total fixed maturities                        $  (61,204)         $   (9,881)
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Index annuity products ceded                           $  (17,481)         $  109,466
    Index annuity funds withheld                               36,866             (67,110)
                                                     -----------------   -----------------
             Total reinsurance receivables                  $  19,385           $  42,356
Financial liabilities (carried at fair value)
Policy account balances - indexed life and
 annuity embedded derivatives                               $  66,780          $ (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                             December 31, 2010                      December 31, 2009
                     ------------------------------------  -------------------------------------
                          Fair              Unfunded             Fair              Unfunded
                         Value             Commitments          Value            Commitments
                     ----------------   -----------------  -----------------   -----------------

Fixed income              $  861,438           $  56,892         $  226,862           $  75,895
Private equity                93,299              21,798             95,846              19,533
Real estate                   43,876              29,408             39,707              33,976
Other                             56                   -                 56                   -
                     ----------------   -----------------  -----------------   -----------------
                          $  998,669          $  108,098         $  362,471          $  129,404
                     ================   =================  =================   =================

        Limited partnership interests included in other investments above, are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale Securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2010 and 2009 are as follows:

                                                                       December 31, 2010
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,432,038           $  96,842         $  171,756         $ 3,357,124
    Municipal securities                         3,044,016              48,063             76,732           3,015,347
    Corporate securities                         8,452,057             450,301            331,543           8,570,815
    Residential mortgage-backed
     securities                                  2,862,181             263,291             55,721           3,069,751
    Commercial mortgage-backed
     securities                                  1,428,109              55,274             65,554           1,417,829
    Asset-backed securities                      4,964,958             136,210            187,317           4,913,851
    Other debt obligations                         171,061               4,040              3,445             171,656
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             24,354,420           1,054,021            892,068          24,516,373
Equity securities
    Financial services                             292,121              19,160             12,913             298,368
    Other                                          126,079               3,634              3,128             126,585
                                          -----------------   -----------------  -----------------   -----------------
             Total equity securities               418,200              22,794             16,041             424,953
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale         $ 24,772,620         $ 1,076,815          $ 908,109        $ 24,941,326
                                          =================   =================  =================   =================

                                                                       December 31, 2009
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,516,095           $  20,070         $  281,455         $ 3,254,710
    Corporate securities                         7,707,269             308,254            642,916           7,372,607
    Residential mortgage-backed
     securities                                  2,990,682             180,952             74,293           3,097,341
    Commercial mortgage-backed
     securities                                  1,758,406              17,680            420,981           1,355,105
    Asset-backed securities                      4,958,375             118,026            295,788           4,780,613
    Other debt securities                        2,477,201              32,623            113,395           2,396,429
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             23,408,028             677,605          1,828,828          22,256,805
Equity securities                                  468,575              17,928             24,175             462,328
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale          $23,876,603          $  695,533        $ 1,853,003         $22,719,133
                                          =================   =================  =================   =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2010 and 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2010                                2009
                                                   ----------------------------------  ----------------------------------
                                                      Amortized         Estimated         Amortized         Estimated
                                                        Cost           Fair Value           Cost           Fair Value
                                                   ----------------  ----------------  ----------------  ----------------

Due in one year or less                                  $ 164,997         $ 163,659         $  98,940         $  94,482
Due after one year through five years                    1,536,679         1,574,353         1,591,569         1,570,708
Due after five years through ten years                   3,572,585         3,805,590         3,247,617         3,309,331
Due after ten years                                     10,570,356        10,296,314         9,523,683         8,747,613
Securities not due at a single maturity date
 (primarily mortgage-backed securities)                  8,509,803         8,676,457         8,946,219         8,534,671
                                                   ----------------  ----------------  ----------------  ----------------
             Total fixed maturities                   $ 24,354,420      $ 24,516,373      $ 23,408,028      $ 22,256,805
                                                   ================  ================  ================  ================

        Gross Unrealized Losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                    December 31, 2010
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies        $ 462,300      $ 38,230    $ 976,610    $ 133,526     $1,438,910    $ 171,756
   Municipal securities                  661,944        22,129    1,034,481       54,603      1,696,425       76,732
   Corporate securities                  850,308        27,257    2,122,137      304,286      2,972,445      331,543
   Residential mortgage-backed
    securities                           108,946         3,132      334,160       52,589        443,106       55,721
   Commercial mortgage-backed
    securities                            37,677         1,146      459,780       64,408        497,457       65,554
   Asset-backed securities               448,191        19,971    1,345,738      167,346      1,793,929      187,317
   Other debt securities                  10,444           211       69,635        3,234         80,079        3,445
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      2,579,810       112,076    6,342,541      779,992      8,922,351      892,068
Equity securities
   Financial services                     24,017         2,565       73,939       10,348         97,956       12,913
   Other                                  38,662           562       25,163        2,566         63,825        3,128
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total equity securities        62,679         3,127       99,102       12,914        161,781       16,041
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 2,642,489    $ 115,203  $ 6,441,643    $ 792,906     $9,084,132    $ 908,109
                                      ===========  ============ ============  ===========  ============= ============

                                                                    December 31, 2009
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                 Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies       $ 1,944,502    $ 140,052    $ 463,671    $ 141,403     $2,408,173    $ 281,455
   Corporate securities                  609,100        34,394    3,221,176      608,522      3,830,276      642,916
   Residential mortgage-backed
    securities                           371,533        50,065      189,245       24,228        560,778       74,293
   Commercial mortgage-backed
    securities                            31,679         2,428    1,150,235      418,553      1,181,914      420,981
   Asset-backed securities             1,442,584        54,538    1,260,694      241,250      2,703,278      295,788
   Other debt securities               1,205,209        47,817      524,237       65,578      1,729,446      113,395
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      5,604,607       329,294    6,809,258    1,499,534     12,413,865    1,828,828
Equity securities                         25,775           213      189,218       23,962        214,993       24,175
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 5,630,382    $ 329,507  $ 6,998,476   $ 1,523,496  $ 12,628,858  $ 1,853,003
                                      ===========  ============ ============  ===========  ============= ============

        At December 31, 2010, the Company held 5,412 positions in fixed income and equity securities. The above table, as of December 31, 2010 includes
        648 securities of 448 issuers. At December 31, 2010, 84% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2010, 16% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of nonredeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2010, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2010.

        U.S Government and Agencies

        The unrealized losses on U.S. Government and agencies, which represent
        19% of total unrealized losses at December 31, 2010, are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2010.

        Municipal Securities

        The municipal category, which represents 8% of the unrealized losses at
        December 31, 2010, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. To a lesser degree, the unrealized losses are also the result of increases in market interest rates since the securities in an unrealized loss position were purchased. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate Securities

        The largest unrealized losses in corporate securities, which represent
        37% of unrealized losses at December 31, 2010, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large
        U.S. national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.
        In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential Mortgage-backed Securities ("RMBS")

        The unrealized losses on RMBS, which represents 6% of unrealized losses at December 31, 2010, are concentrated in the nonagency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2010 compared to the unrealized losses at December 31, 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial Mortgage-backed Securities ("CMBS")

        The unrealized losses on CMBS, which represent 7% of unrealized losses at December 31, 2010, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2010.
        The unrealized losses on these securities have narrowed as of December
        31, 2010 compared to the unrealized losses at December 31, 2009. The
        Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed Securities ("ABS")

        The unrealized losses in ABS, which represent 21% of unrealized losses at December 31, 2010, are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans.
        The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did recognize OTTI on ABS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other Debt Obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity Securities

        This category, which represents 2% of unrealized losses at December 31,
        2010, primarily consists of nonredeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary Impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2010, 2009 and 2008 as summarized in the following table:

                                                                     2010             2009            2008
                                                                ---------------  ---------------  --------------

Corporate securities                                                  $ 14,783         $ 28,220        $ 51,853
Residential mortgage-backed securities                                   9,067            3,986               -
Commercial mortgage-backed securities                                   32,798           37,570          11,142
Asset-backed securities                                                 13,898              165          16,176
Preferred stock                                                              -                -           8,233
Commercial mortgage loans                                                1,036            1,530               -
                                                                ---------------  ---------------  --------------
             Net impairment loss recognized in earnings               $ 71,582         $ 71,471        $ 87,404
                                                                ===============  ===============  ==============

        The following is a rollforward of credit losses for the years ended
        December 31, 2010 and 2009 on fixed maturities held by the Company for which a noncredit portion of an OTTI impairment was recognized in OCI:

                                                                              2010               2009
                                                                        -----------------  -----------------

Balance, January 1                                                             $  29,636          $   1,237
Additions for newly impaired securities                                           18,974             52,208
Additions for previously impaired securities                                           -              1,417
Reductions for impaired securities sold                                          (18,134)           (25,226)
                                                                        -----------------  -----------------
Balance, December 31                                                           $  30,476          $  29,636
                                                                        =================  =================

        The amounts of noncredit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2010 and 2009 are summarized as follows:

                                                                              2010               2009
                                                                        -----------------  -----------------

Corporate securities                                                           $  17,093            $     -
Residential mortgage-backed securities                                                98                 56
Commercial mortgage-backed securities                                              2,221              6,756
Asset-backed securities                                                              601              6,008
                                                                        -----------------  -----------------
             Total OTTI losses in accumulated OCI                              $  20,013          $  12,820
                                                                        =================  =================

        Investment Income and Investment Gains (Losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                          2010                2009               2008
                                                    -----------------   -----------------  -----------------

Gross investment income
    Fixed maturities                                     $ 1,101,486         $ 1,134,910        $ 1,090,408
    Equity securities                                         24,824              24,005             21,087
    Mortgage loans                                            14,246              13,591             17,853
    Policy loans                                              22,068              21,830             22,155
    Short-term investments                                     2,709               1,269             11,356
    Derivative instruments                                    70,743             (70,064)           (93,490)
    Other invested assets                                    201,803             (26,654)            12,281
                                                    -----------------   -----------------  -----------------
             Total gross investment income                 1,437,879           1,098,887          1,081,650
Less:  Investment expenses                                    30,171              39,279            115,210
                                                    -----------------   -----------------  -----------------
             Net investment income                       $ 1,407,708         $ 1,059,608         $  966,440
                                                    =================   =================  =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities. The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                          2010               2009                2008
                                                    -----------------  ------------------  -----------------

Fixed maturities                                           $  79,262          $  176,244         $  134,848
Equity securities                                             15,903             (19,902)           (17,472)
Mortgage loans                                                  (491)               (600)                 -
Short-term                                                      (103)               (915)               399
                                                    -----------------  ------------------  -----------------
            Net realized investment gains                  $  94,571          $  154,827         $  117,775
                                                    =================  ==================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2010, 2009 and 2008, were as follows:

                                      2010                            2009                           2008
                          ------------------------------  ------------------------------  ------------------------------
                              Fixed          Equity           Fixed          Equity           Fixed          Equity
                           Maturities      Securities      Maturities      Securities      Maturities      Securities
                          --------------  --------------  --------------  --------------  -------------- ---------------

Proceeds from sales         $ 2,366,174      $  197,853     $ 6,155,856      $  100,281     $ 7,203,254      $  138,230
Gross realized gains            133,475          21,327         377,031           6,219         200,056           1,014
Gross realized losses           (72,294)         (4,702)       (215,126)        (26,122)        (68,395)        (18,485)

        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments categorized as asset-backed securities that exceeded 10% of the
        Company's stockholder's equity at December 31, 2010:

        Guggenheim Partners Opportunistic
         Investment Grade Securities Fund, LLC        $  627,226
        Wilshire, PA                                     210,218

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2010 and 2009. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2010 and
        2009, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with Regulatory Authorities

        At December 31, 2010 and 2009, securities with reported values of $3,554 and $3,632, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed, maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,269 and $3,304, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the
        Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2010, the beneficial interests in the remaining securities had a book value of $234,403 and fair value of $204,385.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                               December 31, 2010                December 31, 2009
                                                         -------------------------------  -------------------------------
                                                            Notional          Fair           Notional           Fair
                                                            Amount            Value          Amount            Value
                                                         --------------  ---------------  --------------   --------------
Assets
Derivative instruments
    Put options (1)                                                N/A           $    1             N/A           $    3
    Interest rate swaps (1)                                    387,418           12,090          46,650            2,914
    Credit default swaps - receive (1)                          92,400            4,177          72,500            5,509
    Interest rate floors (1)                                   113,000            4,983         113,000            3,629
    Futures (1)                                                982,972          193,302       1,006,838          172,568
    Call options (1)                                         3,279,125          209,210       2,587,120          249,180
    Interest rate swaps - effective cash flow (2)               23,810            1,893          23,810            1,282
                                                                         ---------------                   --------------
                                                                               $425,656                         $435,085
                                                                         ===============                   ==============
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded (1)                             N/A        $ (23,614)            N/A           (6,132)
    Indexed annuity funds withheld (1)                             N/A           49,675             N/A           12,809
                                                                         ---------------                   --------------
                                                                               $ 26,061                          $ 6,677
                                                                         ===============                   ==============
Fixed maturities - asset-backed securities
    Hybrid instruments (1)                                                     $449,563                         $357,239
                                                                         ===============                   ==============
Liabilities
Investment-type insurance contracts -
 embedded derivatives
    Indexed life and annuity products (1)                                      $(40,622)                        $ 26,158
                                                                         ===============                   ==============
Derivative instruments
    Interest rate swaps (1)                                   $ 19,707            $ 499        $131,928          $ 2,538
    Credit default swaps - receive (1)                          23,350              318         171,125            8,389
    Credit default swaps - pay (1)                              56,000            9,724          56,000           16,593
    Written options (1)                                              -                -         322,035           23,159
    Interest rate swaps - effective fair value (2)                   -                -                              508
                                                                         ---------------                   --------------
                                                                               $ 10,541                         $ 51,187
                                                                         ===============                   ==============
(1) Not designated as hedging instruments
(2) Designated as hedging instruments

        Cash Flow Hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                             For the Year Ended December 31, 2010
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   611           gains (losses)               $            -             instruments         $    -

                                             For the Year Ended December 31, 2009
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                        Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps      $ (2,243)          gains (losses)               $            -             instruments          $    -

                                             For the Year Ended December 31, 2008
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   786           gains (losses)               $            -             instruments          $    -

        Fair Value Hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                            Gain (Loss) in Income
                                                              ----------------------------------------------------
                                                                   2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                               $   508           $   309          $   (531)
    Fixed rate fixed income securities                                   (314)              503            (3,230)
                                                              ----------------  ----------------  ----------------
                                                                      $   194           $   812         $  (3,761)
                                                              ================  ================  ================

        Indexed Options and Futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded Derivatives Related to Indexed Life and Annuity Products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded Derivatives Related to Hybrid Financial Instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. At December 31, 2009, the amortized cost and fair value of the Company's hybrid financial instruments was $400,600 and $357,239, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other Derivative Instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the nonhedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the nonhedge swaps is the ineffective portions of cash flow and fair value interest rate swaps.
        Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these nonhedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                                     2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                             $  11,215         $  (6,052)        $  13,940
    Credit default swaps - receive                                      7,052            (4,542)           (1,599)
    Credit default swaps - pay                                          6,869            20,271           (41,456)
    Interest rate floors                                                1,354            (4,565)            5,546
    Embedded derivatives in
      Indexed life and annuity products                                66,780          (442,636)          363,680
      Indexed annuity products ceded                                   (7,881)          109,465          (110,609)
      Indexed annuity funds withheld                                   36,867           (67,109)          (68,588)
      Hybrid instruments                                               11,324           (40,492)           (2,869)
    Futures                                                           102,694           118,925          (141,390)
    Options                                                           (45,097)          158,847           (50,759)
                                                              ----------------  ----------------  ----------------
                                                                    $ 191,177        $ (157,888)        $ (34,104)
                                                              ================  ================  ================

Gains (losses) recognized in net investment income
    Interest rate swaps                                              $  9,706         $  (4,685)          $   215
    Options                                                            61,037           (65,379)          (92,298)
                                                              ----------------  ----------------  ----------------
                                                                    $  70,743         $ (70,064)        $ (92,083)
                                                              ================  ================  ================

        Collateral on Derivative Instruments

        Collateral posted by counterparties at December 31, 2010 and 2009 applicable to derivative instruments was $113,687 and $199,861, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2010 and 2009 applicable to derivative instruments was $8,950 and $20,350, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        During 2008, the Company became a limited partner in a VIE and the
        Company was considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the VIE were consolidated in the accompanying 2009 and 2008 consolidated financial statements. The variable interest entity, Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC (the "Fund"), is a
        private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 46.7% and 50.9% interest in the Fund as of December 31, 2010 and
        2009, respectively. North American held a 23.4% and 25.5% interest in the Funds as of December 31, 2010 and 2009, respectively. The general partner of the Fund is a related party, Guggenheim Partners Asset
        Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010.

        The noncontrolling interests included in stockholders' equity as of
        December 31 are as follows:

                                                           2010               2009
                                                     -----------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                             $     -         $  504,190

        The net income attributable to noncontrolling interests included for the years ended December 31 are as follows:

                                                           2010               2009                2008
                                                     -----------------  ------------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                           $     -           $  57,373          $   6,437

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                          2010            2009            2008
                                                                    ---------------  --------------  --------------

Net income attributable to the Company                                  $  352,472      $  219,498      $  244,678
Transfers (to) from the noncontrolling interests
    Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                         -         (16,880)              -
                                                                    ---------------  --------------  --------------
             Change from net income attributable to the Company
              and transfers (to) from noncontrolling interests          $  352,472      $  202,618      $  244,678
                                                                    ===============  ==============  ==============

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2010 is as follows:

        Limited partnerships
            Carrying amount of asset                       $  983,630
            Maximum exposure to loss                        1,091,728
        Resecuritization trust
            Beneficial interests held in trust                204,385
            Maximum exposure to loss                          204,385

7.      BORROWINGS

        At December 31, 2010 and 2009, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2010 have maturity dates in March, July and
        November 2011. The interest rates on the outstanding borrowings range from 0.53% to 0.68%. The Company renewed the borrowings that matured in
        March 2011 for a borrowing that will mature on March 15, 2012 at an interest rate of 0.48%. Interest expense incurred during 2010, 2009 and
        2008 was $2,381, $4,594 and $5,044, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2010 and 2009 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      DAC, DSI AND PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2010, 2009 and 2008 are as follows:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DAC, beginning of year                                    $ 1,798,826        $ 2,012,764        $ 1,422,862
Commissions deferred                                          220,875            201,236            199,305
Underwriting and acquisition expenses deferred                 42,727             41,655             39,864
Reduction due to reinsurance ceded                                  -            (28,047)                 -
Change in offset to unrealized (gains) losses                (342,599)          (257,756)            527048
Amortization related to operations                           (224,916)          (202,808)          (180,014)
Amortization related to realized (gains) losses                (1,150)             8,247            (14,440)
Amortization related to derivatives                             8,481             23,535             18,139
                                                      ----------------  -----------------  -----------------
DAC, end of year                                          $ 1,502,244        $ 1,798,826        $ 2,012,764
                                                      ================  =================  =================

        The composition of DSI for the years ended December 31, 2010, 2009 and
        2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DSI, beginning of year                                     $  626,447         $  764,191         $  442,770
Sales inducement costs deferred                                92,331             77,002             96,598
Increase (reduction) due to reinsurance                           258             (2,423)                 -
Change in offset to unrealized (gains) losses                (182,643)          (152,077)           298,904
Amortization related to operations                            (82,583)           (72,939)           (60,326)
Amortization related to realized (gains) losses                   131              3,552             (8,402)
Amortization related to derivatives                             1,687              9,141             (5,353)
                                                      ----------------  -----------------  -----------------
DSI, end of year                                           $  455,628         $  626,447         $  764,191
                                                      ================  =================  =================

        The composition of the PVFP for the years ended December 31, 2010, 2009 and 2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

PVFP, beginning of year                                     $  21,767          $  34,020          $  28,767
Increase due to recapture of reinsurance ceded                  3,567                  -                  -
Change in offset to unrealized (gains) losses                       -             (7,678)             7,677
Amortization                                                   (4,319)            (4,575)            (2,424)
                                                      ----------------  -----------------  -----------------
PVFP, end of year                                           $  21,015          $  21,767          $  34,020
                                                      ================  =================  =================

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment are as follows:

                                                        Range of
                                                      Useful Lives           2010                2009
                                                    -----------------  ------------------  -----------------

Land                                                      --                   $   3,029          $   3,029
Buildings and improvements                            20-39 years                 18,717             18,186
Leasehold improvements                                10-40 years                  1,691                 20
Furniture and fixtures                                  10 years                   6,973              4,927
Computer equipment and software                        3-10 years                 40,639             37,638
Other                                                  3-5 years                      40                 49
                                                                       ------------------  -----------------
                                                                                  71,089             63,849
Accumulated depreciation                                                         (25,745)           (20,218)
                                                                       ------------------  -----------------
                                                                               $  45,344          $  43,631
                                                                       ==================  =================

        Depreciation expense was $5,594, $5,086 and $3,898 for the years ended
        December 31, 2010, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building occupied in 2009 and used for the Company's insurance operations in Sioux Falls, South Dakota. During 2009, the Company's
        former home office building was sold to a third-party for $3,050 for a realized gain of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                             2010                           2009                           2008
                                ------------------------------ ------------------------------ ------------------------------
                                     Ceded         Assumed          Ceded         Assumed          Ceded         Assumed
                                -------------- --------------- -------------- --------------- -------------- ---------------

Premiums and deposits
 on investment contracts            $ 353,374        $  1,340      $ 489,965        $  1,001      $ 661,616         $   839
Claims and investment
 contract withdrawals                 210,711           1,763        198,117             256        192,187           1,576

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005, 60% of substantially all policies issued from April 1, 2005 through February 28, 2008, and 50% since March 1, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $4,035,855 and $3,866,131 against the reserve credits of $4,628,996 and $4,438,585 in reinsurance receivables in the
        December 31, 2010 and 2009 consolidated balance sheets, respectively.
        The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October 1, 2009, at which time the
        Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The Company also received a ceding allowance of $6,565 as of the effective date of the agreement.
        The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the asset transferred and the ceding allowance received resulted in a reduction of DAC of $28,047 and a reduction of DSI of $2,423. Reserve credits of $585,225 and
        $577,852 associated with this agreement are reported as a component of reinsurance receivables in the December 31, 2010 and 2009 consolidated balance sheets, respectively.

        Effective April 1, 2010, the Company recaptured a block of interest sensitive life insurance policies on an existing coinsurance treaty. On the effective date, the Company received assets of $190,588, which were equal to the reserves associated with these policies. The Company also paid a recapture premium of $3,801. The recapture premium paid resulted in an increase of PVFP of $3,567, an increase in DSI of $258 and an increase in unearned revenue liability of $24.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                              2010              2009
                                                                       -----------------  -----------------

Net unrealized gain (loss)
    Available-for-sale securities                                            $  213,426       $ (1,175,131)
    Certain interest rate swaps                                                   1,893              1,282
    Noncredit portion of OTTI losses                                            (20,013)           (12,820)
Intangibles                                                                     (39,217)           455,301
Pension liability
    Unrecognized actuarial net gains (losses)                                   (17,061)           (12,032)
Postretirement liability
    Unrecognized actuarial net gains (losses)                                    (3,748)            (1,996)
    Unrecognized prior service costs                                              1,048              1,164
Deferred income taxes                                                           (47,715)           260,481
                                                                       -----------------  -----------------
             Accumulated other comprehensive gain (loss)                      $  88,613         $ (483,751)
                                                                       =================  =================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                          2010             2009              2008
                                                                   ----------------  ----------------  ----------------

Net unrealized gain (loss)
    Available-for-sale securities                                       $1,549,789         $ 971,529      $ (1,892,001)
    Certain interest rate swaps                                                611            (2,243)              786
    Noncredit portion of OTTI losses                                        (7,193)          (12,820)                -
Intangibles                                                               (494,518)         (408,899)          805,342
Reclassification adjustment for (gains) losses released
 into income                                                              (161,232)          (86,401)          (29,971)
Pension liability
    Amortization of net loss in net periodic benefit expense                   647               346               224
    Net gain (loss) recognized in accrued benefit costs                     (5,676)           (3,775)           (3,820)
Postretirement liability
    Amortization of net gain (loss) in net periodic
     benefit expense                                                           103                29               (32)
    Amortization of prior service costs                                       (117)               75                75
    Net gain (loss) recognized in accrued benefit costs                     (1,854)             (592)            2,517
    Prior service costs arising in current year                                  -             1,458              (612)
Deferred income taxes                                                     (308,196)         (160,548)          391,122
                                                                   ----------------  ----------------  ----------------
             Net other comprehensive gain (loss)                         $ 572,364         $ 298,159        $ (726,370)
                                                                   ================  ================  ================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and noncredit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of the provision for income taxes are as follows:

                                                          2010               2009                2008
                                                    -----------------  -----------------   -----------------

Current                                                   $  111,757         $  120,089          $  117,853
Deferred                                                      20,151            (17,781)             21,143
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The components of the federal income tax asset are as follows:

                                                                               2010              2009
                                                                        -----------------  -----------------

Net deferred income tax asset                                                  $  62,415         $  356,404
Income taxes currently receivable (payable)                                       (4,396)            53,870
                                                                        -----------------  -----------------
             Total federal income tax asset                                    $  58,019         $  410,274
                                                                        =================  =================

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2010, 2009 and 2008 are as follows:

                                                           2010              2009                2008
                                                    -----------------  -----------------   -----------------

At statutory federal income tax rate                      $  169,533         $  104,735          $  136,538
Dividends received deductions                                 (1,484)              (497)               (997)
Tax credits                                                  (32,473)            (4,585)                  -
Other, net                                                    (3,668)             2,655               3,455
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2010 and 2009 are as follows:

                                                                                    2010               2009
                                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                                $  683,028          $  720,554
    Investments                                                                             -             356,191
    Other, net                                                                         40,593               1,101
                                                                             -----------------   -----------------
             Total deferred income tax assets                                         723,621           1,077,846
                                                                             -----------------   -----------------
Deferred income tax liabilities
    Investments                                                                                                 -
    Present value of future profits of acquired business                               (7,355)             (7,618)
    Investments                                                                      (102,417)                  -
Deferred policy acquisition costs and deferred sales inducements                     (551,434)           (713,824)
                                                                             -----------------   -----------------
             Total deferred income tax liabilities                                   (661,206)           (721,442)
                                                                             -----------------   -----------------
             Net deferred income tax asset                                          $  62,415          $  356,404
                                                                             =================   =================

        In assessing the realizabilty of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2010, and no valuation allowance is necessary.

        The FASB issued guidance which clarifies the accounting for uncertainty in income taxes in an entity's financial statements, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $0 to $500 by the end of 2011 primarily related to uncertainty regarding modified endowment contracts.
        The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $0 and $819 of accrued interest and penalties at December 31, 2010 and 2009, respectively.

        The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31,
        2010.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiaries are considered nonpublic entities. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                         2010                2009
                                                                  -----------------   -----------------

Balance at January 1,                                                    $   8,532           $   7,975
Additions based on tax positions related to the current year                     -                 358
Reductions based on tax positions related to prior years                    (2,154)             (1,024)
Additions based on tax positions related to prior years                          -               1,223
Settlements/Statute expiration                                              (5,878)                  -
                                                                  -----------------   -----------------
Balance at December 31,                                                   $    500           $   8,532
                                                                  =================   =================

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2010; however, prescribed practices used by the Company in 2010 include the following:

        1.  In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.  In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in
            2008.

        The combined effect of applying these prescribed practices in 2010 decreased the Company's statutory-based surplus by $77,844. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations of 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $92,260, $51,617 and $46,740 in 2010, 2009 and 2008, respectively.
        Dividends payable in 2011 up to approximately $226,672 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2010, 2009 and 2008, is approximately $226,672, ($31,252) and $110,608, respectively, and reported capital and surplus at December 31, 2010,
        2009 and 2008, is $1,639,724, $1,391,869 and $1,240,344, respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,231, $3,749 and $3,948 was incurred in 2010, 2009 and 2008, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

        Year Ending December 31,

                 2011                           $  3,148
                 2012                              3,026
                 2013                              2,683
                 2014                              2,596
                 2015                              2,476
                 Thereafter                        9,872
                                         ----------------
                                               $  23,801
                                         ================

15.     EMPLOYEE BENEFIT PLANS

        Defined Benefit Pension Plan and Post-retirement Health Care Benefits

        The Company, via its insurance subsidiaries, participates in noncontributory defined benefit pension plan ("pension plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiaries, certain post-retirement health care benefits through a health and welfare benefit plan ("other benefit plan") and life insurance benefits for eligible active and retired employees.

        The information for the pension plan and other benefits plans reflect an allocation of the Company's portion of the SEI plan at December 31 is as follows:

                                                                          Pension Plan               Other Benefit Plan
                                                                 ------------------------------ ------------------------------
                                                                      2010           2009            2010           2009
                                                                 --------------- -------------- --------------- --------------

Obligation and funded status
Accumulated benefit obligation                                        $ (43,967)     $ (37,700)      $ (16,297)     $ (13,456)
Fair value of plan assets                                                36,383         30,490               -              -
                                                                 --------------- -------------- --------------- --------------
             Underfunded status                                        $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Accrued benefit liability recognized
 in other liabilities                                                  $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Changes in liability for benefits recognized in
 accumulated OCI (pre-tax)
Beginning balance                                                     $ (12,032)      $ (8,603)        $  (832)      $ (1,802)
Net (gain) loss amortized into                                              647            346             (14)           104
 net periodic benefit cost
Net gain (loss) arising during the period                                (5,676)        (3,775)         (1,854)           866
SFAS Statement No. 158 adoption adjustment                                    -              -               -              -
                                                                 --------------- -------------- --------------- --------------
Balance at December 31                                                $ (17,061)     $ (12,032)       $ (2,700)       $  (832)
                                                                 =============== ============== =============== ==============
Changes in deferred taxes recognized in
 accumulated OCI                                                       $  1,760       $  1,200         $  (654)       $   340
                                                                 =============== ============== =============== ==============

                                                                 Pension Plan                       Other Benefit Plan
                                                     ------------------------------------- --------------------------------------
                                                        2010         2009        2008         2010         2009         2008
                                                     -----------  ----------- ------------ ------------ ------------ ------------
Additional information
Net periodic benefit income (costs)                      $ (345)       $  45       $ (208)     $(1,403)     $ 1,438      $ 1,286
Net periodic benefit cost reclassified from
 accumulated OCI                                           (647)        (346)        (569)          14         (104)         (42)
Employer contributions                                    5,000            -            -          430          331          509
Employee contributions                                        -            -            -          152          122          113
Benefit payments                                            449          363          529          582          453          622
Actuarial assumptions
Weighted-average assumptions
 used to determine benefit
 obligations as of December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A
Weighted-average assumptions
 used to determine net
 costs for the years ended December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                Other
                                          Pension              Benefit
    Year Ending December 31,              Benefits              Plan
    ------------------------          -----------------   -----------------

             2011                           $    975            $    560
             2012                              1,189                 601
             2013                              1,380                 665
             2014                              1,567                 752
             2015                              1,701                 885
             2016-2020                        10,891               6,127

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the pension plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2010, 2009 and 2008, the defined benefit pension plan recorded an actuarial loss of $5,082, $3,775 and $3,820, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2010 and 2009, the Company's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2010.

        The pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                             2010
                                                            Target           2010            2009
                                                        --------------  ---------------  --------------

Cash equivalents and fixed income securities                     50%             63%            48%
Equity securities and equity-based investment funds              25%             22%            33%
Distressed debt and multi-strategy investment funds              25%             15%            19%
                                                        --------------  ---------------  --------------
                                                                100%            100%           100%
                                                        ==============  ===============  ==============

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities as well as diversified investment funds that utilize different investment strategies based on correlations to general security-type market performance.

        The following table summarizes the valuation of the Company's pension plan assets carried at fair value as of December 31, 2010 and 2009 by asset class:

                                                                                 December 31, 2010
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   2,001             $     -            $     -           $   2,001
Fixed income securities (B)
    U.S. Treasury                                                 -               6,736                  -               6,736
    Other governmental/municipal agencies                         -               1,669                  -               1,669
    Corporate debt instruments                                    -              11,619                  -              11,619
    Foreign debt obligations                                      -                 893                  -                 893
Equity securities - warrants (C)                                  5                   -                  -                   5
Investment funds
    Equity securities (D)                                         -                   -              7,751               7,751
    Other (E)                                                     -                   -                413                 413
    Distressed debt (F)                                           -                   -                147                 147
    Multi-strategy (G)                                            -                   -              5,149               5,149
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   2,006           $  20,917          $  13,460           $  36,383
                                                   =================   =================  =================   =================

                                                                                 December 31, 2009
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   1,256             $     -            $     -           $   1,256
Fixed income securities (B)
    U.S. Treasury                                                 -               5,015                  -               5,015
    Other governmental agencies                                   -                   -                  -                   -
    Corporate debt instruments                                    -               7,677                  -               7,677
    Foreign debt obligations                                      -                 775                  -                 775
Equity securities - warrants (C)                                  8                   -                  -                   8
Investment funds - equity correlated
    Equity securities (D)                                         -                   -                  -                   -
    Other (E)                                                     -                   -                  -                   -
Investment funds
    Distressed debt (F)                                           -                   -                  -                   -
    Multi-strategy (G)                                            -                   -             15,759              15,759
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   1,264           $  13,467          $  15,759           $  30,490
                                                   =================   =================  =================   =================

        (A) Assets are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B) Fixed income securities are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C) Investment fair value is based on the underlying quoted prices in active markets for identical assets.

        (D) Class strategy is to invest primarily in equity securities across the capitalization and style spectrum. Investment manager can make both long and short investments in both U.S. and International equity securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (E) Assets that are in liquidation mode. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (F) Class strategy is to invest in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (G) Class strategy is to identify attractive valuations by opportunistically investing across multiple markets, currencies and types of securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        The tables below set forth a summary of changes in the fair value of the pension plan's level 3 investment assets for the years ended December 31
        2010 and 2009:

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2010                         $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
Actual return on plan assets
    Held at end of the period                        1,466             177            105             750          2,498
    Sold during the period                            (227)              8             30              19           (170)
Purchases, sales and settlements, net               (2,238)         (1,110)          (802)           (477)        (4,627)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2010                       $ 7,751          $  413         $  147         $ 5,149       $ 13,460
                                              =============   =============  =============   =============  =============

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2009                         $ 7,488         $ 1,167         $  660         $ 5,462       $ 14,777
Actual return on plan assets
    Held at end of the period                        1,807             271            154           1,346          3,578
    Sold during the period                             123              10              -             (84)            49
Purchases, sales and settlements, net                 (668)           (110)             -          (1,867)        (2,645)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2009                       $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
                                              =============   =============  =============   =============  =============

        Pension plan funding requirements for 2011 will be determined based upon actuarial requirements. The estimated amortization of net loss for the pension plan in 2011 is $1,448. The estimated 2011 net periodic benefit expense for the pension plan is $975. In 2011 a 50 basis point increase to the discount rate projected at 5.33% would decrease the net periodic cost by $377 and a 50 basis point decrease would increase the net periodic cost by $422. In 2011 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would decrease the net periodic cost by $199 and a 50 basis point decrease would increase the net periodic cost by $199.

        Other Benefit Plan

        In 2010, 2009 and 2008, the other benefit plan recorded an actuarial
        (gains) losses of $1,854, $592, and ($2,518), respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 and
        2009. The rate was assumed to decrease gradually to 4.5% over a five year period, and remain at that level thereafter.

        The estimated 2011 amortization of net loss and prior service cost for health and welfare benefit plan is $94. The estimated 2011 net periodic benefit expense for the health and welfare benefit plan is $1,723.

        Employee Stock Ownership Plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        covering certain full-time employees. Prior to 2010, the majority of
        SEI's stock was held in the Charles A. Sammons 1987 Charitable Remainder
        Trust Number Two (the "CRT"). Prior to his death in 1988, Charles A.
        Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the "Transfer") as unallocated shares, which completed the settlement of the CRT. As of
        December 31, 2010 the ESOP owns 99% of the outstanding stock of SEI.

        In 2009 and prior years, the Company made a contribution to the ESOP as determined by the Board of SEI. Compensation expense was recognized by the Company as shares to participants were committed to be released. The offset was recorded as a liability included in other liabilities in the consolidated balance sheets.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $12,247, $10,838 and $9,064 for 2010, 2009 and
        2008, respectively, was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,200, $10,626 and $13,346 in 2010,
        2009 and 2008, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2010, 2009 and
        2008, the Company incurred $23,674, $16,750 and $21,209, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VIE.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $49,287 and
        $50,000 as of December 31, 2010 and 2009, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the outstanding balance of $50,000. The
        Company earned interest income on the loan of $3,741, $1,715 and $1,887 in 2010, 2009 and 2008, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $304 in 2010 and zero in 2009. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $711, $659 and $891 in 2010, 2009 and 2008, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2010, the Company had outstanding capital commitments to limited partnerships of $108,098.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2010, the Company had $50,627 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 25, 2011 which is the date the consolidated financial statements were available to be issued.
Midland Separate Account C 2010
Midland National Life Insurance Company
Separate Account C

Financial Statements
December 31, 2010 and 2009

Midland National Life Insurance Company
Separate Account C
Index
---------------------------------------------------------------------------------------

                                                                                                          Page(s)

Report of Independent Registered Public Accounting Firm..........................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets...................................2-145

Notes to Financial Statements..............................................................................146-174

                Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the
Midland National Life Insurance Company Separate Account C (which includes the
Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products
Fund II, the Fidelity Variable Insurance Products Fund III, the American Century
Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series
Fund, Inc., the Alger Fund, the Calvert Variable Series, Inc., the Invesco Variable
Insurance Funds, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the
ProFunds VP, the Van Eck Variable Insurance Portfolio, the Janus Aspen Series, the
PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the
Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust,
the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Invesco Van
Kampen Variable Insurance Funds, the Morgan Stanley Universal Institutional Funds and
the Northern Lights Variable Trust subaccount thereof) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements")
are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States).  Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of the number of shares owned at December 31, 2010 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 25, 2011

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                               Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     (cost $491,188,052)                      $518,873,332       Dividend income                                 $ 8,322,303
                                                                 Capital gains distributions                       2,052,759
                                                                                                              ---------------
Liabilities                                              -
                                             --------------
                                                                                                                  10,375,062
                                                                                                              ---------------
Net assets                                    $518,873,332   Expenses:
                                             --------------
                                                                 Administrative expense                              282,595
                                                                 Mortality and expense risk                        8,377,922
                                                                 Contract maintenance charge                          98,614
                                                                                                              ---------------

                                                                                                                   8,759,131
                                                                                                              ---------------

                                                             Net investment loss                                   1,615,931

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                                 Net realized losses on investments               (1,683,832)
                                                                 Net unrealized depreciation on
                                                                  investments                                     46,957,015
                                                                                                              ---------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ 46,889,114
                                                                                                              ---------------

-----------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                              2010                 2009

Net assets at beginning of year                                                            $497,289,491         $376,809,429

Net (decrease) increase in net assets resulting from operations                              46,889,114           68,759,255

Capital shares transactions
   Net premiums                                                                              43,553,040          108,821,270
   Transfers of policy loans                                                                    (80,412)              (8,645)
   Transfers of surrenders                                                                  (37,034,481)         (33,839,342)
   Transfers of death benefits                                                               (5,453,828)          (4,254,075)
   Transfers of other terminations                                                          (19,747,458)         (14,779,654)
   Interfund and net transfers to general account                                            (6,542,134)          (4,218,747)
                                                                                         ---------------      ---------------

     Net increase in net assets from capital share transactions                             (25,305,273)          51,720,807
                                                                                         ---------------      ---------------

Total (decrease) increase in net assets                                                      21,583,841          120,480,062
                                                                                         ---------------      ---------------

Net assets at end of year                                                                  $518,873,332         $497,289,491
                                                                                         ---------------      ---------------

               The accompanying notes are an integral part of these financial statements.

                                                              2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     21,577,234 shares (cost $21,577,234)      $21,577,234       Dividend income                                 $  54,886
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                    54,886
                                                                                                             --------------
Net assets                                     $21,577,234   Expenses:
                                             --------------
                                                                 Administrative expense                             11,369
                                                                 Mortality and expense risk                        332,238
                                                                 Contract maintenance charge                         3,111
                                                                                                             --------------

                                                                                                                   346,718
                                                                                                             --------------

                                                             Net investment loss                                  (291,832)

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                           -
                                                             Net unrealized appreciation on
                                                                  investments                                            -
                                                                                                             --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ (291,832)
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $19,608,907         $30,455,561

Net decrease in net assets resulting from operations                                          (291,832)           (184,318)

Capital shares transactions
   Net premiums                                                                              6,098,535           5,370,107
   Transfers of policy loans                                                                    13,389             (44,378)
   Transfers of surrenders                                                                  (2,522,972)         (5,185,650)
   Transfers of death benefits                                                                (396,546)           (273,102)
   Transfers of other terminations                                                          (1,409,934)         (1,189,777)
   Interfund and net transfers to general account                                              477,687          (9,339,536)
                                                                                         --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   2,260,159         (10,662,336)
                                                                                         --------------      --------------

Total increase (decrease) in net assets                                                      1,968,327         (10,846,654)
                                                                                         --------------      --------------

Net assets at end of year                                                                  $21,577,234         $19,608,907
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     5,353,916 shares (cost $29,238,038)      $29,229,531       Dividend income                               $ 2,139,829
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                2,139,829
                                                                                                            --------------
Net assets                                    $29,229,531   Expenses:
                                            --------------
                                                                Administrative expense                              6,621
                                                                Mortality and expense risk                        321,653
                                                                Contract maintenance charge                         1,830
                                                                                                            --------------

                                                                                                                  330,104
                                                                                                            --------------

                                                            Net investment income                               1,809,725

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                   1,636,554
                                                            Net unrealized depreciation on
                                                                 investments                                   (1,095,182)
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 2,351,097
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $24,085,137         $ 8,923,331

Net increase in net assets resulting from operations                                        2,351,097           5,537,390

Capital shares transactions
   Net premiums                                                                             2,402,095           5,367,801
   Transfers of policy loans                                                                   (1,212)              2,754
   Transfers of surrenders                                                                   (851,496)           (741,898)
   Transfers of death benefits                                                               (880,914)            (52,577)
   Transfers of other terminations                                                           (908,329)           (717,883)
   Interfund and net transfers to general account                                           3,033,153           5,766,219
                                                                                        --------------      --------------

     Net increase in net assets from capital share transactions                             2,793,297           9,624,416
                                                                                        --------------      --------------

Total increase in net assets                                                                5,144,394          15,161,806
                                                                                        --------------      --------------

Net assets at end of year                                                                 $29,229,531         $24,085,137
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     748,246 shares (cost $13,934,106)        $14,115,630      Dividend income                                $  223,657
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 223,657
                                                                                                           --------------
Net assets                                    $14,115,630  Expenses:
                                            --------------
                                                               Administrative expense                             11,396
                                                               Mortality and expense risk                        173,449
                                                               Contract maintenance charge                         7,024
                                                                                                           --------------

                                                                                                                 191,869
                                                                                                           --------------

                                                           Net investment income                                  31,788

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (63,112)
                                                           Net unrealized appreciation on
                                                                investments                                    1,688,803
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,657,479
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,618,276         $ 9,566,380

Net increase in net assets resulting from operations                                       1,657,479           2,840,504

Capital shares transactions
   Net premiums                                                                            1,047,111           1,090,415
   Transfers of policy loans                                                                  (3,213)             16,051
   Transfers of surrenders                                                                (1,116,860)           (706,312)
   Transfers of death benefits                                                              (126,534)           (115,074)
   Transfers of other terminations                                                          (351,775)           (263,979)
   Interfund and net transfers to general account                                            391,146             190,291
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (160,125)            211,392
                                                                                       --------------      --------------

Total increase in net assets                                                               1,497,354           3,051,896
                                                                                       --------------      --------------

Net assets at end of year                                                                $14,115,630         $12,618,276
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     217,529 shares (cost $7,512,191)         $ 8,060,444      Dividend income                                 $  18,159
                                                               Capital gains distributions                        24,725
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  42,884
                                                                                                           --------------
Net assets                                    $ 8,060,444  Expenses:
                                            --------------
                                                               Administrative expense                             10,413
                                                               Mortality and expense risk                         95,570
                                                               Contract maintenance charge                        11,953
                                                                                                           --------------

                                                                                                                 117,936
                                                                                                           --------------

                                                           Net investment loss                                   (75,052)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (260,516)
                                                           Net unrealized appreciation on
                                                                investments                                    1,822,785
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,487,217
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,956,046         $ 6,988,256

Net increase in net assets resulting from operations                                       1,487,217           1,616,941

Capital shares transactions
   Net premiums                                                                              160,206             187,457
   Transfers of policy loans                                                                    (840)              2,104
   Transfers of surrenders                                                                (1,039,231)           (702,341)
   Transfers of death benefits                                                               (45,621)            (85,815)
   Transfers of other terminations                                                          (223,734)           (134,860)
   Interfund and net transfers to general account                                           (233,599)             84,304
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (1,382,819)           (649,151)
                                                                                       --------------      --------------

Total increase in net assets                                                                 104,398             967,790
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 8,060,444         $ 7,956,046
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     721,640 shares (cost $11,164,869)        $12,016,775      Dividend income                                $  135,538
                                                               Capital gains distributions                        21,478
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 157,016
                                                                                                           --------------
Net assets                                    $12,016,775  Expenses:
                                            --------------
                                                               Administrative expense                              7,466
                                                               Mortality and expense risk                        156,914
                                                               Contract maintenance charge                         2,756
                                                                                                           --------------

                                                                                                                 167,136
                                                                                                           --------------

                                                           Net investment loss                                   (10,120)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,690,436)
                                                           Net unrealized appreciation on
                                                                investments                                    3,001,396
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,300,840
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $11,518,915         $ 8,477,770

Net increase in net assets resulting from operations                                       1,300,840           1,938,325

Capital shares transactions
   Net premiums                                                                            1,231,237           1,308,628
   Transfers of policy loans                                                                  (2,826)                932
   Transfers of surrenders                                                                  (699,250)           (493,931)
   Transfers of death benefits                                                              (104,357)            (60,848)
   Transfers of other terminations                                                          (326,770)           (240,031)
   Interfund and net transfers to general account                                           (901,014)            588,070
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (802,980)          1,102,820
                                                                                       --------------      --------------

Total increase in net assets                                                                 497,860           3,041,145
                                                                                       --------------      --------------

Net assets at end of year                                                                $12,016,775         $11,518,915
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     311,358 shares (cost $9,091,346)         $10,085,091      Dividend income                                 $  21,479
                                                               Capital gains distributions                        27,010
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  48,489
                                                                                                           --------------
Net assets                                    $10,085,091  Expenses:
                                            --------------
                                                               Administrative expense                              8,085
                                                               Mortality and expense risk                        127,386
                                                               Contract maintenance charge                         3,769
                                                                                                           --------------

                                                                                                                 139,240
                                                                                                           --------------

                                                           Net investment loss                                   (90,751)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     607,492
                                                           Net unrealized appreciation on
                                                                investments                                    1,990,165
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,506,906
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,290,350         $ 6,206,550

Net increase in net assets resulting from operations                                       2,506,906           2,062,619

Capital shares transactions
   Net premiums                                                                              510,455             258,972
   Transfers of policy loans                                                                  (3,509)              1,517
   Transfers of surrenders                                                                  (625,233)           (688,901)
   Transfers of death benefits                                                               (59,174)            (13,306)
   Transfers of other terminations                                                          (277,590)           (191,508)
   Interfund and net transfers to general account                                            742,886            (345,593)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   287,835            (978,819)
                                                                                       --------------      --------------

Total increase in net assets                                                               2,794,741           1,083,800
                                                                                       --------------      --------------

Net assets at end of year                                                                $10,085,091         $ 7,290,350
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     117,350 shares (cost $1,644,785)         $ 1,701,867      Dividend income                                 $  27,182
                                                               Capital gains distributions                         8,299
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  35,481
                                                                                                           --------------
Net assets                                    $ 1,701,867  Expenses:
                                            --------------
                                                               Administrative expense                              2,488
                                                               Mortality and expense risk                         24,248
                                                               Contract maintenance charge                         2,292
                                                                                                           --------------

                                                                                                                  29,028
                                                                                                           --------------

                                                           Net investment income                                   6,453

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (39,499)
                                                           Net unrealized appreciation on
                                                                investments                                      237,302
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  204,256
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,168,447         $ 1,801,191

Net increase in net assets resulting from operations                                         204,256             447,799

Capital shares transactions
   Net premiums                                                                                3,653              70,732
   Transfers of policy loans                                                                      30               1,869
   Transfers of surrenders                                                                  (291,695)           (168,600)
   Transfers of death benefits                                                                     -              (3,038)
   Transfers of other terminations                                                          (104,830)            (61,783)
   Interfund and net transfers to general account                                           (277,994)             80,277
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (670,836)            (80,543)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (466,580)            367,256
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,701,867         $ 2,168,447
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     723,861 shares (cost $9,176,925)         $ 9,194,859      Dividend income                                $  322,343
                                                               Capital gains distributions                       102,317
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 424,660
                                                                                                           --------------
Net assets                                    $ 9,194,859  Expenses:
                                            --------------
                                                               Administrative expense                              8,621
                                                               Mortality and expense risk                        145,827
                                                               Contract maintenance charge                         3,034
                                                                                                           --------------

                                                                                                                 157,482
                                                                                                           --------------

                                                           Net investment income                                 267,178

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     526,304
                                                           Net unrealized depreciation on
                                                                investments                                     (110,736)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  682,746
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 9,061,004         $ 7,439,169

Net increase in net assets resulting from operations                                         682,746           1,024,915

Capital shares transactions
   Net premiums                                                                              632,538             549,674
   Transfers of policy loans                                                                  (4,377)              5,646
   Transfers of surrenders                                                                (1,038,863)         (1,267,554)
   Transfers of death benefits                                                               (48,362)           (126,786)
   Transfers of other terminations                                                          (717,189)           (323,017)
   Interfund and net transfers to general account                                            627,362           1,758,957
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (548,891)            596,920
                                                                                       --------------      --------------

Total increase in net assets                                                                 133,855           1,621,835
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,194,859         $ 9,061,004
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     187,980 shares (cost $23,143,437)        $24,749,932      Dividend income                                $  413,304
                                                               Capital gains distributions                       466,839
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 880,143
                                                                                                           --------------
Net assets                                    $24,749,932  Expenses:
                                            --------------
                                                               Administrative expense                             19,186
                                                               Mortality and expense risk                        337,153
                                                               Contract maintenance charge                        12,796
                                                                                                           --------------

                                                                                                                 369,135
                                                                                                           --------------

                                                           Net investment income                                 511,008

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,668,538)
                                                           Net unrealized appreciation on
                                                                investments                                    4,028,342
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,870,812
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $24,814,080         $21,069,140

Net increase in net assets resulting from operations                                       2,870,812           5,007,018

Capital shares transactions
   Net premiums                                                                            1,688,812           1,595,966
   Transfers of policy loans                                                                   1,703               6,765
   Transfers of surrenders                                                                (2,152,382)         (1,629,283)
   Transfers of death benefits                                                              (277,891)           (283,075)
   Transfers of other terminations                                                          (676,571)           (553,521)
   Interfund and net transfers to general account                                         (1,518,631)           (398,930)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,934,960)         (1,262,078)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (64,148)          3,744,940
                                                                                       --------------      --------------

Net assets at end of year                                                                $24,749,932         $24,814,080
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     846,356 shares (cost $21,396,129)        $20,075,700      Dividend income                                $  212,246
                                                               Capital gains distributions                         8,381
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 220,627
                                                                                                           --------------
Net assets                                    $20,075,700  Expenses:
                                            --------------
                                                               Administrative expense                             20,404
                                                               Mortality and expense risk                        256,555
                                                               Contract maintenance charge                        12,106
                                                                                                           --------------

                                                                                                                 289,065
                                                                                                           --------------

                                                           Net investment loss                                   (68,438)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,102,487)
                                                           Net unrealized appreciation on
                                                                investments                                    3,846,557
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,675,632
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $20,217,408         $18,210,919

Net increase in net assets resulting from operations                                       2,675,632           5,132,979

Capital shares transactions
   Net premiums                                                                              792,141             751,171
   Transfers of policy loans                                                                   2,806              (4,719)
   Transfers of surrenders                                                                (1,926,940)         (1,364,714)
   Transfers of death benefits                                                              (149,508)           (148,606)
   Transfers of other terminations                                                          (617,155)           (492,593)
   Interfund and net transfers to general account                                           (918,684)         (1,867,029)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,817,340)         (3,126,490)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (141,708)          2,006,489
                                                                                       --------------      --------------

Net assets at end of year                                                                $20,075,700         $20,217,408
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2010                                       Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                           Investment income:
     80,958 shares (cost $1,000,698)    $ 1,174,249       Dividend income                            $  12,567
                                                          Capital gains distributions                    3,608
                                                                                                 --------------
Liabilities                                       -
                                      --------------
                                                                                                        16,175
                                                                                                 --------------
Net assets                              $ 1,174,249   Expenses:
                                      --------------
                                                          Administrative expense                         1,650
                                                          Mortality and expense risk                    14,766
                                                          Contract maintenance charge                    1,506
                                                                                                 --------------

                                                                                                        17,922
                                                                                                 --------------

                                                      Net investment loss                               (1,747)

                                                      Realized and unrealized gains
                                                        (losses) on investments
                                                      Net realized gains on investments                 54,145
                                                      Net unrealized appreciation on
                                                           investments                                  90,817
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $  143,215
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
      Years Ended December 31, 2010 and 2009

                                                                                      2010           2009

Net assets at beginning of year                                                     $ 1,408,607    $ 1,026,358

Net increase in net assets resulting from operations                                    143,215        339,951

Capital shares transactions
   Net premiums                                                                          27,935        249,068
   Transfers of policy loans                                                               (638)          (602)
   Transfers of surrenders                                                             (107,838)       (82,276)
   Transfers of death benefits                                                           (7,513)             -
   Transfers of other terminations                                                      (39,126)       (68,655)
   Interfund and net transfers to general account                                      (250,393)       (55,237)
                                                                                  -------------- --------------

     Net (decrease) increase in net assets from capital share transactions             (377,573)        42,298
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                (234,358)       382,249
                                                                                  -------------- --------------

Net assets at end of year                                                           $ 1,174,249    $ 1,408,607
                                                                                  -------------- --------------

               The accompanying notes are an integral part of these financial statements.

                                                             13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     271,271 shares (cost $3,792,006)         $ 4,173,267      Dividend income                                 $  59,944
                                                               Capital gains distributions                        20,932
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  80,876
                                                                                                           --------------
Net assets                                    $ 4,173,267  Expenses:
                                            --------------
                                                               Administrative expense                              3,328
                                                               Mortality and expense risk                         48,984
                                                               Contract maintenance charge                         1,695
                                                                                                           --------------

                                                                                                                  54,007
                                                                                                           --------------

                                                           Net investment income                                  26,869

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (20,557)
                                                           Net unrealized appreciation on
                                                                investments                                      560,342
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  566,654
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,433,604         $ 2,823,637

Net increase in net assets resulting from operations                                         566,654             912,170

Capital shares transactions
   Net premiums                                                                              517,395             235,453
   Transfers of policy loans                                                                  (1,887)              2,644
   Transfers of surrenders                                                                  (211,591)           (309,309)
   Transfers of death benefits                                                               (29,934)            (49,799)
   Transfers of other terminations                                                          (136,238)            (77,123)
   Interfund and net transfers to general account                                             35,264            (104,069)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   173,009            (302,203)
                                                                                       --------------      --------------

Total increase in net assets                                                                 739,663             609,967
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,173,267         $ 3,433,604
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     184,722 shares (cost $2,471,599)         $ 2,325,706      Dividend income                                 $  14,613
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  14,613
                                                                                                           --------------
Net assets                                    $ 2,325,706  Expenses:
                                            --------------
                                                               Administrative expense                              3,017
                                                               Mortality and expense risk                         32,070
                                                               Contract maintenance charge                         3,096
                                                                                                           --------------

                                                                                                                  38,183
                                                                                                           --------------

                                                           Net investment loss                                   (23,570)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (131,640)
                                                           Net unrealized appreciation on
                                                                investments                                      433,008
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  277,798
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,616,283         $ 2,421,840

Net increase in net assets resulting from operations                                         277,798             527,810

Capital shares transactions
   Net premiums                                                                               53,981              66,349
   Transfers of policy loans                                                                     867               3,108
   Transfers of surrenders                                                                  (428,751)           (283,549)
   Transfers of death benefits                                                               (46,518)            (13,800)
   Transfers of other terminations                                                          (104,091)            (64,263)
   Interfund and net transfers to general account                                            (43,863)            (41,212)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (568,375)           (333,367)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (290,577)            194,443
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,325,706         $ 2,616,283
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     194,751 shares (cost $3,152,171)         $ 3,475,300      Dividend income                                 $   3,019
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,019
                                                                                                           --------------
Net assets                                    $ 3,475,300  Expenses:
                                            --------------
                                                               Administrative expense                              2,356
                                                               Mortality and expense risk                         24,127
                                                               Contract maintenance charge                         2,109
                                                                                                           --------------

                                                                                                                  28,592
                                                                                                           --------------

                                                           Net investment loss                                   (25,573)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (11,056)
                                                           Net unrealized appreciation on
                                                                investments                                      330,011
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  293,382
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,675,468         $ 1,171,472

Net increase in net assets resulting from operations                                         293,382             490,621

Capital shares transactions
   Net premiums                                                                               96,338              63,514
   Transfers of policy loans                                                                     (56)                (73)
   Transfers of surrenders                                                                  (200,675)            (85,917)
   Transfers of death benefits                                                               (10,761)             (2,619)
   Transfers of other terminations                                                           (50,932)            (25,975)
   Interfund and net transfers to general account                                          1,672,536              64,445
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,506,450              13,375
                                                                                       --------------      --------------

Total increase in net assets                                                               1,799,832             503,996
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,475,300         $ 1,675,468
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     284,613 shares (cost $2,609,338)         $ 2,786,365      Dividend income                                 $   7,338
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,338
                                                                                                           --------------
Net assets                                    $ 2,786,365  Expenses:
                                            --------------
                                                               Administrative expense                                545
                                                               Mortality and expense risk                         26,345
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  26,890
                                                                                                           --------------

                                                           Net investment loss                                   (19,552)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      86,495
                                                           Net unrealized appreciation on
                                                                investments                                       80,618
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  147,561
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,505,118          $  157,512

Net increase in net assets resulting from operations                                         147,561             277,474

Capital shares transactions
   Net premiums                                                                               62,031             127,225
   Transfers of policy loans                                                                    (811)                  -
   Transfers of surrenders                                                                   (75,290)            (22,067)
   Transfers of death benefits                                                               (27,176)             (3,033)
   Transfers of other terminations                                                           (65,407)            (28,913)
   Interfund and net transfers to general account                                          1,240,339             996,920
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,133,686           1,070,132
                                                                                       --------------      --------------

Total increase in net assets                                                               1,281,247           1,347,606
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,786,365         $ 1,505,118
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     347,040 shares (cost $2,126,485)         $ 2,186,351      Dividend income                                 $  39,125
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  39,125
                                                                                                           --------------
Net assets                                    $ 2,186,351  Expenses:
                                            --------------
                                                               Administrative expense                                995
                                                               Mortality and expense risk                         29,052
                                                               Contract maintenance charge                           529
                                                                                                           --------------

                                                                                                                  30,576
                                                                                                           --------------

                                                           Net investment income                                   8,549

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (31,531)
                                                           Net unrealized appreciation on
                                                                investments                                      225,458
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  202,476
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,995,242         $ 2,148,308

Net increase in net assets resulting from operations                                         202,476             212,545

Capital shares transactions
   Net premiums                                                                              242,475             120,588
   Transfers of policy loans                                                                      91                 366
   Transfers of surrenders                                                                  (191,127)           (233,094)
   Transfers of death benefits                                                               (36,918)            (37,097)
   Transfers of other terminations                                                           (57,682)            (77,481)
   Interfund and net transfers to general account                                             31,794            (138,893)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                              (11,367)           (365,611)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      191,109            (153,066)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,186,351         $ 1,995,242
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     354,269 shares (cost $4,342,447)         $ 5,009,357      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 5,009,357  Expenses:
                                            --------------
                                                               Administrative expense                              3,724
                                                               Mortality and expense risk                         57,763
                                                               Contract maintenance charge                         1,807
                                                                                                           --------------

                                                                                                                  63,294
                                                                                                           --------------

                                                           Net investment loss                                   (63,294)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     676,945
                                                           Net unrealized appreciation on
                                                                investments                                      821,124
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,434,775
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,759,551         $ 2,329,054

Net increase in net assets resulting from operations                                       1,434,775             732,654

Capital shares transactions
   Net premiums                                                                              295,279             206,161
   Transfers of policy loans                                                                      23                 (48)
   Transfers of surrenders                                                                  (261,922)           (160,687)
   Transfers of death benefits                                                               (73,882)             (4,299)
   Transfers of other terminations                                                          (149,245)            (76,409)
   Interfund and net transfers to general account                                          1,004,778            (266,875)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   815,031            (302,157)
                                                                                       --------------      --------------

Total increase in net assets                                                               2,249,806             430,497
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,009,357         $ 2,759,551
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     1,121,561 shares (cost $8,443,296)       $ 9,593,411      Dividend income                                $  231,623
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 231,623
                                                                                                           --------------
Net assets                                    $ 9,593,411  Expenses:
                                            --------------
                                                               Administrative expense                              8,334
                                                               Mortality and expense risk                        147,888
                                                               Contract maintenance charge                         2,326
                                                                                                           --------------

                                                                                                                 158,548
                                                                                                           --------------

                                                           Net investment income                                  73,075

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (845,470)
                                                           Net unrealized appreciation on
                                                                investments                                    1,934,197
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,161,802
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $10,987,454         $10,065,494

Net increase in net assets resulting from operations                                       1,161,802           2,659,973

Capital shares transactions
   Net premiums                                                                              176,283             216,793
   Transfers of policy loans                                                                  (2,387)             (2,594)
   Transfers of surrenders                                                                (1,078,728)         (1,008,077)
   Transfers of death benefits                                                              (104,403)           (147,343)
   Transfers of other terminations                                                          (404,473)           (297,105)
   Interfund and net transfers to general account                                         (1,142,137)           (499,687)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,555,845)         (1,738,013)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,394,043)            921,960
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,593,411         $10,987,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     2,083,675 shares (cost $12,418,930)       $12,210,338       Dividend income                                $  250,537
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                   250,537
                                                                                                             --------------
Net assets                                     $12,210,338   Expenses:
                                             --------------
                                                                 Administrative expense                              8,720
                                                                 Mortality and expense risk                        178,587
                                                                 Contract maintenance charge                         2,430
                                                                                                             --------------

                                                                                                                   189,737
                                                                                                             --------------

                                                             Net investment income                                  60,800

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized losses on investments                 (1,505,169)
                                                             Net unrealized appreciation on
                                                                  investments                                    2,689,656
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 1,245,287
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                            2010                 2009

Net assets at beginning of year                                                           $13,211,320          $12,574,284

Net increase in net assets resulting from operations                                        1,245,287            1,939,671

Capital shares transactions
   Net premiums                                                                               624,667              630,872
   Transfers of policy loans                                                                   (2,616)                 730
   Transfers of surrenders                                                                 (1,345,936)          (1,042,645)
   Transfers of death benefits                                                               (182,946)            (148,567)
   Transfers of other terminations                                                           (461,398)            (386,933)
   Interfund and net transfers to general account                                            (878,040)            (356,092)
                                                                                        --------------       --------------

     Net decrease in net assets from capital share transactions                            (2,246,269)          (1,302,635)
                                                                                        --------------       --------------

Total (decrease) increase in net assets                                                    (1,000,982)             637,036
                                                                                        --------------       --------------

Net assets at end of year                                                                 $12,210,338          $13,211,320
                                                                                        --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     199,544 shares (cost $1,258,108)         $ 1,207,242      Dividend income                                 $  15,692
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  15,692
                                                                                                           --------------
Net assets                                    $ 1,207,242  Expenses:
                                            --------------
                                                               Administrative expense                              1,303
                                                               Mortality and expense risk                         16,448
                                                               Contract maintenance charge                           774
                                                                                                           --------------

                                                                                                                  18,525
                                                                                                           --------------

                                                           Net investment loss                                    (2,833)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (79,807)
                                                           Net unrealized appreciation on
                                                                investments                                      214,232
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,592
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  991,592         $ 1,510,279

Net increase in net assets resulting from operations                                         131,592              82,126

Capital shares transactions
   Net premiums                                                                               49,177              41,892
   Transfers of policy loans                                                                   1,194               5,021
   Transfers of surrenders                                                                   (96,320)           (112,974)
   Transfers of death benefits                                                               (36,640)             (1,203)
   Transfers of other terminations                                                           (17,733)            (34,092)
   Interfund and net transfers to general account                                            184,380            (499,457)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    84,058            (600,813)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      215,650            (518,687)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,207,242          $  991,592
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     847,327 shares (cost $8,851,226)         $ 9,396,861      Dividend income                                $  149,878
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 149,878
                                                                                                           --------------
Net assets                                    $ 9,396,861  Expenses:
                                            --------------
                                                               Administrative expense                              2,483
                                                               Mortality and expense risk                        133,099
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                 135,582
                                                                                                           --------------

                                                           Net investment income                                  14,296

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     220,722
                                                           Net unrealized appreciation on
                                                                investments                                       76,553
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  311,571
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,066,463         $ 8,064,948

Net increase in net assets resulting from operations                                         311,571             567,016

Capital shares transactions
   Net premiums                                                                            1,182,796             955,639
   Transfers of policy loans                                                                  (3,772)             (1,175)
   Transfers of surrenders                                                                  (486,726)           (300,658)
   Transfers of death benefits                                                               (75,744)            (40,375)
   Transfers of other terminations                                                          (308,992)           (215,765)
   Interfund and net transfers to general account                                            711,265            (963,167)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,018,827            (565,501)
                                                                                       --------------      --------------

Total increase in net assets                                                               1,330,398               1,515
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,396,861         $ 8,066,463
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     46,727 shares (cost $406,597)             $  440,167      Dividend income                                 $   5,405
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,405
                                                                                                           --------------
Net assets                                     $  440,167  Expenses:
                                            --------------
                                                               Administrative expense                                183
                                                               Mortality and expense risk                          6,867
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   7,050
                                                                                                           --------------

                                                           Net investment loss                                    (1,645)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (23,097)
                                                           Net unrealized appreciation on
                                                                investments                                       60,035
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  35,293
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  320,721          $  326,009

Net increase in net assets resulting from operations                                          35,293              28,679

Capital shares transactions
   Net premiums                                                                               35,490              46,043
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (37,357)            (28,484)
   Transfers of death benefits                                                               (10,000)                  -
   Transfers of other terminations                                                            (3,881)             (1,387)
   Interfund and net transfers to general account                                             99,901             (50,139)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    84,153             (33,967)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      119,446              (5,288)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  440,167          $  320,721
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     38,623 shares (cost $470,178)             $  546,124      Dividend income                                 $  11,153
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  11,153
                                                                                                           --------------
Net assets                                     $  546,124  Expenses:
                                            --------------
                                                               Administrative expense                                195
                                                               Mortality and expense risk                         10,254
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  10,449
                                                                                                           --------------

                                                           Net investment income                                     704

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      55,356
                                                           Net unrealized appreciation on
                                                                investments                                       17,458
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  73,518
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  474,488          $  360,095

Net increase in net assets resulting from operations                                          73,518             136,541

Capital shares transactions
   Net premiums                                                                               25,895              75,607
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,382)            (14,402)
   Transfers of death benefits                                                                (5,881)                  -
   Transfers of other terminations                                                          (119,980)            (11,432)
   Interfund and net transfers to general account                                            138,466             (71,921)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                               (1,882)            (22,148)
                                                                                       --------------      --------------

Total increase in net assets                                                                  71,636             114,393
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  546,124          $  474,488
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     151,114 shares (cost $1,184,743)         $ 1,402,342      Dividend income                                  $    442
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     442
                                                                                                           --------------
Net assets                                    $ 1,402,342  Expenses:
                                            --------------
                                                               Administrative expense                                 59
                                                               Mortality and expense risk                         17,676
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,735
                                                                                                           --------------

                                                           Net investment loss                                   (17,293)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     166,193
                                                           Net unrealized appreciation on
                                                                investments                                      110,339
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  259,239
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,260,026          $  223,797

Net increase in net assets resulting from operations                                         259,239             117,256

Capital shares transactions
   Net premiums                                                                                6,956              30,492
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (30,065)             (6,571)
   Transfers of death benefits                                                               (11,439)                  -
   Transfers of other terminations                                                            (9,725)            (11,941)
   Interfund and net transfers to general account                                         (3,072,650)          3,906,993
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (3,116,923)          3,918,973
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,857,684)          4,036,229
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,402,342         $ 4,260,026
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     36,270 shares (cost $547,940)             $  690,199      Dividend income                                 $   6,281
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   6,281
                                                                                                           --------------
Net assets                                     $  690,199  Expenses:
                                            --------------
                                                               Administrative expense                                966
                                                               Mortality and expense risk                          8,462
                                                               Contract maintenance charge                         1,122
                                                                                                           --------------

                                                                                                                  10,550
                                                                                                           --------------

                                                           Net investment loss                                    (4,269)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      15,171
                                                           Net unrealized appreciation on
                                                                investments                                       75,769
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  86,671
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  704,512          $  664,908

Net increase in net assets resulting from operations                                          86,671             154,640

Capital shares transactions
   Net premiums                                                                               10,454              32,521
   Transfers of policy loans                                                                     256                 350
   Transfers of surrenders                                                                   (80,801)            (90,172)
   Transfers of death benefits                                                                (6,702)               (243)
   Transfers of other terminations                                                           (22,865)            (35,961)
   Interfund and net transfers to general account                                             (1,326)            (21,531)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (100,984)           (115,036)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (14,313)             39,604
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  690,199          $  704,512
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     65,212 shares (cost $1,209,934)          $ 1,606,866      Dividend income                                 $   1,628
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,628
                                                                                                           --------------
Net assets                                    $ 1,606,866  Expenses:
                                            --------------
                                                               Administrative expense                              2,295
                                                               Mortality and expense risk                         20,468
                                                               Contract maintenance charge                         2,500
                                                                                                           --------------

                                                                                                                  25,263
                                                                                                           --------------

                                                           Net investment loss                                   (23,635)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      94,035
                                                           Net unrealized appreciation on
                                                                investments                                      119,177
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  189,577
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,736,135         $ 1,394,097

Net increase in net assets resulting from operations                                         189,577             461,301

Capital shares transactions
   Net premiums                                                                               61,549              86,593
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (224,260)           (184,126)
   Transfers of death benefits                                                               (12,276)             (8,171)
   Transfers of other terminations                                                           (29,638)            (34,479)
   Interfund and net transfers to general account                                           (114,221)             20,920
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (318,846)           (119,263)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (129,269)            342,038
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,606,866         $ 1,736,135
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     20,881 shares (cost $372,008)             $  417,969      Dividend income                                 $   4,972
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,972
                                                                                                           --------------
Net assets                                     $  417,969  Expenses:
                                            --------------
                                                               Administrative expense                                491
                                                               Mortality and expense risk                          5,542
                                                               Contract maintenance charge                           404
                                                                                                           --------------

                                                                                                                   6,437
                                                                                                           --------------

                                                           Net investment loss                                    (1,465)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (10,191)
                                                           Net unrealized appreciation on
                                                                investments                                       51,284
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  39,628
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  484,098          $  507,003

Net increase in net assets resulting from operations                                          39,628              91,247

Capital shares transactions
   Net premiums                                                                                  464               1,921
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (92,795)            (81,841)
   Transfers of death benefits                                                                (6,806)               (973)
   Transfers of other terminations                                                            (8,970)            (10,488)
   Interfund and net transfers to general account                                              2,350             (22,771)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (105,757)           (114,152)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (66,129)            (22,905)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  417,969          $  484,098
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     261,694 shares (cost $3,826,013)         $ 4,715,606      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,715,606  Expenses:
                                            --------------
                                                               Administrative expense                              3,677
                                                               Mortality and expense risk                         45,012
                                                               Contract maintenance charge                         2,062
                                                                                                           --------------

                                                                                                                  50,751
                                                                                                           --------------

                                                           Net investment loss                                   (50,751)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     595,093
                                                           Net unrealized appreciation on
                                                                investments                                      369,175
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  913,517
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,730,531         $ 3,124,597

Net increase in net assets resulting from operations                                         913,517             675,195

Capital shares transactions
   Net premiums                                                                              129,565            (107,158)
   Transfers of policy loans                                                                      42                  15
   Transfers of surrenders                                                                  (258,909)           (160,753)
   Transfers of death benefits                                                               (23,958)             (3,940)
   Transfers of other terminations                                                          (121,748)            (31,241)
   Interfund and net transfers to general account                                          1,346,566            (766,184)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,071,558          (1,069,261)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,985,075            (394,066)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,715,606         $ 2,730,531
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     156,383 shares (cost $3,603,104)         $ 3,717,230      Dividend income                                 $  19,119
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  19,119
                                                                                                           --------------
Net assets                                    $ 3,717,230  Expenses:
                                            --------------
                                                               Administrative expense                              3,836
                                                               Mortality and expense risk                         50,213
                                                               Contract maintenance charge                         2,199
                                                                                                           --------------

                                                                                                                  56,248
                                                                                                           --------------

                                                           Net investment loss                                   (37,129)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (112,724)
                                                           Net unrealized appreciation on
                                                                investments                                      674,180
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  524,327
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,188,450         $ 4,443,941

Net increase in net assets resulting from operations                                         524,327             710,925

Capital shares transactions
   Net premiums                                                                              155,560             103,516
   Transfers of policy loans                                                                     176                 (12)
   Transfers of surrenders                                                                  (683,737)           (480,330)
   Transfers of death benefits                                                               (15,531)            (12,417)
   Transfers of other terminations                                                          (204,058)           (257,312)
   Interfund and net transfers to general account                                           (247,957)           (319,861)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (995,547)           (966,416)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (471,220)           (255,491)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,717,230         $ 4,188,450
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     461,507 shares (cost $7,497,252)         $ 7,642,550      Dividend income                                 $  27,257
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  27,257
                                                                                                           --------------
Net assets                                    $ 7,642,550  Expenses:
                                            --------------
                                                               Administrative expense                              7,112
                                                               Mortality and expense risk                        108,595
                                                               Contract maintenance charge                         2,693
                                                                                                           --------------

                                                                                                                 118,400
                                                                                                           --------------

                                                           Net investment loss                                   (91,143)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,383,040)
                                                           Net unrealized appreciation on
                                                                investments                                    3,054,645
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,580,462
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,803,053         $ 9,213,430

Net increase in net assets resulting from operations                                       1,580,462           1,791,723

Capital shares transactions
   Net premiums                                                                              209,587             136,024
   Transfers of policy loans                                                                     (55)                593
   Transfers of surrenders                                                                (1,273,113)           (857,170)
   Transfers of death benefits                                                              (125,994)            (74,288)
   Transfers of other terminations                                                          (303,964)           (325,405)
   Interfund and net transfers to general account                                         (1,247,426)         (1,081,854)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,740,965)         (2,202,100)
                                                                                       --------------      --------------

Total decrease in net assets                                                              (1,160,503)           (410,377)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,642,550         $ 8,803,053
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     1,664,992 shares (cost $11,567,667)      $14,585,327       Dividend income                                $  104,544
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                  104,544
                                                                                                            --------------
Net assets                                    $14,585,327   Expenses:
                                            --------------
                                                                Administrative expense                              6,422
                                                                Mortality and expense risk                        194,800
                                                                Contract maintenance charge                           816
                                                                                                            --------------

                                                                                                                  202,038
                                                                                                            --------------

                                                            Net investment loss                                   (97,494)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                 (1,998,488)
                                                            Net unrealized appreciation on
                                                                 investments                                    4,402,585
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 2,306,603
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $14,038,945         $ 9,797,112

Net increase in net assets resulting from operations                                        2,306,603           4,316,077

Capital shares transactions
   Net premiums                                                                             1,432,144           1,202,727
   Transfers of policy loans                                                                   (3,315)             (2,961)
   Transfers of surrenders                                                                   (928,440)           (334,631)
   Transfers of death benefits                                                               (207,725)           (101,094)
   Transfers of other terminations                                                           (417,068)           (311,355)
   Interfund and net transfers to general account                                          (1,635,817)           (526,930)
                                                                                        --------------      --------------

     Net decrease in net assets from capital share transactions                            (1,760,221)            (74,244)
                                                                                        --------------      --------------

Total increase in net assets                                                                  546,382           4,241,833
                                                                                        --------------      --------------

Net assets at end of year                                                                 $14,585,327         $14,038,945
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             33

Midland National Life Insurance Company
Separate Account C
Alger Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     252,008 shares (cost $9,750,846)         $11,007,716      Dividend income                                 $  84,626
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  84,626
                                                                                                           --------------
Net assets                                    $11,007,716  Expenses:
                                            --------------
                                                               Administrative expense                              6,350
                                                               Mortality and expense risk                        160,259
                                                               Contract maintenance charge                           919
                                                                                                           --------------

                                                                                                                 167,528
                                                                                                           --------------

                                                           Net investment loss                                   (82,902)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (169,462)
                                                           Net unrealized appreciation on
                                                                investments                                    1,380,006
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,127,642
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,048,320         $ 8,174,886

Net increase in net assets resulting from operations                                       1,127,642           3,688,444

Capital shares transactions
   Net premiums                                                                              971,626             794,481
   Transfers of policy loans                                                                  (3,085)             (2,104)
   Transfers of surrenders                                                                  (871,793)           (570,497)
   Transfers of death benefits                                                              (186,613)           (130,992)
   Transfers of other terminations                                                          (355,925)           (302,407)
   Interfund and net transfers to general account                                         (1,722,456)            396,509
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,168,246)            184,990
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,040,604)          3,873,434
                                                                                       --------------      --------------

Net assets at end of year                                                                $11,007,716         $12,048,320
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             34

Midland National Life Insurance Company
Separate Account C
Alger Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     584,285 shares (cost $6,972,488)         $ 7,449,633      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 7,449,633  Expenses:
                                            --------------
                                                               Administrative expense                              5,741
                                                               Mortality and expense risk                         96,938
                                                               Contract maintenance charge                         1,445
                                                                                                           --------------

                                                                                                                 104,124
                                                                                                           --------------

                                                           Net investment loss                                  (104,124)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,359,402)
                                                           Net unrealized appreciation on
                                                                investments                                    2,482,144
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,018,618
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 6,861,016         $ 4,259,638

Net increase in net assets resulting from operations                                       1,018,618           2,168,788

Capital shares transactions
   Net premiums                                                                              570,039             426,227
   Transfers of policy loans                                                                  (2,901)                 65
   Transfers of surrenders                                                                  (708,591)           (378,629)
   Transfers of death benefits                                                               (94,632)            (39,507)
   Transfers of other terminations                                                          (219,124)           (131,918)
   Interfund and net transfers to general account                                             25,208             556,352
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (430,001)            432,590
                                                                                       --------------      --------------

Total increase in net assets                                                                 588,617           2,601,378
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,449,633         $ 6,861,016
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             35

Midland National Life Insurance Company
Separate Account C
Alger Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     73,640 shares (cost $3,447,524)          $ 3,841,059      Dividend income                                 $  16,415
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  16,415
                                                                                                           --------------
Net assets                                    $ 3,841,059  Expenses:
                                            --------------
                                                               Administrative expense                              4,646
                                                               Mortality and expense risk                         55,082
                                                               Contract maintenance charge                         2,104
                                                                                                           --------------

                                                                                                                  61,832
                                                                                                           --------------

                                                           Net investment loss                                   (45,417)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (116,515)
                                                           Net unrealized appreciation on
                                                                investments                                      444,971
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  283,039
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,441,117         $ 4,155,821

Net increase in net assets resulting from operations                                         283,039           1,433,277

Capital shares transactions
   Net premiums                                                                              127,303             106,876
   Transfers of policy loans                                                                      89                  41
   Transfers of surrenders                                                                  (362,286)           (273,328)
   Transfers of death benefits                                                               (21,188)             (7,508)
   Transfers of other terminations                                                          (200,721)           (127,743)
   Interfund and net transfers to general account                                           (426,294)           (846,319)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (883,097)         (1,147,981)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (600,058)            285,296
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,841,059         $ 4,441,117
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             36

Midland National Life Insurance Company
Separate Account C
Alger Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     56,653 shares (cost $1,506,686)          $ 1,815,718      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,815,718  Expenses:
                                            --------------
                                                               Administrative expense                              2,148
                                                               Mortality and expense risk                         23,295
                                                               Contract maintenance charge                           774
                                                                                                           --------------

                                                                                                                  26,217
                                                                                                           --------------

                                                           Net investment loss                                   (26,217)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      24,967
                                                           Net unrealized appreciation on
                                                                investments                                      377,274
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  376,024
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,868,807         $ 1,499,453

Net increase in net assets resulting from operations                                         376,024             598,205

Capital shares transactions
   Net premiums                                                                               12,167              18,797
   Transfers of policy loans                                                                  (1,919)                 (2)
   Transfers of surrenders                                                                  (229,887)            (81,316)
   Transfers of death benefits                                                                  (629)             (4,724)
   Transfers of other terminations                                                           (63,199)            (45,177)
   Interfund and net transfers to general account                                           (145,646)           (116,429)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (429,113)           (228,851)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (53,089)            369,354
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,815,718         $ 1,868,807
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     105,072 shares (cost $3,172,262)         $ 3,463,160      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 3,463,160  Expenses:
                                            --------------
                                                               Administrative expense                                476
                                                               Mortality and expense risk                         19,040
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,516
                                                                                                           --------------

                                                           Net investment loss                                   (19,516)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (15,666)
                                                           Net unrealized appreciation on
                                                                investments                                      383,388
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  348,206
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  509,286          $  394,188

Net increase in net assets resulting from operations                                         348,206             109,584

Capital shares transactions
   Net premiums                                                                               65,134              12,853
   Transfers of policy loans                                                                    (510)                  -
   Transfers of surrenders                                                                  (142,786)            (22,066)
   Transfers of death benefits                                                                (2,787)            (24,878)
   Transfers of other terminations                                                           (52,241)            (10,638)
   Interfund and net transfers to general account                                          2,738,858              50,243
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            2,605,668               5,514
                                                                                       --------------      --------------

Total increase in net assets                                                               2,953,874             115,098
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,463,160          $  509,286
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,749 shares (cost $607,026)             $  672,384      Dividend income                                  $    356
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     356
                                                                                                           --------------
Net assets                                     $  672,384  Expenses:
                                            --------------
                                                               Administrative expense                                112
                                                               Mortality and expense risk                         10,338
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  10,450
                                                                                                           --------------

                                                           Net investment loss                                   (10,094)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (23,493)
                                                           Net unrealized appreciation on
                                                                investments                                      120,541
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  86,954
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  602,724          $  372,791

Net increase in net assets resulting from operations                                          86,954             124,717

Capital shares transactions
   Net premiums                                                                               73,975              15,725
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (104,439)             (3,967)
   Transfers of death benefits                                                                     -             (25,714)
   Transfers of other terminations                                                           (26,652)             (8,342)
   Interfund and net transfers to general account                                             39,822             127,514
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (17,294)            105,216
                                                                                       --------------      --------------

Total increase in net assets                                                                  69,660             229,933
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  672,384          $  602,724
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             39

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     63,328 shares (cost $851,238)            $ 1,013,253      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,013,253  Expenses:
                                            --------------
                                                               Administrative expense                                503
                                                               Mortality and expense risk                         14,406
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,909
                                                                                                           --------------

                                                           Net investment loss                                   (14,909)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     102,383
                                                           Net unrealized appreciation on
                                                                investments                                       69,214
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  156,688
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  882,841          $  455,864

Net increase in net assets resulting from operations                                         156,688             174,928

Capital shares transactions
   Net premiums                                                                               30,055              36,588
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (153,110)            (26,361)
   Transfers of death benefits                                                                (8,221)                  -
   Transfers of other terminations                                                          (110,619)            (40,895)
   Interfund and net transfers to general account                                            215,619             282,717
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (26,276)            252,049
                                                                                       --------------      --------------

Total increase in net assets                                                                 130,412             426,977
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,013,253          $  882,841
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             40

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     85,239 shares (cost $1,353,145)          $ 1,267,500      Dividend income                                 $  44,397
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  44,397
                                                                                                           --------------
Net assets                                    $ 1,267,500  Expenses:
                                            --------------
                                                               Administrative expense                                582
                                                               Mortality and expense risk                         17,397
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,979
                                                                                                           --------------

                                                           Net investment income                                  26,418

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (144,884)
                                                           Net unrealized appreciation on
                                                                investments                                      178,597
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  60,131
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,224,229         $ 1,565,196

Net increase in net assets resulting from operations                                          60,131             135,733

Capital shares transactions
   Net premiums                                                                              125,492              67,986
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (87,803)            (55,824)
   Transfers of death benefits                                                               (13,327)            (16,190)
   Transfers of other terminations                                                           (46,365)            (70,648)
   Interfund and net transfers to general account                                              5,143            (402,024)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                              (16,860)           (476,700)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                       43,271            (340,967)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,267,500         $ 1,224,229
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             41

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     210,042 shares (cost $1,087,689)         $ 1,180,439      Dividend income                                 $   1,318
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,318
                                                                                                           --------------
Net assets                                    $ 1,180,439  Expenses:
                                            --------------
                                                               Administrative expense                                985
                                                               Mortality and expense risk                         14,195
                                                               Contract maintenance charge                           184
                                                                                                           --------------

                                                                                                                  15,364
                                                                                                           --------------

                                                           Net investment loss                                   (14,046)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     164,191
                                                           Net unrealized depreciation on
                                                                investments                                      (31,563)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  118,582
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,374,884         $ 2,526,025

Net increase in net assets resulting from operations                                         118,582             421,283

Capital shares transactions
   Net premiums                                                                               31,612              46,706
   Transfers of policy loans                                                                      (3)                 11
   Transfers of surrenders                                                                  (211,187)           (268,947)
   Transfers of death benefits                                                                (1,571)               (400)
   Transfers of other terminations                                                           (88,909)           (217,834)
   Interfund and net transfers to general account                                            (42,969)         (1,131,960)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (313,027)         (1,572,424)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (194,445)         (1,151,141)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,180,439         $ 1,374,884
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             42

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     81,054 shares (cost $1,272,139)          $ 1,354,409      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,354,409  Expenses:
                                            --------------
                                                               Administrative expense                              1,138
                                                               Mortality and expense risk                         20,633
                                                               Contract maintenance charge                           131
                                                                                                           --------------

                                                                                                                  21,902
                                                                                                           --------------

                                                           Net investment loss                                   (21,902)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      19,145
                                                           Net unrealized appreciation on
                                                                investments                                       45,499
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  42,742
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,581,165          $  891,597

Net increase in net assets resulting from operations                                          42,742             228,071

Capital shares transactions
   Net premiums                                                                               34,215              49,404
   Transfers of policy loans                                                                  (2,982)                 19
   Transfers of surrenders                                                                  (365,342)           (141,456)
   Transfers of death benefits                                                               (16,466)             (8,029)
   Transfers of other terminations                                                          (130,825)            (72,146)
   Interfund and net transfers to general account                                            211,902             633,705
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (269,498)            461,497
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (226,756)            689,568
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,354,409         $ 1,581,165
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             43

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,558 shares (cost $130,012)             $  143,020      Dividend income                                  $    484
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     484
                                                                                                           --------------
Net assets                                     $  143,020  Expenses:
                                            --------------
                                                               Administrative expense                                 93
                                                               Mortality and expense risk                          4,455
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,548
                                                                                                           --------------

                                                           Net investment loss                                    (4,064)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (1,177)
                                                           Net unrealized appreciation on
                                                                investments                                        6,785
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,544
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  169,843           $   8,510

Net increase in net assets resulting from operations                                           1,544              19,044

Capital shares transactions
   Net premiums                                                                                6,200              30,354
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (3,750)             (2,122)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (4,489)             (1,252)
   Interfund and net transfers to general account                                            (26,328)            115,309
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (28,367)            142,289
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (26,823)            161,333
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  143,020          $  169,843
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             44

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     41,145 shares (cost $513,168)             $  547,641      Dividend income                                 $  22,656
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  22,656
                                                                                                           --------------
Net assets                                     $  547,641  Expenses:
                                            --------------
                                                               Administrative expense                                232
                                                               Mortality and expense risk                         14,198
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,430
                                                                                                           --------------

                                                           Net investment income                                   8,226

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         299
                                                           Net unrealized appreciation on
                                                                investments                                       46,695
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  55,220
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  433,573           $  75,360

Net increase in net assets resulting from operations                                          55,220              21,687

Capital shares transactions
   Net premiums                                                                                6,825             309,935
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,190)             (1,993)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (4,105)               (489)
   Interfund and net transfers to general account                                             57,318              29,073
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               58,848             336,526
                                                                                       --------------      --------------

Total increase in net assets                                                                 114,068             358,213
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  547,641          $  433,573
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             45

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,585 shares (cost $304,638)             $  328,439      Dividend income                                 $   5,066
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,066
                                                                                                           --------------
Net assets                                     $  328,439  Expenses:
                                            --------------
                                                               Administrative expense                                 68
                                                               Mortality and expense risk                          8,291
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,359
                                                                                                           --------------

                                                           Net investment loss                                    (3,293)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       3,586
                                                           Net unrealized appreciation on
                                                                investments                                       18,716
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  19,009
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  460,795          $  139,997

Net increase in net assets resulting from operations                                          19,009              47,480

Capital shares transactions
   Net premiums                                                                                5,979               2,700
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (35,270)                  -
   Transfers of death benefits                                                               (23,448)                  -
   Transfers of other terminations                                                            (4,432)             (3,072)
   Interfund and net transfers to general account                                            (94,194)            273,690
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (151,365)            273,318
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (132,356)            320,798
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  328,439          $  460,795
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             46

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,858 shares (cost $132,189)             $  145,614      Dividend income                                  $    298
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     298
                                                                                                           --------------
Net assets                                     $  145,614  Expenses:
                                            --------------
                                                               Administrative expense                                 58
                                                               Mortality and expense risk                          4,273
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,331
                                                                                                           --------------

                                                           Net investment loss                                    (4,033)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      20,155
                                                           Net unrealized appreciation on
                                                                investments                                        5,218
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  21,340
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  175,170          $  107,545

Net increase in net assets resulting from operations                                          21,340              20,718

Capital shares transactions
   Net premiums                                                                                  314               2,356
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (630)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,268)             (1,090)
   Interfund and net transfers to general account                                            (49,942)             46,271
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (50,896)             46,907
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (29,556)             67,625
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  145,614          $  175,170
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Core Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     453,200 shares (cost $5,070,194)         $ 5,229,931      Dividend income                                $  216,981
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 216,981
                                                                                                           --------------
Net assets                                    $ 5,229,931  Expenses:
                                            --------------
                                                               Administrative expense                              1,624
                                                               Mortality and expense risk                         80,661
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  82,285
                                                                                                           --------------

                                                           Net investment income                                 134,696

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (239,466)
                                                           Net unrealized appreciation on
                                                                investments                                      503,917
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  399,147
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 5,314,582         $ 5,700,481

Net increase in net assets resulting from operations                                         399,147             156,036

Capital shares transactions
   Net premiums                                                                              566,079             419,764
   Transfers of policy loans                                                                  (2,921)                132
   Transfers of surrenders                                                                  (404,606)           (320,395)
   Transfers of death benefits                                                               (67,398)            (66,230)
   Transfers of other terminations                                                          (183,807)           (167,929)
   Interfund and net transfers to general account                                           (391,145)           (407,277)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (483,798)           (541,935)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (84,651)           (385,899)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,229,931         $ 5,314,582
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Cap Core Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     290,212 shares (cost $3,897,853)         $ 4,338,674      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,338,674  Expenses:
                                            --------------
                                                               Administrative expense                                824
                                                               Mortality and expense risk                         26,516
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  27,340
                                                                                                           --------------

                                                           Net investment loss                                   (27,340)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (6,797)
                                                           Net unrealized appreciation on
                                                                investments                                      515,129
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  480,992
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  843,217          $  643,237

Net increase in net assets resulting from operations                                         480,992             116,613

Capital shares transactions
   Net premiums                                                                              347,292              83,885
   Transfers of policy loans                                                                    (521)               (190)
   Transfers of surrenders                                                                   (90,044)            (59,972)
   Transfers of death benefits                                                                  (691)            (19,346)
   Transfers of other terminations                                                           (56,410)            (28,260)
   Interfund and net transfers to general account                                          2,814,839             107,250
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            3,014,465              83,367
                                                                                       --------------      --------------

Total increase in net assets                                                               3,495,457             199,980
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,338,674          $  843,217
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,191 shares (cost $337,308)              $  380,071      Dividend income                                  $    865
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     865
                                                                                                           --------------
Net assets                                     $  380,071  Expenses:
                                            --------------
                                                               Administrative expense                                270
                                                               Mortality and expense risk                          4,787
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,057
                                                                                                           --------------

                                                           Net investment loss                                    (4,192)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (970)
                                                           Net unrealized appreciation on
                                                                investments                                       71,283
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  66,121
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  204,652          $  365,183

Net increase in net assets resulting from operations                                          66,121              90,052

Capital shares transactions
   Net premiums                                                                                  328              21,654
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (71,785)             (4,878)
   Transfers of death benefits                                                               (20,621)                  -
   Transfers of other terminations                                                           (14,633)            (22,448)
   Interfund and net transfers to general account                                            216,009            (244,911)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   109,298            (250,583)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      175,419            (160,531)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  380,071          $  204,652
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,658 shares (cost $336,771)             $  352,827      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  352,827  Expenses:
                                            --------------
                                                               Administrative expense                                176
                                                               Mortality and expense risk                          6,386
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,562
                                                                                                           --------------

                                                           Net investment loss                                    (6,562)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     104,209
                                                           Net unrealized depreciation on
                                                                investments                                       (6,077)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  91,570
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  262,149          $  176,810

Net increase in net assets resulting from operations                                          91,570             106,296

Capital shares transactions
   Net premiums                                                                               10,844              25,647
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (34,367)            (18,150)
   Transfers of death benefits                                                               (24,305)               (848)
   Transfers of other terminations                                                           (14,523)            (16,354)
   Interfund and net transfers to general account                                             61,459             (11,252)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                                 (892)            (20,957)
                                                                                       --------------      --------------

Total increase in net assets                                                                  90,678              85,339
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  352,827          $  262,149
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     1,483,157 shares (cost $1,483,157)       $ 1,483,157      Dividend income                                   $    69
                                                               Capital gains distributions                            85
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     154
                                                                                                           --------------
Net assets                                    $ 1,483,157  Expenses:
                                            --------------
                                                               Administrative expense                                190
                                                               Mortality and expense risk                         22,299
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  22,489
                                                                                                           --------------

                                                           Net investment loss                                   (22,335)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (22,335)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  791,751         $ 2,296,079

Net decrease in net assets resulting from operations                                         (22,335)            (23,402)

Capital shares transactions
   Net premiums                                                                            6,560,355           1,341,362
   Transfers of policy loans                                                                       -               2,761
   Transfers of surrenders                                                                   (40,199)               (132)
   Transfers of death benefits                                                               (55,725)                  -
   Transfers of other terminations                                                           (64,136)            (54,631)
   Interfund and net transfers to general account                                         (5,686,554)         (2,770,286)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   713,741          (1,480,926)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      691,406          (1,504,328)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,483,157          $  791,751
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     32,101 shares (cost $1,321,811)          $ 1,128,682      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,128,682  Expenses:
                                            --------------
                                                               Administrative expense                                582
                                                               Mortality and expense risk                         18,780
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,362
                                                                                                           --------------

                                                           Net investment loss                                   (19,362)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (286,401)
                                                           Net unrealized appreciation on
                                                                investments                                       18,269
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (287,494)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  973,618         $ 1,441,637

Net decrease in net assets resulting from operations                                        (287,494)           (492,619)

Capital shares transactions
   Net premiums                                                                              141,649             253,316
   Transfers of policy loans                                                                      (2)                  8
   Transfers of surrenders                                                                  (142,441)           (135,732)
   Transfers of death benefits                                                                  (647)             (3,712)
   Transfers of other terminations                                                           (86,348)           (106,695)
   Interfund and net transfers to general account                                            530,347              17,415
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              442,558              24,600
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      155,064            (468,019)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,128,682          $  973,618
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     21,677 shares (cost $312,831)             $  256,003      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  256,003  Expenses:
                                            --------------
                                                               Administrative expense                                332
                                                               Mortality and expense risk                         10,812
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,144
                                                                                                           --------------

                                                           Net investment loss                                   (11,144)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (256,961)
                                                           Net unrealized appreciation on
                                                                investments                                       26,635
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (241,470)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  350,956         $ 2,605,403

Net decrease in net assets resulting from operations                                        (241,470)           (470,090)

Capital shares transactions
   Net premiums                                                                               37,405              73,970
   Transfers of policy loans                                                                      (1)                  3
   Transfers of surrenders                                                                   (62,291)            (53,064)
   Transfers of death benefits                                                                  (488)             (3,115)
   Transfers of other terminations                                                           (28,437)            (51,135)
   Interfund and net transfers to general account                                            200,329          (1,751,016)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   146,517          (1,784,357)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (94,953)         (2,254,447)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  256,003          $  350,956
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     80,020 shares (cost $1,117,615)          $ 1,133,085      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,133,085  Expenses:
                                            --------------
                                                               Administrative expense                                170
                                                               Mortality and expense risk                          4,951
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,121
                                                                                                           --------------

                                                           Net investment loss                                    (5,121)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (13,453)
                                                           Net unrealized appreciation on
                                                                investments                                        9,858
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (8,716)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  206,205           $  66,006

Net (decrease) increase in net assets resulting from operations                               (8,716)             30,907

Capital shares transactions
   Net premiums                                                                               10,957              23,747
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (62,857)            (30,433)
   Transfers of death benefits                                                                     -             (21,339)
   Transfers of other terminations                                                           (32,817)            (26,164)
   Interfund and net transfers to general account                                          1,020,313             163,481
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              935,596             109,292
                                                                                       --------------      --------------

Total increase in net assets                                                                 926,880             140,199
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,133,085          $  206,205
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust US Long Short Momentum Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     32,573 shares (cost $357,069)             $  416,928      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  416,928  Expenses:
                                            --------------
                                                               Administrative expense                                284
                                                               Mortality and expense risk                          6,536
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,820
                                                                                                           --------------

                                                           Net investment loss                                    (6,820)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      69,471
                                                           Net unrealized depreciation on
                                                                investments                                      (13,740)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  48,911
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  508,417         $ 2,252,357

Net increase in net assets resulting from operations                                          48,911              95,648

Capital shares transactions
   Net premiums                                                                                3,811              46,587
   Transfers of policy loans                                                                     132                 (33)
   Transfers of surrenders                                                                   (78,045)            (99,134)
   Transfers of death benefits                                                                  (725)            (36,588)
   Transfers of other terminations                                                           (76,985)            (66,251)
   Interfund and net transfers to general account                                             11,412          (1,684,169)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (140,400)         (1,839,588)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (91,489)         (1,743,940)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  416,928          $  508,417
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     36,658 shares (cost $291,682)             $  260,269      Dividend income                                 $  84,417
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  84,417
                                                                                                           --------------
Net assets                                     $  260,269  Expenses:
                                            --------------
                                                               Administrative expense                                212
                                                               Mortality and expense risk                         47,090
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  47,302
                                                                                                           --------------

                                                           Net investment income                                  37,115

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (332,847)
                                                           Net unrealized appreciation on
                                                                investments                                       11,785
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (283,947)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  80,187         $ 1,432,811

Net decrease in net assets resulting from operations                                        (283,947)           (288,922)

Capital shares transactions
   Net premiums                                                                              282,597              45,948
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (78,171)             (4,531)
   Transfers of death benefits                                                               (10,886)            (11,608)
   Transfers of other terminations                                                          (106,915)            (17,987)
   Interfund and net transfers to general account                                            377,404          (1,075,524)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   464,029          (1,063,702)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      180,082          (1,352,624)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  260,269           $  80,187
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -             $     -

Net increase (decrease) in net assets resulting from operations                                    -                 (24)

Capital shares transactions
   Net premiums                                                                                    -                   1
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                  -                  23
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                    -                  24
                                                                                       --------------      --------------

Total increase in net assets                                                                       -                   -
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     81 shares (cost $1,490)                    $   1,975      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   1,975  Expenses:
                                            --------------
                                                               Administrative expense                                  2
                                                               Mortality and expense risk                             34
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      36
                                                                                                           --------------

                                                           Net investment loss                                       (36)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         188
                                                           Net unrealized appreciation on
                                                                investments                                          347
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    499
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   1,477            $    694

Net increase in net assets resulting from operations                                             499                 748

Capital shares transactions
   Net premiums                                                                                    -                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                 (1)                 35
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                        (1)                 35
                                                                                       --------------      --------------

Total increase in net assets                                                                     498                 783
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   1,975           $   1,477
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     68 shares (cost $4,206)                    $   7,651      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   7,651  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                            164
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                     164
                                                                                                           --------------

                                                           Net investment loss                                      (164)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         200
                                                           Net unrealized appreciation on
                                                                investments                                        1,403
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,439
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   6,580           $   4,611

Net increase in net assets resulting from operations                                           1,439               1,961

Capital shares transactions
   Net premiums                                                                                    -                   8
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                              (368)                  -
   Interfund and net transfers to general account                                                  -                   -
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                      (368)                  8
                                                                                       --------------      --------------

Total increase in net assets                                                                   1,071               1,969
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   7,651           $   6,580
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             60

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     143 shares (cost $2,412)                   $   1,959      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   1,959  Expenses:
                                            --------------
                                                               Administrative expense                                  3
                                                               Mortality and expense risk                             55
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      58
                                                                                                           --------------

                                                           Net investment loss                                       (58)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (569)
                                                           Net unrealized depreciation on
                                                                investments                                         (291)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                         $    (918)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   2,877           $   5,287

Net decrease in net assets resulting from operations                                            (918)             (2,449)

Capital shares transactions
   Net premiums                                                                                    -                  39
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                  -                   -
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                    -                  39
                                                                                       --------------      --------------

Total decrease in net assets                                                                    (918)             (2,410)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   1,959           $   2,877
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             61

Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     67,669 shares (cost $1,756,167)          $ 1,797,968      Dividend income                                $  327,288
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 327,288
                                                                                                           --------------
Net assets                                    $ 1,797,968  Expenses:
                                            --------------
                                                               Administrative expense                                167
                                                               Mortality and expense risk                         31,934
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,101
                                                                                                           --------------

                                                           Net investment income                                 295,187

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (157,375)
                                                           Net unrealized depreciation on
                                                                investments                                      (13,867)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  123,945
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,338,651         $ 1,626,885

Net increase in net assets resulting from operations                                         123,945             126,873

Capital shares transactions
   Net premiums                                                                                    2             660,590
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,241)            (75,447)
   Transfers of death benefits                                                                (9,758)                  -
   Transfers of other terminations                                                           (35,808)            (40,838)
   Interfund and net transfers to general account                                           (542,823)             40,588
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (664,628)            584,893
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (540,683)            711,766
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,797,968         $ 2,338,651
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,716 shares (cost $1,725,001)          $ 1,755,102      Dividend income                                 $   1,504
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,504
                                                                                                           --------------
Net assets                                    $ 1,755,102  Expenses:
                                            --------------
                                                               Administrative expense                                171
                                                               Mortality and expense risk                         33,450
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  33,621
                                                                                                           --------------

                                                           Net investment loss                                   (32,117)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (87,106)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,421)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (121,644)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,857,475         $ 2,732,456

Net (decrease) increase in net assets resulting from operations                             (121,644)            587,352

Capital shares transactions
   Net premiums                                                                               13,924              15,826
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,246)             (2,423)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (16,711)            (39,021)
   Interfund and net transfers to general account                                         (1,962,696)            563,285
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,980,729)            537,667
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,102,373)          1,125,019
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,755,102         $ 3,857,475
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     26,773 shares (cost $319,673)             $  340,287      Dividend income                                  $    922
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     922
                                                                                                           --------------
Net assets                                     $  340,287  Expenses:
                                            --------------
                                                               Administrative expense                                162
                                                               Mortality and expense risk                          8,139
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,301
                                                                                                           --------------

                                                           Net investment loss                                    (7,379)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     184,303
                                                           Net unrealized appreciation on
                                                                investments                                       23,308
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  200,232
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  56,946           $  61,364

Net increase in net assets resulting from operations                                         200,232               4,993

Capital shares transactions
   Net premiums                                                                               15,512               3,060
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (8,128)               (157)
   Transfers of death benefits                                                                (1,975)                  -
   Transfers of other terminations                                                            (7,948)             (3,255)
   Interfund and net transfers to general account                                             85,648              (9,059)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    83,109              (9,411)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      283,341              (4,418)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  340,287           $  56,946
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     26,928 shares (cost $1,237,268)          $ 1,404,831      Dividend income                                 $   9,253
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   9,253
                                                                                                           --------------
Net assets                                    $ 1,404,831  Expenses:
                                            --------------
                                                               Administrative expense                                329
                                                               Mortality and expense risk                         23,534
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  23,863
                                                                                                           --------------

                                                           Net investment loss                                   (14,610)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      45,683
                                                           Net unrealized appreciation on
                                                                investments                                       76,143
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  107,216
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,992,679          $  493,004

Net increase in net assets resulting from operations                                         107,216             209,718

Capital shares transactions
   Net premiums                                                                               32,933               6,771
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,428)             (1,152)
   Transfers of death benefits                                                                (1,854)                  -
   Transfers of other terminations                                                           (22,498)            (29,257)
   Interfund and net transfers to general account                                           (627,217)          1,313,595
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (695,064)          1,289,957
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (587,848)          1,499,675
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,404,831         $ 1,992,679
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     19,434 shares (cost $399,633)             $  395,869      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  395,869  Expenses:
                                            --------------
                                                               Administrative expense                              1,191
                                                               Mortality and expense risk                         53,291
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  54,482
                                                                                                           --------------

                                                           Net investment loss                                   (54,482)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (715,226)
                                                           Net unrealized appreciation on
                                                                investments                                       37,908
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (731,800)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,124,150         $ 1,548,508

Net decrease in net assets resulting from operations                                        (731,800)         (1,199,917)

Capital shares transactions
   Net premiums                                                                                5,223              35,087
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,001)            (96,981)
   Transfers of death benefits                                                                     -                (571)
   Transfers of other terminations                                                           (54,172)            (33,024)
   Interfund and net transfers to general account                                             92,469             871,048
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                3,519             775,559
                                                                                       --------------      --------------

Total decrease in net assets                                                                (728,281)           (424,358)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  395,869         $ 1,124,150
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,873 shares (cost $130,564)              $  134,319      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  134,319  Expenses:
                                            --------------
                                                               Administrative expense                                 85
                                                               Mortality and expense risk                          9,122
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,207
                                                                                                           --------------

                                                           Net investment loss                                    (9,207)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      33,990
                                                           Net unrealized appreciation on
                                                                investments                                        4,402
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  29,185
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  156,845           $  86,875

Net increase (decrease) in net assets resulting from operations                               29,185             (19,299)

Capital shares transactions
   Net premiums                                                                               21,000                 307
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,253)             (2,111)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (3,520)             (3,368)
   Interfund and net transfers to general account                                            (62,938)             94,441
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (51,711)             89,269
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (22,526)             69,970
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  134,319          $  156,845
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     80,928 shares (cost $2,108,975)          $ 2,128,414      Dividend income                                 $   4,673
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,673
                                                                                                           --------------
Net assets                                    $ 2,128,414  Expenses:
                                            --------------
                                                               Administrative expense                                742
                                                               Mortality and expense risk                         62,073
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  62,815
                                                                                                           --------------

                                                           Net investment loss                                   (58,142)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     492,996
                                                           Net unrealized appreciation on
                                                                investments                                       19,536
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  454,390
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,146,270          $  132,884

Net increase in net assets resulting from operations                                         454,390             178,985

Capital shares transactions
   Net premiums                                                                                  303             (10,033)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (138,357)           (224,947)
   Transfers of death benefits                                                                  (204)                  -
   Transfers of other terminations                                                           (76,249)            (24,365)
   Interfund and net transfers to general account                                         (2,257,739)          4,093,746
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,472,246)          3,834,401
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,017,856)          4,013,386
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,128,414         $ 4,146,270
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,333 shares (cost $1,904,477)          $ 1,982,574      Dividend income                                 $   4,685
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,685
                                                                                                           --------------
Net assets                                    $ 1,982,574  Expenses:
                                            --------------
                                                               Administrative expense                                222
                                                               Mortality and expense risk                         14,624
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,846
                                                                                                           --------------

                                                           Net investment loss                                   (10,161)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      65,731
                                                           Net unrealized appreciation on
                                                                investments                                       75,653
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,223
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  65,359           $   3,617

Net increase in net assets resulting from operations                                         131,223               4,940

Capital shares transactions
   Net premiums                                                                                    -                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (13,188)                  -
   Transfers of death benefits                                                                (3,001)                  -
   Transfers of other terminations                                                           (12,082)                (48)
   Interfund and net transfers to general account                                          1,814,263              56,851
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,785,992              56,802
                                                                                       --------------      --------------

Total increase in net assets                                                               1,917,215              61,742
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,982,574           $  65,359
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,085 shares (cost $1,005,984)          $ 1,091,045      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,091,045  Expenses:
                                            --------------
                                                               Administrative expense                                140
                                                               Mortality and expense risk                         11,246
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,386
                                                                                                           --------------

                                                           Net investment loss                                   (11,386)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      50,098
                                                           Net unrealized appreciation on
                                                                investments                                       82,588
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  121,300
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  145,921           $   2,185

Net increase (decrease) in net assets resulting from operations                              121,300              (2,712)

Capital shares transactions
   Net premiums                                                                                  349                 280
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,305)               (476)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (11,617)                 (1)
   Interfund and net transfers to general account                                            850,397             146,645
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              823,824             146,448
                                                                                       --------------      --------------

Total increase in net assets                                                                 945,124             143,736
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,091,045          $  145,921
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,819 shares (cost $150,795)              $  155,833      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  155,833  Expenses:
                                            --------------
                                                               Administrative expense                                 24
                                                               Mortality and expense risk                          2,571
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,595
                                                                                                           --------------

                                                           Net investment loss                                    (2,595)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                        (74)
                                                           Net unrealized appreciation on
                                                                investments                                        4,242
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,573
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  101,032           $  35,724

Net increase (decrease) in net assets resulting from operations                                1,573              (1,806)

Capital shares transactions
   Net premiums                                                                                   (5)              9,090
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (3,649)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,689)               (641)
   Interfund and net transfers to general account                                             58,571              58,665
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               53,228              67,114
                                                                                       --------------      --------------

Total increase in net assets                                                                  54,801              65,308
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  155,833          $  101,032
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     30,208 shares (cost $879,498)             $  916,817      Dividend income                                   $     -
                                                               Capital gains distributions                        28,746
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  28,746
                                                                                                           --------------
Net assets                                     $  916,817  Expenses:
                                            --------------
                                                               Administrative expense                                377
                                                               Mortality and expense risk                         32,264
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,641
                                                                                                           --------------

                                                           Net investment loss                                    (3,895)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      46,325
                                                           Net unrealized appreciation on
                                                                investments                                       39,311
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  81,741
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,280,242          $  663,484

Net increase in net assets resulting from operations                                          81,741             268,499

Capital shares transactions
   Net premiums                                                                                  130              25,803
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (32,877)            (60,997)
   Transfers of death benefits                                                                (1,429)                  -
   Transfers of other terminations                                                           (39,004)             (8,006)
   Interfund and net transfers to general account                                         (2,371,986)          2,391,459
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,445,166)          2,348,259
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,363,425)          2,616,758
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  916,817         $ 3,280,242
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     8,489 shares (cost $170,946)              $  180,568      Dividend income                                 $   3,850
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,850
                                                                                                           --------------
Net assets                                     $  180,568  Expenses:
                                            --------------
                                                               Administrative expense                                196
                                                               Mortality and expense risk                          9,663
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,859
                                                                                                           --------------

                                                           Net investment loss                                    (6,009)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (12,725)
                                                           Net unrealized depreciation on
                                                                investments                                       (5,040)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (23,774)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  449,017           $  37,067

Net (decrease) increase in net assets resulting from operations                              (23,774)             41,918

Capital shares transactions
   Net premiums                                                                                3,027               1,215
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (85,465)             (1,073)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,833)            (18,792)
   Interfund and net transfers to general account                                           (156,404)            388,682
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (244,675)            370,032
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (268,449)            411,950
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  180,568          $  449,017
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling US Dollar
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,001 shares (cost $118,140)              $  117,509      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  117,509  Expenses:
                                            --------------
                                                               Administrative expense                                  4
                                                               Mortality and expense risk                          2,700
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,704
                                                                                                           --------------

                                                           Net investment loss                                    (2,704)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (479)
                                                           Net unrealized appreciation on
                                                                investments                                        2,507
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                         $    (676)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  103,909          $  303,931

Net decrease in net assets resulting from operations                                            (676)             (7,035)

Capital shares transactions
   Net premiums                                                                                  755              62,997
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                             13,521            (255,984)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    14,276            (192,987)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                       13,600            (200,022)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  117,509          $  103,909
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,843 shares (cost $97,177)                $  95,946      Dividend income                                 $   1,103
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,103
                                                                                                           --------------
Net assets                                      $  95,946  Expenses:
                                            --------------
                                                               Administrative expense                                 75
                                                               Mortality and expense risk                          5,735
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,810
                                                                                                           --------------

                                                           Net investment loss                                    (4,707)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (126,944)
                                                           Net unrealized appreciation on
                                                                investments                                      127,217
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (4,434)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  346,750          $  563,595

Net (decrease) increase in net assets resulting from operations                               (4,434)             85,256

Capital shares transactions
   Net premiums                                                                                    3                  (4)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,820)             (2,178)
   Transfers of death benefits                                                                (4,314)                  -
   Transfers of other terminations                                                            (5,545)            (22,510)
   Interfund and net transfers to general account                                           (220,694)           (277,409)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (246,370)           (302,101)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (250,804)           (216,845)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  95,946          $  346,750
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     60,830 shares (cost $1,627,928)          $ 1,758,594      Dividend income                                 $   4,046
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,046
                                                                                                           --------------
Net assets                                    $ 1,758,594  Expenses:
                                            --------------
                                                               Administrative expense                                163
                                                               Mortality and expense risk                         42,253
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  42,416
                                                                                                           --------------

                                                           Net investment loss                                   (38,370)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      15,910
                                                           Net unrealized appreciation on
                                                                investments                                       29,942
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   7,482
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,255,925         $ 1,308,798

Net increase in net assets resulting from operations                                           7,482             199,061

Capital shares transactions
   Net premiums                                                                               22,966                  (5)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (23,903)             (5,005)
   Transfers of death benefits                                                                (2,880)                  -
   Transfers of other terminations                                                           (42,338)            (52,453)
   Interfund and net transfers to general account                                            541,342            (194,471)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   495,187            (251,934)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      502,669             (52,873)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,758,594         $ 1,255,925
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             76

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     16,826 shares (cost $606,522)             $  619,538      Dividend income                                 $   1,861
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,861
                                                                                                           --------------
Net assets                                     $  619,538  Expenses:
                                            --------------
                                                               Administrative expense                                 65
                                                               Mortality and expense risk                          8,352
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,417
                                                                                                           --------------

                                                           Net investment loss                                    (6,556)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      38,998
                                                           Net unrealized appreciation on
                                                                investments                                       14,110
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  46,552
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  144,527           $  19,828

Net increase (decrease) in net assets resulting from operations                               46,552              (8,307)

Capital shares transactions
   Net premiums                                                                               31,108               1,226
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (13,690)                (61)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (19,231)               (806)
   Interfund and net transfers to general account                                            430,272             132,647
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              428,459             133,006
                                                                                       --------------      --------------

Total increase in net assets                                                                 475,011             124,699
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  619,538          $  144,527
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             77

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     9,132 shares (cost $189,556)              $  198,707      Dividend income                                   $     -
                                                               Capital gains distributions                           680
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     680
                                                                                                           --------------
Net assets                                     $  198,707  Expenses:
                                            --------------
                                                               Administrative expense                                 13
                                                               Mortality and expense risk                          1,517
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,530
                                                                                                           --------------

                                                           Net investment loss                                      (850)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       2,182
                                                           Net unrealized appreciation on
                                                                investments                                        8,873
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  10,205
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  16,690           $  12,099

Net increase in net assets resulting from operations                                          10,205               2,696

Capital shares transactions
   Net premiums                                                                                    -               2,696
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                              (183)                  -
   Interfund and net transfers to general account                                            171,995                (801)
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              171,812               1,895
                                                                                       --------------      --------------

Total increase in net assets                                                                 182,017               4,591
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  198,707           $  16,690
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,977 shares (cost $639,914)             $  727,375      Dividend income                                   $     -
                                                               Capital gains distributions                         3,291
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,291
                                                                                                           --------------
Net assets                                     $  727,375  Expenses:
                                            --------------
                                                               Administrative expense                                 77
                                                               Mortality and expense risk                          6,497
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,574
                                                                                                           --------------

                                                           Net investment loss                                    (3,283)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      27,140
                                                           Net unrealized appreciation on
                                                                investments                                       61,760
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  85,617
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  355,848          $  115,647

Net increase in net assets resulting from operations                                          85,617              91,537

Capital shares transactions
   Net premiums                                                                                  226              27,107
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,100)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,510)               (730)
   Interfund and net transfers to general account                                            292,294             122,287
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              285,910             148,664
                                                                                       --------------      --------------

Total increase in net assets                                                                 371,527             240,201
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  727,375          $  355,848
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     33,111 shares (cost $408,739)             $  421,503      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  421,503  Expenses:
                                            --------------
                                                               Administrative expense                                 24
                                                               Mortality and expense risk                          6,398
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,422
                                                                                                           --------------

                                                           Net investment loss                                    (6,422)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (149,026)
                                                           Net unrealized appreciation on
                                                                investments                                        4,370
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (151,078)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  202,206          $  344,642

Net decrease in net assets resulting from operations                                        (151,078)            (57,924)

Capital shares transactions
   Net premiums                                                                               27,339                  (5)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,832)               (128)
   Transfers of death benefits                                                                  (562)                  -
   Transfers of other terminations                                                            (1,251)             (1,294)
   Interfund and net transfers to general account                                            351,681             (83,085)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   370,375             (84,512)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      219,297            (142,436)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  421,503          $  202,206
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     30,927 shares (cost $977,048)            $ 1,037,910      Dividend income                                  $    168
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     168
                                                                                                           --------------
Net assets                                    $ 1,037,910  Expenses:
                                            --------------
                                                               Administrative expense                                 54
                                                               Mortality and expense risk                          7,987
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,041
                                                                                                           --------------

                                                           Net investment loss                                    (7,873)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      28,712
                                                           Net unrealized appreciation on
                                                                investments                                       40,420
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  61,259
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  242,991          $  324,839

Net increase in net assets resulting from operations                                          61,259              40,742

Capital shares transactions
   Net premiums                                                                                4,664               5,222
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (518)               (455)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (8,773)             (2,768)
   Interfund and net transfers to general account                                            738,287            (124,589)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   733,660            (122,590)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      794,919             (81,848)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,037,910          $  242,991
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     61,664 shares (cost $1,482,240)          $ 1,499,058      Dividend income                                 $   1,197
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,197
                                                                                                           --------------
Net assets                                    $ 1,499,058  Expenses:
                                            --------------
                                                               Administrative expense                                 25
                                                               Mortality and expense risk                          6,758
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,783
                                                                                                           --------------

                                                           Net investment loss                                    (5,586)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      23,379
                                                           Net unrealized appreciation on
                                                                investments                                       14,963
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  32,756
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  68,585          $  235,542

Net increase (decrease) in net assets resulting from operations                               32,756             (20,843)

Capital shares transactions
   Net premiums                                                                                9,601               2,592
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (8,276)             (1,630)
   Interfund and net transfers to general account                                          1,396,392            (147,076)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,397,717            (146,114)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,430,473            (166,957)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,499,058           $  68,585
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,765 shares (cost $310,825)             $  326,597      Dividend income                                   $     -
                                                               Capital gains distributions                       114,526
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 114,526
                                                                                                           --------------
Net assets                                     $  326,597  Expenses:
                                            --------------
                                                               Administrative expense                                 44
                                                               Mortality and expense risk                          9,456
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,500
                                                                                                           --------------

                                                           Net investment income                                 105,026

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (122,779)
                                                           Net unrealized appreciation on
                                                                investments                                        3,294
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (14,459)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  868,706           $   6,152

Net decrease in net assets resulting from operations                                         (14,459)             (5,011)

Capital shares transactions
   Net premiums                                                                                   32                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -             (19,955)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (19,768)             (1,031)
   Interfund and net transfers to general account                                           (507,914)            888,551
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (527,650)            867,565
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (542,109)            862,554
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  326,597          $  868,706
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     45,262 shares (cost $1,431,088)          $ 1,548,426      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,548,426  Expenses:
                                            --------------
                                                               Administrative expense                                100
                                                               Mortality and expense risk                         12,668
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,768
                                                                                                           --------------

                                                           Net investment loss                                   (12,768)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      28,348
                                                           Net unrealized appreciation on
                                                                investments                                       96,441
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  112,021
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  649,763           $  51,504

Net increase in net assets resulting from operations                                         112,021              42,495

Capital shares transactions
   Net premiums                                                                                1,175               6,255
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -              (9,728)
   Transfers of death benefits                                                               (11,724)                  -
   Transfers of other terminations                                                           (13,680)             (2,580)
   Interfund and net transfers to general account                                            810,871             561,817
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              786,642             555,764
                                                                                       --------------      --------------

Total increase in net assets                                                                 898,663             598,259
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,548,426          $  649,763
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     16,551 shares (cost $389,191)             $  430,499      Dividend income                                 $   7,018
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,018
                                                                                                           --------------
Net assets                                     $  430,499  Expenses:
                                            --------------
                                                               Administrative expense                                138
                                                               Mortality and expense risk                         13,365
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,503
                                                                                                           --------------

                                                           Net investment loss                                    (6,485)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     123,340
                                                           Net unrealized appreciation on
                                                                investments                                       39,595
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  156,450
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  173,569           $  77,820

Net increase in net assets resulting from operations                                         156,450              17,134

Capital shares transactions
   Net premiums                                                                                  802               2,458
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,499)             (9,327)
   Transfers of death benefits                                                               (23,823)                  -
   Transfers of other terminations                                                           (13,480)             (3,371)
   Interfund and net transfers to general account                                            138,480              88,855
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              100,480              78,615
                                                                                       --------------      --------------

Total increase in net assets                                                                 256,930              95,749
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  430,499          $  173,569
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     26,097,031 shares (cost $26,097,031)      $26,097,031       Dividend income                                 $   6,997
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                     6,997
                                                                                                             --------------
Net assets                                     $26,097,031   Expenses:
                                             --------------
                                                                 Administrative expense                             12,968
                                                                 Mortality and expense risk                        834,544
                                                                 Contract maintenance charge                             -
                                                                                                             --------------

                                                                                                                   847,512
                                                                                                             --------------

                                                             Net investment loss                                  (840,515)

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                           -
                                                             Net unrealized appreciation on
                                                                  investments                                            -
                                                                                                             --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ (840,515)
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $30,776,897         $36,756,488

Net decrease in net assets resulting from operations                                          (840,515)           (973,584)

Capital shares transactions
   Net premiums                                                                              2,502,400          68,076,315
   Transfers of policy loans                                                                         -                   -
   Transfers of surrenders                                                                  (2,723,436)         (3,451,114)
   Transfers of death benefits                                                                (157,075)           (177,477)
   Transfers of other terminations                                                          (1,443,551)         (1,294,232)
   Interfund and net transfers to general account                                           (2,017,689)        (68,159,499)
                                                                                         --------------      --------------

     Net decrease in net assets from capital share transactions                             (3,839,351)         (5,006,007)
                                                                                         --------------      --------------

Total decrease in net assets                                                                (4,679,866)         (5,979,591)
                                                                                         --------------      --------------

Net assets at end of year                                                                  $26,097,031         $30,776,897
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             86

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     71,794 shares (cost $3,020,987)          $ 3,337,725      Dividend income                                 $  10,019
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  10,019
                                                                                                           --------------
Net assets                                    $ 3,337,725  Expenses:
                                            --------------
                                                               Administrative expense                                517
                                                               Mortality and expense risk                         75,405
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  75,922
                                                                                                           --------------

                                                           Net investment loss                                   (65,903)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (269,119)
                                                           Net unrealized appreciation on
                                                                investments                                      443,612
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  108,590
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,486,236         $ 1,449,233

Net increase (decrease) in net assets resulting from operations                              108,590             (92,754)

Capital shares transactions
   Net premiums                                                                               12,718             499,864
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,197)            (15,667)
   Transfers of death benefits                                                               (77,197)                  -
   Transfers of other terminations                                                           (40,805)            (40,068)
   Interfund and net transfers to general account                                            924,380             685,628
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              742,899           1,129,757
                                                                                       --------------      --------------

Total increase in net assets                                                                 851,489           1,037,003
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,337,725         $ 2,486,236
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             87

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     219,524 shares (cost $4,217,441)         $ 4,225,843      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,225,843  Expenses:
                                            --------------
                                                               Administrative expense                                432
                                                               Mortality and expense risk                         33,320
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  33,752
                                                                                                           --------------

                                                           Net investment loss                                   (33,752)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     128,938
                                                           Net unrealized depreciation on
                                                                investments                                      (30,892)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  64,294
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,472,874          $  111,549

Net increase in net assets resulting from operations                                          64,294             361,692

Capital shares transactions
   Net premiums                                                                                4,635               8,899
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (67,882)           (233,709)
   Transfers of death benefits                                                                (1,716)                  -
   Transfers of other terminations                                                           (56,186)            (26,776)
   Interfund and net transfers to general account                                            809,824           3,251,219
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              688,675           2,999,633
                                                                                       --------------      --------------

Total increase in net assets                                                                 752,969           3,361,325
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,225,843         $ 3,472,874
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     7,386 shares (cost $165,381)              $  163,160      Dividend income                                 $   1,056
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,056
                                                                                                           --------------
Net assets                                     $  163,160  Expenses:
                                            --------------
                                                               Administrative expense                                 27
                                                               Mortality and expense risk                          1,957
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,984
                                                                                                           --------------

                                                           Net investment loss                                      (928)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (6,379)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,746)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (10,053)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  73,029           $  10,002

Net (decrease) increase in net assets resulting from operations                              (10,053)              9,970

Capital shares transactions
   Net premiums                                                                                1,450               9,488
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    13,427            (152,919)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (14,134)               (253)
   Interfund and net transfers to general account                                             99,441             196,741
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              100,184              53,057
                                                                                       --------------      --------------

Total increase in net assets                                                                  90,131              63,027
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  163,160           $  73,029
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     87,745 shares (cost $4,156,828)          $ 4,898,793      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,898,793  Expenses:
                                            --------------
                                                               Administrative expense                              1,351
                                                               Mortality and expense risk                         97,112
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  98,463
                                                                                                           --------------

                                                           Net investment loss                                   (98,463)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     325,277
                                                           Net unrealized appreciation on
                                                                investments                                      688,621
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  915,435
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,934,499          $  796,192

Net increase in net assets resulting from operations                                         915,435             242,034

Capital shares transactions
   Net premiums                                                                               95,734             595,880
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (16,882)            (72,924)
   Transfers of death benefits                                                               (51,790)                  -
   Transfers of other terminations                                                          (260,306)            (77,548)
   Interfund and net transfers to general account                                          1,282,103           1,450,865
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,048,859           1,896,273
                                                                                       --------------      --------------

Total increase in net assets                                                               1,964,294           2,138,307
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,898,793         $ 2,934,499
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,679 shares (cost $773,065)             $  806,391      Dividend income                                 $  32,467
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  32,467
                                                                                                           --------------
Net assets                                     $  806,391  Expenses:
                                            --------------
                                                               Administrative expense                                541
                                                               Mortality and expense risk                         29,437
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  29,978
                                                                                                           --------------

                                                           Net investment income                                   2,489

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (96,428)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,063)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (96,002)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  646,329           $  11,083

Net decrease in net assets resulting from operations                                         (96,002)            (14,589)

Capital shares transactions
   Net premiums                                                                               67,039             303,611
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (56,960)             (2,584)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (25,203)             (3,008)
   Interfund and net transfers to general account                                            271,188             351,816
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              256,064             649,835
                                                                                       --------------      --------------

Total increase in net assets                                                                 160,062             635,246
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  806,391          $  646,329
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     356,656 shares (cost $4,255,193)         $ 4,279,873      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,279,873  Expenses:
                                            --------------
                                                               Administrative expense                                512
                                                               Mortality and expense risk                         55,363
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  55,875
                                                                                                           --------------

                                                           Net investment loss                                   (55,875)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (338,818)
                                                           Net unrealized depreciation on
                                                                investments                                      (30,019)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (424,712)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,487,884           $  81,177

Net (decrease) increase in net assets resulting from operations                             (424,712)             75,549

Capital shares transactions
   Net premiums                                                                                4,593              56,463
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (38,079)             (2,228)
   Transfers of death benefits                                                               (11,589)                  -
   Transfers of other terminations                                                           (48,136)            (17,026)
   Interfund and net transfers to general account                                          3,309,912           1,293,949
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            3,216,701           1,331,158
                                                                                       --------------      --------------

Total increase in net assets                                                               2,791,989           1,406,707
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,279,873         $ 1,487,884
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     2,218 shares (cost $39,917)                $  44,313      Dividend income                                  $    377
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     377
                                                                                                           --------------
Net assets                                      $  44,313  Expenses:
                                            --------------
                                                               Administrative expense                                 10
                                                               Mortality and expense risk                          2,385
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,395
                                                                                                           --------------

                                                           Net investment loss                                    (2,018)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      62,102
                                                           Net unrealized depreciation on
                                                                investments                                      (67,403)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (7,319)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,785,948            $    816

Net (decrease) increase in net assets resulting from operations                               (7,319)             41,350

Capital shares transactions
   Net premiums                                                                               19,827               1,588
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (5,755)                (71)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (3,556)             (6,818)
   Interfund and net transfers to general account                                         (1,744,832)          1,749,083
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,734,316)          1,743,782
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,741,635)          1,785,132
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  44,313         $ 1,785,948
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,076 shares (cost $40,525)                $  31,215      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  31,215  Expenses:
                                            --------------
                                                               Administrative expense                                 13
                                                               Mortality and expense risk                          1,209
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,222
                                                                                                           --------------

                                                           Net investment loss                                    (1,222)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (8,948)
                                                           Net unrealized appreciation on
                                                                investments                                        1,382
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (8,788)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  22,342           $  45,384

Net decrease in net assets resulting from operations                                          (8,788)            (76,490)

Capital shares transactions
   Net premiums                                                                                   (1)              6,000
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (663)
   Transfers of death benefits                                                               (11,728)                  -
   Transfers of other terminations                                                              (141)                (79)
   Interfund and net transfers to general account                                             29,531              48,190
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               17,661              53,448
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                        8,873             (23,042)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  31,215           $  22,342
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     53,522 shares (cost $750,158)             $  723,077      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  723,077  Expenses:
                                            --------------
                                                               Administrative expense                                134
                                                               Mortality and expense risk                         12,661
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,795
                                                                                                           --------------

                                                           Net investment loss                                   (12,795)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (68,131)
                                                           Net unrealized depreciation on
                                                                investments                                      (26,022)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (106,948)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  28,600           $   2,322

Net decrease in net assets resulting from operations                                        (106,948)           (131,125)

Capital shares transactions
   Net premiums                                                                               49,734                  24
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (9,460)                  -
   Transfers of death benefits                                                                (3,473)                  -
   Transfers of other terminations                                                           (11,255)               (135)
   Interfund and net transfers to general account                                            775,879             157,514
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              801,425             157,403
                                                                                       --------------      --------------

Total increase in net assets                                                                 694,477              26,278
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  723,077           $  28,600
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,806 shares (cost $119,466)               $  98,759      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  98,759  Expenses:
                                            --------------
                                                               Administrative expense                                 25
                                                               Mortality and expense risk                          5,274
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,299
                                                                                                           --------------

                                                           Net investment loss                                    (5,299)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (42,923)
                                                           Net unrealized appreciation on
                                                                investments                                        4,918
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (43,304)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  191,873           $  15,593

Net (decrease) increase in net assets resulting from operations                              (43,304)             22,513

Capital shares transactions
   Net premiums                                                                                9,813               6,122
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                               (11,899)                  -
   Transfers of other terminations                                                            (2,036)                  -
   Interfund and net transfers to general account                                            (45,688)            147,645
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (49,810)            153,767
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (93,114)            176,280
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  98,759          $  191,873
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     391 shares (cost $7,275)                   $   5,840      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   5,840  Expenses:
                                            --------------
                                                               Administrative expense                                289
                                                               Mortality and expense risk                         11,263
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,552
                                                                                                           --------------

                                                           Net investment loss                                   (11,552)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (425,484)
                                                           Net unrealized appreciation on
                                                                investments                                       67,237
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (369,799)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  542,722          $  614,579

Net decrease in net assets resulting from operations                                        (369,799)         (1,047,722)

Capital shares transactions
   Net premiums                                                                                  427               7,358
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (560)            (83,706)
   Transfers of death benefits                                                               (11,436)               (560)
   Transfers of other terminations                                                            (9,440)            (17,189)
   Interfund and net transfers to general account                                           (146,074)          1,069,962
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (167,083)            975,865
                                                                                       --------------      --------------

Total decrease in net assets                                                                (536,882)            (71,857)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   5,840          $  542,722
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     3,842 shares (cost $37,139)                $  36,308      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  36,308  Expenses:
                                            --------------
                                                               Administrative expense                                590
                                                               Mortality and expense risk                         28,202
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  28,792
                                                                                                           --------------

                                                           Net investment loss                                   (28,792)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (253,846)
                                                           Net unrealized appreciation on
                                                                investments                                       33,305
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (249,333)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  653,427          $  787,309

Net decrease in net assets resulting from operations                                        (249,333)         (1,664,895)

Capital shares transactions
   Net premiums                                                                               14,414               1,333
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (23,145)           (109,642)
   Transfers of death benefits                                                               (17,376)               (587)
   Transfers of other terminations                                                           (22,167)            (31,081)
   Interfund and net transfers to general account                                           (319,512)          1,670,990
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (367,786)          1,531,013
                                                                                       --------------      --------------

Total decrease in net assets                                                                (617,119)           (133,882)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  36,308          $  653,427
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,953 shares (cost $188,131)             $  160,529      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  160,529  Expenses:
                                            --------------
                                                               Administrative expense                                548
                                                               Mortality and expense risk                         21,264
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  21,812
                                                                                                           --------------

                                                           Net investment loss                                   (21,812)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (481,219)
                                                           Net unrealized appreciation on
                                                                investments                                          943
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (502,088)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,622,914          $  914,786

Net decrease in net assets resulting from operations                                        (502,088)         (2,183,967)

Capital shares transactions
   Net premiums                                                                               17,577               3,600
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (22,183)           (108,670)
   Transfers of death benefits                                                               (11,615)               (562)
   Transfers of other terminations                                                           (16,275)            (63,258)
   Interfund and net transfers to general account                                           (927,801)          3,060,985
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (960,297)          2,892,095
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,462,385)            708,128
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  160,529         $ 1,622,914
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,592 shares (cost $611,981)             $  631,227      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  631,227  Expenses:
                                            --------------
                                                               Administrative expense                                173
                                                               Mortality and expense risk                         17,207
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,380
                                                                                                           --------------

                                                           Net investment loss                                   (17,380)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (48,195)
                                                           Net unrealized depreciation on
                                                                investments                                      (15,022)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (80,597)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,281,454           $  58,323

Net decrease in net assets resulting from operations                                         (80,597)           (680,061)

Capital shares transactions
   Net premiums                                                                                  817             152,123
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (2,888)           (347,988)
   Transfers of death benefits                                                                (9,911)                  -
   Transfers of other terminations                                                           (15,073)             (7,951)
   Interfund and net transfers to general account                                           (542,575)          2,107,008
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (569,630)          1,903,192
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (650,227)          1,223,131
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  631,227         $ 1,281,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,719 shares (cost $951,066)             $  996,080      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  996,080  Expenses:
                                            --------------
                                                               Administrative expense                                177
                                                               Mortality and expense risk                         13,658
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,835
                                                                                                           --------------

                                                           Net investment loss                                   (13,835)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (50,806)
                                                           Net unrealized appreciation on
                                                                investments                                       10,479
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (54,162)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  553,261           $  20,161

Net (decrease) increase in net assets resulting from operations                              (54,162)             54,902

Capital shares transactions
   Net premiums                                                                                1,244                 712
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (78,382)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (17,124)             (4,120)
   Interfund and net transfers to general account                                            591,243             481,606
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              496,981             478,198
                                                                                       --------------      --------------

Total increase in net assets                                                                 442,819             533,100
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  996,080          $  553,261
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,415 shares (cost $266,864)             $  284,341      Dividend income                                  $    361
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     361
                                                                                                           --------------
Net assets                                     $  284,341  Expenses:
                                            --------------
                                                               Administrative expense                                 35
                                                               Mortality and expense risk                          4,353
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,388
                                                                                                           --------------

                                                           Net investment loss                                    (4,027)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (21,423)
                                                           Net unrealized appreciation on
                                                                investments                                       12,906
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (12,544)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  46,931          $  112,531

Net decrease in net assets resulting from operations                                         (12,544)             (3,947)

Capital shares transactions
   Net premiums                                                                                5,206              15,219
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                (9,830)                  -
   Transfers of other terminations                                                            (7,612)             (3,982)
   Interfund and net transfers to general account                                            262,190             (72,890)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   249,954             (61,653)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      237,410             (65,600)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  284,341           $  46,931
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     17,047 shares (cost $248,718)             $  286,738      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  286,738  Expenses:
                                            --------------
                                                               Administrative expense                                 39
                                                               Mortality and expense risk                         19,541
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,580
                                                                                                           --------------

                                                           Net investment loss                                   (19,580)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      64,083
                                                           Net unrealized depreciation on
                                                                investments                                     (159,154)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (114,651)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,673,080          $  677,277

Net (decrease) increase in net assets resulting from operations                             (114,651)            417,802

Capital shares transactions
   Net premiums                                                                                3,187               2,339
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (978)                  1
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (26,669)            (29,457)
   Interfund and net transfers to general account                                         (1,247,231)            605,118
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,271,691)            578,001
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,386,342)            995,803
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  286,738         $ 1,673,080
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             103

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,376 shares (cost $38,078)                $  40,645      Dividend income                                 $   3,831
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,831
                                                                                                           --------------
Net assets                                      $  40,645  Expenses:
                                            --------------
                                                               Administrative expense                                 35
                                                               Mortality and expense risk                          6,058
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,093
                                                                                                           --------------

                                                           Net investment loss                                    (2,262)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (99,581)
                                                           Net unrealized depreciation on
                                                                investments                                       (7,080)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (108,923)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,658,628          $  105,624

Net decrease in net assets resulting from operations                                        (108,923)            (22,326)

Capital shares transactions
   Net premiums                                                                                   45                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (22,495)             (5,967)
   Transfers of death benefits                                                                (4,542)                  -
   Transfers of other terminations                                                           (12,775)             (6,105)
   Interfund and net transfers to general account                                         (1,469,293)          1,587,402
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,509,060)          1,575,330
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,617,983)          1,553,004
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  40,645         $ 1,658,628
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             104

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,619 shares (cost $598,099)             $  561,226      Dividend income                                 $   8,802
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   8,802
                                                                                                           --------------
Net assets                                     $  561,226  Expenses:
                                            --------------
                                                               Administrative expense                              1,052
                                                               Mortality and expense risk                         36,270
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  37,322
                                                                                                           --------------

                                                           Net investment loss                                   (28,520)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (14,346)
                                                           Net unrealized appreciation on
                                                                investments                                        5,725
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (37,141)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  214,117          $  290,233

Net decrease in net assets resulting from operations                                         (37,141)           (139,001)

Capital shares transactions
   Net premiums                                                                               26,263              51,783
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (70,074)                (14)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (28,208)            (12,313)
   Interfund and net transfers to general account                                            456,269              23,429
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              384,250              62,885
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      347,109             (76,116)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  561,226          $  214,117
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             105

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     255,219 shares (cost $2,989,589)         $ 2,996,271      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 2,996,271  Expenses:
                                            --------------
                                                               Administrative expense                                644
                                                               Mortality and expense risk                         52,443
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  53,087
                                                                                                           --------------

                                                           Net investment loss                                   (53,087)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,023,066
                                                           Net unrealized appreciation on
                                                                investments                                       94,007
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,063,986
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 5,360,014           $  67,527

Net increase in net assets resulting from operations                                       1,063,986             315,766

Capital shares transactions
   Net premiums                                                                                  458              45,358
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (37,069)             (4,871)
   Transfers of death benefits                                                                (1,671)                  -
   Transfers of other terminations                                                           (93,176)            (58,736)
   Interfund and net transfers to general account                                         (3,296,271)          4,994,970
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (3,427,729)          4,976,721
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,363,743)          5,292,487
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,996,271         $ 5,360,014
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             106

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,950 shares (cost $675,415)             $  960,431      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  960,431  Expenses:
                                            --------------
                                                               Administrative expense                                 93
                                                               Mortality and expense risk                         19,792
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,885
                                                                                                           --------------

                                                           Net investment loss                                   (19,885)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     263,784
                                                           Net unrealized appreciation on
                                                                investments                                      158,654
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  402,553
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  513,082          $  214,672

Net increase in net assets resulting from operations                                         402,553             181,079

Capital shares transactions
   Net premiums                                                                                  433               5,214
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (18,269)                (16)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (26,307)            (30,763)
   Interfund and net transfers to general account                                             88,939             142,896
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               44,796             117,331
                                                                                       --------------      --------------

Total increase in net assets                                                                 447,349             298,410
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  960,431          $  513,082
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             107

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     14,230 shares (cost $262,172)             $  309,784      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  309,784  Expenses:
                                            --------------
                                                               Administrative expense                                522
                                                               Mortality and expense risk                         31,415
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  31,937
                                                                                                           --------------

                                                           Net investment loss                                   (31,937)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     680,184
                                                           Net unrealized depreciation on
                                                                investments                                     (312,631)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  335,616
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,828,106         $ 1,666,194

Net increase in net assets resulting from operations                                         335,616           1,558,067

Capital shares transactions
   Net premiums                                                                                1,808               5,165
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,189)            (35,996)
   Transfers of death benefits                                                                (3,040)           (345,816)
   Transfers of other terminations                                                           (24,642)           (141,103)
   Interfund and net transfers to general account                                         (2,787,875)            121,595
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,853,938)           (396,155)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,518,322)          1,161,912
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  309,784         $ 2,828,106
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             108

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     78,791 shares (cost $487,078)             $  478,261      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  478,261  Expenses:
                                            --------------
                                                               Administrative expense                                773
                                                               Mortality and expense risk                         39,155
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  39,928
                                                                                                           --------------

                                                           Net investment loss                                   (39,928)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (151,118)
                                                           Net unrealized depreciation on
                                                                investments                                      (12,213)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (203,259)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  404,663           $  89,831

Net decrease in net assets resulting from operations                                        (203,259)         (1,080,290)

Capital shares transactions
   Net premiums                                                                              (36,623)            (63,168)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (10,442)             (1,533)
   Transfers of death benefits                                                               (32,795)                  -
   Transfers of other terminations                                                           (67,815)            (11,606)
   Interfund and net transfers to general account                                            424,532           1,471,429
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              276,857           1,395,122
                                                                                       --------------      --------------

Total increase in net assets                                                                  73,598             314,832
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  478,261          $  404,663
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             109

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     230,051 shares (cost $1,941,673)         $ 1,670,172      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,670,172  Expenses:
                                            --------------
                                                               Administrative expense                                776
                                                               Mortality and expense risk                         40,077
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  40,853
                                                                                                           --------------

                                                           Net investment loss                                   (40,853)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (834,631)
                                                           Net unrealized depreciation on
                                                                investments                                     (257,567)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $ (1,133,051)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  327,089          $  485,785

Net decrease in net assets resulting from operations                                      (1,133,051)         (2,898,697)

Capital shares transactions
   Net premiums                                                                               86,910             137,794
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (39,852)            (16,116)
   Transfers of death benefits                                                               (11,799)                  -
   Transfers of other terminations                                                           (44,743)            (43,495)
   Interfund and net transfers to general account                                          2,485,618           2,661,818
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            2,476,134           2,740,001
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,343,083            (158,696)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,670,172          $  327,089
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,682 shares (cost $880,865)             $  931,565      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  931,565  Expenses:
                                            --------------
                                                               Administrative expense                                390
                                                               Mortality and expense risk                         14,977
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  15,367
                                                                                                           --------------

                                                           Net investment loss                                   (15,367)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     413,265
                                                           Net unrealized appreciation on
                                                                investments                                       39,879
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  437,777
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  241,258          $  225,087

Net increase in net assets resulting from operations                                         437,777             792,618

Capital shares transactions
   Net premiums                                                                               24,242               9,870
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (46,068)           (196,344)
   Transfers of death benefits                                                                  (231)                  -
   Transfers of other terminations                                                           (50,118)            (44,733)
   Interfund and net transfers to general account                                            324,705            (545,240)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   252,530            (776,447)
                                                                                       --------------      --------------

Total increase in net assets                                                                 690,307              16,171
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  931,565          $  241,258
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             111

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,223 shares (cost $283,362)             $  289,918      Dividend income                                  $    953
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     953
                                                                                                           --------------
Net assets                                     $  289,918  Expenses:
                                            --------------
                                                               Administrative expense                                103
                                                               Mortality and expense risk                          5,738
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,841
                                                                                                           --------------

                                                           Net investment loss                                    (4,888)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      20,844
                                                           Net unrealized appreciation on
                                                                investments                                        3,094
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  19,050
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  238,605           $  69,402

Net increase (decrease) in net assets resulting from operations                               19,050              (5,196)

Capital shares transactions
   Net premiums                                                                                8,791               4,994
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (92,915)                (70)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (15,582)             (5,658)
   Interfund and net transfers to general account                                            131,969             175,133
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               32,263             174,399
                                                                                       --------------      --------------

Total increase in net assets                                                                  51,313             169,203
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  289,918          $  238,605
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             112

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     552,110 shares (cost $15,897,425)        $20,767,055      Dividend income                                 $  58,876
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  58,876
                                                                                                           --------------
Net assets                                    $20,767,055  Expenses:
                                            --------------
                                                               Administrative expense                             12,147
                                                               Mortality and expense risk                        235,872
                                                               Contract maintenance charge                         1,894
                                                                                                           --------------

                                                                                                                 249,913
                                                                                                           --------------

                                                           Net investment loss                                  (191,037)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,076,087
                                                           Net unrealized appreciation on
                                                                investments                                    3,167,771
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 4,052,821
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $16,440,870         $ 9,533,690

Net increase in net assets resulting from operations                                       4,052,821           5,572,210

Capital shares transactions
   Net premiums                                                                            1,555,083           1,121,639
   Transfers of policy loans                                                                    (698)             (1,973)
   Transfers of surrenders                                                                (1,752,839)         (1,192,634)
   Transfers of death benefits                                                              (125,556)            (85,540)
   Transfers of other terminations                                                          (765,977)           (538,965)
   Interfund and net transfers to general account                                          1,363,351           2,032,443
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              273,364           1,334,970
                                                                                       --------------      --------------

Total increase in net assets                                                               4,326,185           6,907,180
                                                                                       --------------      --------------

Net assets at end of year                                                                $20,767,055         $16,440,870
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             113

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     310,238 shares (cost $3,777,560)         $ 4,386,760      Dividend income                                 $  36,706
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  36,706
                                                                                                           --------------
Net assets                                    $ 4,386,760  Expenses:
                                            --------------
                                                               Administrative expense                              1,916
                                                               Mortality and expense risk                         78,400
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  80,316
                                                                                                           --------------

                                                           Net investment loss                                   (43,610)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,582,434
                                                           Net unrealized depreciation on
                                                                investments                                     (316,767)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,222,057
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,612,330         $ 2,158,848

Net increase in net assets resulting from operations                                       1,222,057           5,276,451

Capital shares transactions
   Net premiums                                                                              430,359             531,599
   Transfers of policy loans                                                                  (2,881)                 (2)
   Transfers of surrenders                                                                  (345,473)           (193,330)
   Transfers of death benefits                                                              (113,795)            (56,012)
   Transfers of other terminations                                                          (219,079)           (171,743)
   Interfund and net transfers to general account                                         (5,196,758)          1,066,519
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (5,447,627)          1,177,031
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (4,225,570)          6,453,482
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,386,760         $ 8,612,330
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             114

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     123,800 shares (cost $1,445,559)         $ 1,489,311      Dividend income                                 $  57,236
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  57,236
                                                                                                           --------------
Net assets                                    $ 1,489,311  Expenses:
                                            --------------
                                                               Administrative expense                                653
                                                               Mortality and expense risk                         21,820
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  22,473
                                                                                                           --------------

                                                           Net investment income                                  34,763

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      24,817
                                                           Net unrealized appreciation on
                                                                investments                                       12,203
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  71,783
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,583,454          $  873,368

Net increase in net assets resulting from operations                                          71,783              33,472

Capital shares transactions
   Net premiums                                                                              321,273             120,644
   Transfers of policy loans                                                                 (27,732)                  -
   Transfers of surrenders                                                                   (82,635)            (77,036)
   Transfers of death benefits                                                               (32,973)             (6,278)
   Transfers of other terminations                                                          (142,941)            (94,521)
   Interfund and net transfers to general account                                           (200,918)            733,805
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (165,926)            676,614
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (94,143)            710,086
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,489,311         $ 1,583,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             115

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -         $ 1,435,883

Net increase in net assets resulting from operations                                               -             741,344

Capital shares transactions
   Net premiums                                                                                    -              67,291
   Transfers of policy loans                                                                       -                  82
   Transfers of surrenders                                                                         -            (119,305)
   Transfers of death benefits                                                                     -             (22,171)
   Transfers of other terminations                                                                 -             (41,140)
   Interfund and net transfers to general account                                                  -          (2,061,984)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -          (2,177,227)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -          (1,435,883)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             116

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                 $   1,497
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,497
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                 39
                                                               Mortality and expense risk                          1,223
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,262
                                                                                                           --------------

                                                           Net investment income                                     235

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      21,087
                                                           Net unrealized depreciation on
                                                                investments                                       (8,973)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  12,349
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  309,512          $  287,516

Net increase in net assets resulting from operations                                          12,349              89,748

Capital shares transactions
   Net premiums                                                                                5,778               6,269
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (2,941)             (3,882)
   Transfers of death benefits                                                                (2,824)            (42,001)
   Transfers of other terminations                                                            (1,300)            (16,791)
   Interfund and net transfers to general account                                           (320,574)            (11,347)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (321,861)            (67,752)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (309,512)             21,996
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -          $  309,512
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     3,417,195 shares (cost $37,910,754)       $37,862,526       Dividend income                               $ 1,036,775
                                                                 Capital gains distributions                     1,137,851
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                 2,174,626
                                                                                                             --------------
Net assets                                     $37,862,526   Expenses:
                                             --------------
                                                                 Administrative expense                             17,558
                                                                 Mortality and expense risk                        697,246
                                                                 Contract maintenance charge                         1,246
                                                                                                             --------------

                                                                                                                   716,050
                                                                                                             --------------

                                                             Net investment income                               1,458,576

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                   2,221,171
                                                             Net unrealized depreciation on
                                                                  investments                                     (916,198)
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 2,763,549
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $38,169,100         $34,987,198

Net increase in net assets resulting from operations                                         2,763,549           3,827,933

Capital shares transactions
   Net premiums                                                                              5,325,786           2,835,575
   Transfers of policy loans                                                                   (14,091)             (1,601)
   Transfers of surrenders                                                                  (2,906,110)         (3,665,969)
   Transfers of death benefits                                                                (552,956)           (256,093)
   Transfers of other terminations                                                          (1,880,115)         (2,128,721)
   Interfund and net transfers to general account                                           (3,042,637)          2,570,778
                                                                                         --------------      --------------

     Net decrease in net assets from capital share transactions                             (3,070,123)           (646,031)
                                                                                         --------------      --------------

Total (decrease) increase in net assets                                                       (306,574)          3,181,902
                                                                                         --------------      --------------

Net assets at end of year                                                                  $37,862,526         $38,169,100
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     744,104 shares (cost $7,705,399)         $ 7,768,442      Dividend income                                $  181,522
                                                               Capital gains distributions                        26,311
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 207,833
                                                                                                           --------------
Net assets                                    $ 7,768,442  Expenses:
                                            --------------
                                                               Administrative expense                              1,527
                                                               Mortality and expense risk                        274,563
                                                               Contract maintenance charge                            60
                                                                                                           --------------

                                                                                                                 276,150
                                                                                                           --------------

                                                           Net investment loss                                   (68,317)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      69,342
                                                           Net unrealized appreciation on
                                                                investments                                      391,090
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  392,115
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,158,287         $ 2,251,914

Net increase in net assets resulting from operations                                         392,115             278,441

Capital shares transactions
   Net premiums                                                                              340,875           5,277,290
   Transfers of policy loans                                                                      23                  21
   Transfers of surrenders                                                                  (272,046)           (164,117)
   Transfers of death benefits                                                               (51,450)             (2,962)
   Transfers of other terminations                                                          (396,728)           (113,795)
   Interfund and net transfers to general account                                         (4,402,634)          4,631,495
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (4,781,960)          9,627,932
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (4,389,845)          9,906,373
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,768,442         $12,158,287
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     2,310,749 shares (cost $17,539,066)       $17,908,306       Dividend income                               $ 1,236,850
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,236,850
                                                                                                             --------------
Net assets                                     $17,908,306   Expenses:
                                             --------------
                                                                 Administrative expense                              7,506
                                                                 Mortality and expense risk                        327,421
                                                                 Contract maintenance charge                           400
                                                                                                             --------------

                                                                                                                   335,327
                                                                                                             --------------

                                                             Net investment income                                 901,523

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                   1,240,407
                                                             Net unrealized depreciation on
                                                                  investments                                     (290,475)
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 1,851,455
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                            2010                 2009

Net assets at beginning of year                                                           $15,371,046          $ 5,456,913

Net increase in net assets resulting from operations                                        1,851,455            3,035,097

Capital shares transactions
   Net premiums                                                                               694,858              694,005
   Transfers of policy loans                                                                   (2,106)                (219)
   Transfers of surrenders                                                                   (892,088)            (312,150)
   Transfers of death benefits                                                                (80,260)             (65,399)
   Transfers of other terminations                                                           (604,567)            (321,384)
   Interfund and net transfers to general account                                           1,569,968            6,884,183
                                                                                        --------------       --------------

     Net increase in net assets from capital share transactions                               685,805            6,879,036
                                                                                        --------------       --------------

Total increase in net assets                                                                2,537,260            9,914,133
                                                                                        --------------       --------------

Net assets at end of year                                                                 $17,908,306          $15,371,046
                                                                                        --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             120

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     459,954 shares (cost $12,581,622)        $ 6,043,790      Dividend income                                $  110,255
                                                               Capital gains distributions                        57,577
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 167,832
                                                                                                           --------------
Net assets                                    $ 6,043,790  Expenses:
                                            --------------
                                                               Administrative expense                              4,876
                                                               Mortality and expense risk                        108,751
                                                               Contract maintenance charge                           608
                                                                                                           --------------

                                                                                                                 114,235
                                                                                                           --------------

                                                           Net investment income                                  53,597

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     103,613
                                                           Net unrealized appreciation on
                                                                investments                                      203,171
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  360,381
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,976,259         $ 3,985,026

Net increase in net assets resulting from operations                                         360,381             892,230

Capital shares transactions
   Net premiums                                                                              543,682             413,107
   Transfers of policy loans                                                                  (4,313)                 (2)
   Transfers of surrenders                                                                  (330,130)           (351,391)
   Transfers of death benefits                                                               (54,593)             (8,251)
   Transfers of other terminations                                                          (628,686)           (214,566)
   Interfund and net transfers to general account                                         (1,818,810)          3,260,106
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,292,850)          3,099,003
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,932,469)          3,991,233
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 6,043,790         $ 7,976,259
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             121

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     126,449 shares (cost $1,409,200)         $ 1,404,847      Dividend income                                 $  77,407
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  77,407
                                                                                                           --------------
Net assets                                    $ 1,404,847  Expenses:
                                            --------------
                                                               Administrative expense                                206
                                                               Mortality and expense risk                         31,998
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,204
                                                                                                           --------------

                                                           Net investment income                                  45,203

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      84,681
                                                           Net unrealized depreciation on
                                                                investments                                      (19,845)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  110,039
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  893,702          $  753,352

Net increase in net assets resulting from operations                                         110,039              36,710

Capital shares transactions
   Net premiums                                                                                1,627                 389
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (71,032)                 (9)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                          (342,210)            (11,935)
   Interfund and net transfers to general account                                            812,721             115,195
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              401,106             103,640
                                                                                       --------------      --------------

Total increase in net assets                                                                 511,145             140,350
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,404,847          $  893,702
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     364,405 shares (cost $3,808,434)         $ 4,161,507      Dividend income                                 $  20,000
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  20,000
                                                                                                           --------------
Net assets                                    $ 4,161,507  Expenses:
                                            --------------
                                                               Administrative expense                              1,715
                                                               Mortality and expense risk                         52,199
                                                               Contract maintenance charge                           110
                                                                                                           --------------

                                                                                                                  54,024
                                                                                                           --------------

                                                           Net investment loss                                   (34,024)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     347,437
                                                           Net unrealized appreciation on
                                                                investments                                      192,321
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  505,734
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,650,161         $ 2,251,894

Net increase in net assets resulting from operations                                         505,734             585,847

Capital shares transactions
   Net premiums                                                                              100,650             123,467
   Transfers of policy loans                                                                    (666)               (131)
   Transfers of surrenders                                                                  (230,970)           (158,430)
   Transfers of death benefits                                                               (51,222)            (49,283)
   Transfers of other terminations                                                          (100,068)            (72,322)
   Interfund and net transfers to general account                                          1,287,888             (30,881)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,005,612            (187,580)
                                                                                       --------------      --------------

Total increase in net assets                                                               1,511,346             398,267
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,161,507         $ 2,650,161
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             123

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,377 shares (cost $286,870)             $  290,585      Dividend income                                 $   2,223
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   2,223
                                                                                                           --------------
Net assets                                     $  290,585  Expenses:
                                            --------------
                                                               Administrative expense                                114
                                                               Mortality and expense risk                          4,409
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,523
                                                                                                           --------------

                                                           Net investment loss                                    (2,300)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (58,873)
                                                           Net unrealized appreciation on
                                                                investments                                       88,116
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  26,943
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  382,326          $  352,852

Net increase in net assets resulting from operations                                          26,943              76,829

Capital shares transactions
   Net premiums                                                                                9,871              61,534
   Transfers of policy loans                                                                  (1,912)                 75
   Transfers of surrenders                                                                  (102,559)             (1,720)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (13,026)            (16,754)
   Interfund and net transfers to general account                                            (11,058)            (90,490)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (118,684)            (47,355)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (91,741)             29,474
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  290,585          $  382,326
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             124

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     383,124 shares (cost $4,562,190)         $ 5,402,048      Dividend income                                 $  33,047
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  33,047
                                                                                                           --------------
Net assets                                    $ 5,402,048  Expenses:
                                            --------------
                                                               Administrative expense                              1,661
                                                               Mortality and expense risk                         65,858
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  67,519
                                                                                                           --------------

                                                           Net investment loss                                   (34,472)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     265,490
                                                           Net unrealized appreciation on
                                                                investments                                      822,700
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,053,718
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,038,668         $ 1,713,790

Net increase in net assets resulting from operations                                       1,053,718             642,392

Capital shares transactions
   Net premiums                                                                              806,168             674,137
   Transfers of policy loans                                                                    (532)                468
   Transfers of surrenders                                                                  (220,618)            (62,805)
   Transfers of death benefits                                                               (22,400)            (19,934)
   Transfers of other terminations                                                          (131,786)            (61,150)
   Interfund and net transfers to general account                                            878,830             151,770
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,309,662             682,486
                                                                                       --------------      --------------

Total increase in net assets                                                               2,363,380           1,324,878
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,402,048         $ 3,038,668
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     160,333 shares (cost $1,892,970)         $ 1,965,677      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,965,677  Expenses:
                                            --------------
                                                               Administrative expense                                302
                                                               Mortality and expense risk                          8,301
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,603
                                                                                                           --------------

                                                           Net investment loss                                    (8,603)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (59,690)
                                                           Net unrealized appreciation on
                                                                investments                                        4,500
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (63,793)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  487,815          $  108,804

Net (decrease) increase in net assets resulting from operations                              (63,793)            281,688

Capital shares transactions
   Net premiums                                                                               67,965              59,728
   Transfers of policy loans                                                                      (2)                  -
   Transfers of surrenders                                                                   (99,005)            (77,583)
   Transfers of death benefits                                                               (15,910)                  -
   Transfers of other terminations                                                           (70,651)            (93,643)
   Interfund and net transfers to general account                                          1,659,258             208,821
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,541,655              97,323
                                                                                       --------------      --------------

Total increase in net assets                                                               1,477,862             379,011
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,965,677          $  487,815
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             126

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     70,945 shares (cost $1,810,260)          $ 1,906,291      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,906,291  Expenses:
                                            --------------
                                                               Administrative expense                                590
                                                               Mortality and expense risk                         11,872
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,462
                                                                                                           --------------

                                                           Net investment loss                                   (12,462)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     211,830
                                                           Net unrealized appreciation on
                                                                investments                                       21,650
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  221,018
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  580,166         $ 1,362,686

Net increase in net assets resulting from operations                                         221,018             163,290

Capital shares transactions
   Net premiums                                                                               44,162               9,557
   Transfers of policy loans                                                                      (5)                 11
   Transfers of surrenders                                                                  (117,631)           (124,303)
   Transfers of death benefits                                                                (1,328)                  -
   Transfers of other terminations                                                           (71,098)           (105,220)
   Interfund and net transfers to general account                                          1,251,007            (725,855)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,105,107            (945,810)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,326,125            (782,520)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,906,291          $  580,166
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             127

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,538 shares (cost $324,362)             $  346,183      Dividend income                                  $    942
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     942
                                                                                                           --------------
Net assets                                     $  346,183  Expenses:
                                            --------------
                                                               Administrative expense                                111
                                                               Mortality and expense risk                          3,141
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   3,252
                                                                                                           --------------

                                                           Net investment loss                                    (2,310)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (2,334)
                                                           Net unrealized appreciation on
                                                                investments                                       14,290
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   9,646
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  126,506          $  746,416

Net increase in net assets resulting from operations                                           9,646              36,439

Capital shares transactions
   Net premiums                                                                                8,858              39,872
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,199)             (5,049)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,180)            (15,348)
   Interfund and net transfers to general account                                            217,552            (675,824)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   210,031            (656,349)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      219,677            (619,910)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  346,183          $  126,506
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             128

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                 $   1,177
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,177
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                 86
                                                               Mortality and expense risk                          4,334
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,420
                                                                                                           --------------

                                                           Net investment loss                                    (3,243)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     155,344
                                                           Net unrealized depreciation on
                                                                investments                                      (20,344)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,757
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  805,818          $  362,367

Net increase in net assets resulting from operations                                         131,757             107,134

Capital shares transactions
   Net premiums                                                                              108,457             258,715
   Transfers of policy loans                                                                      64                  12
   Transfers of surrenders                                                                   (18,576)            (10,330)
   Transfers of death benefits                                                                (3,213)                  -
   Transfers of other terminations                                                            (9,937)             (7,164)
   Interfund and net transfers to general account                                         (1,014,370)             95,084
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (937,575)            336,317
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (805,818)            443,451
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -          $  805,818
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             129

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust International Equity Flex II Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     4,776 shares (cost $28,166)                $  31,378       Dividend income                                   $    16
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                       16
                                                                                                            --------------
Net assets                                      $  31,378   Expenses:
                                            --------------
                                                                Administrative expense                                 17
                                                                Mortality and expense risk                            488
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                      505
                                                                                                            --------------

                                                            Net investment loss                                      (489)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (2,089)
                                                            Net unrealized appreciation on
                                                                 investments                                        4,535
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $   1,957
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                            $  18,030            $  42,398

Net increase in net assets resulting from operations                                           1,957                6,669

Capital shares transactions
   Net premiums                                                                                    -                   (1)
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                    (3,978)                   -
   Transfers of death benefits                                                                     -                    -
   Transfers of other terminations                                                              (628)                 (90)
   Interfund and net transfers to general account                                             15,997              (30,946)
                                                                                       --------------       --------------

     Net increase (decrease) in net assets from capital share transactions                    11,391              (31,037)
                                                                                       --------------       --------------

Total increase (decrease) in net assets                                                       13,348              (24,368)
                                                                                       --------------       --------------

Net assets at end of year                                                                  $  31,378            $  18,030
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             130

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust U.S. Equity Flex II Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     8,511 shares (cost $135,133)              $  121,281       Dividend income                                  $    161
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      161
                                                                                                            --------------
Net assets                                     $  121,281   Expenses:
                                            --------------
                                                                Administrative expense                                 11
                                                                Mortality and expense risk                          2,608
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                    2,619
                                                                                                            --------------

                                                            Net investment loss                                    (2,458)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (11,625)
                                                            Net unrealized appreciation on
                                                                 investments                                       26,005
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $  11,922
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                           $  119,844            $  74,494

Net increase in net assets resulting from operations                                          11,922               21,736

Capital shares transactions
   Net premiums                                                                                7,000                3,493
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                         -                    -
   Transfers of death benefits                                                               (21,399)                   -
   Transfers of other terminations                                                            (2,120)              (1,603)
   Interfund and net transfers to general account                                              6,034               21,724
                                                                                       --------------       --------------

     Net (decrease) increase in net assets from capital share transactions                   (10,485)              23,614
                                                                                       --------------       --------------

Total increase in net assets                                                                   1,437               45,350
                                                                                       --------------       --------------

Net assets at end of year                                                                 $  121,281           $  119,844
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             131

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     47,879 shares (cost $1,673,378)          $ 1,686,774      Dividend income                                 $   2,026
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   2,026
                                                                                                           --------------
Net assets                                    $ 1,686,774  Expenses:
                                            --------------
                                                               Administrative expense                                 43
                                                               Mortality and expense risk                          2,968
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   3,011
                                                                                                           --------------

                                                           Net investment loss                                      (985)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (3,223)
                                                           Net unrealized appreciation on
                                                                investments                                       12,999
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   8,791
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  105,247           $  73,646

Net increase in net assets resulting from operations                                           8,791               1,573

Capital shares transactions
   Net premiums                                                                                   76                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (5,424)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (6,376)               (943)
   Interfund and net transfers to general account                                          1,584,460              30,972
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,572,736              30,028
                                                                                       --------------      --------------

Total increase in net assets                                                               1,581,527              31,601
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,686,774          $  105,247
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             132

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,952 shares (cost $118,729)             $  122,768      Dividend income                                 $   1,304
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,304
                                                                                                           --------------
Net assets                                     $  122,768  Expenses:
                                            --------------
                                                               Administrative expense                                 21
                                                               Mortality and expense risk                          2,213
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,234
                                                                                                           --------------

                                                           Net investment loss                                      (930)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (5,671)
                                                           Net unrealized appreciation on
                                                                investments                                        6,911
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    310
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  98,657           $  89,666

Net increase in net assets resulting from operations                                             310               3,715

Capital shares transactions
   Net premiums                                                                                4,303               2,079
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,063)                  -
   Transfers of death benefits                                                               (20,882)                  -
   Transfers of other terminations                                                            (2,469)             (1,726)
   Interfund and net transfers to general account                                             43,912               4,923
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               23,801               5,276
                                                                                       --------------      --------------

Total increase in net assets                                                                  24,111               8,991
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  122,768           $  98,657
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             133

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $    92
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                      92
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                             34
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      34
                                                                                                           --------------

                                                           Net investment income                                      58

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         293
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    351
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -             $     -

Net increase in net assets resulting from operations                                             351                   -

Capital shares transactions
   Net premiums                                                                                    -                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                               (351)                  -
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                      (351)                  -
                                                                                       --------------      --------------

Total increase in net assets                                                                       -                   -
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             134

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -          $  658,616

Net increase (decrease) in net assets resulting from operations                                    -             (14,382)

Capital shares transactions
   Net premiums                                                                                    -               3,110
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (895)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -             (20,312)
   Interfund and net transfers to general account                                                  -            (626,137)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -            (644,234)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -            (658,616)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             135

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -          $  706,488

Net increase (decrease) in net assets resulting from operations                                    -             (71,588)

Capital shares transactions
   Net premiums                                                                                    -               4,170
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -              (6,833)
   Interfund and net transfers to general account                                                  -            (632,237)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -            (634,900)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -            (706,488)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             136

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     9,798 shares (cost $166,304)              $  161,172      Dividend income                                 $   7,805
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,805
                                                                                                           --------------
Net assets                                     $  161,172  Expenses:
                                            --------------
                                                               Administrative expense                                139
                                                               Mortality and expense risk                          6,352
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,491
                                                                                                           --------------

                                                           Net investment income                                   1,314

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      29,767
                                                           Net unrealized depreciation on
                                                                investments                                       (7,103)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  23,978
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  48,543         $ 1,094,039

Net increase in net assets resulting from operations                                          23,978              68,784

Capital shares transactions
   Net premiums                                                                                    -                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                  (8)
   Transfers of death benefits                                                                (9,419)            (45,768)
   Transfers of other terminations                                                            (6,551)             (4,240)
   Interfund and net transfers to general account                                            104,621          (1,064,263)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    88,651          (1,114,280)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      112,629          (1,045,496)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  161,172           $  48,543
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             137

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     17,941 shares (cost $297,499)             $  329,578      Dividend income                                  $    222
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     222
                                                                                                           --------------
Net assets                                     $  329,578  Expenses:
                                            --------------
                                                               Administrative expense                                110
                                                               Mortality and expense risk                          8,409
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,519
                                                                                                           --------------

                                                           Net investment loss                                    (8,297)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (7,824)
                                                           Net unrealized appreciation on
                                                                investments                                       19,079
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   2,958
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  195,824           $  79,445

Net increase in net assets resulting from operations                                           2,958              10,430

Capital shares transactions
   Net premiums                                                                                    1               4,500
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (2,278)             (1,053)
   Interfund and net transfers to general account                                            133,073             102,502
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              130,796             105,949
                                                                                       --------------      --------------

Total increase in net assets                                                                 133,754             116,379
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  329,578          $  195,824
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             138

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     42,045 shares (cost $337,125)             $  340,567      Dividend income                                 $   5,804
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,804
                                                                                                           --------------
Net assets                                     $  340,567  Expenses:
                                            --------------
                                                               Administrative expense                                 63
                                                               Mortality and expense risk                          5,530
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,593
                                                                                                           --------------

                                                           Net investment income                                     211

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       9,101
                                                           Net unrealized depreciation on
                                                                investments                                       (3,214)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   6,098
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  164,309           $  15,211

Net increase in net assets resulting from operations                                           6,098              18,386

Capital shares transactions
   Net premiums                                                                                  824               2,414
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (261)                  -
   Transfers of death benefits                                                               (14,771)                  -
   Transfers of other terminations                                                            (6,847)               (948)
   Interfund and net transfers to general account                                            191,215             129,246
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              170,160             130,712
                                                                                       --------------      --------------

Total increase in net assets                                                                 176,258             149,098
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  340,567          $  164,309
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             139

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     103,067 shares (cost $1,377,377)         $ 1,581,054      Dividend income                                 $   4,040
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,040
                                                                                                           --------------
Net assets                                    $ 1,581,054  Expenses:
                                            --------------
                                                               Administrative expense                                244
                                                               Mortality and expense risk                         28,754
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  28,998
                                                                                                           --------------

                                                           Net investment loss                                   (24,958)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      57,690
                                                           Net unrealized appreciation on
                                                                investments                                       61,620
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  94,352
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,354,465          $  174,359

Net increase in net assets resulting from operations                                          94,352             210,047

Capital shares transactions
   Net premiums                                                                               17,477              14,039
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,349)               (980)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (11,993)             (4,091)
   Interfund and net transfers to general account                                           (871,898)          1,961,091
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (867,763)          1,970,059
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (773,411)          2,180,106
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,581,054         $ 2,354,465
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             140

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,298 shares (cost $568,545)             $  688,148      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  688,148  Expenses:
                                            --------------
                                                               Administrative expense                                170
                                                               Mortality and expense risk                         13,397
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,567
                                                                                                           --------------

                                                           Net investment loss                                   (13,567)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      45,204
                                                           Net unrealized appreciation on
                                                                investments                                       94,930
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  126,567
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  268,742           $  54,675

Net increase in net assets resulting from operations                                         126,567              39,860

Capital shares transactions
   Net premiums                                                                                3,136              42,083
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,344)               (978)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (14,940)             (2,019)
   Interfund and net transfers to general account                                            310,987             135,121
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              292,839             174,207
                                                                                       --------------      --------------

Total increase in net assets                                                                 419,406             214,067
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  688,148          $  268,742
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             141

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     12,420 shares (cost $138,762)             $  157,983      Dividend income                                 $   1,311
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,311
                                                                                                           --------------
Net assets                                     $  157,983  Expenses:
                                            --------------
                                                               Administrative expense                                 28
                                                               Mortality and expense risk                          4,908
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,936
                                                                                                           --------------

                                                           Net investment loss                                    (3,625)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      46,133
                                                           Net unrealized appreciation on
                                                                investments                                       16,557
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  59,065
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  108,022           $   3,762

Net increase in net assets resulting from operations                                          59,065               2,922

Capital shares transactions
   Net premiums                                                                                3,150               1,080
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,136)               (785)
   Interfund and net transfers to general account                                             (7,118)            101,043
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                    (9,104)            101,338
                                                                                       --------------      --------------

Total increase in net assets                                                                  49,961             104,260
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  157,983          $  108,022
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             142

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     17,354 shares (cost $210,544)             $  222,824       Dividend income                                  $    870
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      870
                                                                                                            --------------
Net assets                                     $  222,824   Expenses:
                                            --------------
                                                                Administrative expense                                 28
                                                                Mortality and expense risk                          1,735
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                    1,763
                                                                                                            --------------

                                                            Net investment loss                                      (893)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (4,784)
                                                            Net unrealized appreciation on
                                                                 investments                                       19,811
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $  14,134
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                            $  16,730            $  19,894

Net increase in net assets resulting from operations                                          14,134                2,519

Capital shares transactions
   Net premiums                                                                                   84                   (2)
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                         -                    -
   Transfers of death benefits                                                                (8,436)                   -
   Transfers of other terminations                                                            (1,379)                (667)
   Interfund and net transfers to general account                                            201,691               (5,014)
                                                                                       --------------       --------------

     Net increase (decrease) in net assets from capital share transactions                   191,960               (5,683)
                                                                                       --------------       --------------

Total increase (decrease) in net assets                                                      206,094               (3,164)
                                                                                       --------------       --------------

Net assets at end of year                                                                 $  222,824            $  16,730
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             143

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     2,213,101 shares (cost $21,766,891)      $24,764,596       Dividend income                                   $     -
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $24,764,596   Expenses:
                                            --------------
                                                                Administrative expense                                899
                                                                Mortality and expense risk                        264,208
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                  265,107
                                                                                                            --------------

                                                            Net investment loss                                  (265,107)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                     110,548
                                                            Net unrealized appreciation on
                                                                 investments                                    3,287,672
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 3,133,113
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $14,988,870         $13,528,700

Net increase in net assets resulting from operations                                        3,133,113           2,414,940

Capital shares transactions
   Net premiums                                                                                 6,645                 159
   Transfers of policy loans                                                                        -                   -
   Transfers of surrenders                                                                    (98,974)                  -
   Transfers of death benefits                                                                      -            (835,020)
   Transfers of other terminations                                                           (548,831)           (126,685)
   Interfund and net transfers to general account                                           7,283,773               6,776
                                                                                        --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                  6,642,613            (954,770)
                                                                                        --------------      --------------

Total increase in net assets                                                                9,775,726           1,460,170
                                                                                        --------------      --------------

Net assets at end of year                                                                 $24,764,596         $14,988,870
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             144

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets
   Investment in Portfolio,                                 Investment income
     1,129,908 shares (cost $11,187,654)      $11,219,989       Dividend income                                   $     -
                                                                Capital gains distributions                           103
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      103
                                                                                                            --------------
Net assets                                    $11,219,989     Expenses
                                            --------------
                                                                Administrative expense                              6,917
                                                                Mortality and expense risk                        343,351
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                  350,268
                                                                                                            --------------

                                                            Net investment loss                                  (350,165)

                                                            Realized and unrealized gains
                                                             (losses) on investments
                                                            Net realized losses on investments                   (133,622)
                                                            Net unrealized appreciation on
                                                                 investments                                      178,700
                                                                                                            --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                        $ (305,087)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $17,095,601             $     -

Net decrease in net assets resulting from operations                                         (305,087)           (434,135)

Capital shares transactions
   Net premiums                                                                                45,625             317,169
   Transfers of policy loans                                                                        -                   -
   Transfers of surrenders                                                                   (654,078)           (578,552)
   Transfers of death benefits                                                                (70,182)             (1,574)
   Transfers of other terminations                                                           (325,016)           (171,043)
   Interfund and net transfers to general account                                          (4,566,874)         17,963,736
                                                                                        --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                 (5,570,525)         17,529,736
                                                                                        --------------      --------------

Total (decrease) increase in net assets                                                    (5,875,612)         17,095,601
                                                                                        --------------      --------------

Net assets at end of year                                                                 $11,219,989         $17,095,601
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             145

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of
        1940 as amended, is a segregated investment account of Midland National Life
        Insurance Company (the "Company") in accordance with the provisions of the
        Iowa Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company.  The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges.  The Separate Account is used to fund variable annuity contracts of the Company.  Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund
        II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"),
        American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance
        Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger Fund ("FAM"),
        Calvert Variable Series, Inc. ("CAM"), Invesco Variable Insurance Funds
        ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"),
        ProFunds VP ("PF"), Van Eck Variable Insurance Portfolio ("VEVIP"), Janus
        Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman
        Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors
        Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust
        ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion
        Insurance Trust ("Direxion"), the Invesco Van Kampen Variable Insurance Funds
        ("IVKVI"), the Morgan Stanley Universal Institutional Funds ("MSUIF"), and the
        Northern Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment
        Company Act of 1940, as directed by participants.

        The NLVT Adaptive Allocation Portfolio was introduced effective July 14,
        2009.  All other portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization Portfolio
        was closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex NASDAQ-100
        2x Strategy Fund, Rydex S&P 500 2x Strategy Fund, and Rydex Inverse Dow 2x
        Strategy Fund ceased to be available for new investment.  All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio.  However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Premier VIT.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the CS
        International Equity Flex II Portfolio and the CS Large Cap Value Portfolio
        was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the VE Worldwide Real Estate Fund was liquidated.
        The plan of liquidation and dissolution was approved by the Board of Trustees of Van Eck Worldwide Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund and
        Direxion Evolution VP All-Cap Equity Fund were liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Direxion
        Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        Premier VIT.  All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11,
        2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of the Janus Aspen Series.  All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity
        VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the
        Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck
        Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following.  The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core Portfolio.
        The RYDEX Sector Rotation Fund was also renamed the RYDEX US Long Short
        Momentum Fund and LAC International Portfolio was renamed the LAC
        International Opportunities Portfolio.  The VEVIP Worldwide Bond Fund was
        renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging Markets Fund
        was renamed the VEVIP Emerging Markets Fund, and the VEVIP Worldwide Hard
        Assets Fund was renamed the VEVIP Global Hard Assets Fund.  The CAM Social
        Equity Portfolio was renamed the CAM Equity Portfolio and the CAM Social Mid
        Cap Growth Portfolio was renamed the CAM Mid Cap Growth Portfolio.  The NLVT
        Chariot Absolute Return Currency Portfolio was renamed the NLVT Chariot
        Absolute Return All Opportunities Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds were renamed the Morgan Stanley Universal Institutional Funds and the Van Kampen
        Life Investment Trust was renamed the Invesco Van Kampen Variable Insurance
        Fund.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the
        Goldman Large Cap Value Fund.

        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).
        Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the Separate
        Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2010, the Company's investments were classified as follows:

                            Quoted prices        Significant
                              in active             other          Significant
                             markets for          observable      unobservable
                           identical assets         inputs           inputs
                              (Level 1)           (Level 2)         (Level 3)           Total

       Assets
       Mutual funds           $518,873,332        $      -           $      -        $518,873,332

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended December 31, 2010.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the
        Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
        Actual results could differ from those estimates.

        Subsequent Events
        Effective March 31, 2011, the Morgan Stanley Mid Cap Growth Portfolio was
        closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund will be renamed the INV
        Dividend Growth Fund.

2.      Expenses

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o   A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate
            Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o   A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o   A transfer charge is imposed on each transfer between portfolios of the
            Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2010 and 2009 were as follows:

                                                                  2010                                2009
                                                    ----------------------------------  ---------------------------------
Portfolio                                              Purchases           Sales           Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                              $ 56,863,304      $ 54,894,976      $ 38,634,544     $ 49,481,198
   High Income Portfolio                                 61,412,223        56,809,201        34,337,451       23,252,911
   Equity-Income Portfolio                                3,451,215         3,579,554         6,948,835        6,667,052
   Growth Portfolio                                         537,308         1,995,178           713,553        1,438,691
   Overseas Portfolio                                     7,408,199         8,221,297         3,979,012        2,782,587
   Mid Cap Portfolio                                      7,186,689         6,989,603         1,086,819        2,096,168
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                                  150,924           815,307           306,683          367,371
   Investment Grade Bond Portfolio                       13,532,694        13,814,408         5,346,140        4,142,174
   Index 500 Portfolio                                    4,079,747         6,503,697         5,594,718        6,212,451
   Contrafund Portfolio                                   2,638,961         5,524,742         2,758,203        5,925,631
   Asset Manager: Growth Portfolio                           58,126           437,447           289,738          245,967
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                       932,770           732,892           544,366          828,588
   Growth & Income Portfolio                                159,843           751,789           225,561          572,805
   Growth Opportunities Portfolio                         2,474,734           993,857           325,010          326,850
   Value Strategies Portfolio                             6,293,428         5,179,294         3,685,547        2,625,581
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                            382,119           384,936           483,935          777,230
   Capital Appreciation Fund                              7,676,539         6,924,804           695,640        1,015,278
   International Fund                                     4,705,685         7,188,456         2,048,210        3,745,837
   Value Fund                                             1,947,730         4,133,201         2,032,675        2,866,225
   Income & Growth Fund                                     325,064           243,838           247,099          820,848
   Inflation Protection Fund                              3,699,110         2,665,986         3,804,836        4,354,332
   Large Company Value Fund                                 185,778           103,270           135,185          161,484
   Mid Cap Value Fund                                       543,811           544,990         1,396,057        1,412,720
   Ultra Fund                                             1,112,642         4,246,859         4,178,205          265,972
MFS Variable Insurance Trust
   Research Series                                           25,083           130,337            49,722          165,922
   Growth Series                                            206,190           548,673           300,774          440,609
   Investors Trust Series                                    93,052           200,275           108,774          222,830
   New Discovery Series                                   8,769,144         7,748,336         2,224,023        3,321,882
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                              1,348,442         2,381,117         1,170,887        2,159,525
   Mid-Cap Value Portfolio                                  785,933         3,618,044         1,163,682        3,453,316
   International Opportunities Portfolio                  3,475,961         5,333,674         3,291,538        3,351,489
Alger Fund
   LargeCap Growth Portfolio                              2,531,380         4,782,527         2,267,397        2,170,779
   MidCap Growth Portfolio                                3,424,057         3,958,184         1,737,566        1,386,931
   Capital Appreciation Portfolio                         1,992,356         2,920,870           758,380        1,963,734
   SmallCap Growth Portfolio                                 39,021           494,353            74,730          328,213
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                               6,096,377         3,510,225            79,724           80,508
   Equity Portfolio                                         157,401           184,790           253,372          124,280
Invesco Variable Insurance Funds
   Technology Fund                                        1,171,039         1,212,225           932,997          687,777
   Utilities Fund                                           316,485           306,927           428,992          856,863
   Financial Services Fund                                  507,874           834,948           766,812        2,324,160
   Global Health Care Fund                                  814,720         1,106,118         1,067,497          615,772
   Basic Value Fund                                         119,273           151,703           197,623           54,961
   Global Real Estate Fund                                  805,091           738,017           526,855          193,843
   International Growth Fund                                396,389           551,045           654,594          382,551
   Mid Cap Core Equity Fund                                 325,507           380,438           192,580          144,979
J.P. Morgan Series Trust II
   Core Bond Portfolio                                    1,648,927         1,998,028         2,573,876        2,844,963
   Small Cap Core Portfolio                               3,828,040           840,917           398,738          310,378
Rydex Variable Trust
   Nova Fund                                                661,582           556,475            73,238          326,535
   NASDAQ-100 Fund                                        2,128,727         2,136,181         1,477,814        1,504,391
   U.S. Government Money Market Fund                     11,317,127        10,625,721         1,632,406        3,136,734
   Inverse S&P 500 Strategy Fund                          4,826,495         4,403,299         2,694,205        2,688,188
   Inverse NASDAQ-100 Strategy Fund                       4,147,420         4,012,048           694,945        2,494,719
   Inverse Government Long Bond Strategy Fund             1,169,953           239,478         1,203,294        1,098,251
   US Long Short Momentum Fund                              148,725           295,945           454,617        2,308,274
   Government Long Bond 1.2x Strategy                    17,162,870        16,661,725           444,151        1,470,380
   Dow 2x Strategy Fund                                           -                 -               571              547
   NASDAQ-100 2x Strategy Fund                                5,724             5,760             1,917            1,906
   S&P 500 2x Strategy Fund                                       -               532             7,204            7,288
   Inverse Dow 2x Strategy Fund                              11,035            11,094             3,088            3,162
ProFunds VP
   Access VP High Yield Fund                              5,107,143         5,476,583         4,728,909        4,056,809
   Asia 30                                               18,567,837        20,580,681        28,199,039       27,352,686
   Banks                                                  5,122,317         5,046,587         4,118,499        4,127,691
   Basic Materials                                        7,479,557         8,189,231        11,764,634       10,497,453
   Bear                                                 100,122,808       100,173,772        34,427,505       33,691,251
   Biotechnology                                          2,211,474         2,272,394         2,073,853        1,991,383
   Bull                                                 134,292,710       136,823,098        26,883,722       23,063,794
   Consumer Goods                                         4,899,866         3,124,035           658,523          602,056
   Consumer Services                                      2,604,045         1,791,606           609,857          464,191
   Dow 30                                                 1,343,497         1,292,865           384,475          316,853
   Emerging Markets                                      17,074,545        19,523,607        26,022,836       23,703,039
   Europe 30                                              4,092,887         4,343,572         2,966,738        2,592,751
   Falling U.S. Dollar                                    2,225,663         2,214,091           186,612          378,330
   Financials                                             3,527,152         3,778,232         2,079,304        2,387,261
   Health Care                                            1,911,211         1,454,395         1,897,446        2,177,343
   Industrials                                            4,259,654         3,837,753         1,530,499        1,398,013
   International                                            541,582           370,621           964,735          963,248
   Internet                                               1,103,252           820,627           864,317          721,490
   Japan                                                  3,216,646         2,852,693         7,003,749        7,089,609
   Large-Cap Growth                                       1,816,866         1,091,077         1,171,520        1,297,867
   Large-Cap Value                                        6,934,928         5,542,797           377,690          524,758
   Mid-Cap                                                3,849,746         4,272,370         4,709,569        3,844,988
   Mid-Cap Growth                                         4,707,399         3,933,525         1,609,064        1,057,859
   Mid-Cap Value                                          3,754,316         3,660,320         1,055,458          977,967
   Money Market                                         360,798,952       365,478,819       538,781,947      544,761,537
   Oil & Gas                                             10,453,891         9,776,892        11,202,023        9,922,961
   NASDAQ-100                                            58,445,632        57,790,709        21,323,825       18,348,549
   Pharmaceuticals                                        1,319,706         1,220,453         1,105,671        1,053,111
   Precious Metals                                       13,139,141        12,188,745         9,195,408        7,322,217
   Real Estate                                            8,180,317         7,921,765         5,179,120        4,501,582
   Rising Rates Opportunity                              21,240,052        18,079,223         4,570,993        3,251,554
   Semiconductor                                            389,727         2,126,061         3,242,668        1,504,009
   Short Dow 30                                           2,917,334         2,900,894         1,716,093        1,454,246
   Short Emerging Markets                                16,282,728        15,494,099         6,097,692        5,941,870
   Short International                                    2,004,340         2,059,450           741,845          573,934
   Short Mid-Cap                                          4,084,204         4,262,840        15,214,313       14,259,527
   Short NASDAQ-100                                      63,002,966        63,399,543        36,159,036       34,656,886
   Short Small-Cap                                       19,399,104        20,381,212       145,469,809      142,621,407
   Small-Cap                                             23,229,601        23,816,609       127,485,734      125,608,022
   Small-Cap Growth                                       5,079,906         4,596,759         2,490,809        2,011,444
   Small-Cap Value                                        3,206,440         2,960,513         1,866,672        1,930,440
   Technology                                             1,608,208         2,899,480         1,903,840        1,352,857
   Telecommunications                                     2,046,177         3,557,500         5,105,037        3,532,481
   U.S. Government Plus                                  21,909,841        21,554,112         3,345,298        3,170,683
   UltraBull                                            186,960,563       190,441,379       125,186,114      120,226,412
   UltraMid-Cap                                          14,290,648        14,265,739         8,009,072        7,903,693
   UltraNASDAQ-100                                       17,631,339        20,517,215        20,290,408       20,743,317
   UltraShort Dow 30                                    133,236,754       132,999,825        76,345,402       74,908,003
   UltraShort NASDAQ-100                                 24,855,694        22,420,412       168,825,485      166,133,280
   UltraSmall-Cap                                        15,785,956        15,548,793       120,560,221      121,369,061
   Utilities                                              2,079,552         2,052,176         1,618,898        1,441,718
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                               11,056,120        10,973,793         8,370,620        7,139,016
   Emerging Markets Fund                                  7,166,720        12,657,958        15,850,306       14,623,609
   Global Bond Fund                                         863,291           994,453         1,358,013          668,263
   Worldwide Real Estate Fund                                     -                 -         1,380,815        3,580,235
Janus Aspen Series
   Growth and Income Portfolio                               15,486           337,096           177,359          247,446
PIMCO Variable Insurance Trust
   Total Return Portfolio                                48,505,547        50,117,096        24,018,835       22,298,061
   Low Duration Portfolio                                17,851,956        22,702,233        14,801,595        4,667,434
   High Yield Portfolio                                  38,996,008        37,408,680        22,645,246       15,140,406
   Real Return Portfolio                                 13,434,080        15,673,331        12,784,356        9,310,924
   All Asset Portfolio                                    4,631,469         4,185,159         1,718,750        1,609,901
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                       9,282,682         8,311,092         1,752,218        1,949,623
   Large Cap Value Fund                                      37,862           158,846           179,341          226,045
   Mid Cap Value Fund                                     6,010,443         4,735,253         1,323,607          625,918
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                              3,180,425         1,647,373         3,872,771        3,786,113
   Mid-Cap Growth Portfolio                               4,856,206         3,763,562           166,521        1,123,870
   Regency Portfolio                                      1,125,402           917,680         2,859,407        3,479,072
Premier VIT
   NACM Small Cap Portfolio                                 142,429         1,083,246           512,372          183,704
   OpCap Renaissance Portfolio                                    -                 -                 -                -
Credit Suisse Trust
   International Equity Flex II Portfolio                    16,297             5,396            17,506           48,864
   U.S. Equity Flex II Portfolio                             19,794            32,736            50,475           22,979
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                 1,719,183           147,434             94132            61483
   International Value Portfolio                             87,674            64,802           421,416          416,331
   Socially Responsible Growth Fund                          15,036            15,329                 -                -
Direxion Insurance Trust
   Managed Bond Fund                                              -                 -           271,509          757,707
   All-Cap Equity Fund                                            -                 -            90,664          737,457
   HY Bond Fund                                           3,500,891         3,410,925         6,014,065        7,130,070
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                              639,324           516,824           191,062           84,349
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                          340,981           170,611           369,531          231,775
   Emerging Markets Equity Portfolio                      1,660,453         2,553,175         2,628,581          672,630
   Mid Cap Growth Portfolio                                 705,634           426,361           273,941          102,620
   U.S. Mid Cap Value Portfolio                             868,824           881,553           131,325           30,622
   U.S. Real Estate Portfolio                               340,259           149,193             8,404           14,048
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                          8,806,362         2,428,856         1,001,989        2,131,301
   Chariot Absolute Return All Opportunities Portfolio    5,628,238        11,548,927        33,098,257       15,787,334
                                                    ----------------  ----------------  ---------------- ----------------
                                                     $1,834,066,993    $1,857,756,333    $1,937,463,580   $1,879,685,292
                                                    ----------------  ----------------  ---------------- ----------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2010 and 2009 were as follows:

                                                                         2010                                  2009
                                                      ------------------------------------  -------------------------------------
                                                                              Net Increase/                          Net Increase/
Portfolio                                             Purchases     Sales     (Decrease)    Purchases      Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                              5,240,002   5,006,661      233,341    3,404,534    4,283,337     (878,803)
   High Income Portfolio                               3,676,255   3,530,960      145,295    2,522,683    1,801,862      720,821
   Equity-Income Portfolio                               307,113     278,152       28,961      735,496      669,090       66,406
   Growth Portfolio                                       40,162     119,616      (79,454)      52,440      110,341      (57,901)
   Overseas Portfolio                                    552,800     600,051      (47,251)     286,450      206,625       79,825
   Mid Cap Portfolio                                     386,127     351,473       34,654       74,308      146,633      (72,325)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                                 9,474      48,418      (38,944)      21,985       21,830          155
   Investment Grade Bond Portfolio                       988,929     999,117      (10,188)     355,285      295,099       60,186
   Index 500 Portfolio                                   322,828     535,105     (212,277)     563,059      629,573      (66,514)
   Contrafund Portfolio                                  161,905     298,570     (136,665)     194,800      436,624     (241,824)
   Asset Manager: Growth Portfolio                         4,038      35,602      (31,564)      30,104       19,332       10,772
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                     70,232      52,023       18,209       45,995       79,393      (33,398)
   Growth & Income Portfolio                              16,526      61,499      (44,973)      18,385       47,055      (28,670)
   Growth Opportunities Portfolio                        232,521     102,500      130,021       41,057       41,940         (883)
   Value Strategies Portfolio                            576,560     500,452       76,108      417,772      290,734      127,038
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                          28,054      26,616        1,438       32,621       70,776      (38,155)
   Capital Appreciation Fund                             477,017     396,753       80,264       46,072       67,011      (20,939)
   International Fund                                    365,305     546,260     (180,955)     183,806      348,515     (164,709)
   Value Fund                                            142,619     316,604     (173,985)     141,460      250,629     (109,169)
   Income & Growth Fund                                   34,590      22,401       12,189       24,539      105,450      (80,911)
   Inflation Protection Fund                             311,163     223,278       87,885      341,831      402,495      (60,664)
   Large Company Value Fund                               21,905      11,415       10,490       16,203       23,492       (7,289)
   Mid Cap Value Fund                                     45,362      45,623         (261)     137,749      136,245        1,504
   Ultra Fund                                            138,825     479,790     (340,965)     497,267       41,421      455,846
MFS Variable Insurance Trust
   Research Series                                         2,611      10,687       (8,076)       4,290       17,561      (13,271)
   Growth Series                                          18,787      46,122      (27,335)      29,322       41,806      (12,484)
   Investors Trust Series                                  8,568      18,060       (9,492)      11,719       25,594      (13,875)
   New Discovery Series                                  699,590     626,149       73,441      151,186      364,951     (213,765)
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                             121,438     205,883      (84,445)     132,225      221,645      (89,420)
   Mid-Cap Value Portfolio                                63,569     269,329     (205,760)     100,144      294,377     (194,233)
   International Opportunities Portfolio                 219,992     344,065     (124,073)     270,998      294,306      (23,308)
Alger Fund
   LargeCap Growth Portfolio                             260,571     517,423     (256,852)     294,934      270,692       24,242
   MidCap Growth Portfolio                               323,976     393,374      (69,398)     210,784      162,480       48,304
   Capital Appreciation Portfolio                        158,044     277,965     (119,921)      88,465      216,917     (128,452)
   SmallCap Growth Portfolio                               4,638      48,368      (43,730)       8,267       35,671      (27,404)
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                              546,942     327,376      219,566        8,986        9,187         (201)
   Equity Portfolio                                       14,801      17,339       (2,538)      22,910       12,767       10,143
Invesco Variable Insurance Funds
   Technology Fund                                       115,413     119,354       (3,941)     108,668       91,244       17,424
   Utilities Fund                                         20,196      20,809         (613)      30,566       66,733      (36,167)
   Financial Services Fund                                96,030     148,468      (52,438)     194,839      524,915     (330,076)
   Global Health Care Fund                                71,372      95,025      (23,653)     101,341       61,845       39,496
   Basic Value Fund                                       16,685      21,087       (4,402)      30,396        8,053       22,343
   Global Real Estate Fund                                92,263      86,486        5,777       69,268       26,583       42,685
   International Growth Fund                              42,232      59,562      (17,330)      78,162       48,322       29,840
   Mid Cap Core Equity Fund                               33,286      37,806       (4,520)      23,076       19,002        4,074
J.P. Morgan Series Trust II
   Core Bond Portfolio                                   143,470     193,781      (50,311)     240,679      299,987      (59,308)
   Small Cap Core Portfolio                              315,360      74,777      240,583       44,258       36,589        7,669
Rydex Variable Trust
   Nova Fund                                              84,416      69,513       14,903       13,242       49,352      (36,110)
   NASDAQ-100 Fund                                       161,531     158,371        3,160      142,300      143,039         (739)
   U.S. Government Money Market Fund                   1,134,613   1,061,833       72,780      161,208      311,549     (150,341)
   Inverse S&P 500 Strategy Fund                         749,205     688,779       60,426      287,317      296,656       (9,339)
   Inverse NASDAQ-100 Strategy Fund                    1,026,905   1,032,930       (6,025)     113,379      387,008     (273,629)
   Inverse Government Long Bond Strategy Fund            203,101      38,512      164,589      181,889      162,991       18,898
   US Long Short Momentum Fund                            12,795      23,271      (10,476)      46,657      234,393     (187,736)
   Government Long Bond 1.2x Strategy                  1,559,777   1,544,881       14,896       34,254      118,207      (83,953)
   Dow 2x Strategy Fund                                        -           -            -           21           21            -
   NASDAQ-100 2x Strategy Fund                               819         819            -          295          297           (2)
   S&P 500 2x Strategy Fund                                    1          68          (67)       2,678        2,678            -
   Inverse Dow 2x Strategy Fund                            1,782       1,782            -          444          447           (3)
ProFunds VP
   Access VP High Yield Fund                             414,975     483,915      (68,940)     486,175      444,106       42,069
   Asia 30                                             1,475,682   1,664,829     (189,147)   2,890,561    2,914,540      (23,979)
   Banks                                               1,303,107   1,231,821       71,286    1,192,731    1,193,054         (323)
   Basic Materials                                       740,937     835,212      (94,275)   1,514,860    1,387,569      127,291
   Bear                                               12,568,362  12,639,765      (71,403)   3,064,677    3,061,401        3,276
   Biotechnology                                         218,924     221,592       (2,668)     209,406      202,394        7,012
   Bull                                               16,970,388  17,250,917     (280,529)   3,671,665    3,171,887      499,778
   Consumer Goods                                        473,654     301,135      172,519       70,024       63,684        6,340
   Consumer Services                                     290,771     197,237       93,534       76,513       58,909       17,604
   Dow 30                                                146,903     141,813        5,090       47,742       40,548        7,194
   Emerging Markets                                    2,287,707   2,597,078     (309,371)   4,052,184    3,767,772      284,412
   Europe 30                                             534,327     567,041      (32,714)     404,373      355,236       49,137
   Falling U.S. Dollar                                   264,817     262,754        2,063       19,415       41,440      (22,025)
   Financials                                            706,731     762,231      (55,500)     466,721      528,515      (61,794)
   Health Care                                           208,674     155,088       53,586      221,244      249,585      (28,341)
   Industrials                                           502,027     454,796       47,231      218,311      202,419       15,892
   International                                          83,330      56,536       26,794      147,466      147,174          292
   Internet                                               94,479      75,193       19,286       96,627       81,712       14,915
   Japan                                                 580,424     534,327       46,097    1,296,684    1,326,514      (29,830)
   Large-Cap Growth                                      208,263     129,877       78,386      150,539      169,390      (18,851)
   Large-Cap Value                                       893,019     716,813      176,206       55,452       83,855      (28,403)
   Mid-Cap                                               443,402     519,560      (76,158)     732,834      623,272      109,562
   Mid-Cap Growth                                        511,059     441,772       69,287      202,941      135,750       67,191
   Mid-Cap Value                                         458,702     433,686       25,016      146,796      137,549        9,247
   Money Market                                       37,803,232  38,214,951     (411,719)  54,386,451   54,900,012     (513,561)
   Oil & Gas                                           1,109,385   1,063,438       45,947    1,245,728    1,151,632       94,096
   NASDAQ-100                                          5,808,000   5,790,686       17,314    2,441,698    2,100,128      341,570
   Pharmaceuticals                                       136,196     126,315        9,881      117,414      111,157        6,257
   Precious Metals                                     1,326,265   1,229,871       96,394    1,068,788      863,203      205,585
   Real Estate                                         1,092,766   1,089,201        3,565      867,001      771,252       95,749
   Rising Rates Opportunity                            3,804,507   3,246,511      557,996      708,170      501,933      206,237
   Semiconductor                                          50,330     286,258     (235,928)     491,784      250,583      241,201
   Short Dow 30                                          427,770     425,526        2,244      140,049      141,429       (1,380)
   Short Emerging Markets                              2,848,946   2,710,257      138,689      581,295      576,979        4,316
   Short International                                   202,673     210,393       (7,720)      58,239       38,972       19,267
   Short Mid-Cap                                         572,076     640,555      (68,479)   1,359,569    1,340,099       19,470
   Short NASDAQ-100                                    9,775,667   9,861,229      (85,562)   4,060,675    4,033,303       27,372
   Short Small-Cap                                     2,784,311   2,960,530     (176,219)  15,190,062   15,061,537      128,525
   Small-Cap                                           2,986,887   3,086,760      (99,873)  20,271,477   20,111,277      160,200
   Small-Cap Growth                                      589,238     558,497       30,741      369,100      300,790       68,310
   Small-Cap Value                                       397,198     370,846       26,352      294,470      306,130      (11,660)
   Technology                                            165,856     309,024     (143,168)     230,072      169,167       60,905
   Telecommunications                                    241,697     436,096     (194,399)     639,294      453,879      185,415
   U.S. Government Plus                                1,719,629   1,691,697       27,932      256,467      254,291        2,176
   UltraBull                                          37,479,930  38,052,087     (572,157)  29,405,102   28,345,166    1,059,936
   UltraMid-Cap                                        2,365,780   2,337,454       28,326    2,002,660    1,968,507       34,153
   UltraNASDAQ-100                                     2,487,952   2,846,590     (358,638)   4,090,931    4,193,403     (102,472)
   UltraShort Dow 30                                  22,542,878  22,494,454       48,424    7,960,632    7,910,185       50,447
   UltraShort NASDAQ-100                               5,516,801   5,090,608      426,193   17,905,471   17,879,793       25,678
   UltraSmall-Cap                                      3,500,938   3,396,002      104,936   43,911,028   43,928,279      (17,251)
   Utilities                                             214,933     210,164        4,769      175,280      158,676       16,604
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                               434,350     406,624       27,726      357,109      296,495       60,614
   Emerging Markets Fund                                 272,277     471,417     (199,140)     920,328      766,304      154,024
   Global Bond Fund                                       53,000      64,942      (11,942)      88,990       46,128       42,862
   Worldwide Real Estate Fund                                  -           -            -       81,678      280,680     (199,002)
Janus Aspen Series
   Growth and Income Portfolio                             1,062      24,571      (23,509)      19,845       26,409       (6,564)
PIMCO Variable Insurance Trust
   Total Return Portfolio                              3,478,982   3,689,396     (210,414)   1,711,097    1,782,480      (71,383)
   Low Duration Portfolio                              1,495,076   1,901,425     (406,349)   1,268,696      423,274      845,422
   High Yield Portfolio                                3,027,733   2,957,201       70,532    2,140,496    1,475,386      665,110
   Real Return Portfolio                               1,033,347   1,213,055     (179,708)   1,027,644      767,349      260,295
   All Asset Portfolio                                   385,502     349,849       35,653      175,508      172,260        3,248
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                    1,082,859     999,694       83,165      256,882      281,275      (24,393)
   Large Cap Value Fund                                    3,723      16,062      (12,339)      23,232       26,469       (3,237)
   Mid Cap Value Fund                                    538,724     413,699      125,025      146,389       71,400       74,989
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                             382,792     227,396      155,396      605,098      558,691       46,407
   Mid-Cap Growth Portfolio                              396,281     312,286       83,995       18,520      124,147     (105,627)
   Regency Portfolio                                     110,691      91,948       18,743      342,231      441,950      (99,719)
Premier VIT
   NACM Small Cap Portfolio                               17,345     119,265     (101,920)      76,027       26,381       49,646
   OpCap Renaissance Portfolio                                 -           -            -            -            -            -
Credit Suisse Trust
   International Equity Flex II Portfolio                  2,512         847        1,665        3,741        9,680       (5,939)
   U.S. Equity Flex II Portfolio                           2,238       3,475       (1,237)       6,227        3,261        2,966
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                161,657      15,387      146,270       10,167        8,116        2,051
   International Value Portfolio                          10,702       7,925        2,777       51,269       53,112       (1,843)
   Socially Responsible Growth Fund                        1,573       1,573            -            -            -            -
Direxion Insurance Trust
   Managed Bond Fund                                           -           -            -       10,279       76,800      (66,521)
   All-Cap Equity Fund                                         -           -            -       13,624      115,262     (101,638)
   HY Bond Fund                                          384,979     372,865       12,114      721,679      844,226     (122,547)
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                            73,530      61,406       12,124       24,309       12,656       11,653
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                        27,105      13,834       13,271       32,487       20,053       12,434
   Emerging Markets Equity Portfolio                     148,132     243,122      (94,990)     272,486       75,660      196,826
   Mid Cap Growth Portfolio                               68,135      40,029       28,106       32,182       12,217       19,965
   U.S. Mid Cap Value Portfolio                           94,757      91,863        2,894       15,523        3,658       11,865
   U.S. Real Estate Portfolio                             37,170      16,370       20,800        1,484        2,595       (1,111)
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                         957,976     228,330      729,646      136,514      259,972     (123,458)
   Chariot Absolute Return All Opportunities Portfolio   595,966   1,173,303     (577,337)   3,330,527    1,579,038    1,751,489
                                                      ----------- ----------- ------------  -----------  ----------- ------------
                                                      228,087,772 230,109,140  (2,021,368)  259,012,184  254,236,788   4,775,396
                                                      ----------- ----------- ------------  -----------  ----------- ------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the
        Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the
        Company as contract owners may not have selected all available and applicable contract options.

                                                      December 31                           Year Ended December 31
                                       -----------------------------------------  -------------------------------------------------
                                                   Unit Fair Value                Investment  Expense Ratio       Total Return
                                                     Lowest to                      Income      Lowest to          Lowest to
                                         Units        Highest       Net Assets      Ratio*      Highest**          Highest***
                                       ----------- --------------- -------------  ----------- --------------- ---------------------

Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2010                            1,918,722  9.58 to 14.60    $21,577,234        0.27%  0.95% to 1.55%    -2.83% to -0.77%
        2009                            1,685,381  9.83 to 14.78    $19,608,907        0.78%  0.95% to 1.55%    -2.30% to -0.23%
        2008                            2,564,184  10.03 to 14.89   $30,455,561        3.31%  0.95% to 1.55%    -0.08% to 2.04%
        2007                            2,043,530  10.01 to 14.66   $23,737,231        5.74%  0.95% to 1.55%     2.34% to 4.21%
        2006                            1,249,223  9.78 to 14.13    $14,116,225        5.12%  0.95% to 1.55%     1.98% to 3.89%

    High Income Portfolio
        2010                            1,660,641  12.13 to 18.89   $29,229,531        8.03%  0.95% to 1.55%    10.54% to 12.60%
        2009                            1,515,346  10.97 to 16.83   $24,085,137       10.39%  0.95% to 1.55%    39.51% to 42.11%
        2008                              794,525  7.85 to 11.86     $8,923,331        6.01%  0.95% to 1.55%   -27.22% to -25.85%
        2007                              453,857  10.77 to 16.03    $6,821,157        6.36%  0.95% to 1.55%    -0.30% to 1.57%
        2006                              743,506  10.79 to 15.82   $11,094,651        8.79%  0.95% to 1.55%     7.97% to 9.93%

    Equity-Income Portfolio
        2010                              910,870  9.00 to 27.76    $14,115,630        1.67%  0.95% to 1.55%    11.25% to 13.83%
        2009                              881,909  8.09 to 24.45    $12,618,276        2.15%  0.95% to 1.55%    25.73% to 28.66%
        2008                              815,503  6.43 to 19.04     $9,566,380        2.23%  0.95% to 1.55%   -44.84% to -43.55%
        2007                              925,020  11.61 to 33.78   $20,839,681        1.82%  0.95% to 1.55%    -1.94% to 0.34%
        2006                              845,708  11.84 to 33.64   $21,533,997        3.18%  0.95% to 1.55%    16.10% to 18.78%

    Growth Portfolio
        2010                              367,666  9.37 to 24.80     $8,060,444        0.23%  0.95% to 1.55%    20.93% to 22.69%
        2009                              447,386  7.59 to 20.25     $7,956,046        0.40%  0.95% to 1.55%    24.62% to 26.76%
        2008                              505,288  6.09 to 16.01     $6,988,256        0.66%  0.95% to 1.55%   -48.69% to -47.81%
        2007                              759,562  11.88 to 30.74   $19,372,697        0.76%  0.95% to 1.55%    23.33% to 25.46%
        2006                              728,962  9.63 to 24.56    $16,227,378        0.40%  0.95% to 1.55%     3.77% to 5.54%

    Overseas Portfolio
        2010                              744,058  10.42 to 20.36   $12,016,775        1.15%  0.95% to 1.55%    9.23% to 11.76%
        2009                              791,309  9.52 to 18.26    $11,518,915        2.00%  0.95% to 1.55%    22.18% to 25.03%
        2008                              711,484  7.77 to 14.63     $8,477,770        2.58%  0.95% to 1.55%   -45.76% to -44.49%
        2007                              721,812  14.31 to 26.41   $15,664,550        3.16%  0.95% to 1.55%    13.29% to 15.94%
        2006                              604,242  12.66 to 22.83   $11,507,143        0.64%  0.95% to 1.55%    14.03% to 16.67%

   Fidelity Variable Insurance Products
    Fund I
    Mid Cap Portfolio
        2010                              454,359  13.20 to 24.63   $10,085,091        0.25%  0.95% to 1.55%    24.34% to 27.36%
        2009                              419,705  10.54 to 19.53    $7,290,350        0.56%  0.95% to 1.55%    35.15% to 38.43%
        2008                              492,030  8.24 to 14.25     $6,206,550        0.37%  0.95% to 1.55%   -41.61% to -40.18%
        2007                              642,489  13.92 to 24.06   $13,552,658        0.78%  0.95% to 1.55%    11.52% to 14.24%
        2006                              631,730  12.32 to 21.28   $11,741,995        0.31%  0.95% to 1.55%    8.70% to 11.35%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2010                               83,164  12.17 to 22.72    $1,701,867        1.40%  0.95% to 1.55%    11.26% to 12.89%
        2009                              122,618  10.68 to 20.17    $2,168,447        2.32%  0.95% to 1.55%    25.71% to 27.54%
        2008                              122,462  8.70 to 15.84     $1,801,191        2.40%  0.95% to 1.55%   -30.60% to -29.58%
        2007                              159,987  12.14 to 22.54    $3,373,611        6.03%  0.95% to 1.55%    12.43% to 14.08%
        2006                              197,867  10.76 to 19.79    $3,709,259        2.75%  0.95% to 1.55%     4.60% to 6.12%

    Investment Grade Bond Portfolio
        2010                              565,443  11.27 to 21.25    $9,194,859        3.53%  0.95% to 1.55%     4.68% to 6.53%
        2009                              575,631  10.77 to 19.99    $9,061,004        8.44%  0.95% to 1.55%    12.39% to 14.38%
        2008                              515,445  9.58 to 17.52     $7,439,169        4.31%  0.95% to 1.55%    -5.99% to -4.38%
        2007                              525,382  10.28 to 18.37    $8,235,997        3.90%  0.95% to 1.55%     1.35% to 3.10%
        2006                              460,227  10.21 to 17.85    $7,301,026        3.98%  0.95% to 1.55%     2.05% to 3.17%

    Index 500 Portfolio
        2010                            1,747,188  9.40 to 28.83    $24,749,932        1.67%  0.95% to 1.55%    10.68% to 13.65%
        2009                            1,959,465  8.49 to 25.42    $24,814,080        2.28%  0.95% to 1.55%    21.83% to 25.11%
        2008                            2,025,979  6.97 to 20.36    $21,069,140        2.02%  0.95% to 1.55%   -39.39% to -37.76%
        2007                            2,132,365  11.50 to 32.78   $37,472,471        3.45%  0.95% to 1.55%     1.44% to 4.18%
        2006                            2,088,561  11.34 to 31.53   $38,168,761        1.51%  0.95% to 1.55%    11.39% to 14.35%

    Contrafund Portfolio
        2010                              838,254  11.11 to 36.10   $20,075,700        1.05%  0.95% to 1.55%    13.81% to 15.82%
        2009                              975,009  9.76 to 31.23    $20,217,408        1.19%  0.95% to 1.55%    31.93% to 34.19%
        2008                            1,216,833  7.94 to 23.34    $18,210,919        0.88%  0.95% to 1.55%   -44.20% to -43.23%
        2007                            1,335,536  14.14 to 41.18   $36,545,523        0.84%  0.95% to 1.55%    14.22% to 16.19%
        2006                            1,436,539  12.30 to 35.52   $34,707,617        1.20%  0.95% to 1.55%    8.56% to 10.40%

    Asset Manager: Growth Portfolio
        2010                               56,838  11.59 to 22.16    $1,174,249        0.97%  0.95% to 1.55%    13.39% to 14.93%
        2009                               88,402  10.16 to 19.32    $1,408,607        1.54%  0.95% to 1.55%    29.79% to 31.16%
        2008                               77,630  7.83 to 14.74     $1,026,358        1.79%  0.95% to 1.55%   -37.25% to -36.55%
        2007                               93,962  12.47 to 23.29    $1,973,554        4.95%  0.95% to 1.55%    16.18% to 17.47%
        2006                              107,395  10.72 to 19.86    $1,982,332        2.62%  0.95% to 1.55%     4.55% to 5.73%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2010                              275,238  11.29 to 17.43    $4,173,267        1.58%  0.95% to 1.55%    13.60% to 16.64%
        2009                              257,723  9.94 to 14.97     $3,433,604        1.73%  0.95% to 1.55%    33.43% to 37.02%
        2008                              291,121  7.45 to 10.96     $2,823,637        1.55%  0.95% to 1.55%   -36.49% to -34.77%
        2007                              374,539  11.73 to 16.83    $5,600,880        3.22%  0.95% to 1.55%     4.85% to 7.69%
        2006                              358,350  11.18 to 15.65    $5,186,380        1.81%  0.95% to 1.55%    7.50% to 10.49%

    Growth & Income Portfolio
        2010                              156,149  9.37 to 16.27     $2,325,706        0.59%  0.95% to 1.55%    12.23% to 13.47%
        2009                              201,122  9.12 to 14.36     $2,616,283        0.97%  0.95% to 1.55%    24.44% to 25.82%
        2008                              229,792  7.32 to 11.45     $2,421,840        1.13%  0.95% to 1.55%   -43.28% to -42.45%
        2007                              269,274  12.86 to 19.92    $4,995,965        1.79%  0.95% to 1.55%    9.19% to 10.79%
        2006                              319,002  11.73 to 18.02    $5,359,635        0.90%  0.95% to 1.55%    10.62% to 11.84%

    Growth Opportunities Portfolio
        2010                              304,516  9.69 to 13.01     $3,475,300        0.12%  0.95% to 1.55%    20.19% to 22.31%
        2009                              174,495  8.06 to 10.74     $1,675,468        0.45%  0.95% to 1.55%    42.51% to 44.09%
        2008                              175,378   5.87 to 6.71     $1,171,472        0.38%  0.95% to 1.55%   -56.05% to -55.56%
        2007                              200,489  11.09 to 15.13    $3,021,779        0.00%  0.95% to 1.55%    20.40% to 21.74%
        2006                              218,250  11.09 to 14.06    $2,714,338        0.72%  0.95% to 1.55%     2.95% to 4.11%

    Value Strategies Portfolio
        2010                              227,805  10.99 to 12.83    $2,786,365        0.34%  0.95% to 1.55%    23.28% to 25.14%
        2009                              151,697  8.87 to 10.25     $1,505,118        0.50%  0.95% to 1.55%    53.43% to 55.67%
        2008                               24,659   5.76 to 6.59       $157,512        0.52%  0.95% to 1.55%   -52.45% to -51.75%
        2007                               27,777  12.07 to 13.65      $370,267        2.22%  0.95% to 1.55%     2.93% to 4.44%
        2006                               14,096  11.68 to 13.07      $180,357        0.32%  0.95% to 1.55%    13.70% to 14.85%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2010                              160,261  10.93 to 16.70    $2,186,351        1.87%  0.95% to 1.55%    7.96% to 10.58%
        2009                              158,823  9.98 to 15.17     $1,995,242        4.90%  0.95% to 1.55%    11.68% to 14.39%
        2008                              196,978  8.82 to 13.32     $2,148,308        2.58%  0.95% to 1.55%   -22.97% to -21.09%
        2007                              205,108  11.30 to 16.96    $2,926,118        2.01%  0.95% to 1.55%     1.46% to 3.94%
        2006                              193,087  10.98 to 16.39    $2,721,274        3.25%  0.95% to 1.55%     7.21% to 8.57%

    Capital Appreciation Fund
        2010                              241,969  15.79 to 24.61    $5,009,357        0.00%  0.95% to 1.55%    27.80% to 30.05%
        2009                              161,705  12.36 to 19.01    $2,759,551        0.79%  0.95% to 1.55%    33.49% to 35.78%
        2008                              182,644  9.74 to 14.07     $2,329,054        0.00%  0.95% to 1.55%   -47.60% to -46.69%
        2007                              382,826  17.83 to 26.51    $8,347,632        0.00%  0.95% to 1.55%    41.97% to 44.42%
        2006                              163,486  13.09 to 18.44    $2,790,968        0.00%  0.95% to 1.55%    14.12% to 16.07%

    International Fund
        2010                              632,588  9.17 to 17.16     $9,593,411        2.25%  0.85% to 1.55%    9.53% to 12.07%
        2009                              813,543  10.31 to 15.42   $10,987,454        1.84%  0.95% to 1.55%    29.36% to 32.37%
        2008                              978,252  7.94 to 11.73    $10,065,494        0.71%  0.95% to 1.55%   -46.67% to -45.42%
        2007                            1,092,563  14.91 to 21.64   $20,396,600        0.58%  0.95% to 1.55%    14.13% to 16.80%
        2006                            1,202,610  12.99 to 18.66   $19,319,478        1.50%  0.95% to 1.55%    20.89% to 23.52%

    Value Fund
        2010                              848,273  9.59 to 21.43    $12,210,338        1.97%  0.95% to 1.55%    9.04% to 11.97%
        2009                            1,022,258  8.76 to 19.16    $13,211,320        5.08%  0.95% to 1.55%    15.49% to 18.59%
        2008                            1,131,427  7.55 to 16.22    $12,574,284        2.48%  0.95% to 1.55%   -29.40% to -27.50%
        2007                            1,318,278  10.66 to 22.46   $20,368,762        1.55%  0.95% to 1.55%    -8.68% to -6.21%
        2006                            1,327,624  11.62 to 24.02   $22,186,291        1.19%  0.95% to 1.55%    14.24% to 17.37%

    Income & Growth Fund
        2010                              106,839  8.73 to 13.39     $1,207,242        1.43%  0.85% to 1.55%    10.28% to 12.78%
        2009                               94,650  7.83 to 11.70       $991,592        3.45%  0.85% to 1.55%    13.61% to 16.66%
        2008                              175,561  6.94 to 10.13     $1,510,279        1.83%  0.85% to 1.55%   -37.05% to -35.35%
        2007                              141,418  11.61 to 15.83    $1,998,046        1.81%  0.85% to 1.55%    -2.46% to -1.38%
        2006                              150,359  12.26 to 14.87    $2,183,446        1.67%  0.85% to 1.55%    14.06% to 15.71%

    Inflation Protection Fund
        2010                              795,378  10.86 to 12.19    $9,396,861        1.72%  0.95% to 1.55%     1.94% to 4.11%
        2009                              707,493  10.66 to 11.71    $8,066,463        1.57%  0.85% to 1.55%     6.93% to 9.20%
        2008                              768,157  9.97 to 10.72     $8,064,948        5.30%  0.85% to 1.55%    -4.56% to -2.53%
        2007                              701,810  10.42 to 11.00    $7,601,435        4.70%  0.85% to 1.55%     6.52% to 8.47%
        2006                              422,129  9.79 to 10.14     $4,238,722        2.60%  0.85% to 1.55%    -0.50% to 0.80%

    Large Company Value Fund
        2010                               47,914   7.93 to 9.80       $440,167        1.42%  0.85% to 1.55%     7.20% to 9.75%
        2009                               37,424   7.39 to 8.93       $320,721        3.67%  0.85% to 1.55%    16.13% to 18.78%
        2008                               44,713   6.83 to 7.52       $326,009        2.83%  0.85% to 1.55%   -39.09% to -38.01%
        2007                               67,480  11.42 to 12.13      $799,171        0.53%  0.85% to 1.55%    -3.99% to -2.28%
        2006                               60,938  11.86 to 12.41      $743,780        0.01%  0.85% to 1.55%    17.41% to 18.64%

    Mid Cap Value Fund
        2010                               41,196  11.92 to 14.12      $546,124        2.19%  0.85% to 1.55%    15.06% to 17.85%
        2009                               41,457  10.62 to 11.98      $474,488        3.27%  0.85% to 1.55%    26.66% to 28.58%
        2008                               39,953   8.78 to 9.32       $360,095        0.07%  0.85% to 1.55%   -26.34% to -25.23%
        2007                               30,139  11.39 to 12.46      $367,775        0.63%  0.85% to 1.55%    -4.56% to -3.35%
        2006                               21,030  11.90 to 12.89      $267,706        0.79%  0.85% to 1.55%    17.91% to 19.02%

    Ultra Fund
        2010                              149,668  9.02 to 10.20     $1,402,342        0.02%  0.85% to 1.55%    11.62% to 14.73%
        2009                              490,633   8.10 to 8.89     $4,260,026        0.01%  0.85% to 1.55%    30.16% to 33.25%
        2008                               34,787   6.26 to 6.67       $223,797        0.00%  0.85% to 1.55%   -43.21% to -42.20%
        2007                               55,104  11.01 to 11.55      $619,200        0.00%  0.85% to 1.55%    17.61% to 19.69%
        2006                                7,722   9.34 to 9.70        $73,873        0.00%  0.85% to 1.55%    -4.89% to -4.27%

   MFS Variable Insurance Trust
    Research Series
        2010                               52,604  12.03 to 13.27      $690,199        0.90%  0.95% to 1.40%    13.30% to 14.55%
        2009                               61,313  10.62 to 11.59      $704,512        1.32%  0.95% to 1.40%    27.56% to 28.97%
        2008                               74,583   7.82 to 8.99       $664,908        0.57%  0.95% to 1.40%   -37.56% to -36.86%
        2007                               97,472  12.51 to 14.23    $1,377,476        0.65%  0.95% to 1.40%    10.63% to 11.86%
        2006                              133,728  11.30 to 12.72    $1,696,625        0.48%  0.95% to 1.40%     7.97% to 9.09%

    Growth Series
        2010                              116,803  11.83 to 16.83    $1,606,866        0.10%  0.95% to 1.40%    11.96% to 13.94%
        2009                              144,138  10.56 to 14.92    $1,736,135        0.26%  0.95% to 1.40%    34.54% to 36.03%
        2008                              156,622  7.93 to 11.08     $1,394,097        0.21%  0.95% to 1.40%   -38.82% to -38.14%
        2007                              206,672  12.96 to 14.61    $2,983,687        0.00%  0.95% to 1.40%    18.41% to 19.73%
        2006                              275,180  10.95 to 12.17    $3,331,261        0.00%  0.95% to 1.40%     5.49% to 6.55%

    Investors Trust Series
        2010                               35,000  11.34 to 12.51      $417,969        1.10%  0.95% to 1.40%     8.63% to 9.83%
        2009                               44,492  10.44 to 11.39      $484,098        1.42%  0.95% to 1.40%    23.99% to 25.36%
        2008                               58,367   8.15 to 9.08       $507,003        0.86%  0.95% to 1.40%   -34.61% to -33.89%
        2007                               66,818  12.87 to 13.74      $877,160        0.82%  0.95% to 1.40%     7.79% to 8.99%
        2006                               83,070  11.55 to 14.49    $1,002,513        0.46%  0.95% to 1.40%    10.35% to 11.69%

    New Discovery Series
        2010                              244,840  13.06 to 28.23    $4,715,606        0.00%  0.95% to 1.40%    32.65% to 34.66%
        2009                              171,399  9.84 to 21.00     $2,730,531        0.00%  0.95% to 1.40%    59.06% to 61.38%
        2008                              385,164  6.19 to 13.05     $3,124,597        0.00%  0.95% to 1.40%   -40.96% to -40.09%
        2007                              149,180  10.48 to 21.82    $2,897,525        0.00%  0.95% to 1.40%    -0.19% to 1.28%
        2006                              172,674  10.50 to 21.58    $3,301,036        0.00%  0.95% to 1.40%    10.67% to 11.81%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2010                              269,025  9.86 to 16.42     $3,717,230        0.48%  0.95% to 1.40%    14.63% to 16.30%
        2009                              353,470  8.57 to 14.19     $4,188,450        0.88%  0.95% to 1.40%    16.08% to 17.77%
        2008                              442,890  7.35 to 12.10     $4,443,941        1.39%  0.95% to 1.40%   -37.94% to -37.02%
        2007                              530,985  11.79 to 19.30    $8,648,953        1.30%  0.95% to 1.40%     0.97% to 2.45%
        2006                              498,240  11.31 to 18.93    $8,238,862        1.28%  0.95% to 1.40%    11.66% to 12.93%

    Mid-Cap Value Portfolio
        2010                              443,610  9.48 to 23.81     $7,642,550        0.33%  0.95% to 1.40%    21.48% to 24.25%
        2009                              649,370  7.79 to 19.25     $8,803,053        0.43%  0.95% to 1.40%    22.56% to 25.42%
        2008                              843,603  6.34 to 15.42     $9,213,430        1.18%  0.95% to 1.40%   -41.30% to -39.93%
        2007                            1,028,146  10.78 to 25.79   $18,972,002        0.44%  0.95% to 1.40%    -2.65% to -0.38%
        2006                            1,081,769  11.10 to 26.00   $20,205,528        0.62%  0.95% to 1.40%    8.76% to 11.19%

    International Opportunities Portfolio
        2010                              809,441  11.27 to 22.21   $14,585,327        0.73%  0.95% to 1.40%    17.35% to 20.08%
        2009                              933,514  9.59 to 18.63    $14,038,945        1.55%  0.95% to 1.40%    43.14% to 46.47%
        2008                              956,822  6.68 to 12.81     $9,797,112        0.64%  0.95% to 1.40%   -53.09% to -51.99%
        2007                              868,676  14.22 to 26.86   $18,245,167        1.07%  0.95% to 1.40%     1.42% to 3.74%
        2006                              604,646  13.98 to 25.76   $11,995,450        0.65%  0.95% to 1.40%    25.76% to 27.87%

   Alger Fund
    LargeCap Growth Portfolio
        2010                            1,010,635  7.56 to 15.14    $11,007,716        0.73%  0.95% to 1.40%    9.76% to 12.32%
        2009                            1,267,487  6.76 to 13.57    $12,048,320        0.62%  0.95% to 1.40%    42.86% to 46.18%
        2008                            1,243,245   4.65 to 9.35     $8,174,886        0.23%  0.95% to 1.40%   -47.89% to -46.67%
        2007                            1,377,460  8.75 to 17.38    $16,684,566        0.35%  0.95% to 1.40%    16.09% to 18.81%
        2006                            1,266,890  7.40 to 14.97    $13,115,819        0.11%  0.95% to 1.40%     1.90% to 4.17%

    MidCap Growth Portfolio
        2010                              628,567  9.57 to 16.29     $7,449,633        0.00%  0.95% to 1.40%    15.57% to 18.25%
        2009                              697,907  8.27 to 13.91     $6,861,016        0.00%  0.95% to 1.40%    46.85% to 50.27%
        2008                              649,603   5.62 to 9.35     $4,259,638        0.16%  0.95% to 1.40%   -59.70% to -58.75%
        2007                              743,382  13.76 to 23.26   $11,743,356        4.66%  0.95% to 1.40%    27.33% to 30.31%
        2006                              635,555  10.63 to 17.97    $7,711,018        0.00%  0.95% to 1.40%     6.74% to 9.08%

    Capital Appreciation Portfolio
        2010                              358,988  9.10 to 19.86     $3,841,059        0.40%  0.95% to 1.40%    10.99% to 12.95%
        2009                              478,909  8.09 to 17.76     $4,441,117        0.00%  0.95% to 1.40%    47.52% to 49.68%
        2008                              607,361  5.43 to 12.21     $4,155,821        0.00%  0.95% to 1.40%   -46.44% to -45.66%
        2007                              674,353  10.04 to 22.28    $8,498,018        0.00%  0.95% to 1.40%    30.35% to 32.27%
        2006                              442,733  7.62 to 17.01     $4,039,989        0.00%  0.95% to 1.40%    16.48% to 18.18%

    SmallCap Growth Portfolio
        2010                              158,617  9.54 to 18.55     $1,815,718        0.00%  0.85% to 1.45%    21.35% to 24.11%
        2009                              202,347  7.72 to 14.94     $1,868,807        0.00%  0.85% to 1.45%    41.07% to 44.13%
        2008                              229,751  5.38 to 12.75     $1,499,453        0.00%  0.85% to 1.45%   -48.01% to -47.11%
        2007                              340,860  10.22 to 24.74    $4,424,080        0.00%  0.85% to 1.45%    14.16% to 16.13%
        2006                              362,386  8.84 to 21.19     $4,086,459        0.00%  0.85% to 1.45%    16.94% to 18.87%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2010                              271,974  11.42 to 15.57    $3,463,160        0.00%  0.95% to 1.40%    28.36% to 30.23%
        2009                               52,408  8.86 to 10.33       $509,286        0.00%  0.95% to 1.40%    28.89% to 30.77%
        2008                               52,609   6.85 to 7.90       $394,188        0.00%  0.95% to 1.40%   -38.69% to -37.79%
        2007                               58,720  11.13 to 12.70      $713,931        0.00%  0.95% to 1.40%     7.54% to 9.12%
        2006                               22,996  10.31 to 11.64      $255,320        0.00%  0.95% to 1.40%     4.56% to 5.91%

    Equity Portfolio
        2010                               53,198  11.74 to 13.32      $672,384        0.06%  0.95% to 1.40%    14.49% to 16.16%
        2009                               55,736  10.02 to 11.46      $602,724        0.36%  0.95% to 1.40%    31.08% to 32.99%
        2008                               45,593   7.61 to 8.62       $372,791        0.00%  0.95% to 1.40%   -37.32% to -36.40%
        2007                               46,530  12.09 to 13.55      $600,055        0.00%  0.95% to 1.40%     7.37% to 8.94%
        2006                               40,666  11.22 to 12.44      $483,891        0.00%  0.95% to 1.40%     7.88% to 9.03%

   Invesco Variable Insurance Funds
    Technology Fund
        2010                               86,899  10.46 to 16.57    $1,013,253        0.00%  0.95% to 1.40%    18.08% to 20.16%
        2009                               90,840  8.83 to 13.88       $882,841        0.00%  0.95% to 1.40%    53.67% to 55.91%
        2008                               73,416   5.75 to 6.55       $455,864        0.00%  0.95% to 1.40%   -45.83% to -45.03%
        2007                               85,547  10.61 to 11.97      $961,984        0.00%  0.95% to 1.40%     5.14% to 6.68%
        2006                               26,981  10.09 to 11.34      $289,421        0.00%  0.95% to 1.40%     8.23% to 9.42%

    Utilities Fund
        2010                               79,521  12.61 to 18.65    $1,267,500        3.56%  0.95% to 1.40%     2.80% to 5.30%
        2009                               80,134  12.10 to 17.89    $1,224,229        3.90%  0.95% to 1.40%    11.14% to 13.84%
        2008                              116,301  10.74 to 15.87    $1,565,196        1.48%  0.95% to 1.40%   -34.59% to -33.00%
        2007                              303,759  16.20 to 24.30    $6,135,773        2.07%  0.95% to 1.40%    17.65% to 19.50%
        2006                              252,748  13.70 to 20.23    $4,339,663        3.79%  0.95% to 1.40%    22.49% to 24.24%

    Financial Services Fund
        2010                              200,778   4.94 to 6.33     $1,180,439        0.10%  0.95% to 1.40%     6.68% to 9.27%
        2009                              253,216   4.59 to 5.98     $1,374,884        2.08%  0.95% to 1.40%    23.23% to 26.22%
        2008                              583,292   3.68 to 4.77     $2,526,025        6.64%  0.95% to 1.40%   -60.79% to -59.83%
        2007                               95,694  9.25 to 11.78     $1,001,234        2.04%  0.95% to 1.40%   -24.34% to -22.96%
        2006                               84,044  12.14 to 14.34    $1,147,269        1.80%  0.95% to 1.40%    13.30% to 15.37%

    Global Health Care Fund
        2010                              114,132  10.76 to 13.37    $1,354,409        0.00%  0.95% to 1.40%     2.80% to 4.30%
        2009                              137,785  10.47 to 13.23    $1,581,165        0.40%  0.95% to 1.40%    24.65% to 26.47%
        2008                               98,289   8.40 to 9.33       $891,597        0.00%  0.95% to 1.40%   -30.32% to -29.30%
        2007                              124,466  12.05 to 13.25    $1,609,472        0.00%  0.95% to 1.40%    9.19% to 10.79%
        2006                              291,241  11.04 to 13.63    $3,414,611        0.00%  0.95% to 1.40%     2.79% to 4.22%

    Basic Value Fund
        2010                               19,681   7.07 to 7.60       $143,020        0.31%  0.85% to 1.45%     3.53% to 5.04%
        2009                               24,083   6.77 to 7.25       $169,843        2.07%  0.85% to 1.45%    42.51% to 44.89%
        2008                                1,740   4.75 to 4.97         $8,510        0.05%  0.85% to 1.45%   -53.62% to -52.84%
        2007                               24,577  10.25 to 10.53      $258,682        0.69%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Global Real Estate Fund
        2010                               60,420   8.81 to 9.67       $547,641        4.62%  0.85% to 1.45%    13.38% to 15.44%
        2009                               54,643   7.74 to 8.32       $433,573        0.00%  0.85% to 1.45%    26.97% to 29.08%
        2008                               11,958   6.17 to 6.45        $75,360        3.43%  0.85% to 1.45%   -46.42% to -45.58%
        2007                               27,052  11.54 to 11.89      $317,227       12.65%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International Growth Fund
        2010                               32,136  9.69 to 10.79       $328,439        1.28%  0.85% to 1.45%    8.52% to 10.88%
        2009                               49,466   8.93 to 9.67       $460,795        0.92%  0.85% to 1.45%    30.53% to 32.84%
        2008                               19,626   6.94 to 7.28       $139,997        0.25%  0.85% to 1.45%   -42.31% to -41.46%
        2007                               48,217  12.09 to 12.43      $594,141        0.67%  0.85% to 1.45%    12.00% to 12.68%
        2006                                9,134  10.99 to 11.03      $100,464        1.76%  0.85% to 1.45%    9.90% to 10.30%

    Mid Cap Core Equity Fund
        2010                               13,548  10.38 to 11.34      $145,614        0.19%  0.85% to 1.45%    10.20% to 12.20%
        2009                               18,068  9.46 to 10.11       $175,170        1.03%  0.85% to 1.45%    25.77% to 27.41%
        2008                               13,994   7.51 to 7.84       $107,545        1.08%  0.85% to 1.45%   -30.41% to -30.06%
        2007                               21,260  10.93 to 11.20      $235,811        0.10%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2010                              502,627  8.67 to 11.09     $5,229,931        4.12%  0.95% to 1.40%     5.96% to 8.20%
        2009                              552,938  8.18 to 10.25     $5,314,582        6.36%  0.95% to 1.40%     1.70% to 3.86%
        2008                              612,246   8.04 to 9.87     $5,700,481        8.89%  0.95% to 1.40%   -18.49% to -16.75%
        2007                              598,326  9.87 to 11.86     $6,732,587        7.16%  0.95% to 1.40%    -1.14% to 0.36%
        2006                              563,408  10.14 to 11.81    $6,330,747        3.64%  0.95% to 1.40%     1.59% to 3.14%

    Small Cap Core Portfolio
        2010                              318,758  9.95 to 17.47     $4,338,674        0.00%  0.95% to 1.40%    23.10% to 25.96%
        2009                               78,175  8.13 to 14.01       $843,217        0.69%  0.95% to 1.40%    18.66% to 21.42%
        2008                               70,506  6.84 to 11.65       $643,237        0.21%  0.95% to 1.40%   -34.17% to -32.63%
        2007                               91,537  10.39 to 17.47    $1,210,599        0.01%  0.95% to 1.40%    -8.70% to -6.57%
        2006                               93,749  11.38 to 19.13    $1,364,533        0.00%  0.95% to 1.40%    11.21% to 13.89%

   Rydex Variable Trust
    Nova Fund
        2010                               41,374   8.42 to 9.55       $380,071        0.30%  0.95% to 1.40%    17.12% to 18.83%
        2009                               26,471   7.19 to 8.04       $204,652        0.58%  0.95% to 1.40%    32.23% to 34.16%
        2008                               62,581   5.32 to 5.99       $365,183        0.24%  0.95% to 1.40%   -55.56% to -54.91%
        2007                              135,619  11.92 to 17.59    $1,777,904        2.04%  0.95% to 1.40%    -1.29% to 0.16%
        2006                               51,136  12.03 to 17.47      $668,932        1.49%  0.95% to 1.40%    16.88% to 18.17%

    NASDAQ-100 Fund
        2010                               24,474  12.93 to 17.19      $352,827        0.00%  0.95% to 1.40%    15.68% to 17.37%
        2009                               21,314  11.06 to 14.79      $262,149        0.00%  0.95% to 1.40%    48.40% to 50.56%
        2008                               22,053   7.12 to 9.92       $176,810        0.17%  0.95% to 1.40%   -43.30% to -42.46%
        2007                               15,565  12.65 to 14.55      $217,537        0.09%  0.95% to 1.40%    15.01% to 16.70%
        2006                                9,955  10.96 to 12.47      $121,670        0.00%  0.95% to 1.40%     3.59% to 4.79%

    U.S. Government Money Market Fund
        2010                              152,532  8.74 to 10.31     $1,483,157        0.01%  0.95% to 1.45%    -3.38% to -0.94%
        2009                               79,752  8.89 to 10.41       $791,751        0.02%  0.85% to 1.45%    -3.34% to -0.89%
        2008                              230,093   9.16 to 10.5     $2,296,079        0.82%  0.85% to 1.45%    -2.30% to 0.18%
        2007                              145,770  9.33 to 10.48     $1,483,977        8.83%  0.85% to 1.45%     0.76% to 2.85%
        2006                              165,366  9.26 to 10.19     $1,658,965        3.57%  0.85% to 1.45%     1.79% to 2.83%

    Inverse S&P 500 Strategy Fund
        2010                              204,436   4.61 to 6.89     $1,128,682        0.00%  0.95% to 1.40%   -19.17% to -17.74%
        2009                              144,010   5.66 to 8.46       $973,618        0.00%  0.95% to 1.40%   -29.02% to -28.23%
        2008                              153,349  7.85 to 11.91     $1,441,637        0.73%  0.95% to 1.40%    36.21% to 37.93%
        2007                              182,056   5.76 to 8.73     $1,246,814        4.93%  0.95% to 1.40%    -1.38% to -0.13%
        2006                              157,517   5.84 to 8.12     $1,084,903        9.69%  0.95% to 1.40%    -9.21% to -8.38%

    Inverse NASDAQ-100 Strategy Fund
        2010                               73,365   2.95 to 5.55       $256,003        0.00%  0.95% to 1.40%   -22.83% to -22.01%
        2009                               79,390   3.82 to 6.72       $350,956        0.03%  0.95% to 1.40%   -41.27% to -40.65%
        2008                              353,019  6.40 to 12.09     $2,605,403        0.56%  0.95% to 1.40%    44.80% to 46.62%
        2007                              238,017   4.42 to 7.89     $1,214,853        3.21%  0.95% to 1.40%   -13.22% to -12.13%
        2006                              208,961   5.09 to 9.07     $1,218,459        7.25%  0.95% to 1.40%    -3.26% to -2.48%

    Inverse Government Long Bond Strategy Fund
        2010                              194,632   5.47 to 6.46     $1,133,085        0.00%  0.95% to 1.40%   -14.58% to -13.63%
        2009                               30,043   6.56 to 7.53       $206,205        0.00%  0.95% to 1.40%    16.99% to 18.28%
        2008                               11,145   5.60 to 6.43        $66,006        0.19%  0.95% to 1.40%   -31.63% to -30.87%
        2007                               76,040   8.15 to 9.40       $644,345        5.18%  0.95% to 1.40%    -6.46% to -5.42%
        2006                               61,292  8.46 to 10.05       $551,726        4.20%  0.95% to 1.40%     4.44% to 7.13%

    US Long Short Momentum Fund
        2010                               31,461  11.52 to 13.97      $416,928        0.00%  0.95% to 1.40%    8.95% to 10.16%
        2009                               41,937  10.57 to 12.68      $508,417        0.03%  0.95% to 1.40%    24.71% to 26.09%
        2008                              229,673  8.47 to 10.06     $2,252,357        0.00%  0.95% to 1.40%   -42.03% to -41.30%
        2007                              136,715  14.59 to 17.13    $2,303,664        0.00%  0.95% to 1.40%    20.06% to 21.58%
        2006                              140,146  12.12 to 14.09    $1,947,239        0.00%  0.95% to 1.40%    9.50% to 10.34%

    Government Long Bond 1.2x Strategy
        2010                               22,680  10.78 to 11.80      $260,269       49.59%  0.95% to 1.40%     7.96% to 9.10%
        2009                                7,784  10.11 to 10.81       $80,187        0.74%  0.95% to 1.40%   -32.90% to-32.19%
        2008                               91,737  15.05 to 15.94    $1,432,811        2.68%  0.95% to 1.40%    41.98% to 43.49%
        2007                               15,471  10.61 to 11.11      $166,732        7.61%  0.95% to 1.40%     7.59% to 8.73%
        2006                                3,918  9.86 to 10.22        $39,663        2.87%  0.95% to 1.40%    -6.45% to -4.04%

    Dow 2x Strategy Fund
        2010                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2007                                7,487  12.13 to 12.45       $92,271        0.00%  0.85% to 1.45%     6.11% to 6.44%
        2006                               10,619  11.56 to 11.65      $123,294        0.15%  0.85% to 1.45%    15.60% to 16.50%

    NASDAQ-100 2x Strategy Fund
        2010                                  204   9.69 to 9.69         $1,975        0.00%  0.85% to 1.45%    33.99% to 33.99%
        2009                                  204   7.23 to 7.23         $1,477        0.00%  0.85% to 1.45%          n/a
        2008                                  206   3.38 to 3.38           $694        0.00%  0.85% to 1.45%        -73.23%
        2007                                4,920  12.56 to 12.83       $62,621        0.00%  0.85% to 1.45%    24.95% to 26.16%
        2006                               11,676  10.05 to 10.13      $117,882        0.08%  0.85% to 1.45%     0.50% to 1.30%

    S&P 500 2x Strategy Fund
        2010                                1,269   6.03 to 6.03         $7,651        0.00%  0.85% to 1.45%    22.43% to 22.43%
        2009                                1,336   4.93 to 4.93         $6,580        0.00%  0.85% to 1.45%        -42.73%
        2008                                1,336   3.45 to 3.45         $4,611        0.00%  0.85% to 1.45%        -68.77%
        2007                                7,343  10.98 to 11.26       $81,498        0.00%  0.85% to 1.45%    -2.31% to -0.88%
        2006                                1,654  11.24 to 11.32       $18,607        1.80%  0.85% to 1.45%    12.40% to 13.20%

    Inverse Dow 2x Strategy Fund
        2010                                  444   4.42 to 4.42         $1,959        0.00%  0.85% to 1.45%   -31.78% to -31.78%
        2009                                  444   6.47 to 6.47         $2,877        0.00%  0.85% to 1.45%          n/a
        2008                                  447  11.91 to 11.91        $5,287        0.00%  0.85% to 1.45%          n/a
        2007                              200,044   7.49 to 7.67     $1,499,992        0.00%  0.85% to 1.45%   -11.67% to -10.40%
        2006                              449,359   8.48 to 8.56     $3,811,981        2.95%  0.85% to 1.45%   -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
        2010                              143,670  11.76 to 13.09    $1,797,968       15.82%  0.85% to 1.45%    12.99% to 14.76%
        2009                              212,610  10.68 to 11.45    $2,338,651        6.18%  0.85% to 1.45%    13.52% to 14.03%
        2008                              170,541   9.46 to 9.76     $1,626,885       10.27%  0.85% to 1.45%    -7.56% to -7.01%
        2007                              132,117  10.23 to 10.36    $1,359,264        8.34%  0.85% to 1.45%         2.32%
        2006                               33,761  10.06 to 10.11      $340,470        2.16%  0.85% to 1.45%     0.60% to 1.10%

    Asia 30
        2010                              130,438  12.52 to 13.91    $1,755,102        0.05%  0.85% to 1.45%    10.16% to 12.44%
        2009                              319,585  11.33 to 12.37    $3,857,475        0.78%  0.85% to 1.45%    49.42% to 52.21%
        2008                              343,564   7.74 to 8.13     $2,732,456        0.86%  0.85% to 1.45%   -52.36% to -51.46%
        2007                              150,329  16.24 to 16.74    $2,480,188        0.10%  0.85% to 1.45%    43.14% to 45.83%
        2006                               50,295  11.34 to 11.48      $576,421        0.01%  0.85% to 1.45%    13.40% to 14.80%

    Banks
        2010                               86,631   3.76 to 4.08       $340,287        0.46%  0.85% to 1.45%     5.14% to 6.67%
        2009                               15,345   3.58 to 3.78        $56,946        7.38%  0.85% to 1.45%    -7.08% to -6.19%
        2008                               15,668   3.83 to 4.02        $61,364       25.00%  0.85% to 1.45%   -48.21% to -48.21%
        2007                                  874       7.55             $6,601        5.26%  0.85% to 1.45%        -33.71%
        2006                                  537      10.68             $5,728        0.01%  0.85% to 1.45%         6.80%

    Basic Materials
        2010                              116,286  11.28 to 12.61    $1,404,831        0.54%  0.85% to 1.45%    24.99% to 28.02%
        2009                              210,561   9.02 to 9.85     $1,992,679        0.42%  0.85% to 1.45%    56.47% to 59.88%
        2008                               83,270   5.77 to 6.11       $493,004        0.89%  0.85% to 1.45%   -52.91% to -52.17%
        2007                               43,055  12.44 to 12.80      $539,535        0.12%  0.85% to 1.45%    28.17% to 28.69%
        2006                                2,610   9.89 to 9.92        $25,826        0.00%  0.85% to 1.45%    -1.10% to -0.80%

    Bear
        2010                               55,228   6.84 to 7.49       $395,869        0.00%  0.85% to 1.45%   -20.43% to -18.86%
        2009                              126,631   8.41 to 9.24     $1,124,150        0.47%  0.85% to 1.45%   -30.49% to -28.98%
        2008                              123,355  12.17 to 12.88    $1,548,508        0.40%  0.85% to 1.45%    35.85% to 37.28%
        2007                                6,311   9.14 to 9.30        $58,119        4.20%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Biotechnology
        2010                               13,262  9.76 to 10.40       $134,319        0.00%  0.85% to 1.45%     2.46% to 3.18%
        2009                               15,930  9.56 to 10.19       $156,845        0.00%  0.85% to 1.45%     0.65% to 2.02%
        2008                                8,918  9.54 to 10.02        $86,875        0.00%  0.85% to 1.45%    -0.88% to 0.42%
        2007                                3,534   9.76 to 9.98        $34,638        0.00%  0.85% to 1.45%    -3.80% to -3.65%
        2006                                  138  10.15 to 10.16        $1,405        0.00%  0.85% to 1.45%     1.50% to 1.60%

    Bull
        2010                              239,419   8.28 to 9.27     $2,128,414        0.15%  0.85% to 1.45%    8.60% to 11.01%
        2009                              519,948   7.65 to 8.31     $4,146,270        0.15%  0.85% to 1.45%    20.37% to 21.88%
        2008                               20,170   6.45 to 6.67       $132,884        0.00%  0.85% to 1.45%   -39.21% to -39.12%
        2007                               18,861  10.80 to 10.86      $204,524        0.14%  0.85% to 1.45%     0.83% to 0.98%
        2006                               39,957  10.71 to 10.79      $429,651        0.00%  0.85% to 1.45%     7.10% to 7.90%

    Consumer Goods
        2010                              179,305  10.54 to 11.68    $1,982,574        0.46%  0.85% to 1.45%    13.90% to 15.56%
        2009                                6,786  9.52 to 10.04        $65,359        1.38%  0.85% to 1.45%          n/a
        2008                                  446   8.04 to 8.22         $3,617       30.37%  0.85% to 1.45%          n/a
        2007                                  706  11.44 to 11.51        $8,087        0.59%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Consumer Services
        2010                              111,478  9.18 to 10.27     $1,091,045        0.00%  0.85% to 1.45%    16.98% to 19.52%
        2009                               17,944   7.85 to 8.50       $145,921        0.00%  0.85% to 1.45%    27.51% to 27.51%
        2008                                  340   6.40 to 6.42         $2,185        0.00%  0.85% to 1.45%   -33.22% to -33.12%
        2007                                  317   9.58 to 9.60         $3,046        0.00%  0.85% to 1.45%   -10.70% to -10.57%
        2006                                  132  10.73 to 10.74        $1,405        0.00%  0.85% to 1.45%     7.30% to 7.40%

    Dow 30
        2010                               16,857   8.90 to 9.91       $155,833        0.00%  0.85% to 1.45%     6.21% to 8.68%
        2009                               11,767   8.38 to 9.11       $101,032        1.48%  0.85% to 1.45%          n/a
        2008                                4,573   7.61 to 7.83        $35,724        0.53%  0.85% to 1.45%          n/a
        2007                                1,191      12.41            $14,782        0.07%  0.85% to 1.45%         10.41%
        2006                                7,995  11.21 to 11.27       $89,881        0.00%  0.85% to 1.45%    12.10% to 12.70%

    Emerging Markets
        2010                              109,461   8.04 to 8.63       $916,817        0.00%  0.85% to 1.45%     5.89% to 8.35%
        2009                              418,832   7.58 to 7.96     $3,280,242        0.09%  0.85% to 1.45%    58.11% to 59.86%
        2008                              134,420   4.90 to 4.96       $663,484        0.03%  0.85% to 1.45%   -51.09% to -51.09%
        2007                              118,105      10.08         $1,190,766        0.00%  0.85% to 1.45%          n/a

    Europe 30
        2010                               22,270   7.78 to 8.58       $180,568        1.22%  0.85% to 1.45%    -0.85% to 1.21%
        2009                               54,984   7.79 to 8.48       $449,017        4.38%  0.85% to 1.45%    28.06% to 30.26%
        2008                                5,847   6.19 to 6.48        $37,067        2.28%  0.85% to 1.45%   -45.80% to -44.87%
        2007                               10,092  11.42 to 11.75      $116,830        7.48%  0.85% to 1.45%    11.01% to 12.81%
        2006                                7,425  10.30 to 10.41       $77,028        0.04%  0.85% to 1.45%     3.00% to 4.10%

    Falling U.S. Dollar
        2010                               13,160   8.82 to 9.12       $117,509        0.00%  0.85% to 1.45%    -4.80% to -3.85%
        2009                               11,097   9.29 to 9.49       $103,909        1.06%  0.85% to 1.45%     1.12% to 1.37%
        2008                               33,122   9.17 to 9.28       $303,931        0.01%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Financials
        2010                               19,222   4.93 to 5.19        $95,946        0.50%  0.85% to 1.45%     7.65% to 8.84%
        2009                               74,722   4.58 to 4.86       $346,750        2.40%  0.85% to 1.45%    11.66% to 13.41%
        2008                              136,516   4.09 to 4.28       $563,595        1.61%  0.85% to 1.45%   -52.06% to -51.89%
        2007                               65,277   8.54 to 8.71       $559,738        1.82%  0.85% to 1.45%        -21.32%
        2006                                6,933  10.91 to 11.00       $75,657        0.00%  0.85% to 1.45%    9.10% to 10.00%

    Health Care
        2010                              186,627  9.08 to 10.06     $1,758,594        0.27%  0.85% to 1.45%    -0.14% to 1.01%
        2009                              133,041   9.38 to 9.78     $1,255,925        0.63%  0.85% to 1.45%    16.08% to 17.42%
        2008                              161,382   7.92 to 8.42     $1,308,798        0.32%  0.85% to 1.45%   -26.61% to -26.36%
        2007                              100,227  10.91 to 11.24    $1,103,880        0.00%  0.85% to 1.45%         3.67%
        2006                                7,016  10.63 to 10.69       $74,635        0.00%  0.85% to 1.45%     6.30% to 6.90%

    Industrials
        2010                               66,309   8.72 to 9.71       $619,538        0.49%  0.85% to 1.45%    19.26% to 21.85%
        2009                               19,078   7.31 to 7.91       $144,527        0.66%  0.85% to 1.45%    20.31% to 21.82%
        2008                                3,186   6.21 to 6.42        $19,828        0.28%  0.85% to 1.45%   -42.31% to -41.58%
        2007                                3,516  10.77 to 11.08       $38,054        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International
        2010                               29,369   6.65 to 6.94       $198,707        0.00%  0.85% to 1.45%     4.62% to 5.78%
        2009                                2,575   6.36 to 6.51        $16,690        0.04%  0.85% to 1.45%          n/a
        2008                                2,283   5.25 to 5.34        $12,099       28.31%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Internet
        2010                               54,621  12.52 to 13.88      $727,375        0.00%  0.85% to 1.45%    31.02% to 33.53%
        2009                               35,335  9.69 to 10.39       $355,848        0.00%  0.85% to 1.45%    71.70% to 73.68%
        2008                               20,420   5.64 to 5.82       $115,647        0.00%  0.85% to 1.45%   -46.52% to -45.95%
        2007                               17,586  10.58 to 10.89      $186,420        1.62%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Japan
        2010                               81,428   4.83 to 5.38       $421,503        0.00%  0.85% to 1.45%    -8.57% to -8.29%
        2009                               35,331   5.63 to 5.85       $202,206        1.26%  0.85% to 1.45%         8.25%
        2008                               65,161   4.88 to 5.29       $344,642       10.78%  0.85% to 1.45%        -41.96%
        2007                               20,635   9.11 to 9.16       $188,086       20.73%  0.85% to 1.45%   -11.81% to -11.50%
        2006                               15,982  10.25 to 10.36      $165,495        0.00%  0.85% to 1.45%     2.50% to 3.60%

    Large-Cap Growth
        2010                              105,792  9.16 to 10.25     $1,037,910        0.03%  0.85% to 1.45%    9.51% to 11.61%
        2009                               27,406   8.46 to 9.14       $242,991        0.00%  0.85% to 1.45%    25.52% to 27.42%
        2008                               46,257   6.79 to 7.07       $324,839        0.00%  0.85% to 1.45%   -37.27% to -36.67%
        2007                               46,285  10.90 to 11.21      $514,296        0.00%  0.85% to 1.45%         4.88%
        2006                                2,895      10.62            $30,738        0.00%  0.85% to 1.45%         6.20%

    Large-Cap Value
        2010                              185,593   7.63 to 8.34     $1,499,058        0.15%  0.85% to 1.45%    9.72% to 11.33%
        2009                                9,387   7.07 to 7.46        $68,585        0.15%  0.85% to 1.45%    17.04% to 17.33%
        2008                               37,790   6.20 to 6.26       $235,542        1.33%  0.85% to 1.45%   -41.68% to -41.53%
        2007                                8,203  10.66 to 10.75       $87,644        0.43%  0.85% to 1.45%    -1.80% to -1.40%
        2006                               26,930  10.81 to 10.91      $292,871        0.00%  0.85% to 1.45%     8.10% to 9.10%

    Mid-Cap
        2010                               34,429   9.12 to 9.69       $326,597        0.00%  0.85% to 1.45%    20.63% to 22.14%
        2009                              110,587   7.68 to 7.97       $868,706        0.00%  0.85% to 1.45%          n/a
        2008                                1,025   6.00 to 6.00         $6,152        1.01%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Mid-Cap Growth
        2010                              144,615  9.98 to 11.16     $1,548,426        0.00%  0.85% to 1.45%    24.32% to 26.63%
        2009                               75,328   8.24 to 8.85       $649,763        0.00%  0.85% to 1.45%    34.10% to 35.71%
        2008                                8,137   6.18 to 6.38        $51,504        0.00%  0.85% to 1.45%   -40.12% to -39.97%
        2007                               71,363  10.38 to 10.71      $752,104        0.00%  0.85% to 1.45%     9.36% to 9.52%
        2006                                2,318   9.67 to 9.68        $22,439        0.00%  0.85% to 1.45%    -3.30% to -3.20%

    Mid-Cap Value
        2010                               46,914   8.68 to 9.66       $430,499        2.32%  0.85% to 1.45%    16.49% to 18.60%
        2009                               21,898   7.57 to 8.17       $173,569        1.23%  0.85% to 1.45%    26.62% to 28.41%
        2008                               12,651   5.99 to 6.22        $77,820        0.00%  0.85% to 1.45%   -38.34% to -37.56%
        2007                               24,955  9.73 to 10.01       $247,603        1.86%  0.85% to 1.45%    -2.18% to -1.04%
        2006                                3,903  9.96 to 10.04        $39,179        0.04%  0.85% to 1.45%    -0.40% to 0.40%

    Money Market
        2010                            2,719,643  8.97 to 10.11    $26,097,031        0.02%  0.85% to 1.45%    -3.76% to -1.27%
        2009                            3,131,362  9.32 to 10.24    $30,776,897        0.04%  0.85% to 1.45%    -3.60% to -1.26%
        2008                            3,644,923  9.73 to 10.37    $36,756,488        0.47%  0.85% to 1.45%    -2.69% to -0.47%
        2007                            1,181,204  10.03 to 10.42   $12,092,204        6.23%  0.85% to 1.45%     0.17% to 2.31%
        2006                               99,346  10.03 to 10.17    $1,002,360        3.25%  0.85% to 1.45%     0.30% to 1.70%

    Oil & Gas
        2010                              319,228  10.00 to 11.18    $3,337,725        0.34%  0.85% to 1.45%    13.77% to 16.24%
        2009                              273,281   8.87 to 9.62     $2,486,236        0.00%  0.85% to 1.45%    11.58% to 13.72%
        2008                              179,185   6.78 to 8.38     $1,449,233        0.00%  0.85% to 1.45%   -38.97% to -37.92%
        2007                              167,537  13.13 to 13.50    $2,224,050        0.00%  0.85% to 1.45%    28.93% to 29.97%
        2006                                5,479  10.28 to 10.33       $56,387        0.00%  0.85% to 1.45%     2.80% to 3.30%

    NASDAQ-100
        2010                              376,111  10.58 to 11.83    $4,225,843        0.00%  0.85% to 1.45%    13.95% to 16.72%
        2009                              358,797  9.25 to 10.14     $3,472,874        0.00%  0.85% to 1.45%    47.15% to 49.00%
        2008                               17,227   6.41 to 6.63       $111,549        0.00%  0.85% to 1.45%        -44.25%
        2007                               13,106  11.55 to 11.85      $151,767        0.00%  0.85% to 1.45%         15.34%
        2006                                5,715  10.16 to 10.21       $58,096        0.00%  0.85% to 1.45%     1.60% to 2.10%

    Pharmaceuticals
        2010                               17,298   9.16 to 9.94       $163,160        0.89%  0.85% to 1.45%    -2.74% to -1.36%
        2009                                7,417   9.44 to 9.94        $73,029        1.69%  0.85% to 1.45%    14.52% to 14.70%
        2008                                1,160   8.61 to 8.65        $10,002        1.52%  0.85% to 1.45%   -21.15% to -21.03%
        2007                                1,287  10.92 to 10.95       $14,064        2.96%  0.85% to 1.45%         0.38%
        2006                                  223      10.91             $2,437        0.01%  0.85% to 1.45%         9.10%

    Precious Metals
        2010                              416,773  11.23 to 12.56    $4,898,793        0.00%  0.85% to 1.45%    28.11% to 31.21%
        2009                              320,379   8.77 to 9.57     $2,934,499        1.08%  0.85% to 1.45%    30.86% to 33.25%
        2008                              114,794   6.78 to 7.12       $796,192        3.33%  0.85% to 1.45%   -32.88% to -31.83%
        2007                               92,297  10.18 to 10.44      $953,254        1.84%  0.85% to 1.45%    19.24% to 20.14%
        2006                                6,556   8.60 to 8.64        $56,464        0.00%  0.85% to 1.45%   -14.00% to -13.60%

    Real Estate
        2010                              101,382   7.72 to 8.47       $806,391        4.47%  0.85% to 1.45%    20.59% to 22.77%
        2009                               97,817   6.38 to 6.97       $646,329       10.60%  0.85% to 1.45%    23.99% to 25.49%
        2008                                2,068   5.43 to 5.26        $11,083        0.00%  0.85% to 1.45%   -43.06% to -42.37%
        2007                               15,376   9.21 to 9.42       $142,186        1.79%  0.85% to 1.45%   -21.81 to -21.13%
        2006                               11,739  11.87 to 11.95      $139,592        1.09%  0.85% to 1.45%    18.70 to 19.50%

    Rising Rates Opportunity
        2010                              779,978   5.14 to 5.75     $4,279,873        0.00%  0.85% to 1.45%   -18.92% to -17.11%
        2009                              221,982   6.40 to 6.94     $1,487,884        0.31%  0.85% to 1.45%    28.41% to 29.70%
        2008                               15,745   5.03 to 5.23        $81,177        3.69%  0.85% to 1.45%   -39.97% to -39.14%
        2007                                7,056   8.41 to 8.65        $60,495       64.55%  0.85% to 1.45%    -7.04% to -6.66%
        2006                                2,270   9.25 to 9.27        $20,989        0.03%  0.85% to 1.45%    -7.50% to -7.30%

    Semiconductor
        2010                                5,449   7.83 to 8.30        $44,313        0.04%  0.85% to 1.45%    8.87% to 10.24%
        2009                              241,377   7.04 to 7.69     $1,785,948        0.00%  0.85% to 1.45%          n/a
        2008                                  176   4.64 to 4.64           $816        0.00%  0.85% to 1.45%          n/a
        2007                                  172       9.48             $1,633        0.00%  0.85% to 1.45%         4.81%
        2006                                4,950   9.02 to 9.06        $44,681        0.00%  0.85% to 1.45%    -9.80% to -9.40%

    Short Dow 30
        2010                                5,046   5.79 to 6.30        $31,215        0.00%  0.85% to 1.45%   -24.25% to -22.87%
        2009                                2,802   7.65 to 8.17        $22,342        0.00%  0.85% to 1.45%        -27.42%
        2008                                4,182  10.67 to 11.02       $45,384        0.44%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Emerging Markets
        2010                              143,188   4.90 to 5.26       $723,077        0.00%  0.85% to 1.45%   -21.03% to -20.44%
        2009                                4,499   6.27 to 6.37        $28,600        0.00%  0.85% to 1.45%        -50.11%
        2008                                  183  12.70 to 12.70        $2,322        0.16%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short International
        2010                               12,681   7.64 to 7.94        $98,759        0.00%  0.85% to 1.45%   -16.97% to -16.26%
        2009                               20,401   9.31 to 9.59       $191,873       -0.01%  0.85% to 1.45%   -32.17% to -32.00%
        2008                                1,134  13.72 to 13.76       $15,593        0.02%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Mid-Cap
        2010                                1,045   5.48 to 5.69         $5,840        0.00%  0.85% to 1.45%   -28.11% to -27.53%
        2009                               69,524   7.42 to 8.14       $542,722        0.89%  0.85% to 1.45%   -37.68% to -36.39%
        2008                               50,054  12.01 to 12.69      $614,579        0.11%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short NASDAQ-100
        2010                                6,774   5.28 to 5.57        $36,308        0.00%  0.85% to 1.45%   -23.59% to -22.86%
        2009                               92,336   6.72 to 7.38       $653,427        1.27%  0.85% to 1.45%   -42.76% to -41.57%
        2008                               64,964  11.86 to 12.52      $787,309        0.32%  0.85% to 1.45%    44.50% to 44.72%
        2007                               18,685   8.45 to 8.62       $160,943        3.48%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Small-Cap
        2010                               29,056   5.30 to 5.78       $160,529        0.00%  0.85% to 1.45%   -31.22% to -29.93%
        2009                              205,275   7.54 to 8.28     $1,622,914        1.10%  0.85% to 1.45%   -34.77% to -33.41%
        2008                               76,750  11.66 to 12.32      $914,786        0.40%  0.85% to 1.45%         20.83%
        2007                                  764       9.90             $7,560        4.16%  0.85% to 1.45%         1.78%
        2006                                5,483   9.73 to 9.80        $53,546        0.00%  0.85% to 1.45%    -2.70% to -2.00%

    Small-Cap
        2010                               70,004   8.60 to 9.42       $631,227        0.00%  0.85% to 1.45%    20.50% to 22.87%
        2009                              169,877   7.13 to 7.74     $1,281,454        0.00%  0.85% to 1.45%    21.98% to 23.82%
        2008                                9,677   5.89 to 6.13        $58,323        0.51%  0.85% to 1.45%   -36.69% to -36.56%
        2007                                3,000   9.53 to 9.71        $28,846        0.12%  0.85% to 1.45%    -4.79% to -4.16%
        2006                               85,977  9.97 to 10.07       $861,558        0.00%  0.85% to 1.45%    -0.30% to 0.70%

    Small-Cap Growth
        2010                              102,231  9.04 to 10.07       $996,080        0.00%  0.85% to 1.45%    21.28% to 23.98%
        2009                               71,490   7.48 to 8.15       $553,261        0.00%  0.85% to 1.45%    22.13% to 23.61%
        2008                                3,180   6.21 to 6.42        $20,161        0.00%  0.85% to 1.45%        -35.83%
        2007                               14,157  9.77 to 10.01       $140,143        0.00%  0.85% to 1.45%         -1.83%
        2006                                  359       9.73             $3,498        0.00%  0.85% to 1.45%         -2.70%

    Small-Cap Value
        2010                               32,737   8.22 to 9.15       $284,341        0.22%  0.85% to 1.45%    18.14% to 20.23%
        2009                                6,385   7.03 to 7.56        $46,931        0.32%  0.85% to 1.45%    16.49% to 18.02%
        2008                               18,045   5.82 to 6.30       $112,531        0.00%  0.85% to 1.45%   -32.91% to -32.06%
        2007                                6,005   9.08 to 9.29        $55,558        0.00%  0.85% to 1.45%   -10.12% to -9.02%
        2006                               10,525  10.12 to 10.20      $107,255        0.00%  0.85% to 1.45%     1.20% to 2.00%

    Technology
        2010                               27,164  10.23 to 11.02      $286,738        0.00%  0.85% to 1.45%     7.25% to 8.70%
        2009                              170,332  9.41 to 10.27     $1,673,080        0.00%  0.85% to 1.45%    56.50% to 58.47%
        2008                              109,427   6.35 to 6.14       $677,277        0.00%  0.85% to 1.45%   -46.06% to -45.38%
        2007                               74,806  11.39 to 11.72      $856,280        0.00%  0.85% to 1.45%    11.29% to 12.26%
        2006                                6,585  10.29 to 10.38       $67,807        0.00%  0.85% to 1.45%     2.90% to 3.80%

    Telecommunications
        2010                                4,260   9.15 to 9.61        $40,645        0.45%  0.85% to 1.45%    12.16% to 13.23%
        2009                              198,659   7.95 to 8.68     $1,658,628        0.33%  0.85% to 1.45%     3.42% to 5.46%
        2008                               13,244   7.71 to 8.13       $105,624        9.47%  0.85% to 1.45%   -36.37% to -35.92%
        2007                                3,528  12.35 to 12.57       $44,174        0.81%  0.85% to 1.45%    12.35% to 12.57%
        2006                                4,786  11.76 to 11.86       $56,344        0.01%  0.85% to 1.45%    17.60% to 18.60%

    U.S. Government Plus
        2010                               46,903  11.41 to 12.71      $561,226        2.27%  0.85% to 1.45%     6.58% to 7.97%
        2009                               18,971  10.93 to 11.47      $214,117        0.03%  0.85% to 1.45%   -34.28% to -33.92%
        2008                               16,795  16.90 to 17.54      $290,233        1.21%  0.85% to 1.45%    46.84% to 47.43%
        2007                                5,126  11.82 to 11.90       $60,715        2.74%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    UltraBull
        2010                              506,783   5.59 to 6.25     $2,996,271        0.00%  0.85% to 1.45%    17.73% to 20.59%
        2009                            1,078,940   4.73 to 5.18     $5,360,014        0.89%  0.85% to 1.45%    41.07% to 42.63%
        2008                               19,004   3.52 to 3.62        $67,527        3.40%  0.85% to 1.45%   -68.19% to -67.85%
        2007                               26,414  11.04 to 11.28      $293,661        0.79%  0.85% to 1.45%    -1.60% to -0.71%
        2006                               12,179  11.25 to 11.31      $137,179        0.00%  0.85% to 1.45%    12.50% to 13.10%

    UltraMid-Cap
        2010                              131,286   6.89 to 7.71       $960,431        0.00%  0.85% to 1.45%    45.11% to 47.60%
        2009                              102,960   4.88 to 5.22       $513,082        0.15%  0.85% to 1.45%    61.45% to 63.48%
        2008                               68,807   2.69 to 3.19       $214,672        2.63%  0.85% to 1.45%   -68.29% to -67.90%
        2007                               30,158   9.65 to 9.93       $295,434        2.52%  0.85% to 1.45%     2.82% to 4.12%
        2006                               95,330   9.36 to 9.47       $897,937        0.00%  0.85% to 1.45%    -6.40% to -5.30%

    UltraNASDAQ-100
        2010                               33,228   8.94 to 9.73       $309,784        0.00%  0.85% to 1.45%    30.32% to 32.68%
        2009                              391,866   6.84 to 7.50     $2,828,106        0.00%  0.85% to 1.45%   111.81% to 116.52%
        2008                              494,338   3.26 to 3.46     $1,666,194        0.00%  0.85% to 1.45%   -73.55% to -73.10%
        2007                              173,463  12.46 to 12.87    $2,200,943        0.00%  0.85% to 1.45%         25.74%
        2006                                1,805      10.10            $18,224        0.00%  0.85% to 1.45%         1.00%

    UltraShort Dow30
        2010                              105,482   4.49 to 4.72       $478,261        0.00%  0.85% to 1.45%   -35.92% to -34.89%
        2009                               57,058   7.01 to 7.25       $404,663        0.11%  0.85% to 1.45%        -47.02%
        2008                                6,611  13.40 to 13.69       $89,831       11.37%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    UltraShort NASDAQ-100
        2010                              479,721   3.39 to 3.63     $1,670,172        0.00%  0.85% to 1.45%   -43.06% to -42.05%
        2009                               53,528   5.97 to 6.19       $327,089        0.46%  0.85% to 1.45%   -65.08% to -64.97%
        2008                               27,850  17.36 to 17.59      $485,785        2.47%  0.85% to 1.45%          n/a
        2007                                  833       9.80             $8,165        0.00%  0.85% to 1.45%          n/a

    UltraSmall-Cap
        2010                              168,411   5.18 to 5.80       $931,565        0.00%  0.85% to 1.45%    43.56% to 46.38%
        2009                               63,475   3.68 to 3.94       $241,258        0.29%  0.85% to 1.45%    36.37% to 38.23%
        2008                               80,726   2.70 to 2.86       $225,087        0.99%  0.85% to 1.45%   -67.11% to -66.63%
        2007                               35,465   8.36 to 8.57       $299,996        0.47%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Utilities
        2010                               29,135  9.53 to 10.41       $289,918        0.36%  0.85% to 1.45%     2.72% to 4.11%
        2009                               24,366   9.47 to 9.95       $238,605        3.65%  0.85% to 1.45%     7.36% to 8.76%
        2008                                7,762   8.82 to 9.23        $69,402        8.09%  0.85% to 1.45%   -32.82% to -31.66%
        2007                               11,379  13.13 to 13.51      $150,868        0.47%  0.85% to 1.45%    12.53% to 13.61%
        2006                               46,487  11.72 to 11.82      $545,070        0.00%  0.85% to 1.45%    17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2010                              564,648  13.48 to 50.67   $20,767,055        0.32%  0.85% to 1.45%    24.50% to 28.01%
        2009                              536,922  10.78 to 39.86   $16,440,870        0.24%  0.85% to 1.45%    51.74% to 56.05%
        2008                              476,308  7.15 to 25.72     $9,533,690        0.38%  0.85% to 1.45%   -48.02% to -46.64%
        2007                              528,838  13.80 to 48.54   $20,156,629        0.10%  0.85% to 1.45%    40.76% to 43.98%
        2006                              394,139  9.86 to 33.95    $11,138,867        0.06%  0.85% to 1.45%    -1.40% to 23.33%

    Emerging Markets Fund
        2010                              125,306  19.76 to 41.94    $4,386,760        0.56%  0.95% to 1.40%    22.67% to 25.64%
        2009                              324,446  15.89 to 33.62    $8,612,330        0.07%  0.95% to 1.40%   106.16% to 111.16%
        2008                              170,422  7.61 to 15.74     $2,158,848        0.00%  0.95% to 1.40%   -65.95% to -65.11%
        2007                              238,513  22.03 to 46.28    $8,978,925        0.39%  0.95% to 1.40%    33.06% to 36.31%
        2006                              273,734  16.34 to 34.19    $7,680,258        0.37%  0.95% to 1.40%    36.22% to 38.20%

    Global Bond Fund
        2010                               93,668  11.89 to 16.68    $1,489,311        3.73%  0.95% to 1.40%     4.04% to 5.19%
        2009                              105,610  11.43 to 15.86    $1,583,454        2.32%  0.95% to 1.40%     3.83% to 4.98%
        2008                               62,748  11.00 to 15.11      $873,368        8.48%  0.95% to 1.40%     1.50% to 2.63%
        2007                               34,174  10.83 to 14.72      $474,634        4.86%  0.95% to 1.40%     7.47% to 8.67%
        2006                               28,977  10.07 to 13.55      $362,344        6.62%  0.95% to 1.40%     4.35% to 5.53%

    Worldwide Real Estate Fund
        2009                                    -        -                   $0        0.00%  0.95% to 1.40%          n/a
        2008                              199,002  5.06 to 12.74     $1,435,883        5.57%  0.95% to 1.40%   -56.61% to -55.54%
        2007                              183,261  11.44 to 28.65    $3,480,080        0.99%  0.95% to 1.40%    -2.45% to -0.07%
        2006                              125,028  11.50 to 28.67    $2,673,648        1.14%  0.95% to 1.40%    28.15% to 25.15%

   Janus Aspen Series
    Growth and Income Portfolio
        2010                                    -        -                   $0        0.97%  0.95% to 1.40%          n/a
        2009                               23,509  9.79 to 13.77       $309,512        0.80%  0.95% to 1.40%    35.98% to 37.97%
        2008                               30,073   7.17 to 9.98       $287,516        0.79%  0.95% to 1.40%   -42.57% to -41.73%
        2007                               40,934  12.44 to 17.12      $672,799        0.00%  0.95% to 1.40%     6.16% to 7.72%
        2006                               32,765  11.67 to 15.90      $501,607        2.07%  0.95% to 1.40%     5.90% to 7.07%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2010                            2,686,254  12.13 to 14.86   $37,862,526        2.73%  0.85% to 1.45%     4.08% to 7.08%
        2009                            2,896,668  11.63 to 13.88   $38,169,100        4.94%  0.85% to 1.45%    9.95% to 12.96%
        2008                            2,968,051  10.57 to 12.29   $34,987,198        4.66%  0.85% to 1.45%     1.08% to 3.80%
        2007                            2,778,423  10.46 to 11.84   $31,782,014        5.12%  0.85% to 1.45%     4.88% to 7.71%
        2006                            2,349,280  9.97 to 10.99    $25,087,201        4.46%  0.85% to 1.45%     0.20% to 2.90%

    Low Duration Portfolio
        2010                              654,472  10.41 to 12.76    $7,768,442        1.82%  0.85% to 1.45%     1.57% to 4.29%
        2009                            1,060,821  10.25 to 12.24   $12,158,287        1.64%  0.85% to 1.45%    9.31% to 12.25%
        2008                              215,399  9.38 to 10.90     $2,251,914        5.50%  0.85% to 1.45%    -3.95% to -1.36%
        2007                              119,635  9.77 to 11.05     $1,283,734        4.81%  0.85% to 1.45%     3.54% to 6.34%
        2006                               74,616  9.43 to 10.39       $758,175        3.83%  0.85% to 1.45%     0.32% to 2.97%

    High Yield Portfolio
        2010                            1,329,415  11.27 to 16.13   $17,908,306        7.43%  0.85% to 1.45%    10.19% to 13.37%
        2009                            1,258,883  10.28 to 14.22   $15,371,046        7.52%  0.85% to 1.45%    35.04% to 38.94%
        2008                              593,773  7.61 to 10.24     $5,456,913        7.52%  0.85% to 1.45%   -26.04% to -24.24%
        2007                              510,428  10.43 to 13.51    $6,565,689        7.48%  0.85% to 1.45%     0.07% to 2.52%
        2006                              370,875  10.72 to 13.18    $4,747,553        6.64%  0.85% to 1.45%     5.51% to 8.03%

    Real Return Portfolio
        2010                              450,280  11.34 to 14.49    $6,043,790        1.57%  0.85% to 1.45%     4.28% to 7.08%
        2009                              629,988  10.95 to 13.53    $7,976,259        2.81%  0.85% to 1.45%    14.18% to 17.24%
        2008                              369,693  9.57 to 11.54     $3,985,026        5.88%  0.85% to 1.45%   -10.11% to -7.91%
        2007                              288,934  10.78 to 12.53    $3,493,905        4.69%  0.85% to 1.45%     6.97% to 9.58%
        2006                              245,471  9.94 to 11.44     $2,744,513        4.11%  0.85% to 1.45%    -2.60% to -0.26%

    All Asset Portfolio
        2010                              115,843  11.51 to 12.82    $1,404,847        6.74%  0.85% to 1.45%    9.28% to 11.43%
        2009                               80,190  10.71 to 11.50      $893,702        2.25%  0.85% to 1.45%    13.23% to 14.76%
        2008                               76,942   9.14 to 9.57       $753,352        8.63%  0.85% to 1.45%   -17.53% to -17.53%
        2007                                  931      11.48            $10,693        7.45%  0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2010                              422,174  7.70 to 10.47     $4,161,507        0.59%  0.85% to 1.45%    25.40% to 28.89%
        2009                              339,009   6.14 to 8.12     $2,650,161        1.12%  0.85% to 1.45%    23.53% to 26.47%
        2008                              363,402   5.04 to 6.42     $2,251,894        0.70%  0.85% to 1.45%   -36.14% to -34.65%
        2007                              369,447   8.15 to 9.83     $3,526,618        1.06%  0.85% to 1.45%   -19.17% to -17.28%
        2006                              260,126  9.90 to 11.88     $3,021,598        1.29%  0.85% to 1.45%    8.75% to 11.13%

    Large Cap Value Fund
        2010                               27,903  9.77 to 10.63       $290,585        0.66%  0.95% to 1.40%    9.00% to 10.15%
        2009                               40,242   8.96 to 9.65       $382,326        1.66%  0.95% to 1.40%    15.98% to 17.20%
        2008                               43,479   7.73 to 8.23       $352,852        2.07%  0.95% to 1.40%   -35.92% to -35.14%
        2007                               45,450  12.04 to 12.69      $571,961        1.94%  0.95% to 1.40%    -0.53% to 0.53%
        2006                               41,128  12.10 to 12.63      $516,031        1.88%  0.95% to 1.40%    20.16% to 21.56%

    Mid Cap Value Fund
        2010                              410,725  11.09 to 13.58    $5,402,048        0.78%  0.95% to 1.40%    21.07% to 23.82%
        2009                              285,700  9.21 to 10.97     $3,038,668        2.02%  0.95% to 1.40%    28.96% to 31.89%
        2008                              210,711   7.11 to 8.32     $1,713,790        1.34%  0.95% to 1.40%   -38.77% to -37.65%
        2007                              160,330  12.47 to 13.34    $2,104,830        1.22%  0.95% to 1.40%     0.74% to 2.22%
        2006                               52,003  12.33 to 13.06      $670,680        1.39%  0.95% to 1.40%    13.85% to 15.17%

   Nueberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2010                              218,952   8.57 to 9.24     $1,965,677        0.00%  0.95% to 1.40%    17.19% to 18.48%
        2009                               63,556   7.38 to 7.80       $487,815        0.00%  0.95% to 1.40%    20.68% to 21.59%
        2008                               17,149   6.22 to 6.41       $108,804        0.00%  0.95% to 1.40%   -40.50% to -40.05%
        2007                               20,560  10.46 to 10.70      $217,365        0.00%  0.95% to 1.40%    -1.19% to -0.44%
        2006                               20,730  10.51 to 10.74      $220,995        0.00%  0.95% to 1.40%     3.52% to 4.17%

    Mid-Cap Growth Portfolio
        2010                              135,682  13.33 to 14.55    $1,906,291        0.00%  0.95% to 1.40%    25.70% to 27.53%
        2009                               51,687  10.61 to 11.41      $580,166        0.00%  0.95% to 1.40%    28.23% to 30.10%
        2008                              157,314   8.27 to 8.77     $1,362,686        0.00%  0.95% to 1.40%   -44.86% to -44.05%
        2007                               94,100  14.96 to 15.67    $1,460,282        0.00%  0.95% to 1.40%    19.29% to 21.04%
        2006                               20,875  12.49 to 12.95      $268,275        0.00%  0.95% to 1.40%    12.22% to 13.70%

    Regency Portfolio
        2010                               31,974  11.24 to 12.32      $346,183        0.40%  0.95% to 1.40%    23.13% to 24.99%
        2009                               13,231   9.14 to 9.85       $126,506        5.44%  0.95% to 1.40%    43.59% to 45.17%
        2008                              112,950   5.54 to 6.79       $746,416        0.08%  0.95% to 1.40%   -47.11% to -46.33%
        2007                              172,535  10.37 to 12.65    $2,132,570        0.13%  0.95% to 1.40%     0.84% to 2.32%
        2006                               15,041  10.18 to 12.36      $182,975        1.57%  0.95% to 1.40%    8.92% to 10.16%

   Premier VIT
    NACM Small Cap Portfolio
        2010                                    -        -                   $0        0.29%  0.95% to 1.40%          n/a
        2009                              101,920   7.47 to 8.27       $805,818        0.04%  0.95% to 1.40%    12.44% to 14.48%
        2008                               52,274   5.95 to 7.14       $362,367        0.00%  0.95% to 1.40%   -43.03% to -42.19%
        2007                               26,701  10.33 to 12.44      $312,404        0.00%  0.95% to 1.40%    -1.82% to -0.38%
        2006                               22,835  10.41 to 12.62      $250,243        0.00%  0.95% to 1.40%    21.70% to 23.26%

    OpCap Renaissance Portfolio
        2008                                    -        -                   $0        1.42%  0.95% to 1.40%          n/a
        2007                                1,103  10.87 to 11.04       $12,103        0.02%  0.95% to 1.40%     4.52% to 5.05%
        2006                              212,871  10.30 to 10.80    $2,230,227        0.01%  0.95% to 1.40%    8.99% to 10.58%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2010                                4,604   6.59 to 7.10        $31,378        0.06%  0.85% to 1.45%    8.92% to 10.07%
        2009                                2,939   5.92 to 6.29        $18,030        1.32%  0.85% to 1.45%    27.17% to 29.29%
        2008                                8,878   4.65 to 4.86        $42,398        3.65%  0.85% to 1.45%   -48.65% to -47.79%
        2007                                4,884   9.03 to 9.38        $45,218        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2010                               12,478  9.18 to 10.03       $121,281        0.13%  0.85% to 1.45%    10.31% to 12.42%
        2009                               13,715   8.32 to 8.92       $119,844        5.98%  0.85% to 1.45%    26.14% to 27.79%
        2008                               10,749   6.74 to 6.98        $74,494        3.00%  0.85% to 1.45%   -37.74% to -37.33%
        2007                               11,248  10.92 to 11.14      $124,730        1.37%  0.85% to 1.45%    -0.39% to -0.19%
        2006                               12,031  11.12 to 11.16      $133,890        0.10%  0.85% to 1.45%    11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2010                              157,637  10.05 to 11.16    $1,686,774        0.23%  0.85% to 1.45%    11.42% to 13.45%
        2009                               11,367   9.08 to 9.84       $105,247        0.93%  0.85% to 1.45%    17.91% to 19.63%
        2008                                9,316   7.70 to 8.06        $73,646        2.11%  0.85% to 1.45%   -32.22% to -31.08%
        2007                                7,692  11.36 to 11.75       $89,543        1.64%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International Value Portfolio
        2010                               14,630   7.99 to 8.67       $122,768        1.18%  0.85% to 1.45%     0.79% to 2.26%
        2009                               11,853   7.99 to 8.64        $98,657        2.02%  0.85% to 1.45%    26.41% to 28.20%
        2008                               13,696   6.37 to 6.68        $89,666        2.36%  0.85% to 1.45%   -39.46% to -38.45%
        2007                               22,091  10.55 to 10.85      $237,667        0.41%  0.85% to 1.45%     1.70% to 1.86%
        2006                                3,756  10.56 to 10.57       $39,687        0.00%  0.85% to 1.45%     5.60% to 5.70%

    Socially Responsible Growth Fund
        2010                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2009                                    -        -                   $0       51.67%  0.85% to 1.45%          n/a
        2008                               66,521  9.83 to 10.07       $658,616        4.34%  0.85% to 1.45%    -0.10% to 0.75%
        2007                               73,715  9.82 to 10.08       $730,031        2.40%  0.85% to 1.45%    -1.87% to -0.78%
        2006                                8,160  10.06 to 10.14       $82,642        0.47%  0.85% to 1.45%     0.60% to 1.40%

    All-Cap Equity Fund
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                              101,638   6.92 to 7.09       $706,488        0.00%  0.85% to 1.45%   -24.96% to -24.32%
        2007                              220,319   9.69 to 9.95     $2,156,412        0.47%  0.85% to 1.45%     0.00% to 1.12%
        2006                               44,013   9.74 to 9.81       $430,616        0.03%  0.85% to 1.45%    -2.60% to -1.90%

    HY Bond Fund
        2010                               17,425   9.07 to 9.51       $161,172        7.44%  0.85% to 1.45%     1.03% to 2.05%
        2009                                5,311   8.95 to 9.31        $48,543        2.04%  0.85% to 1.45%     7.10% to 7.75%
        2008                              127,858   8.24 to 8.73     $1,094,039        0.67%  0.85% to 1.45%   -12.21% to -11.37%
        2007                               47,580   9.69 to 9.85       $464,137        3.24%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2010                               34,999   9.09 to 9.98       $329,578        0.08%  0.85% to 1.45%    8.55% to 10.63%
        2009                               22,875   8.42 to 9.02       $195,824        2.01%  0.85% to 1.45%    20.08% to 21.47%
        2008                               11,222   7.01 to 7.23        $79,445        1.93%  0.85% to 1.45%   -34.36% to -33.86%
        2007                                5,355  10.70 to 10.84       $57,681        1.91%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2010                               27,339  11.83 to 13.14      $340,567        2.30%  0.85% to 1.45%     6.13% to 8.22%
        2009                               14,068  11.31 to 12.15      $164,309       10.64%  0.85% to 1.45%    27.35% to 27.54%
        2008                                1,634   9.28 to 9.32        $15,211        2.73%  0.85% to 1.45%   -16.79% to -16.67%
        2007                               12,845  11.15 to 11.26      $143,678        9.00%  0.85% to 1.45%     4.12% to 4.28%
        2006                                1,780  10.71 to 10.72       $19,084        0.00%  0.85% to 1.45%     7.10% to 7.20%

    Emerging Markets Equity Portfolio
        2010                              129,035  11.53 to 12.96    $1,581,054        0.21%  0.85% to 1.45%    14.75% to 17.41%
        2009                              224,025  10.13 to 11.04    $2,354,465        0.00%  0.85% to 1.45%    64.60% to 67.50%
        2008                               27,199   6.23 to 6.53       $174,359        0.00%  0.85% to 1.45%   -58.11% to -57.41%
        2007                               24,876  14.92 to 15.37      $376,592        0.62%  0.85% to 1.45%    37.46% to 38.29%
        2006                               19,866  11.04 to 11.11      $220,426        0.02%  0.85% to 1.45%    10.40% to 11.10%

    Mid Cap Growth Portfolio
        2010                               57,071  11.43 to 12.73      $688,148        0.00%  0.85% to 1.45%    27.47% to 30.43%
        2009                               28,965   8.97 to 9.76       $268,742        0.00%  0.85% to 1.45%    52.26% to 54.10%
        2008                                9,000   5.98 to 6.18        $54,675        3.68%  0.85% to 1.45%   -48.50% to -47.90%
        2007                               20,574  11.64 to 11.97      $244,319        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2010                               15,347  9.94 to 10.89       $157,983        0.99%  0.85% to 1.45%    17.75% to 19.58%
        2009                               12,453   8.44 to 9.02       $108,022        0.00%  0.85% to 1.45%    34.71% to 35.25%
        2008                                  588   6.37 to 6.44         $3,762        3.01%  0.85% to 1.45%          n/a
        2007                                1,457  11.28 to 11.49       $16,485        0.42%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2010                               23,010  9.07 to 10.01       $222,824        0.73%  0.85% to 1.45%    25.33% to 26.78%
        2009                                2,210   7.31 to 7.66        $16,730        2.12%  0.85% to 1.45%    24.32% to 25.95%
        2008                                3,321   5.88 to 6.08        $19,894        1.41%  0.85% to 1.45%   -40.02% to -39.29%
        2007                               13,796  9.82 to 10.10       $138,157        0.83%  0.85% to 1.45%   -19.04% to 18.92%
        2006                                8,191  12.29 to 12.36      $100,767        0.00%  0.85% to 1.45%    22.90% to 23.60%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2010                            2,346,071  9.83 to 10.73    $24,764,596        0.00%  0.85% to 1.45%    13.32% to 15.66%
        2009                            1,616,425   8.79 to 9.27    $14,988,870        0.00%  0.85% to 1.45%    19.06% to 19.17%
        2008                            1,739,883   7.69 to 7.78    $13,528,700        0.41%  0.85% to 1.45%   -19.62% to -19.06%
        2007                            1,707,612   9.57 to 9.61    $16,411,138        0.00%  0.85% to 1.45%    -4.30% to -3.90%

   Chariot Absolute Return
    All Opportunities Portfolio
        2010                            1,174,152   9.41 to 9.73    $11,219,989        0.00%  0.85% to 1.45%    -3.14% to -0.89%
        2009                            1,751,489   9.71 to 9.82    $17,095,601        0.00%  0.85% to 1.45%          n/a

         *    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
              The recognition of investment income is affected by the timing of the declaration of dividends.

         **   The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         ***  The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.
Variable Annuity Prospectus

Flexible Premium Deferred Variable Annuity Contract

issued by: Midland National Life Insurance Company

through Midland National Life Separate Account C

Phone: (877) 586-0240 (toll-free)  Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

Variable Annuity (the “contract”) offers You benefits that may be particularly useful to You in meeting Your long-term savings and retirements needs.  The contract allows You to accumulate contract value, and later apply that contract value to receive fixed or variable annuity payments.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C is available without charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  The SAI, dated May 1, 2011, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your contract value to Our General Account and up to ten investment divisions.  Each division invests in a specified mutual fund portfolio.  You can generally choose among the thirty-six investment divisions listed on the following page.  The mutual fund portfolios are part of the following series funds or trusts:

• AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	• Lord Abbett Series Fund, Inc.
• Alger Portfolios	• MFS® Variable Insurance TrustSM
• American Century Variable Portfolios, Inc	• PIMCO Variable Insurance Trust
• Fidelity® Variable Insurance Products Initial Class	• Van Eck VIP Trust

Your contract value in the investment divisions will increase or decrease based on investment performance.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.  The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

May 1, 2011

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Alger Capital Appreciation Portfolio	19. Fidelity VIP Investment Grade Bond Portfolio
2. Alger Large Cap Growth Portfolio	20. Fidelity VIP Mid Cap Portfolio
3. Alger Mid Cap Growth Portfolio	21. Fidelity VIP Money Market Portfolio
4. American Century VP Balanced Fund	22. Fidelity VIP Overseas Portfolio
5. American Century VP Capital Appreciation Fund	23. Invesco V.I. Dividend Growth Fund[1]
6. American Century VP Income & Growth Fund	24. Invesco V.I. Global Health Care Fund
7. American Century VP International Fund	25. Lord Abbett Series Fund, Inc. Growth and Income Portfolio
8. American Century VP Value Fund	26. Lord Abbett Series Fund, Inc. International Opportunities Portfolio
9. Fidelity VIP Asset ManagerSM Portfolio	27. Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
10. Fidelity VIP Asset Manager: Growth® Portfolio	28. MFS® VIT Growth Series
11. Fidelity VIP Balanced Portfolio	29. MFS® VIT Investors Trust Series
12. Fidelity VIP Contrafund® Portfolio	30. MFS® VIT New Discovery Series
13. Fidelity VIP Equity-Income Portfolio	31. MFS® VIT Research Series
14. Fidelity VIP Growth & Income Portfolio	32. PIMCO VIT High Yield Portfolio
15. Fidelity VIP Growth Opportunities Portfolio	33. PIMCO VIT Low Duration Portfolio
16. Fidelity VIP Growth Portfolio	34. PIMCO VIT Real Return Portfolio
17. Fidelity VIP High Income Portfolio	35. PIMCO VIT Total Return Portfolio
18. Fidelity VIP Index 500 Portfolio	36. Van Eck VIP Global Hard Assets Fund

1Formerly Invesco V.I. Financial Services Fund

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

Definitions

SUMMARY

Features of Variable Annuity

Your “Free Look” Right

Your Contract Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Withdrawals

Administrative Procedures

Death Benefit

FEE TABLE

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges Under the Contracts

Sales Charge

Mortality and Expense Risk Charge

Administration and Maintenance Fee

Transfer Fee

Premium Taxes

Loan Charge (TSA Contracts Only)

Additional Information About Variable Annuity

Suitability of the Contracts

Other Products

Inquiries And Correspondence

State Variations

Our Separate Account C And Its Investment Divisions

The Funds

Investment Policies of The Funds’ Portfolios

Availability of the Portfolios

Amounts In Our Separate Account

We Own The Assets Of Our Separate Account

Our Right To Change How We Operate Our Separate Account

The General Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

PREMIUM PAYMENTS

Allocation of Premiums

Changing Your Premium Allocation Percentages

Your Contract Value

Transfers of Contract Value

Transfer Limitations

Withdrawals

Minimum Distribution Rules and Eligible Rollover Distributions

Free Withdrawal Amount

Loans

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Payment of Death Benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

Administrative Charge

Mortality and Expense Risk Charge

Contract Maintenance Charge

Transfer Charge

LOAN CHARGE (TSA Contracts Only)

Charges In The Funds

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Nonqualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders – Nonqualified Contracts

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Taxes

Generation- Skipping Transfer Tax

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

Foreign Tax Credits

Annuity Purchases by Residents of Puerto Rico

Separate Account Charges

MATURITY DATE

ELECTING AN ANNUITY PAYMENT OPTION

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after ANNUITIZATION FOR VARIABLE PAYMENT OPTIONS

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Performance

CHANGE OF ADDRESS NOTIFICATION

MODIFICATION TO YOUR CONTRACT

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution of the contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial Statements

Statement of Additional Information

Condensed Financial Information

Definitions

For Your convenience, below is a glossary of the special terms We use in this prospectus.  In this prospectus, these words and phrases are generally in bold type.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Administrative Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone and fax numbers for all correspondence, transaction requests, payments, and inquiries.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the contract date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Cash Surrender Value means the contract value on the date of surrender minus the contract maintenance charge, any contingent deferred sales charge, and the premium tax charge.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date the contract goes into effect and from which Contract Anniversaries and contract years are determined.

Contract Month means a month that starts the same date as the contract date in each month.  For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first of each month (February 1, March 1, April 1, etc.).

Contract Value means the sum of the amounts You have in Our General Account and in the investment divisions of Our Separate Account under Your inforce contract.

Contract Year means a year which starts on the same date as the contract date in each month.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitant or an owner, an election of how the death benefit is to be paid, and any other required documents or forms.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the contract date or as later changed by Us.

Good Order means all of the information necessary to process a transaction, as described in more detail under “Administrative Procedures” on page 11.

Inforce means the annuitant’s life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of the fund.

Issue Age means the age of the annuitant on the birthday nearest to the contract date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Maturity Date means the date, specified in the contract on which income payments will begin.   The earliest possible maturity date is the 10th contract anniversary at which time You may annuitize Your full contract value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 90th birthday.

Net Premium means Your premium payment minus any premium tax charge.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.  Owner is referred to as "You" in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant will be the payee.  If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You must send correspondence and inquiries and pay premiums, make transfers between investment divisions, and send other transaction requests.

The address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request in good order submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We”, “Our”, “Us”, “Midland National” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the contract.  We refer to the person who is covered by the contract as the “annuitant”, because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract, and the Statement of Additional Information for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is inforce.

Features of Variable Annuity

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis.  Variable payment options are not available in certain states.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (qualified contracts) and for retirement plans which do not qualify for those tax advantages (nonqualified contracts).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 15 for more detailed information.

Replacing an existing annuity with the contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender, and the contract may have new charges.

The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this contract:

(a)          if You are looking for a short-term investment; or

(b)         if You cannot risk getting back less money than You put in.

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

Your “Free Look” Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the contract value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  More details regarding “Free Look” start on page 26.

Your Contract Value

Your contract value depends on:

•        the amount and frequency of premium payments,

•        the selected portfolio’s investment experience,

•        interest earned on amounts allocated to the General Account,

•        withdrawals, and

•        charges and deductions.

You bear the investment risk under the contract (except for amounts in the General Account).  There is no minimum guaranteed cash surrender value with respect to any amounts allocated to the Separate Account.  (See “Your Contract Value” on page 27).

Flexible Premium Payments

You can pay additional premiums prior to annuitization and in whatever amount You want, within certain limits.  Your initial investment(s) must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account available under this contract or to Our General Account, unless otherwise noted, which pays interest at a declared rate, or to a combination of these options.  For limitations on premium allocations to the General Account, see “The General Account” on page 24.

For a full description of the portfolios, see the Funds’ prospectuses, which accompany this prospectus.  (See “The Funds” on page 17).

Each portfolio pays a different investment management or advisory fee and has different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your accumulation value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies of The Funds’ Portfolios” on page 18.

We allocate Your premiums to the investment divisions You choose.  The value of Your contract will fluctuate prior to annuitization depending on the investment options You have chosen.  You bear the investment risk of any variable investment option You choose.

Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or strictly restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners).  The amount that You can transfer into the General Account is limited.  See “The General Account” on page 24.  After the maturity date, You may make one transfer each year among the Separate Account investment divisions.  We currently do not charge You for transfers made during a contract year, but reserve the right to charge for each transfer after the fourth transfer in a contract year.  We also reserve the right to limit the number of transfers You may make and We may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the funds.

For limitations on transfers to and from the General Account, see “The General Account” on page 24.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Withdrawals

You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin.  A contingent deferred sales charge may be imposed on any withdrawal, and upon full withdrawal a contract maintenance charge may also be imposed.  The amount You request plus any contingent deferred sales charge will be deducted from Your contract value.  Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity.  You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.  A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 ½.  Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income.  (See “Sales Charges on Withdrawals” on page 38, “FEDERAL TAX STATUS” on page 41, and “ELECTING AN ANNUITY PAYMENT OPTION” on page 48.)  Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law. For certain withdrawals, a signature guarantee might be required. See “Administrative Procedures” below.

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may include proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the contract value next determined only after You have met all administrative requirements, commonly known as “in good order.”

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•                    national and state banks;

•                    savings banks and savings and loan associations;

•                    securities brokers and dealers;  and

•                    credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Death Benefit

The Variable Annuity pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce.  The death benefit is equal to the greater of (a) the contract value, less any outstanding loan and loan interest, or (b) net premiums paid less withdrawals, less any outstanding loan and loan interest; in both cases measured as of the time We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required in good order. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant or an owner dies on or after the maturity date, then any remaining guaranteed amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer contract value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Maximum Contingent Deferred Sales Charge or “Surrender Charge” (as a percentage of premiums withdrawn)	7.00%
Transfer Fee	$0-$25[1]
Maximum TSA Net Loan Interest Annual Rate* (of amount in loan account)	2.0%

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the General Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You will pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

Charge
Contract Maintenance Charge[2]	$33
Separate Account Annual Expenses (as a percentage of average contract value)
Mortality and Expense Risk Charge	1.25%
Administration Fees	0.15%
Total Separate Account Expenses	1.40%

1There is currently no charge for transfers.  We reserve the right to impose a $25 charge for each transfer in excess of four (4) in one contract year.

2The contract maintenance charge is deducted proportionally from the contract value at the time of the charge.   The contract maintenance charge is reflected in the examples below by a method intended to show the "average" impact of the contract maintenance charge on contracts.  In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.22% (current and guaranteed) based on the average contract value of the contracts based on an average contract value of $14,980as of 12/31/2010.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2010 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.10%	1.41%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2010. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts” on page 56.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, the annual contract maintenance charge, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2010).

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be (without voluntary waiver of fees or expenses):

Example 1: Highest portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$937	$1,387	$1,862	$3,347

(2) If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$937	$937	$1,592	$3,347

(3) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$307	$937	$1,592	$3,347

Example 2: Lowest portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$805	$992	$1,204	$2,031

(2) If You annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$805	$542	$934	$2,031

(3) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$175	$542	$934	$2,031

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266.  Condensed financial information for the Separate Account is located on page 61.

Charges Under the Contracts

Sales Charge

Sales expenses are not deducted from premium payments.  However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity.  The amount of any sales charge depends on the contract year of the withdrawal.  For further information, see “Sales Charges on Withdrawals” on page 38.)

Mortality and Expense Risk Charge

We deduct a 1.25% per annum charge against all contract values held in the Separate Account for assuming the mortality and expense risks and other risks under the contract.  (See “CHARGES, FEES AND DEDUCTIONS” on page 38.)

Administration and Maintenance Fee

We currently deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account.  In addition, a contract maintenance charge of $33 is deducted annually from each contract.  (See “CHARGES, FEES AND DEDUCTIONS” on page 38.)

Transfer Fee

There may be a $25 charge for each transfer in excess of 4 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your contract value at surrender, death, or annuitization. (See “Premium Taxes” on page 41.)

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Additional Information About Variable Annuity

Suitability of the Contracts

Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, please contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone #:(877) 586-0240 (toll-free)

Fax  #: (866) 270-9565(toll-free)

You currently may send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available at the above address or between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. to 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address will not be considered received at Our Principal Office and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  Accordingly, We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile or telephone requests that We believe to be genuine.  We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office.  You bear those risks.  Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus because of legal restrictions in Your state.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Our Separate Account C And Its Investment Divisions

The “Separate Account” is Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment policies.  The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds.  You may allocate part or all of Your premiums to any 10 of the 36 investment divisions of Our Separate Account at any one time.

The Funds

Each of the 36 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

1.      AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

2.      Alger Portfolios,

3.      American Century Variable Portfolios, Inc.,

4.      Fidelity® Variable Insurance Products Initial Class,

5.      Lord Abbett Series Fund, Inc.,

6.      MFS® Variable Insurance TrustSM,

7.      PIMCO Variable Insurance Trust, and

8.      Van Eck VIP Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and Statements of Additional Information.  You should read the portfolios’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing.You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective. A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Dividend Growth Fund (Formerly Invesco V.I. Financial Services Fund -– Series I Shares)

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Balanced Fund	Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in fixed income securities.
American Century VP International Fund	Seeks capital growth.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
Fidelity® Variable Insurance Products Initial Class
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
MFS® Variable Insurance TrustSM
MFS® Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® Investors Trust Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
PIMCO Variable Insurance Trust
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

** This Investment Division was closed to new investors as of June 15, 2007.  If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Divisionafter this date, You will not be able to reinvest in the portfolio.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.  Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the Fidelity VIP Portfolios. Fred Alger Management, Inc. manages the Alger Portfolios. Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS® Investment Management manages the MFS Variable Insurance Trust. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division.  Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $25 administration fee will be assessed (see “Transfers of Contract Value” on page 28).

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment advisor or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments.

Other funds (or available classes) may have lower fees and better overall investment performance.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 41.

You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the contract value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division.  Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of that day, if it is a business day.  If it is not a business day, We will use the unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each business day.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charge We make to Our Separate Account currently at an effective annual rate of 1.40%.  Additional information on the accumulation unit values is contained in the Statement of Additional Information.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C.  In making any changes, We may not seek approval of contract owners (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C’s purposes.  However, if required, We would first seek approval from the SEC and the insurance regulator where the contract is delivered;

•        end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of the Company under the Investment Company Act of 1940);

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office.  At the same time, You may also change how Your net premiums are allocated.

The General Account

You may allocate some or all of Your accumulation value to the General Account, subject to certain limitations described below.  The General Account pays interest at a declared rate.  Your cash surrender value from the General Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3.0% per year minus any surrender charges, partial withdrawals, transfers, or fees and expenses.

The General Account supports Our insurance and annuity obligations.  Certain states do not permit allocations and transfers to and from the General Account.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premiums,

•        transferring amounts from the investment divisions, or

•        earning interest on amounts You already have in the General Account.

The maximum increase to the General Account in any contract year is limited to a total of $5,000, which cannot be exceeded without prior Company approval.  The sum of new premiums allocated plus any amount transferred from the Separate Account to the General Account cannot exceed a total of $5,000 in any contract year without prior Company approval.  Each request to exceed this maximum will be reviewed on a case-by-case basis.

Transfers, withdrawals and allocated deductions reduce this amount.  $250,000 is the maximum amount that, over the contract’s life, You can allocate to the General Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account.  The annual interest rate has a minimum guarantee of 3.0% per year.  We may, at Our sole discretion regardless of the investment performance of any part or all of Our General Account assets, credit interest in excess of 3.0%.  You assume the risk that interest credited may not exceed 3.0%.  Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year.  Interest is compounded daily at an effective annual rate that equals the annual rate We declare.  We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the General Account, regardless of the investment performance of any part or all of Our General Account assets.

You may transfer amounts between the General Account and any investment divisions until the maturity date (subject to “Transfer Limitations” below.  However, only 2 transfers are allowed out of the General Account per contract year.  The total amount transferred from the General Account in any contract year is limited to the larger of:

(a)          25% of the unloaned amount in the General Account at the beginning of the contract year, or

(b)         $25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging (DCA) program that occurs over a period of 12 or more months.

The General Account may not be available in all states.  Your state of issue will determine if the General Account is available on Your contract. By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.  Please check Your contract form to see if the General Account is available on Your contract.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000 for a non-qualified contract, or $2,000 for a qualified contract.  This sale must take place through a registered representative who is licensed and registered to sell the contract.  The maximum issue age of the contract is 80.

If Your application is complete and in good order (see “Administrative Procedures” on page 11), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded. While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

Your initial premium payment will be allocated to the Fidelity VIP Money Market Investment Division as of the business day We receive it or We accept Your application (whichever is later) at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Principal Office.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Free Look

You may cancel Your contract within Your 30-day Free Look period.  We deem the Free Look period to expire 30 days after You have received Your contract.  Some states and situations may require a longer Free Look period.  To cancel Your contract, return Your contract to the agent who sold it to You or to Our Principal Office (within the 30-day Free Look period).  If You cancel Your contract, then will return:

(a)          The contract value (which may be more or less than the premium payments You paid), or

(b)         If greater and required by Your state, the original amount of Your premium payments.

The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate account chosen by You in the contract application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

PREMIUM PAYMENTS

Premium payments will be credited as of the end of the valuation period in which they are received by Us.  Investments after the initial payment may be made at any time prior to the maturity date, so long as the annuitant is living.  We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s checks, money orders, for example).  We reserve the right to accept or reject any form of payment.

Allocation of Premiums

Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time.  In certain states, allocations to and transfers from the General Account are not permitted.

We allocate Your entire contract value to the Fidelity VIP Money Market Investment Division during the “Free Look” period.  You will specify Your desired premium allocation on the contract’s application form.  Transfer requests received during the free look period will be processed as of the date of reallocation.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums; these changes will affect transactions as of the business day We receive Your request at Our Principal Office.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment divisions or the General Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise  (See “Dollar Cost Averaging” on page 35).

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan).  Your contract value will vary daily to reflect the investment performance of the investment division(s) You select and any interest credited to Your allocations in the General Account, any premium payments, transfers, surrenders, loans, withdrawals, and charges assessed in connection with the contract. There is no guaranteed minimum contract value.  Transaction and sales charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account.  Your contract value in the General Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, withdrawals, and transfers) on Your accumulation value in the General Account.

There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account.  You bear the investment risk.  An investment division’s performance will cause Your contract value to go up or down.

Transfers of Contract Value

You may generally transfer amounts among the investment divisions and between the General Account and any investment division before the maturity date, unless otherwise noted.  Currently, You may make an unlimited number of transfers of contract value in each contract year before the maturity date (subject to the “Transfer Limitations” below).  But, We reserve the right to assess a $25 charge for each transfer after the 4th transfer in a contract year.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.  Completed transfer requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  For information regarding telephone or facsimile request, see “Inquiries And Correspondence” on page 16.  For limitations on transfers to and from the General Account, see “The General Account” on page 24.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds From This Contract” on page 56.

After the maturity date, You can only make one transfer per contract year and only among the investment divisions.

We also reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical investment divisions (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

In addition to Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the contract owner and/or registered representative.  The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.  You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by  spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the Dollar Cost Averaging program and Portfolio Rebalancing program in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original ‘wet’ contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request at Our Principal Office.  The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. In some states, a premium tax charge may also be deducted (Withdrawals may be restricted by a retirement arrangement under which You are covered.)   Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more and cannot reduce Your contract value to less than $1,000.  If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.    For a full withdrawal, You must send in Your contract with Your withdrawal request.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid.  In addition, upon full withdrawal, a contract maintenance charge (and possibly a premium tax charge) may also be subtracted.

Completed withdrawal requests received in good order at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the withdrawal request in good order at the unit value determined at the close of the next regular trading session of the New York Stock Exchange after receipt in good order.

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee. We may defer payment for more than seven days when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable;

•        for such other periods as the SEC may by order permit for the protection of owners; or

•        Your premium check has not cleared Your bank.

See “When We Pay Proceeds From This Contract” on page 56.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the withdrawal amount from the General Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account.  This allocation is subject to minimum amount requirements.  The contingent deferred sales charge will be determined without reference to the source of the withdrawal.  The charge will be based on the contract year and withdrawals.  (See “CHARGES, FEES AND DEDUCTIONS” on page 38.)

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

A withdrawal will generally have Federal income tax consequences that can include income tax penalties and tax withholding.  Withdrawals may be restricted under certain qualified contracts. You should consult Your tax advisor before making a withdrawal. (See “FEDERAL TAX STATUS” on page 41.)

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.  Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½  except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted.  Pursuant to tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals You request from a 403(b) contract comply with applicable tax requirements before We process Your request.  (See “FEDERAL TAX STATUS” on page 41.)

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding.  Eligible rollover distributions” from corporate pension, profit sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Free Withdrawal Amount

After the first contract year, You may withdraw 10% of the total premiums paid without incurring a contingent deferred sales charge, if the withdrawal is the first in the contract year.  The value of 10% of the total net premiums paid is determined on the date of the requested withdrawal.  The full 10% is available only if no other withdrawals have been taken during that contract year. The free withdrawal amount is not subject to the $500 minimum withdrawal amount.  However, all withdrawals must be at least $100.

A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 41.)

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay Your advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax adviser to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 41.

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code.  After the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan.  Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program.  Pursuant to applicable tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. You should consult a tax advisor before requesting a loan.

Only one loan may be outstanding at any time and only one loan can be made within a 12-month period.  The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

(a)    $50,000 reduced by the excess (if any) of:

(i)   the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over

(ii)  the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

(b)   the greater of:

(i)   one half of the present value of the nonforfeitable cash surrender value of this contract; or

(ii)  $10,000.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at the General Account minimum interest rate of 3% per year.    You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year.  Loan interest is due on each contract anniversary.  Unpaid interest will be added to the loan and accrue interest.  If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value.  In such case, We will give You at least 31 days written notice.  Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan.  In general, loans must be repaid in monthly or quarterly installments within 5 years.  If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made.  This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a tax penalty.  IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value.  The longer the loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding.  If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding.  In addition, a loan costs You a net interest charge of 2% per year.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets and You should consider Your tolerance for investing through periods of fluctuating price levels.  The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  Only one active DCA program is allowed at a time.  You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account.  DCA is only available if the amount in the DCA source account is at least $2,400 at the time DCA is to begin.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal Office.  The DCA election will specify:

(a)          the DCA source account from which transfers will be made,

(b)         that any money received with the form is to be placed into the DCA source account,

(c)          the total monthly amount to be transferred to the other investment divisions, and

(d)         how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.

If a DCA program is elected after issue and the source account is the General Account, the minimum number of months for the program is 12 months.

DCA will last until the total monies allocated for DCA are exhausted or until or until We receive Your written termination request.  DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.

We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of contract value.  While We currently do not charge for transfers, We do reserve the right to charge for each transfer after the 4th one in any contract year.  However, initiating a DCA program will only count once in determining the $25 charge for each transfer after the 4th in a contract year.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of contract value allocated to each investment division to a pre-set level on a monthly, quarterly, semi-annual, or annual basis.  (For example, an owner may specify 30% in the Fidelity VIP Growth Investment Division, 40% in the Fidelity VIP High Income Investment Division and 30% in the Fidelity VIP Overseas Investment Division.)  Portfolio Rebalancing does not apply to loaned monies in the General Account.  If You elect this option, then each contract anniversary We will transfer the amounts needed to “rebalance” the contract value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.  The Portfolio Rebalancing option is subject to the General Account premium and transfer limitations.

Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time.  We reserve the right to end the Portfolio Rebalancing option by sending You one month’s notice.  Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in “The General Account” section on page 24.

Death Benefit

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant’s or an owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.

If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s death. For joint annuitants, the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners the death benefit is paid upon the first death.  The value of the death benefit, as described below, will be determined based on the contract value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents, information, or forms required all in good order.

Unless a payment option is selected and all required forms and documentation are received within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant’s death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or an owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the annuitant and an owner, the owner is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greater of:

(a) The contract value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

(b) The net premiums paid less withdrawals, less any outstanding loan and loan interest, at the time We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as annuitant and owner can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming annuitants, owners and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

We may deduct a contingent deferred sales charge (a surrender charge) on a full or partial withdrawal of premiums (including a withdrawal to effect an annuity) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from the charge for the assumption of mortality and expense risks (described below).  For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any.  There is no sales charge on the investment income withdrawn.

The amount of any sales charge depends on the contract year of withdrawal.  Your first contract year begins on the contract date.  A subsequent contract year begins on each anniversary of that date.  Premium payments are considered withdrawn in the order that they were received.

The charge for each contract year is a percentage of the premiums withdrawn and is as follows:

Contract Year	Contingent Deferred Sales Charge
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and beyond	0%

No contingent deferred sales charge will be assessed upon:

a)      payment of death benefits;

b)      exercise of the free look right; and

c)      surrender of the Free Withdrawal Amount.

If Your contract value is less than the premiums You have paid at the time of withdrawal (because of negative investment performance), We will still assess a contingent deferred sales charge against the full remaining premium amount.

If You make a full withdrawal after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.

Under current company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest.  If You have selected a variable annuity option, We will continue to assess this charge after the maturity date.  The investment divisions’ accumulation unit values and annuity unit values reflect this charge.  We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the value of the assets in the Separate Account. This charge compensates Us for assuming certain mortality and expense risks.  No mortality and expense charge is deducted from the General Account.  If You have selected a variable annuity option, We will continue to assess this charge after the maturity date.  The investment divisions’ accumulation unit values and annuity unit values reflect this charge.  We cannot increase this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur. We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

Contract Maintenance Charge

We deduct an annual contract maintenance charge of $33 on each contract anniversary on or before the maturity date.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.   We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value.  If the contract is surrendered during a contract year then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions.  We reserve the right to assess a $25 charge for each transfer after the 4th transfer in a contract year.  For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge to the investment divisions from which the transfer is being made.  All transfers included in one transfer request count as only one transfer for purposes of any fee.  For example, if the transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions.

LOAN CHARGE (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant or an owner) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Charges In The Funds

The Funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary.  The funds may also impose redemption fees, which We would deduct from Your contract value.

See the funds’ prospectuses for more information.

Premium Taxes

Midland National will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes, which We would keep in the effected Investment Division rather than in Our General Account.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value (i.e., accumulation value) over the investment in the contract during the taxable year must generally be included in income.  There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Nonqualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract.  If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-qualified Contract.  The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the Statement of Additional Information.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Under Code section 403(b), payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earning on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship. Other restrictions may apply.  For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that withdrawals or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a withdrawal or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

•        Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing for their employees or themselves and make contributions to the contract on a pre-tax basis.

•         Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

This contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating required minimum distributions under all qualified contracts, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding.

“Eligible rollover distributions” from corporate pension, profit sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Loans

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty.  Pursuant to new tax regulations, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that loans You request from a 403(b) contract comply with applicable tax requirements before We process Your request. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.  In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters.  These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.  You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders – Nonqualified Contracts

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments for the purpose of tax reporting.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  This includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate maturity; or

•        which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above.  You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status.  Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuitization date, annuity income payments stop because an annuitant or an owner has died, the excess (if any) of the “investment in the contract” as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately).   Please consult a tax advisor for more information.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence.  Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an annuitant or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate-planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The maturity date is generally the contract anniversary nearest the annuitant’s attained age of 90.  The maturity date differs based on the laws of the state in which this contract is delivered.  You may elect a different maturity date by sending a written request to Us at least 31 days before the requested new maturity date.  The requested maturity date must be a contract anniversary.  The requested maturity date cannot be later than the annuitant’s attained age 90 and cannot be earlier than the 10th contract anniversary.  However, if You make a full withdrawal after the contract has been inforce for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.  For qualified contracts, the requested maturity date cannot be earlier than the annuitant’s attained age 59-1/2 or five years from the contract date, whichever is later.

If You have not previously specified otherwise, then on the maturity date You may:

(a)          take the contract value in one lump sum, or

(b)         convert the contract value into an annuity payment option payable to the annuitant as described below.

ELECTING AN ANNUITY PAYMENT OPTION

You may apply the contract value to affect an annuity payment option.  Unless You choose otherwise, on the maturity date, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed annuity payment option and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.  We reserve the right to change the payment frequency so that payments are at least $20.

The payee’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number.  For annuity payment options that do not involve a life annuity, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their successors; and

•        the ways of proving age and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office.  You must elect the payment option at least 30 days before the maturity date.  If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  The contract value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 2.75% a year.  We may also credit interest under the fixed payment options at a rate that is above the 2.75% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the administrative and mortality and expense risk charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value. Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following four payment options are available as Fixed Payment Options. The only payment option available under the Variable Payment Options is payment option 2.

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 1 up to 30 years. This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

1)      Life Annuity: We will pay equal monthly payments during the lifetime of the payee.  With a life annuity payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, then only one payment will be made.

2)      Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

4.      Proceeds Left at Interest: The proceeds will stay on deposit with Us for a period that We agree upon.  You will receive interest at the rate of at least 2.75% a year on the proceeds.

Transfers after ANNUITIZATION FOR VARIABLE PAYMENT OPTIONS

After the maturity date, one transfer per contract year may be made among the investment divisions.  Completed transfer requests received at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.  No transfers are allowed to or from the General Account.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance Company.  We were organized in 1906, in South Dakota, as a mutual life insurance Company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance Company, in 1909.  Our name “Midland National” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate accounts.  The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the Funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the Funds’ Board of Directors,

•        to ratify the selection of independent auditors for the Funds,

•        on any other matters described in the Funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•        to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.  We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote.  A possible effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested.  We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio.  This is determined as of the record date set by the Fund’s Board of Directors for the shareholders meeting.  We count fractional shares.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the Fund’s advisor or the investment policies of its portfolios.  We will advise You if We do.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, the Funds’ Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners.  If We ever believe that any of the Funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each contract year, We will send a report that shows:

•        Your contract value, and

•        any transactions involving Your contract value that occurred during the year.  Transactions include Your premium allocations, transfers and withdrawals made in that year.

These quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments).  Confirmation notices will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.

We will also send You semi-annual reports with financial information on the Funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract’s information page.  Each contract month begins on the same day in each contract month.  The calendar days of 29, 30, and 31 are not used. If Your initial premium is received on one of those dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment division’s return, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do not take into account capital gains or losses or the contingent deferred sales charge.  The standard quotations of yield reflect the annual maintenance charge.

The Fidelity VIP Money Market investment division may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations.

Midland National may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses.  We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

(a)    permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application.  The beneficiary is entitled to the death benefit of the contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change the revocable beneficiary during the annuitant’s or an owner’s  lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, We will pay the death benefit to the owner.    If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner’s or annuitant’s estate.  If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiaryeither on the application or by sending Us a writtennotice.  If a person other than a joint owneris named primary beneficiary, the surviving ownerwill not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract.  You must send a copy of the assignment to Our Principal Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, withdrawals, surrenders, or loans within seven days after receiving the required form(s) in good order at Our Principal Office.  The death benefit is determined as of the date We receive proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment or transfers for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      the SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for a withdrawal, surrender, loan, death benefit, make transfers, or continue making annuity payments.  If a contract or account is frozen, the contract value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You or Your contract to government agencies and departments.

We may defer payment of any withdrawal, loan or surrender from the General Account, for up to 6 months after We receive Your request.

Distribution of the contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.25% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.  Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the contingent deferred sales charge; (b) the mortality and expense charge; (c) the administrative charge; (d) payments, if any, received from the underlying portfolios or their managers; and (e) investment earnings on amount allocated to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  This contract has been filed with and approved by insurance officials in those states.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are not pending or threatened lawsuits that will have a materially adverse impact on them, the separate account, or the separate account’s principal underwriter, Sammons Securities Company, LLC.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided legal advice regarding certain matters relating to the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the registration statement.  The address for PricewaterhouseCoopers LLP is:

100 E. Wisconsin Ave., Suite 1800

Milwaukee, WI 53202

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

Condensed Financial Information

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount prior to the maturity date.

Investment Division	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
Fidelity VIP Money Market

2001	13.14	13.50	1,090,683
2002	13.50	13.53	775,813
2003	13.53	13.39	534,687
2004	13.39	13.45	380,133
2005	13.45	13.52	345,985
2006	13.52	13.97	316,322
2007	13.97	14.89	408,608
2008	14.89	14.80	605,499
2009	14.80	$14.45	334,867
2010	14.45	14.60	233,796

Fidelity VIP High Income

2001	11.83	10.30	351,995
2002	10.30	10.50	287,561
2003	10.50	13.18	309,646
2004	13.18	14.24	300,823
2005	14.24	14.42	239,638
2006	14.42	15.81	206,295
2007	15.81	16.05	178,986
2008	16.05	11.89	166,580
2009	11.89	16.83	161,028
2010	16.83	18.89	124,568

Fidelity VIP Equity-Income

2001	25.08	23.50	1,009,270
2002	23.50	19.24	856,412
2003	19.24	24.73	767,696
2004	24.73	27.19	731,176
2005	27.19	28.39	601,583
2006	28.39	33.64	488,726
2007	33.64	33.68	396,388
2008	33.68	19.04	276,760
2009	19.04	24.45	254,462
2010	24.45	27.76	218,296

Fidelity VIP Growth

2001	29.91	24.28	1,530,764
2002	24.28	16.73	1,275,719
2003	16.73	21.92	1,141,068
2004	21.92	22.34	1,029,800
2005	22.34	23.31	793,023
2006	23.31	24.56	610,233
2007	24.56	30.74	535,332
2008	30.74	16.01	385,976
2009	16.01	20.27	353,177
2010	20.27	24.80	294.247

Fidelity VIP Overseas

2001	17.27	13.42	305,263
2002	13.42	10.55	265,757
2003	10.55	14.91	240,310
2004	14.91	16.71	232,557
2005	16.71	19.61	208,652
2006	19.61	22.83	203,592
2007	22.83	26.41	206,085
2008	26.41	14.63	176,748
2009	14.63	18.26	153,424
2010	18.26	20.36	126,923

Fidelity VIP Mid Cap

2001	9.99	9.54	274,080
2002	9.54	8.48	388,673
2003	8.48	11.59	389,660
2004	11.59	14.28	423,627
2005	14.28	16.65	480,964
2006	16.65	18.50	423,567
2007	18.50	21.09	401,819
2008	21.09	12.58	300,184
2009	12.58	17.40	237,516
2010	17.40	22.10	214,313

Fidelity VIP Asset ManagerSM

2001	17.71	16.75	443,064
2002	16.75	15.07	389,168
2003	15.07	17.53	336,590
2004	17.53	18.23	287,405
2005	18.23	18.70	209,016
2006	18.70	19.79	172,970
2007	19.79	22.54	135,699
2008	22.54	15.84	101,472
2009	15.84	20.28	87,717
2010	20.28	22.72	63,339

Fidelity VIP Investment Grade Bond

2001	13.85	14.82	480,240
2002	14.82	16.12	555,495
2003	16.12	16.72	453,756
2004	16.72	17.22	404,640
2005	17.22	17.35	358,621
2006	17.35	17.85	315,334
2007	17.85	18.37	312,806
2008	18.37	17.52	270,466
2009	17.52	19.99	236,575
2010	19.99	21.25	194,782

Fidelity VIP Contrafund®

2001	25.07	21.69	854,454
2002	21.69	19.39	755,297
2003	19.39	24.56	689,941
2004	24.56	27.96	699,654
2005	27.96	32.24	669,043
2006	32.24	35.52	593,944
2007	35.52	41.15	519,013
2008	41.15	23.36	422,432
2009	23.36	31.24	384,516
2010	31.24	36.10	330,445

Fidelity VIP Asset Manager: Growth®

2001	19.02	17.36	254,141
2002	17.36	14.46	209,849
2003	14.46	17.59	180,339
2004	17.59	18.38	154,744
2005	18.38	18.82	121,952
2006	18.82	19.86	89,683
2007	19.86	23.29	72,369
2008	23.29	14.74	59,455
2009	14.74	19.32	54,970
2010	19.32	22.16	47,891

Fidelity VIP Index 500

2001	29.14	25.25	1,242,879
2002	25.25	19.36	1,062,829
2003	19.36	24.51	929,993
2004	24.51	26.73	867,399
2005	26.73	27.63	732,117
2006	27.63	31.53	629,400
2007	31.53	32.78	496,274
2008	32.78	20.36	386,078
2009	20.36	25.42	337,264
2010	25.42	28.83	281,640

Fidelity VIP Growth & Income

2001	16.16	14.54	521,679
2002	14.54	11.95	463,086
2003	11.95	14.59	421,946
2004	14.59	15.22	254,646
2005	15.22	16.15	313,193
2006	16.15	18.02	251,019
2007	18.02	19.92	211,451
2008	19.92	11.45	172,984
2009	11.45	14.36	142,890
2010	14.36	16.27	114,935

Fidelity VIP Balanced

2001	12.92	12.54	269,866
2002	12.54	11.29	264,774
2003	11.29	13.10	266,803
2004	13.10	13.62	384,072
2005	13.62	14.21	231,753
2006	14.21	15.65	228,555
2007	15.65	16.83	176,411
2008	16.83	10.96	139,572
2009	10.96	15.06	126,505
2010	15.06	17.43	108,115

Fidelity VIP Growth Opportunities

2001	12.68	10.70	410,847
2002	10.70	8.25	356,436
2003	8.25	10.56	324,087
2004	10.56	11.16	300,111
2005	11.16	11.98	254,735
2006	11.98	12.46	208,091
2007	12.46	15.13	183,680
2008	15.13	6.71	160,939
2009	6.71	9.66	153,434
2010	9.66	11.77	137,333

American Century VP Capital Appreciation

2001	19.09	13.54	205,838
2002	13.54	10.52	175,096
2003	10.52	12.50	144,988
2004	12.50	13.26	127,295
2005	13.26	15.96	120,456
2006	15.96	18.44	112,974
2007	18.44	26.51	107,379
2008	26.51	14.20	106,958
2009	14.20	19.01	92,028
2010	19.01	24.61	82,165

American Century VP Value

2001	14.43	16.05	257,059
2002	16.05	13.83	270,661
2003	13.83	17.58	260,992
2004	17.58	19.82	246,592
2005	19.82	20.53	302,500
2006	20.53	24.02	294,140
2007	24.02	22.46	275,920
2008	22.46	16.22	226,866
2009	16.22	19.17	176,298
2010	19.17	21.43	137,846

American Century VP Balanced

2001	13.56	12.89	96,137
2002	12.89	11.50	93,341
2003	11.50	13.54	103,627
2004	13.54	14.66	127,295
2005	14.66	15.17	83,741
2006	15.17	16.39	71,204
2007	16.39	16.96	56,970
2008	16.96	13.32	40,846
2009	13.32	15.17	35,262
2010	15.17	16.70	24,592

American Century VP International

2001	16.98	11.85	257,976
2002	11.85	9.31	232,073
2003	9.31	11.43	212,119
2004	11.43	12.95	193,997
2005	12.95	14.46	215,776
2006	14.46	17.82	244,512
2007	17.82	20.75	246,751
2008	20.75	11.29	286,505
2009	11.29	14.89	242,967
2010	14.89	16.63	209,152

American Century VP Income & Growth

2001	12.23	11.05	168,659
2002	11.05	8.79	152,009
2003	8.79	11.21	141,643
2004	11.21	12.49	142,103
2005	12.49	12.88	130,703
2006	12.88	14.87	117,593
2007	14.87	14.65	98,559
2008	14.65	9.45	80,660
2009	9.45	11.00	64,178
2010	11.00	12.39	53,847

MFS VIT Growth

2001	17.35	11.38	612,055
2002	11.38	7.43	479,968
2003	7.43	9.54	424,878
2004	9.54	10.63	375,608
2005	10.63	11.44	300,739
2006	11.44	12.17	252,674
2007	12.17	14.54	185,869
2008	14.54	8.97	138,855
2009	8.97	12.18	121,139
2010	12.18	13.85	102,579

MFS VIT Research

2001	13.52	10.50	243,679
2002	10.50	7.81	226,843
2003	7.81	9.60	193,197
2004	9.60	10.97	159,974
2005	10.97	11.66	155,377
2006	11.66	12.70	126,997
2007	12.70	14.17	87,411
2008	14.17	8.93	68,193
2009	8.93	11.64	55,605
2010	11.64	13.14	47,546

MFS VIT Investors Trust

2001	11.96	9.91	111,749
2002	9.91	7.72	104,280
2003	7.72	9.30	96,611
2004	9.30	10.21	89,168
2005	10.21	10.80	80,632
2006	10.80	12.04	72,289
2007	12.04	13.09	55,522
2008	13.09	8.64	44,726
2009	8.64	10.81	30,954
2010	10.81	11.84	26,011

MFS VIT New Discovery

2001	21.32	19.96	196,868
2002	19.96	13.45	190,967
2003	13.45	17.74	196,636
2004	17.74	18.63	196,685
2005	18.63	19.33	159,135
2006	19.33	21.58	132,396
2007	21.58	21.81	116,150
2008	21.81	13.05	82,782
2009	13.05	21.01	85,802
2010	21.01	28.23	83,256

Lord Abbett Growth and Income

2001	15.07	13.86	312,567
2002	13.86	11.20	327,700
2003	11.20	14.47	312,118
2004	14.47	16.08	311,322
2005	16.08	16.36	281,715
2006	16.36	18.92	268,719
2007	18.92	19.30	224,835
2008	19.30	12.09	158,361
2009	12.09	14.19	133,305
2010	14.19	16.42	107,298

Lord Abbett MidCap Value

2001	15.44	16.45	286,189
2002	16.45	14.64	324,812
2003	14.64	18.00	324,416
2004	18.00	22.02	345,416
2005	22.02	23.50	368,432
2006	23.50	26.00	300,646
2007	26.00	25.78	280,830
2008	25.78	15.42	211,045
2009	15.42	19.25	158,598
2010	19.25	23.81	129,509

Lord Abbett International

2001	9.06	6.56	31,399
2002	6.56	5.32	31,288
2003	5.32	7.41	32,307
2004	7.41	8.80	46,053
2005	8.80	11.00	78,953
2006	11.00	13.99	139,474
2007	13.99	14.44	144,439
2008	14.44	6.91	91,468
2009	6.91	9.99	79,627
2010	9.99	11.95	71,514

Alger Growth Portfolio

2001	8.11	7.05	194,922
2002	7.05	4.66	157,878
2003	4.66	6.21	239,077
2004	6.21	6.46	231,091
2005	6.46	7.13	304,784
2006	7.13	7.40	284,242
2007	7.40	8.75	325,380
2008	8.75	4.60	219,694
2009	4.60	6.76	251,616
2010	6.76	7.56	132,074

Alger Mid-Cap Portfolio

2001	8.69	8.01	147,826
2002	8.01	5.56	164,604
2003	5.56	8.11	314,939
2004	8.11	9.03	287,398
2005	9.03	9.78	284,155
2006	9.78	10.62	299,814
2007	10.62	13.78	352,640
2008	13.78	5.66	279,960
2009	5.66	8.46	295,404
2010	8.46	9.96	220,389

Alger Leveraged All-Cap Portfolio

2001	7.51	6.22	293,506
2002	6.22	4.05	397,144
2003	4.05	5.39	446,609
2004	5.39	5.74	352,959
2005	5.74	6.48	362,784
2006	6.48	7.62	317,124
2007	7.62	10.04	424,627
2008	10.04	5.43	380,778
2009	5.43	8.10	378,885
2010	8.10	9.10	269,297

Alger SmallCap Portfolio

2001	7.95	5.52	25,597
2002	5.52	4.02	63,605
2003	4.02	5.64	179,885
2004	5.64	6.48	191,203
2005	6.48	7.47	236,311
2006	7.47	8.84	245,440
2007	8.84	10.22	233,105
2008	10.22	5.38	171,466
2009	5.38	7.72	154,726
2010	7.72	9.54	121,021

Van Eck Worldwide Hard Assets Fund
2002(1)	10.00	8.53	4,709
2003	8.53	12.19	8,208
2004	12.19	14.90	28,482
2005	14.90	22.29	87,559
2006	22.29	27.36	111,018
2007	27.36	39.21	136,447
2008	39.21	20.83	141,118
2009	20.83	32.36	153,345
2010	32.36	41.23	139,833

Invesco V.I. Financial Services Fund
2002(1)	10.00	8.36	19,805
2003	8.36	10.68	28,861
2004	10.68	11.45	28,903
2005	11.45	11.96	31,039
2006	11.96	13.73	29,385
2007	13.73	10.53	38,017
2008	10.53	4.21	36,098
2009	4.21	5.29	51,946
2010	5.29	5.75	48,513

Invesco V.I. Global Health Care Fund
2002(1)	10.00	8.13	10,812
2003	8.13	10.24	35,646
2004	10.24	10.86	51,621
2005	10.86	11.58	59,653
2006	11.58	12.02	51,358
2007	12.02	13.25	47,038
2008	13.25	9.33	33,563
2009	9.33	11.74	24,977
2010	11.74	12.19	19,641

PIMCO High Yield Portfolio
2003(2)	10.00	10.87	87,433
2004	10.87	11.74	92,833
2005	11.74	12.05	52,379
2006	12.05	12.96	95,280
2007	12.96	13.23	135,140
2008	13.23	9.98	137,852
2009	9.98	13.81	137,472
2010	13.81	15.59	125,782

PIMCO Low Duration Portfolio
2003(2)	10.00	9.97	6,557
2004	9.97	10.01	22,888
2005	10.01	9.97	19,947
2006	9.97	10.22	10,988
2007	10.22	10.82	6,828
2008	10.82	10.62	5,527
2009	10.62	11.87	4,343
2010	11.87	12.33	6,395

PIMCO Real Return Portfolio
2003(2)	10.00	10.48	7,589
2004	10.48	11.25	46,876
2005	11.25	11.33	89,754
2006	11.33	11.25	120,513
2007	11.25	12.27	84,065
2008	12.27	11.24	99,652
2009	11.24	13.13	156,696
2010	13.13	14.00	169,195

PIMCO Total Return Portfolio
2003(2)	10.00	10.10	25,888
2004	10.10	10.45	70,149
2005	10.45	10.37	164,873
2006	10.37	10.68	251,716
2007	10.68	11.46	287,014
2008	11.46	12.02	313,236
2009	12.02	13.47	289,970
2010	13.47	14.36	257,161

(1)          Period from 5/1/2002 to 12/31/2002

(2)          Period from 5/1/03 to 12/31/03

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-07772

va_sai.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE ANNUITY

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account C)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract (“Contract”) offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2011, by contacting Us, at Our Principal Office located at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Terms used in the current prospectus for the policy are incorporated in this statement.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2011

THE CONTRACT

Non-Participation

Misstatement of Age or Sex

Proof of Existence and Age

Assignment

Annuity Data

Incontestability

Ownership

Entire Contract

Changes in the Contract

Protection of Benefits

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations Assuming Surrender

Other Performance Data

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person Owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACT

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Non-Participation

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of Midland National.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other payee has been misstated in the application, the annuity payable under the contract will be whatever the contract value of the contract would purchase on the basis of the correct age or sex of the annuitant and/or other payee, if any, on the date annuity payments begin. Any overpayment or underpayments by Midland National as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the contract, We may require proof of the existence and/or proof of the age of the owner or annuitant.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, to the extent permitted by applicable laws, regulations or action of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The contract is incontestable after it has been in force, during the annuitant's lifetime, for two years.

Ownership

Before the annuitant's death, only the owner will be entitled to the rights granted by the contract or allowed by Midland National under the contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the owner is an individual and dies before the annuitant, the rights of the owner belong to the estate of the owner unless this contract has been endorsed to provide otherwise.

Entire Contract

We have issued the contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the contract. The Policy Form with the application and any riders make the entire contract. All statements made by or for the annuitant are considered representations and not warranties. Midland National will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.

Changes in the Contract

Only Midland National's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland National may not change or amend the contract, except as expressly provided in the contract, without the owner's consent. However, We may change or amend the contract if such change or amendment is necessary for the contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine accumulation unit values for the investment division of Our Separate Account at the end of each Business Day. The accumulation unit value for each investment division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the accumulation unit value for any Business Day is equal to the accumulation unit value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each investment division every Business Day as follows:

•    First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

•    Then, We divide this amount by the value of the amounts in the investment division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

•    Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038356% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

•    Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the annuity unit value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

1.      the annuity unit value for the preceding business day.

2.      the net investment factor (as described above) for that division on that business day.

3.      the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market investment division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the Fidelity VIP Money Market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market investment division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the Fidelity VIP Money Market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:

a  =     net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the investment division.

b  =    expenses accrued for the period (net of reimbursements).

c  =     the average daily number of units outstanding during the period.

d  =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular contract. Contingent Deferred Sales Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the contract was issued.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding Fund. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any investment division.

Standard Total Return Calculations Assuming Surrender

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:

P =  a hypothetical initial payment of $1,000

  T =  average annual total return

  n =   number of years

ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

Other Performance Data

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be zero.

CTR = [ERV/P] – 1

Where:

               CTR =      the cumulative total return net of investment division recurring charges for the period.

               ERV =      ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

               P      =       an assumed initial payment of $1,000.

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.
Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “Contract Charges” factor to reflect the charges imposed under the contract. The Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $33 Contract Maintenance Charge. The contract maintenance charge is deducted only when the contract value is less than $50,000.  This additional amount is calculated using a method intended to show the "average" impact of the annual maintenance fee on a contract that has a contract value of less than $50,000.  The annual maintenance fee is approximated based on an average contract value of $14,980, so it is calculated as $33/14,980, or 0.22% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that owner’s death, or (2) as annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “Designated Beneficiary” or over a period not extending beyond the life expectancy of that Beneficiary. The owner’s “Designated Beneficiary” is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the owner’s Designated Beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

Non-Natural Person Owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include an income any increase in the excess of the contract value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.  Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments you request until all information required under the tax law has been received.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.  The value of enhanced death benefits may need to be considered in calculating required minimum distributions. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Under our distribution agreement with Sammons Securities Company, We allow for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C as follows:

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company**
2008	$573,896	$173,599
2009	$81,032	$104,194
2010	$68,051	$127,039

*Represents total commissions paid on Variable Annuity and Variable Annuity II contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

  sales representative training allowances,
  deferred compensation and insurance benefits,
  advertising expenses, and
  all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

  “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;
  sales promotions relating to the contracts;
  costs associated with sales conferences and educational seminars for their sales representatives; and
  other sales expenses incurred by them.

We also paid flat dollar amounts to certain selling firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives. During 2010, We may have made such payments of up to $12,000.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

100 E. Wisconsin Ave., Suite 1800

Milwaukee, WI 53202

OTHER INFORMATION

A Registration Statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

MNLIC
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 and 2009

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                          1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2010 and 2009       2

     Consolidated Statements of Income for the years ended
       December 31, 2010, 2009 and 2008                                 3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
       December 31, 2010, 2009 and 2008                                 4

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2010, 2009 and 2008                                 5

     Notes to Consolidated Financial Statements                         7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 25, 2011

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI  53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2010 and 2009
(Amounts in Thousands, except par value)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      2010                 2009
                                                                                 -----------------   ------------------

ASSETS
Investments
    Fixed maturities, available for sale, at fair value                               $24,516,373          $22,256,805
    Equity securities, at fair value                                                      424,953              462,328
    Mortgage loans                                                                        247,133              241,001
    Policy loans                                                                          333,186              315,979
    Short-term investments                                                                248,637              353,271
    Derivative instruments                                                                425,656              435,085
    Other invested assets                                                                 983,630              337,514
                                                                                 -----------------   ------------------
              Total investments                                                        27,179,568           24,401,983
Cash                                                                                       50,517              269,749
Accrued investment income                                                                 237,447              217,912
Deferred policy acquisition costs                                                       1,502,244            1,798,826
Deferred sales inducements                                                                455,628              626,447
Present value of future profits of acquired businesses                                     21,015               21,767
Federal income tax asset, net                                                              58,019              410,274
Other receivables, other assets and property, plant and equipment                         146,950              145,213
Reinsurance receivables                                                                 1,889,376            2,079,974
Separate account assets                                                                 1,001,274              934,472
                                                                                 -----------------   ------------------
              Total assets                                                            $32,542,038          $30,906,617
                                                                                 =================   ==================
LIABILITIES
Liabilities
Policyholder account balances                                                         $24,817,393          $23,244,885
Policy benefit reserves                                                                 1,049,300            1,003,106
Policy claims and benefits payable                                                        119,949               99,461
Repurchase agreements, other borrowings and collateral on
 derivative instruments                                                                 2,527,412            2,974,315
Derivative instruments                                                                     10,541               51,187
Other liabilities                                                                         729,027              674,515
Separate account liabilities                                                            1,001,274              934,472
                                                                                 -----------------   ------------------
              Total liabilities                                                        30,254,896           28,981,941
                                                                                 -----------------   ------------------
STOCKHOLDER'S EQUITY
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     issued and outstanding                                                                 2,549                2,549
    Additional paid-in capital                                                            335,907              301,827
    Retained earnings                                                                   1,860,073            1,599,861
    Accumulated other comprehensive income (loss)                                          88,613             (483,751)
                                                                                 -----------------   ------------------
              Total Midland National Life Ins. Co. stockholder's equity                 2,287,142            1,420,486
Noncontrolling interest                                                                         -              504,190
                                                                                 -----------------   ------------------
              Total stockholder's equity                                                2,287,142            1,924,676
                                                                                 -----------------   ------------------
              Total liabilities and stockholder's equity                              $32,542,038          $30,906,617
                                                                                 =================   ==================

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                               2010             2009              2008
                                                                           --------------  ----------------  ---------------

REVENUES
Premiums                                                                       $ 146,850         $ 147,415        $ 137,156
Interest sensitive life and investment product charges                           303,991           295,560          288,514
Net investment income                                                          1,407,708         1,059,608          966,440
Net gains (losses) on derivatives and derivative instruments                     191,371          (157,076)         (37,865)
Net unrealized gain from variable interest entity                                      -            35,795           27,442
Net realized investment gains                                                     94,571           154,827          117,775
Total other-than-temporary impairment losses                                     (75,139)          (83,778)         (87,404)
Noncredit portion in other comprehensive income                                    3,557            12,307                -
                                                                           --------------  ----------------  ---------------
              Net impairment loss recognized in earnings                         (71,582)          (71,471)         (87,404)
Other income                                                                      15,045            12,419           16,583
                                                                           --------------  ----------------  ---------------
              Total revenue                                                    2,087,954         1,477,077        1,428,641
                                                                           --------------  ----------------  ---------------
BENEFITS AND EXPENSES
Interest credited to policyholder account balances                               881,856           541,266          447,901
Benefits incurred                                                                302,497           238,071          245,319
Amortization of deferred sales inducements                                        80,765            60,246           74,081
                                                                           --------------  ----------------  ---------------
              Total benefits                                                   1,265,118           839,583          767,301
Operating and other expenses (net of commissions and other
 expenses deferred)                                                              116,552           162,648           92,491
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                          221,904           175,601          178,739
                                                                           --------------  ----------------  ---------------
              Total benefits and expenses                                      1,603,574         1,177,832        1,038,531
                                                                           --------------  ----------------  ---------------
              Income before income taxes                                         484,380           299,245          390,110
Income tax provision                                                             131,908           102,308          138,996
                                                                           --------------  ----------------  ---------------
              Net income                                                         352,472           196,937          251,114
Less:  Net income attributable to noncontrolling interests (net
 of tax $0 in 2010, $9,992 in 2009 and $533 in 2008)                                   -           (57,373)          (6,437)
                                                                           --------------  ----------------  ---------------
              Net income attributable to Midland National Life Ins. Co.        $ 352,472         $ 139,564        $ 244,677
                                                                           ==============  ================  ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Midland National Life Insurance Co. Stockholder's Equity
                                                              -------------------------------------------------------------------

                                                                               Additional
                                                                 Common          Paid-in         Retained        Comprehensive
                                                                  Stock          Capital         Earnings           Income
                                                              --------------  --------------   -------------   ------------------

Balance, December 31, 2007                                        $   2,549       $ 268,707      $1,306,927
Comprehensive income (loss)
    Net income                                                                                      244,677         $    244,677
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)                                                            (725,299)
      Pension liability (net of tax ($1,259))                                                                             (2,337)
      Post-retirement liability (net of tax $682)                                                                          1,266
                                                                                                               ------------------
              Comprehensive (loss)                                                                                  $   (481,693)
                                                                                                               ==================
Capital contribution                                                                 50,000
Dividends paid on common stock                                                                      (46,740)
                                                              --------------  --------------   -------------
Balance, December 31, 2008                                            2,549         318,707       1,504,864
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                                             7,050
Comprehensive income (loss)
    Net income                                                                                      139,564         $    139,564
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                                                                  306,808
      Pension liability (net of tax ($1,200))                                                                             (2,229)
      Post-retirement liability (net of tax $340)                                                                            630
                                                                                                               ------------------
              Comprehensive income                                                                                  $    444,773
                                                                                                               ==================
Equity transactions with noncontrolling interests, net                              (16,880)
Capital contribution
Dividends paid on common stock                                                                      (51,617)
                                                              --------------  --------------   -------------
Balance, December 31, 2009                                            2,549         301,827       1,599,861
Deconsolidation of variable interest entity                                          16,880
Comprehensive income (loss)
    Net income                                                                                      352,472              352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                                                                  576,847
      Pension liability (net of tax ($1,760))                                                                             (3,269)
      Post-retirement liability (net of tax ($654))                                                                       (1,214)
                                                                                                               ------------------
              Comprehensive income                                                                                  $    924,836
                                                                                                               ==================
Capital contribution                                                                  5,000
Employee stock ownership plan                                                        12,200
Dividends paid on common stock                                                                      (92,260)
                                                              --------------  --------------   -------------
Balance, December 31, 2010                                        $   2,549       $ 335,907      $1,860,073
                                                              ==============  ==============   =============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                              ----------------------------------------------------------
                                                                    Accumulated
                                                                       Other                               Total
                                                                   Comprehensive      Noncontrolling   Stockholder's
                                                                   Income (Loss)        Interest           Equity
                                                                 ------------------  ---------------   ---------------

Balance, December 31, 2007                                            $    (55,540)        $      -       $ 1,522,643
Comprehensive income (loss)
    Net income                                                                                6,437           251,114
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)              (725,299)                          (725,299)
      Pension liability (net of tax ($1,259))                               (2,337)                            (2,337)
      Post-retirement liability (net of tax $682)                            1,266                              1,266
              Comprehensive (loss)
Capital contribution                                                                        127,400           177,400
Dividends paid on common stock                                                                                (46,740)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2008                                                (781,910)         133,837         1,178,047
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                   (7,050)                                 -
Comprehensive income (loss)
    Net income                                                                               57,373           196,937
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                    306,808                            306,808
      Pension liability (net of tax ($1,200))                               (2,229)                            (2,229)
      Post-retirement liability (net of tax $340)                              630                                630
              Comprehensive income
Equity transactions with noncontrolling interests, net                                       16,880
Capital contribution                                                                        296,100           296,100
Dividends paid on common stock                                                                                (51,617)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2009                                                (483,751)         504,190         1,924,676
Deconsolidation of variable interest entity                                                (504,190)         (487,310)
Comprehensive income (loss)
    Net income                                                                                                352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                    576,847                            576,847
      Pension liability (net of tax ($1,760))                               (3,269)                            (3,269)
      Post-retirement liability (net of tax ($654))                         (1,214)                            (1,214)
              Comprehensive income
Capital contribution                                                                                            5,000
Employee stock ownership plan                                                                                  12,200
Dividends paid on common stock                                                                                (92,260)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2010                                             $    88,613         $      -       $ 2,287,142
                                                                 ==================  ===============   ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                       2010               2009               2008
                                                                   -------------  -----------------  -----------------

OPERATING ACTIVITIES
Net income                                                            $ 352,472          $ 196,937          $ 251,114
Adjustments to reconcile net income to net cash
 provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and present value
     of future profits of acquired businesses                           302,669            235,847            252,821
    Net amortization of premiums and discounts
     on investments                                                    (131,051)           (89,973)           (53,509)
    Amortization of index options                                       179,637            165,439            258,469
    Employee stock ownership plan                                        12,200                  -                  -
    Policy acquisition costs deferred                                  (263,602)          (214,843)          (239,169)
    Sales inducements deferred                                          (92,589)           (74,579)           (96,598)
    Net realized investment (gains) losses and net
     impairment losses recognized in earnings                           (22,989)           (83,356)           (30,371)
    Net (gains) losses on derivatives and derivative
     instruments                                                       (191,371)           157,076             37,865
    Net unrealized gains from variable interest entity                        -            (35,795)           (27,442)
    Provision (benefit) for deferred income taxes                        20,151            (17,781)            21,142
    Net interest credited and product charges on
     universal life and investment policies                             895,216            436,536            365,747
    Changes in other assets and liabilities
      Net receivables                                                   (23,954)           (57,028)            (8,417)
      Net payables                                                       71,909            125,697             18,239
      Policy benefits                                                   102,645             55,813             91,041
      Other, net                                                        (49,117)              (567)             4,410
                                                                   -------------  -----------------  -----------------
              Net cash provided by operating activities               1,162,226            799,423            845,342
                                                                   -------------  -----------------  -----------------

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      2010               2009               2008
                                                                 ----------------  -----------------  -----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                   5,026,800          7,712,355          8,621,197
    Equity securities                                                    224,575            100,281            138,241
    Mortgage loans                                                        52,252             33,601             43,499
    Derivative instruments                                                     -              9,987             45,877
    Other invested assets                                                 52,778             37,206             26,382
Cost of investments acquired
    Fixed maturities                                                  (6,821,533)        (9,049,051)       (10,928,448)
    Equity securities                                                   (160,158)          (102,725)          (130,751)
    Mortgage loans                                                       (61,773)           (25,893)            (4,720)
    Derivative instruments                                              (125,959)          (162,597)          (423,186)
    Other invested assets                                                (31,865)           (28,219)           (84,276)
Change in cash due to deconsolidation of VIE                            (159,827)                 -                  -
Net change in policy loans                                               (17,207)              (487)           (16,081)
Net change in short-term investments                                     104,634           (175,000)           174,597
Net change in collateral on derivatives                                  (86,174)           183,681            (92,372)
Net change in amounts due to/from brokers                                 30,861            144,838              5,189
                                                                 ----------------  -----------------  -----------------
              Net cash used in investing activities                   (1,972,596)        (1,322,023)        (2,624,852)
                                                                 ----------------  -----------------  -----------------
FINANCING ACTIVITIES
Receipts from universal life and investment  products                  2,906,068          2,779,877          2,798,104
Benefits paid on universal life and investment  products              (2,189,030)        (2,076,795)        (1,870,294)
Net change in repurchase agreements and other borrowings                 (38,643)          (258,701)           820,615
Receipts related to noncontrolling interests, net                              -            296,100            127,400
Capital contributions received                                             5,000                  -             50,000
Dividends paid on common stock                                           (92,257)           (51,617)           (46,740)
                                                                 ----------------  -----------------  -----------------
              Net cash provided by financing activities                  591,138            688,864          1,879,085
                                                                 ----------------  -----------------  -----------------
              Net increase (decrease) in cash                           (219,232)           166,264             99,575
Cash
Beginning of year                                                        269,749            103,485              3,910
                                                                 ----------------  -----------------  -----------------
End of year                                                            $  50,517          $ 269,749          $ 103,485
                                                                 ================  =================  =================
SUPPLEMENTAL INFORMATION
Cash paid during the year for
 Income taxes, paid to parent                                           $ 51,374          $ 204,153          $  59,855
Interest on other borrowings                                               2,381              4,594              5,044

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
--------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in Iowa. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for
        Life and Health Insurance ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. At December 31,
        2009 and 2008, Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% and 62.9%
        of the Fund, respectively. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting
        Standards Board ("FASB"), the Company deconsolidated the Fund as of
        January 1, 2010. See Note 6 for further discussion of the
        deconsolidation of the Fund.

        Basis of Presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP") and policy benefit reserves for traditional life insurance policies.

        Interest Rate Risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Assets, Financial Liabilities, and Financial
        Instruments

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize the fair value option for any of its eligible financial assets or financial liabilities.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale Securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term Investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative Instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other Invested Assets

        Other invested assets consist primarily of limited partnerships. The
        Company adopted guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent) for the year ended December 31, 2009. The guidance permits, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment
        (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The Company's limited partnerships are measured using this method.

        Reinsurance Receivables - Embedded Derivatives from Reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate Account Assets

        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder Account Balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Fair value for embedded derivatives related to indexed life and annuity products is determined based on models the Company has developed to estimate the fair value of the liabilities.

        Repurchase Agreements, other Borrowings and Collateral on Derivative
        Instruments

        The fair value of the Company's reverse repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home
        Loan Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and Investment Income

        Available-for-sale Securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and noncredit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        As previously discussed in the Organization section of this footnote, the Company consolidated the Fund at December 31, 2009 and 2008. As an investment company, the Fund did not classify its fixed maturity investments into the three previously described categories. In addition, the Fund, and therefore the Company in its consolidation of the Fund, reported its fixed maturity investments at fair value but the unrealized gains and losses were reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of OCI in the consolidated statements of stockholder's equity. The Company has included $1,265,946 in available-for-sale fixed maturity securities of the Fund in the accompanying consolidated balance sheets as of December 31, 2009. The unrealized gains on these fixed maturity securities of $34,739 and $27,311 for the years ended December
        31, 2009 and 2008, respectively, were reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the Fund held one preferred stock that was reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security was $3,049 as of
        December 31, 2009 and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, was reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income. Subsequent to the deconsolidation of the Fund, the fair value of the Company's equity position in the Fund of $627,226 is reported in other invested assets in the consolidated balance sheets at December 31, 2010. See Note 6 for further discussion of the deconsolidation the Fund.

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $84,434 and $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2010 and 2009, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2010 and 2009, 76% and 62%, respectively, of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage Loans

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 38% of the Company's mortgage loan portfolio is located in
        Florida, Georgia, North Carolina, and South Carolina and 14% is located in California, Oregon and Washington. The composition of the mortgage loan portfolio by property characteristic category as of December 31,
        2010 was as follows: Office 19%, Industrial 11%, Residential 12%, Retail
        4%, Apartment 2%, and Other 52%. During 2010, six new mortgages were originated for $58,890. Two new mortgages were originated in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and
        Florida. At December 31, 2010, the reported value of these reverse mortgages was $29,456. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on nonperforming loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of
        $1,036 (two loans) and $1,530 (four loans) for the years ended December
        31, 2010 and 2009, respectively. There was no impairment charge recognized in 2008.

        Policy Loans

        Policy loans are carried at unpaid principal balances.

        Short-term Investments

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost.

        Derivative Instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Other Invested Assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $39,176 and $40,092 as of
        December 31, 2010 and 2009, respectively.

        Other-than-temporary Impairment Losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. During the latter part of 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the Company traded its fixed income securities. The credit market conditions improved during 2009 and improvements in credit markets and a low interest rate environment during 2010 resulted in additional fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a noncredit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the noncredit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2010, 2009 and 2008, the Company recorded $71,582, $71,471 and
        $87,404, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance in 2009. For the fixed income securities held at the beginning of 2009 for which an
        OTTI was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated OCI. The amount of the cumulative effect adjustment recognized by the Company was $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Investment Income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and noninterest bearing deposits held by custodial banks.

        Derivatives and Derivative Instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains
        (losses) on derivatives and derivative instruments. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to effective fair value hedges and nonhedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued Investment Income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred Policy Acquisition Costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred Sales Inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,546, $1,300, $1,119, $1,248 and $1,180 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance Receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables. The
        Company uses reinsurance for capital relief and risk mitigation on life and annuity products. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The
        Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate Account Assets and Liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred on the consolidated statements of income.

        Recognition of Traditional Life Insurance Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,049,300 and $1,003,106 at
        December 31, 2010 and 2009, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2010 and 2009.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $24,817,393 and
        $23,244,885 at December 31, 2010 and 2009, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2010 and from 2.00% to 7.50% in 2009. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase Agreements

        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2010 and 2009, there were
        $2,063,855 and $2,424,585, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and Distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net income or
        10% of the insurance companies' statutory surplus at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income Taxes

        The Company is a member of the Sammons Enterprises Inc. ("SEI")
        consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
        Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from,
        SEI in the amount they would have paid to, or received from, the
        Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, noncredit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently Adopted Authoritative Guidance

        Fair Value Measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Other-than-temporary Impairments

        In April 2009, the FASB issued amended guidance on the recognition and presentation of OTTI and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. In addition, if the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss which is recognized as a charge against earnings and a noncredit related loss that is recognized in accumulated other comprehensive loss. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI.
        The Company adopted the guidance as required on January 1, 2009, recorded a reclassification of $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required.

        See Note 1 for additional discussion on this guidance.

        Transfers of Financial Assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable Interest Entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Recently Issued Authoritative Guidance

        Fair Value Measurements

        In January 2010, the FASB issued additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. This guidance is effective for fiscal years beginning after December 15,
        2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Investments Held through Separate Accounts

        In April 2010, the FASB issued additional guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer's interests. A company should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Allowance for Credit Losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The new disclosure requirements are effective for reporting periods ending after December 15, 2011. The guidance does not change current accounting guidance but requires additional disclosures. The Company believes the guidance will not have any impact on the consolidated financial statements, but will increase the disclosures about the allowance for credit losses.

        Deferred Policy Acquisition Costs and Deferred Sales Inducements

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The guidance is effective for periods beginning after
        December 31, 2011 and is to be applied prospectively. Early adoption and retrospective application are optional. The Company is currently evaluating the impact the new guidance will have on the consolidated financial statements, but it could be material.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                            December 31, 2010                     December 31, 2009
                                                     ----------------------------------  ------------------------------------
                                                       Carrying          Estimated           Carrying          Estimated
                                                        Value            Fair Value           Value            Fair Value
                                                     ---------------  -----------------  -----------------  -----------------

Financial assets
Available-for-sale
    Fixed maturities                                   $ 24,516,373       $ 24,516,373       $ 22,256,805       $ 22,256,805
    Equity securities                                       424,953            424,953            462,328            462,328
Mortgage loans                                              247,133            219,546            241,001            207,576
Short-term investments                                      248,637            248,637            353,271            353,271
Derivative instruments                                      425,656            425,656            435,085            435,085
Other invested assets                                       983,630            998,669            337,514            362,471
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                          26,061             26,061              6,676              6,676
Separate account assets                                   1,001,274          1,001,274            934,472            934,472
Financial liabilities
Policyholder account balances
    Investment-type insurance contracts                $ 14,193,220       $ 12,724,974       $ 12,808,780       $ 11,444,929
    Indexed life and annuity embedded derivatives           (40,622)           (40,622)            26,158             26,158
Repurchase agreements, other borrowings
 and collateral on derivative instruments                $2,527,412         $2,527,412         $2,974,315         $2,974,315
Derivative instruments                                       10,541             10,541             51,187             51,187

        Fair Value Measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using nonbinding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and noninterest bearing cash. As required by the fair value measurements guidance, the
        Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2010 and 2009 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2010
                                                      --------------------------------------------------------------------------
                                                        Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs            Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      ----------------   -----------------  -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
    U.S. government and agencies                                  $ -         $ 3,357,124                $ -        $ 3,357,124
    Municipal securities                                            -           3,015,347                  -          3,015,347
    Corporate securities                                            -           7,422,540          1,148,275          8,570,815
    Residential mortgage-backed securities                          -           2,864,008            205,743          3,069,751
    Commercial mortgage-backed securities                           -           1,417,735                 94          1,417,829
    Asset-backed securities                                         -           2,456,071          2,457,780          4,913,851
    Other debt obligations                                          -              84,254             87,402            171,656
                                                      ----------------   -----------------  -----------------  -----------------
              Total fixed maturities                          $     -        $ 20,617,079         $3,899,294       $ 24,516,373
Equity securities
    Financial services                                        $     -           $ 287,542          $  10,826          $ 298,368
    Other                                                           -              86,762             39,823            126,585
                                                      ----------------   -----------------  -----------------  -----------------
              Total equity securities                         $     -           $ 374,304          $  50,649          $ 424,953
Derivative instruments
    Options                                                   $     -           $ 209,211            $     -          $ 209,211
    Interest rate swaps, credit default swaps
    and interest rate floors                                        -              23,143                  -             23,143
    Futures                                                   193,302                   -                  -            193,302
                                                      ----------------   -----------------  -----------------  -----------------
           Total derivative instruments                     $ 193,302           $ 232,354            $     -          $ 425,656
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded                            $     -             $     -          $ (23,614)         $ (23,614)
    Indexed annuity funds withheld                                  -                   -             49,675             49,675
                                                      ----------------   -----------------  -----------------  -----------------
              Total reinsurance receivables                   $     -             $     -          $  26,061          $  26,061
Separate account assets                                    $1,001,274             $     -            $     -         $1,001,274
Financial liabilities (carried at fair value)
Policy account balances - index
 life and annuity embedded derivatives                              -                   -            (40,622)           (40,622)
Derivative instruments
    Interest rate swaps and credit default swaps                    -              10,541                  -             10,541
                                                      ----------------   -----------------  -----------------  -----------------
              Total derivative instruments                    $     -           $  10,541            $     -          $  10,541

                                                                               December 31, 2009
                                                  ---------------------------------------------------------------------------
                                                    Quoted Prices
                                                     in Active          Significant
                                                    Markets for            Other           Significant
                                                     Identical          Observable         Unobservable
                                                    Instruments           Inputs              Inputs
                                                     (Level 1)           (Level 2)          (Level 3)            Total
                                                  -----------------   ----------------   -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
U.S. government and agencies                               $     -         $3,254,711             $     -         $3,254,711
Non U.S. governments                                             -                  -                   -                  -
Corporate securities                                             -          6,617,649             754,956          7,372,605
Residential mortgage-backed securities                           -          1,942,431           1,154,910          3,097,341
Commercial mortgage-backed securities                            -          1,289,682              65,423          1,355,105
Asset-backed securities                                          -          1,943,826           2,836,787          4,780,613
Other debt obligations                                           -          2,157,165             239,265          2,396,430
                                                  -----------------   ----------------   -----------------  -----------------
              Total fixed maturities                             -         17,205,464           5,051,341         22,256,805
Equity securities                                                -            437,084              25,244            462,328
Derivative instruments                                           -            435,085                   -            435,085
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                              -                  -               6,676              6,676
Separate account assets                                    934,472                  -                   -            934,472
Financial liabilities (carried at fair value)
Policy account balances - indexed
 life and annuity embedded derivatives                     $     -            $     -           $  26,158          $  26,158
Derivative instruments                                      23,159             28,028                   -             51,187

        Approximately 16% and 23% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 2009, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2010 and 2009:

                                                                            December 31, 2010
                                                        -----------------------------------------------------------
                                                           Third-party            Priced
                                                             Source             Internally             Total
                                                        ------------------  -------------------  ------------------

Fixed maturities
    Corporate securities                                        $  83,957          $ 1,064,318         $ 1,148,275
    Residential mortgage-backed securities                              -              205,743             205,743
    Commercial mortgage-backed securities                               -                   94                  94
    Asset-backed securities                                             -            2,457,780           2,457,780
    Other debt obligations                                              -               87,402              87,402
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                               83,957            3,815,337           3,899,294
Equity securities
    Financial services                                                  -               10,826              10,826
    Other                                                               -               39,823              39,823
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                                    -               50,649              50,649
                                                        ------------------  -------------------  ------------------
                                                                $  83,957          $ 3,865,986         $ 3,949,943
                                                        ==================  ===================  ==================
              Percent of total                                        2%                 98%               100%
                                                        ==================  ===================  ==================

                                                                            December 31, 2009
                                                       ------------------------------------------------------------
                                                          Third-party            Priced
                                                            Source             Internally             Total
                                                       ------------------   ------------------  -------------------

Fixed maturities
    Corporate securities                                      $  181,604           $  573,352           $  754,956
    Residential mortgage-backed securities                         2,350            1,152,560            1,154,910
    Commercial mortgage-backed securities                         50,965               14,458               65,423
    Asset-backed securities                                       96,342            2,740,446            2,836,788
    Other debt obligations                                       118,179              121,085              239,264
                                                       ------------------   ------------------  -------------------
              Total fixed maturities                             449,440            4,601,901            5,051,341
Equity securities                                                      -               25,244               25,244
                                                       ------------------   ------------------  -------------------
                                                       ------------------   ------------------  -------------------
                                                              $  449,440          $ 4,627,145          $ 5,076,585
                                                       ==================   ==================  ===================
              Percent of total                                       9%                 91%                100%
                                                       ==================   ==================  ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2010 and 2009 are as follows:

                                                                  December 31, 2010
                                  ----------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of     Ending
                                   Balance      Net Income       OCI          (Net)      Level 3 (A)      Balance
                                  -----------  --------------------------  ------------ --------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   Municipal securities            $ 132,606        $    -        $    -        $    -     $ (132,606)       $    -
   Corporate securities              754,957           578        63,256       122,218        207,266     1,148,275
   Residential mortgage-
    backed securities                470,648        (4,974)       43,211       (75,718)      (227,424)      205,743
   Commercial mortgage-
    backed securities                749,685       (33,538)       47,736        (1,462)      (762,327)           94
   Asset-backed securities         2,836,786       (25,459)       73,442       193,320       (620,309)    2,457,780
   Other debt obligations            106,659           109         5,654        10,487        (35,507)       87,402
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total fixed maturities   $ 5,051,341    $ (63,284)    $ 233,299     $ 248,845    $(1,570,907)  $ 3,899,294
Equity securities
   Financial services               $ 25,245      $ 13,211      $ (1,293)    $ (26,337)       $     -      $ 10,826
   Other                                   -             -           (42)       39,865              -        39,823
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total equity securities    $ 25,245      $ 13,211      $ (1,335)     $ 13,528        $     -      $ 50,649
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded
   Indexed annuity
    products ceded                  $ (6,133)    $ (17,481)       $    -        $    -        $     -     $ (23,614)
   Indexed annuity funds
    withheld                          12,809        36,866             -             -              -        49,675
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total reinsurance
          receivables               $  6,676      $ 19,385        $    -        $    -        $     -      $ 26,061
Financial liabilities
 (carried at fair value)
   Policy account balances -
    indexed life and annuity
    embedded derivatives (B)        $ 26,158      $ 66,780        $    -        $    -        $     -     $ (40,622)

        (A) Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at
            December 31, 2010, and $413,113 of securities transferred into Level
            3 that did not have enough observable data to include in Level 2 at
            December 31, 2010. An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

        (B) Excludes host accretion and the timing of posting index credits, which are included in insurance benefits in the consolidated statements of income.

                                                                December 31, 2009
                                 ---------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of   Ending
                                   Balance      Net Income       OCI         (Net)      Level 3 (A)     Balance
                                 ------------  -------------------------- ------------  ------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   U.S. government
    and agencies                     $   350        $    -        $    -      $  (350)       $    -        $    -
   Corporate securities              685,419       (15,881)       63,431       52,719       (30,731)      754,957
   Residential mortgage-
    backed securities                674,905        37,142       (58,819)    (182,580)            -       470,648
   Commercial mortgage-
    backed securities                779,207       (38,297)       65,224      (45,507)      (10,942)      749,685
   Asset-backed securities         2,909,773       (50,704)     (272,470)     428,053      (177,866)    2,836,786
   Other debt obligations             94,813        (1,899)       (3,638)     173,809       (23,820)      239,265
                                 ------------  ------------  ------------ ------------  ------------  ------------
        Total fixed maturities   $ 5,144,467     $ (69,639)    $(206,272)   $ 426,144     $(243,359)  $ 5,051,341
Equity securities                   $ 76,522     $ (21,369)     $ 10,890    $ (15,102)    $ (25,697)     $ 25,244
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded            $ (35,680)     $ 42,356        $    -       $    -        $    -      $  6,676
Financial liabilities
 (carried at fair value)
Policy account balances -
 indexed life and annuity
 embedded derivatives (B)          $(416,478)    $(442,636)       $    -       $    -        $    -      $ 26,158

        (A) Included in the transfers in and/or out line above is $453,447 of securities priced using unobservable data at December 31, 2008 that were valued by a pricing service that uses observable market data at
            December 31, 2009, and $184,391 of securities that were transferred into Level 3 that did not have enough observable data to include in
            Level 2 at December 31, 2009.

        (B) Excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2010 and
        2009 are as follows:

                                                            2010                2009
                                                     -----------------   -----------------

Financial assets (carried at fair value)
Fixed maturities
    Corporate securities                                     $ (5,974)            $ 1,730
    Residential mortgage-backed securities                     (3,607)             (6,707)
    Commercial mortgage-backed securities                     (33,515)             (5,165)
    Asset-backed securities                                   (18,214)                  -
    Other debt obligations                                        106                 261
                                                     -----------------   -----------------
             Total fixed maturities                        $  (61,204)         $   (9,881)
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Index annuity products ceded                           $  (17,481)         $  109,466
    Index annuity funds withheld                               36,866             (67,110)
                                                     -----------------   -----------------
             Total reinsurance receivables                  $  19,385           $  42,356
Financial liabilities (carried at fair value)
Policy account balances - indexed life and
 annuity embedded derivatives                               $  66,780          $ (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                             December 31, 2010                      December 31, 2009
                     ------------------------------------  -------------------------------------
                          Fair              Unfunded             Fair              Unfunded
                         Value             Commitments          Value            Commitments
                     ----------------   -----------------  -----------------   -----------------

Fixed income              $  861,438           $  56,892         $  226,862           $  75,895
Private equity                93,299              21,798             95,846              19,533
Real estate                   43,876              29,408             39,707              33,976
Other                             56                   -                 56                   -
                     ----------------   -----------------  -----------------   -----------------
                          $  998,669          $  108,098         $  362,471          $  129,404
                     ================   =================  =================   =================

        Limited partnership interests included in other investments above, are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale Securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2010 and 2009 are as follows:

                                                                       December 31, 2010
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,432,038           $  96,842         $  171,756         $ 3,357,124
    Municipal securities                         3,044,016              48,063             76,732           3,015,347
    Corporate securities                         8,452,057             450,301            331,543           8,570,815
    Residential mortgage-backed
     securities                                  2,862,181             263,291             55,721           3,069,751
    Commercial mortgage-backed
     securities                                  1,428,109              55,274             65,554           1,417,829
    Asset-backed securities                      4,964,958             136,210            187,317           4,913,851
    Other debt obligations                         171,061               4,040              3,445             171,656
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             24,354,420           1,054,021            892,068          24,516,373
Equity securities
    Financial services                             292,121              19,160             12,913             298,368
    Other                                          126,079               3,634              3,128             126,585
                                          -----------------   -----------------  -----------------   -----------------
             Total equity securities               418,200              22,794             16,041             424,953
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale         $ 24,772,620         $ 1,076,815          $ 908,109        $ 24,941,326
                                          =================   =================  =================   =================

                                                                       December 31, 2009
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,516,095           $  20,070         $  281,455         $ 3,254,710
    Corporate securities                         7,707,269             308,254            642,916           7,372,607
    Residential mortgage-backed
     securities                                  2,990,682             180,952             74,293           3,097,341
    Commercial mortgage-backed
     securities                                  1,758,406              17,680            420,981           1,355,105
    Asset-backed securities                      4,958,375             118,026            295,788           4,780,613
    Other debt securities                        2,477,201              32,623            113,395           2,396,429
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             23,408,028             677,605          1,828,828          22,256,805
Equity securities                                  468,575              17,928             24,175             462,328
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale          $23,876,603          $  695,533        $ 1,853,003         $22,719,133
                                          =================   =================  =================   =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2010 and 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2010                                2009
                                                   ----------------------------------  ----------------------------------
                                                      Amortized         Estimated         Amortized         Estimated
                                                        Cost           Fair Value           Cost           Fair Value
                                                   ----------------  ----------------  ----------------  ----------------

Due in one year or less                                  $ 164,997         $ 163,659         $  98,940         $  94,482
Due after one year through five years                    1,536,679         1,574,353         1,591,569         1,570,708
Due after five years through ten years                   3,572,585         3,805,590         3,247,617         3,309,331
Due after ten years                                     10,570,356        10,296,314         9,523,683         8,747,613
Securities not due at a single maturity date
 (primarily mortgage-backed securities)                  8,509,803         8,676,457         8,946,219         8,534,671
                                                   ----------------  ----------------  ----------------  ----------------
             Total fixed maturities                   $ 24,354,420      $ 24,516,373      $ 23,408,028      $ 22,256,805
                                                   ================  ================  ================  ================

        Gross Unrealized Losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                    December 31, 2010
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies        $ 462,300      $ 38,230    $ 976,610    $ 133,526     $1,438,910    $ 171,756
   Municipal securities                  661,944        22,129    1,034,481       54,603      1,696,425       76,732
   Corporate securities                  850,308        27,257    2,122,137      304,286      2,972,445      331,543
   Residential mortgage-backed
    securities                           108,946         3,132      334,160       52,589        443,106       55,721
   Commercial mortgage-backed
    securities                            37,677         1,146      459,780       64,408        497,457       65,554
   Asset-backed securities               448,191        19,971    1,345,738      167,346      1,793,929      187,317
   Other debt securities                  10,444           211       69,635        3,234         80,079        3,445
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      2,579,810       112,076    6,342,541      779,992      8,922,351      892,068
Equity securities
   Financial services                     24,017         2,565       73,939       10,348         97,956       12,913
   Other                                  38,662           562       25,163        2,566         63,825        3,128
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total equity securities        62,679         3,127       99,102       12,914        161,781       16,041
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 2,642,489    $ 115,203  $ 6,441,643    $ 792,906     $9,084,132    $ 908,109
                                      ===========  ============ ============  ===========  ============= ============

                                                                    December 31, 2009
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                 Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies       $ 1,944,502    $ 140,052    $ 463,671    $ 141,403     $2,408,173    $ 281,455
   Corporate securities                  609,100        34,394    3,221,176      608,522      3,830,276      642,916
   Residential mortgage-backed
    securities                           371,533        50,065      189,245       24,228        560,778       74,293
   Commercial mortgage-backed
    securities                            31,679         2,428    1,150,235      418,553      1,181,914      420,981
   Asset-backed securities             1,442,584        54,538    1,260,694      241,250      2,703,278      295,788
   Other debt securities               1,205,209        47,817      524,237       65,578      1,729,446      113,395
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      5,604,607       329,294    6,809,258    1,499,534     12,413,865    1,828,828
Equity securities                         25,775           213      189,218       23,962        214,993       24,175
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 5,630,382    $ 329,507  $ 6,998,476   $ 1,523,496  $ 12,628,858  $ 1,853,003
                                      ===========  ============ ============  ===========  ============= ============

        At December 31, 2010, the Company held 5,412 positions in fixed income and equity securities. The above table, as of December 31, 2010 includes
        648 securities of 448 issuers. At December 31, 2010, 84% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2010, 16% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of nonredeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2010, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2010.

        U.S Government and Agencies

        The unrealized losses on U.S. Government and agencies, which represent
        19% of total unrealized losses at December 31, 2010, are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2010.

        Municipal Securities

        The municipal category, which represents 8% of the unrealized losses at
        December 31, 2010, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. To a lesser degree, the unrealized losses are also the result of increases in market interest rates since the securities in an unrealized loss position were purchased. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate Securities

        The largest unrealized losses in corporate securities, which represent
        37% of unrealized losses at December 31, 2010, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large
        U.S. national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.
        In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential Mortgage-backed Securities ("RMBS")

        The unrealized losses on RMBS, which represents 6% of unrealized losses at December 31, 2010, are concentrated in the nonagency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2010 compared to the unrealized losses at December 31, 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial Mortgage-backed Securities ("CMBS")

        The unrealized losses on CMBS, which represent 7% of unrealized losses at December 31, 2010, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2010.
        The unrealized losses on these securities have narrowed as of December
        31, 2010 compared to the unrealized losses at December 31, 2009. The
        Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed Securities ("ABS")

        The unrealized losses in ABS, which represent 21% of unrealized losses at December 31, 2010, are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans.
        The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did recognize OTTI on ABS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other Debt Obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity Securities

        This category, which represents 2% of unrealized losses at December 31,
        2010, primarily consists of nonredeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary Impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2010, 2009 and 2008 as summarized in the following table:

                                                                     2010             2009            2008
                                                                ---------------  ---------------  --------------

Corporate securities                                                  $ 14,783         $ 28,220        $ 51,853
Residential mortgage-backed securities                                   9,067            3,986               -
Commercial mortgage-backed securities                                   32,798           37,570          11,142
Asset-backed securities                                                 13,898              165          16,176
Preferred stock                                                              -                -           8,233
Commercial mortgage loans                                                1,036            1,530               -
                                                                ---------------  ---------------  --------------
             Net impairment loss recognized in earnings               $ 71,582         $ 71,471        $ 87,404
                                                                ===============  ===============  ==============

        The following is a rollforward of credit losses for the years ended
        December 31, 2010 and 2009 on fixed maturities held by the Company for which a noncredit portion of an OTTI impairment was recognized in OCI:

                                                                              2010               2009
                                                                        -----------------  -----------------

Balance, January 1                                                             $  29,636          $   1,237
Additions for newly impaired securities                                           18,974             52,208
Additions for previously impaired securities                                           -              1,417
Reductions for impaired securities sold                                          (18,134)           (25,226)
                                                                        -----------------  -----------------
Balance, December 31                                                           $  30,476          $  29,636
                                                                        =================  =================

        The amounts of noncredit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2010 and 2009 are summarized as follows:

                                                                              2010               2009
                                                                        -----------------  -----------------

Corporate securities                                                           $  17,093            $     -
Residential mortgage-backed securities                                                98                 56
Commercial mortgage-backed securities                                              2,221              6,756
Asset-backed securities                                                              601              6,008
                                                                        -----------------  -----------------
             Total OTTI losses in accumulated OCI                              $  20,013          $  12,820
                                                                        =================  =================

        Investment Income and Investment Gains (Losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                          2010                2009               2008
                                                    -----------------   -----------------  -----------------

Gross investment income
    Fixed maturities                                     $ 1,101,486         $ 1,134,910        $ 1,090,408
    Equity securities                                         24,824              24,005             21,087
    Mortgage loans                                            14,246              13,591             17,853
    Policy loans                                              22,068              21,830             22,155
    Short-term investments                                     2,709               1,269             11,356
    Derivative instruments                                    70,743             (70,064)           (93,490)
    Other invested assets                                    201,803             (26,654)            12,281
                                                    -----------------   -----------------  -----------------
             Total gross investment income                 1,437,879           1,098,887          1,081,650
Less:  Investment expenses                                    30,171              39,279            115,210
                                                    -----------------   -----------------  -----------------
             Net investment income                       $ 1,407,708         $ 1,059,608         $  966,440
                                                    =================   =================  =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities. The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                          2010               2009                2008
                                                    -----------------  ------------------  -----------------

Fixed maturities                                           $  79,262          $  176,244         $  134,848
Equity securities                                             15,903             (19,902)           (17,472)
Mortgage loans                                                  (491)               (600)                 -
Short-term                                                      (103)               (915)               399
                                                    -----------------  ------------------  -----------------
            Net realized investment gains                  $  94,571          $  154,827         $  117,775
                                                    =================  ==================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2010, 2009 and 2008, were as follows:

                                      2010                            2009                           2008
                          ------------------------------  ------------------------------  ------------------------------
                              Fixed          Equity           Fixed          Equity           Fixed          Equity
                           Maturities      Securities      Maturities      Securities      Maturities      Securities
                          --------------  --------------  --------------  --------------  -------------- ---------------

Proceeds from sales         $ 2,366,174      $  197,853     $ 6,155,856      $  100,281     $ 7,203,254      $  138,230
Gross realized gains            133,475          21,327         377,031           6,219         200,056           1,014
Gross realized losses           (72,294)         (4,702)       (215,126)        (26,122)        (68,395)        (18,485)

        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments categorized as asset-backed securities that exceeded 10% of the
        Company's stockholder's equity at December 31, 2010:

        Guggenheim Partners Opportunistic
         Investment Grade Securities Fund, LLC        $  627,226
        Wilshire, PA                                     210,218

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2010 and 2009. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2010 and
        2009, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with Regulatory Authorities

        At December 31, 2010 and 2009, securities with reported values of $3,554 and $3,632, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed, maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,269 and $3,304, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the
        Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2010, the beneficial interests in the remaining securities had a book value of $234,403 and fair value of $204,385.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                               December 31, 2010                December 31, 2009
                                                         -------------------------------  -------------------------------
                                                            Notional          Fair           Notional           Fair
                                                            Amount            Value          Amount            Value
                                                         --------------  ---------------  --------------   --------------
Assets
Derivative instruments
    Put options (1)                                                N/A           $    1             N/A           $    3
    Interest rate swaps (1)                                    387,418           12,090          46,650            2,914
    Credit default swaps - receive (1)                          92,400            4,177          72,500            5,509
    Interest rate floors (1)                                   113,000            4,983         113,000            3,629
    Futures (1)                                                982,972          193,302       1,006,838          172,568
    Call options (1)                                         3,279,125          209,210       2,587,120          249,180
    Interest rate swaps - effective cash flow (2)               23,810            1,893          23,810            1,282
                                                                         ---------------                   --------------
                                                                               $425,656                         $435,085
                                                                         ===============                   ==============
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded (1)                             N/A        $ (23,614)            N/A           (6,132)
    Indexed annuity funds withheld (1)                             N/A           49,675             N/A           12,809
                                                                         ---------------                   --------------
                                                                               $ 26,061                          $ 6,677
                                                                         ===============                   ==============
Fixed maturities - asset-backed securities
    Hybrid instruments (1)                                                     $449,563                         $357,239
                                                                         ===============                   ==============
Liabilities
Investment-type insurance contracts -
 embedded derivatives
    Indexed life and annuity products (1)                                      $(40,622)                        $ 26,158
                                                                         ===============                   ==============
Derivative instruments
    Interest rate swaps (1)                                   $ 19,707            $ 499        $131,928          $ 2,538
    Credit default swaps - receive (1)                          23,350              318         171,125            8,389
    Credit default swaps - pay (1)                              56,000            9,724          56,000           16,593
    Written options (1)                                              -                -         322,035           23,159
    Interest rate swaps - effective fair value (2)                   -                -                              508
                                                                         ---------------                   --------------
                                                                               $ 10,541                         $ 51,187
                                                                         ===============                   ==============
(1) Not designated as hedging instruments
(2) Designated as hedging instruments

        Cash Flow Hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                             For the Year Ended December 31, 2010
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   611           gains (losses)               $            -             instruments         $    -

                                             For the Year Ended December 31, 2009
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                        Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps      $ (2,243)          gains (losses)               $            -             instruments          $    -

                                             For the Year Ended December 31, 2008
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   786           gains (losses)               $            -             instruments          $    -

        Fair Value Hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                            Gain (Loss) in Income
                                                              ----------------------------------------------------
                                                                   2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                               $   508           $   309          $   (531)
    Fixed rate fixed income securities                                   (314)              503            (3,230)
                                                              ----------------  ----------------  ----------------
                                                                      $   194           $   812         $  (3,761)
                                                              ================  ================  ================

        Indexed Options and Futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded Derivatives Related to Indexed Life and Annuity Products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded Derivatives Related to Hybrid Financial Instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. At December 31, 2009, the amortized cost and fair value of the Company's hybrid financial instruments was $400,600 and $357,239, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other Derivative Instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the nonhedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the nonhedge swaps is the ineffective portions of cash flow and fair value interest rate swaps.
        Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these nonhedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                                     2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                             $  11,215         $  (6,052)        $  13,940
    Credit default swaps - receive                                      7,052            (4,542)           (1,599)
    Credit default swaps - pay                                          6,869            20,271           (41,456)
    Interest rate floors                                                1,354            (4,565)            5,546
    Embedded derivatives in
      Indexed life and annuity products                                66,780          (442,636)          363,680
      Indexed annuity products ceded                                   (7,881)          109,465          (110,609)
      Indexed annuity funds withheld                                   36,867           (67,109)          (68,588)
      Hybrid instruments                                               11,324           (40,492)           (2,869)
    Futures                                                           102,694           118,925          (141,390)
    Options                                                           (45,097)          158,847           (50,759)
                                                              ----------------  ----------------  ----------------
                                                                    $ 191,177        $ (157,888)        $ (34,104)
                                                              ================  ================  ================

Gains (losses) recognized in net investment income
    Interest rate swaps                                              $  9,706         $  (4,685)          $   215
    Options                                                            61,037           (65,379)          (92,298)
                                                              ----------------  ----------------  ----------------
                                                                    $  70,743         $ (70,064)        $ (92,083)
                                                              ================  ================  ================

        Collateral on Derivative Instruments

        Collateral posted by counterparties at December 31, 2010 and 2009 applicable to derivative instruments was $113,687 and $199,861, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2010 and 2009 applicable to derivative instruments was $8,950 and $20,350, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        During 2008, the Company became a limited partner in a VIE and the
        Company was considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the VIE were consolidated in the accompanying 2009 and 2008 consolidated financial statements. The variable interest entity, Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC (the "Fund"), is a
        private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 46.7% and 50.9% interest in the Fund as of December 31, 2010 and
        2009, respectively. North American held a 23.4% and 25.5% interest in the Funds as of December 31, 2010 and 2009, respectively. The general partner of the Fund is a related party, Guggenheim Partners Asset
        Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010.

        The noncontrolling interests included in stockholders' equity as of
        December 31 are as follows:

                                                           2010               2009
                                                     -----------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                             $     -         $  504,190

        The net income attributable to noncontrolling interests included for the years ended December 31 are as follows:

                                                           2010               2009                2008
                                                     -----------------  ------------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                           $     -           $  57,373          $   6,437

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                          2010            2009            2008
                                                                    ---------------  --------------  --------------

Net income attributable to the Company                                  $  352,472      $  219,498      $  244,678
Transfers (to) from the noncontrolling interests
    Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                         -         (16,880)              -
                                                                    ---------------  --------------  --------------
             Change from net income attributable to the Company
              and transfers (to) from noncontrolling interests          $  352,472      $  202,618      $  244,678
                                                                    ===============  ==============  ==============

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2010 is as follows:

        Limited partnerships
            Carrying amount of asset                       $  983,630
            Maximum exposure to loss                        1,091,728
        Resecuritization trust
            Beneficial interests held in trust                204,385
            Maximum exposure to loss                          204,385

7.      BORROWINGS

        At December 31, 2010 and 2009, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2010 have maturity dates in March, July and
        November 2011. The interest rates on the outstanding borrowings range from 0.53% to 0.68%. The Company renewed the borrowings that matured in
        March 2011 for a borrowing that will mature on March 15, 2012 at an interest rate of 0.48%. Interest expense incurred during 2010, 2009 and
        2008 was $2,381, $4,594 and $5,044, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2010 and 2009 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      DAC, DSI AND PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2010, 2009 and 2008 are as follows:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DAC, beginning of year                                    $ 1,798,826        $ 2,012,764        $ 1,422,862
Commissions deferred                                          220,875            201,236            199,305
Underwriting and acquisition expenses deferred                 42,727             41,655             39,864
Reduction due to reinsurance ceded                                  -            (28,047)                 -
Change in offset to unrealized (gains) losses                (342,599)          (257,756)            527048
Amortization related to operations                           (224,916)          (202,808)          (180,014)
Amortization related to realized (gains) losses                (1,150)             8,247            (14,440)
Amortization related to derivatives                             8,481             23,535             18,139
                                                      ----------------  -----------------  -----------------
DAC, end of year                                          $ 1,502,244        $ 1,798,826        $ 2,012,764
                                                      ================  =================  =================

        The composition of DSI for the years ended December 31, 2010, 2009 and
        2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DSI, beginning of year                                     $  626,447         $  764,191         $  442,770
Sales inducement costs deferred                                92,331             77,002             96,598
Increase (reduction) due to reinsurance                           258             (2,423)                 -
Change in offset to unrealized (gains) losses                (182,643)          (152,077)           298,904
Amortization related to operations                            (82,583)           (72,939)           (60,326)
Amortization related to realized (gains) losses                   131              3,552             (8,402)
Amortization related to derivatives                             1,687              9,141             (5,353)
                                                      ----------------  -----------------  -----------------
DSI, end of year                                           $  455,628         $  626,447         $  764,191
                                                      ================  =================  =================

        The composition of the PVFP for the years ended December 31, 2010, 2009 and 2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

PVFP, beginning of year                                     $  21,767          $  34,020          $  28,767
Increase due to recapture of reinsurance ceded                  3,567                  -                  -
Change in offset to unrealized (gains) losses                       -             (7,678)             7,677
Amortization                                                   (4,319)            (4,575)            (2,424)
                                                      ----------------  -----------------  -----------------
PVFP, end of year                                           $  21,015          $  21,767          $  34,020
                                                      ================  =================  =================

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment are as follows:

                                                        Range of
                                                      Useful Lives           2010                2009
                                                    -----------------  ------------------  -----------------

Land                                                      --                   $   3,029          $   3,029
Buildings and improvements                            20-39 years                 18,717             18,186
Leasehold improvements                                10-40 years                  1,691                 20
Furniture and fixtures                                  10 years                   6,973              4,927
Computer equipment and software                        3-10 years                 40,639             37,638
Other                                                  3-5 years                      40                 49
                                                                       ------------------  -----------------
                                                                                  71,089             63,849
Accumulated depreciation                                                         (25,745)           (20,218)
                                                                       ------------------  -----------------
                                                                               $  45,344          $  43,631
                                                                       ==================  =================

        Depreciation expense was $5,594, $5,086 and $3,898 for the years ended
        December 31, 2010, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building occupied in 2009 and used for the Company's insurance operations in Sioux Falls, South Dakota. During 2009, the Company's
        former home office building was sold to a third-party for $3,050 for a realized gain of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                             2010                           2009                           2008
                                ------------------------------ ------------------------------ ------------------------------
                                     Ceded         Assumed          Ceded         Assumed          Ceded         Assumed
                                -------------- --------------- -------------- --------------- -------------- ---------------

Premiums and deposits
 on investment contracts            $ 353,374        $  1,340      $ 489,965        $  1,001      $ 661,616         $   839
Claims and investment
 contract withdrawals                 210,711           1,763        198,117             256        192,187           1,576

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005, 60% of substantially all policies issued from April 1, 2005 through February 28, 2008, and 50% since March 1, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $4,035,855 and $3,866,131 against the reserve credits of $4,628,996 and $4,438,585 in reinsurance receivables in the
        December 31, 2010 and 2009 consolidated balance sheets, respectively.
        The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October 1, 2009, at which time the
        Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The Company also received a ceding allowance of $6,565 as of the effective date of the agreement.
        The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the asset transferred and the ceding allowance received resulted in a reduction of DAC of $28,047 and a reduction of DSI of $2,423. Reserve credits of $585,225 and
        $577,852 associated with this agreement are reported as a component of reinsurance receivables in the December 31, 2010 and 2009 consolidated balance sheets, respectively.

        Effective April 1, 2010, the Company recaptured a block of interest sensitive life insurance policies on an existing coinsurance treaty. On the effective date, the Company received assets of $190,588, which were equal to the reserves associated with these policies. The Company also paid a recapture premium of $3,801. The recapture premium paid resulted in an increase of PVFP of $3,567, an increase in DSI of $258 and an increase in unearned revenue liability of $24.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                              2010              2009
                                                                       -----------------  -----------------

Net unrealized gain (loss)
    Available-for-sale securities                                            $  213,426       $ (1,175,131)
    Certain interest rate swaps                                                   1,893              1,282
    Noncredit portion of OTTI losses                                            (20,013)           (12,820)
Intangibles                                                                     (39,217)           455,301
Pension liability
    Unrecognized actuarial net gains (losses)                                   (17,061)           (12,032)
Postretirement liability
    Unrecognized actuarial net gains (losses)                                    (3,748)            (1,996)
    Unrecognized prior service costs                                              1,048              1,164
Deferred income taxes                                                           (47,715)           260,481
                                                                       -----------------  -----------------
             Accumulated other comprehensive gain (loss)                      $  88,613         $ (483,751)
                                                                       =================  =================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                          2010             2009              2008
                                                                   ----------------  ----------------  ----------------

Net unrealized gain (loss)
    Available-for-sale securities                                       $1,549,789         $ 971,529      $ (1,892,001)
    Certain interest rate swaps                                                611            (2,243)              786
    Noncredit portion of OTTI losses                                        (7,193)          (12,820)                -
Intangibles                                                               (494,518)         (408,899)          805,342
Reclassification adjustment for (gains) losses released
 into income                                                              (161,232)          (86,401)          (29,971)
Pension liability
    Amortization of net loss in net periodic benefit expense                   647               346               224
    Net gain (loss) recognized in accrued benefit costs                     (5,676)           (3,775)           (3,820)
Postretirement liability
    Amortization of net gain (loss) in net periodic
     benefit expense                                                           103                29               (32)
    Amortization of prior service costs                                       (117)               75                75
    Net gain (loss) recognized in accrued benefit costs                     (1,854)             (592)            2,517
    Prior service costs arising in current year                                  -             1,458              (612)
Deferred income taxes                                                     (308,196)         (160,548)          391,122
                                                                   ----------------  ----------------  ----------------
             Net other comprehensive gain (loss)                         $ 572,364         $ 298,159        $ (726,370)
                                                                   ================  ================  ================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and noncredit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of the provision for income taxes are as follows:

                                                          2010               2009                2008
                                                    -----------------  -----------------   -----------------

Current                                                   $  111,757         $  120,089          $  117,853
Deferred                                                      20,151            (17,781)             21,143
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The components of the federal income tax asset are as follows:

                                                                               2010              2009
                                                                        -----------------  -----------------

Net deferred income tax asset                                                  $  62,415         $  356,404
Income taxes currently receivable (payable)                                       (4,396)            53,870
                                                                        -----------------  -----------------
             Total federal income tax asset                                    $  58,019         $  410,274
                                                                        =================  =================

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2010, 2009 and 2008 are as follows:

                                                           2010              2009                2008
                                                    -----------------  -----------------   -----------------

At statutory federal income tax rate                      $  169,533         $  104,735          $  136,538
Dividends received deductions                                 (1,484)              (497)               (997)
Tax credits                                                  (32,473)            (4,585)                  -
Other, net                                                    (3,668)             2,655               3,455
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2010 and 2009 are as follows:

                                                                                    2010               2009
                                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                                $  683,028          $  720,554
    Investments                                                                             -             356,191
    Other, net                                                                         40,593               1,101
                                                                             -----------------   -----------------
             Total deferred income tax assets                                         723,621           1,077,846
                                                                             -----------------   -----------------
Deferred income tax liabilities
    Investments                                                                                                 -
    Present value of future profits of acquired business                               (7,355)             (7,618)
    Investments                                                                      (102,417)                  -
Deferred policy acquisition costs and deferred sales inducements                     (551,434)           (713,824)
                                                                             -----------------   -----------------
             Total deferred income tax liabilities                                   (661,206)           (721,442)
                                                                             -----------------   -----------------
             Net deferred income tax asset                                          $  62,415          $  356,404
                                                                             =================   =================

        In assessing the realizabilty of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2010, and no valuation allowance is necessary.

        The FASB issued guidance which clarifies the accounting for uncertainty in income taxes in an entity's financial statements, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $0 to $500 by the end of 2011 primarily related to uncertainty regarding modified endowment contracts.
        The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $0 and $819 of accrued interest and penalties at December 31, 2010 and 2009, respectively.

        The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31,
        2010.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiaries are considered nonpublic entities. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                         2010                2009
                                                                  -----------------   -----------------

Balance at January 1,                                                    $   8,532           $   7,975
Additions based on tax positions related to the current year                     -                 358
Reductions based on tax positions related to prior years                    (2,154)             (1,024)
Additions based on tax positions related to prior years                          -               1,223
Settlements/Statute expiration                                              (5,878)                  -
                                                                  -----------------   -----------------
Balance at December 31,                                                   $    500           $   8,532
                                                                  =================   =================

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2010; however, prescribed practices used by the Company in 2010 include the following:

        1.  In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.  In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in
            2008.

        The combined effect of applying these prescribed practices in 2010 decreased the Company's statutory-based surplus by $77,844. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations of 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $92,260, $51,617 and $46,740 in 2010, 2009 and 2008, respectively.
        Dividends payable in 2011 up to approximately $226,672 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2010, 2009 and 2008, is approximately $226,672, ($31,252) and $110,608, respectively, and reported capital and surplus at December 31, 2010,
        2009 and 2008, is $1,639,724, $1,391,869 and $1,240,344, respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,231, $3,749 and $3,948 was incurred in 2010, 2009 and 2008, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

        Year Ending December 31,

                 2011                           $  3,148
                 2012                              3,026
                 2013                              2,683
                 2014                              2,596
                 2015                              2,476
                 Thereafter                        9,872
                                         ----------------
                                               $  23,801
                                         ================

15.     EMPLOYEE BENEFIT PLANS

        Defined Benefit Pension Plan and Post-retirement Health Care Benefits

        The Company, via its insurance subsidiaries, participates in noncontributory defined benefit pension plan ("pension plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiaries, certain post-retirement health care benefits through a health and welfare benefit plan ("other benefit plan") and life insurance benefits for eligible active and retired employees.

        The information for the pension plan and other benefits plans reflect an allocation of the Company's portion of the SEI plan at December 31 is as follows:

                                                                          Pension Plan               Other Benefit Plan
                                                                 ------------------------------ ------------------------------
                                                                      2010           2009            2010           2009
                                                                 --------------- -------------- --------------- --------------

Obligation and funded status
Accumulated benefit obligation                                        $ (43,967)     $ (37,700)      $ (16,297)     $ (13,456)
Fair value of plan assets                                                36,383         30,490               -              -
                                                                 --------------- -------------- --------------- --------------
             Underfunded status                                        $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Accrued benefit liability recognized
 in other liabilities                                                  $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Changes in liability for benefits recognized in
 accumulated OCI (pre-tax)
Beginning balance                                                     $ (12,032)      $ (8,603)        $  (832)      $ (1,802)
Net (gain) loss amortized into                                              647            346             (14)           104
 net periodic benefit cost
Net gain (loss) arising during the period                                (5,676)        (3,775)         (1,854)           866
SFAS Statement No. 158 adoption adjustment                                    -              -               -              -
                                                                 --------------- -------------- --------------- --------------
Balance at December 31                                                $ (17,061)     $ (12,032)       $ (2,700)       $  (832)
                                                                 =============== ============== =============== ==============
Changes in deferred taxes recognized in
 accumulated OCI                                                       $  1,760       $  1,200         $  (654)       $   340
                                                                 =============== ============== =============== ==============

                                                                 Pension Plan                       Other Benefit Plan
                                                     ------------------------------------- --------------------------------------
                                                        2010         2009        2008         2010         2009         2008
                                                     -----------  ----------- ------------ ------------ ------------ ------------
Additional information
Net periodic benefit income (costs)                      $ (345)       $  45       $ (208)     $(1,403)     $ 1,438      $ 1,286
Net periodic benefit cost reclassified from
 accumulated OCI                                           (647)        (346)        (569)          14         (104)         (42)
Employer contributions                                    5,000            -            -          430          331          509
Employee contributions                                        -            -            -          152          122          113
Benefit payments                                            449          363          529          582          453          622
Actuarial assumptions
Weighted-average assumptions
 used to determine benefit
 obligations as of December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A
Weighted-average assumptions
 used to determine net
 costs for the years ended December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                Other
                                          Pension              Benefit
    Year Ending December 31,              Benefits              Plan
    ------------------------          -----------------   -----------------

             2011                           $    975            $    560
             2012                              1,189                 601
             2013                              1,380                 665
             2014                              1,567                 752
             2015                              1,701                 885
             2016-2020                        10,891               6,127

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the pension plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2010, 2009 and 2008, the defined benefit pension plan recorded an actuarial loss of $5,082, $3,775 and $3,820, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2010 and 2009, the Company's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2010.

        The pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                             2010
                                                            Target           2010            2009
                                                        --------------  ---------------  --------------

Cash equivalents and fixed income securities                     50%             63%            48%
Equity securities and equity-based investment funds              25%             22%            33%
Distressed debt and multi-strategy investment funds              25%             15%            19%
                                                        --------------  ---------------  --------------
                                                                100%            100%           100%
                                                        ==============  ===============  ==============

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities as well as diversified investment funds that utilize different investment strategies based on correlations to general security-type market performance.

        The following table summarizes the valuation of the Company's pension plan assets carried at fair value as of December 31, 2010 and 2009 by asset class:

                                                                                 December 31, 2010
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   2,001             $     -            $     -           $   2,001
Fixed income securities (B)
    U.S. Treasury                                                 -               6,736                  -               6,736
    Other governmental/municipal agencies                         -               1,669                  -               1,669
    Corporate debt instruments                                    -              11,619                  -              11,619
    Foreign debt obligations                                      -                 893                  -                 893
Equity securities - warrants (C)                                  5                   -                  -                   5
Investment funds
    Equity securities (D)                                         -                   -              7,751               7,751
    Other (E)                                                     -                   -                413                 413
    Distressed debt (F)                                           -                   -                147                 147
    Multi-strategy (G)                                            -                   -              5,149               5,149
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   2,006           $  20,917          $  13,460           $  36,383
                                                   =================   =================  =================   =================

                                                                                 December 31, 2009
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   1,256             $     -            $     -           $   1,256
Fixed income securities (B)
    U.S. Treasury                                                 -               5,015                  -               5,015
    Other governmental agencies                                   -                   -                  -                   -
    Corporate debt instruments                                    -               7,677                  -               7,677
    Foreign debt obligations                                      -                 775                  -                 775
Equity securities - warrants (C)                                  8                   -                  -                   8
Investment funds - equity correlated
    Equity securities (D)                                         -                   -                  -                   -
    Other (E)                                                     -                   -                  -                   -
Investment funds
    Distressed debt (F)                                           -                   -                  -                   -
    Multi-strategy (G)                                            -                   -             15,759              15,759
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   1,264           $  13,467          $  15,759           $  30,490
                                                   =================   =================  =================   =================

        (A) Assets are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B) Fixed income securities are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C) Investment fair value is based on the underlying quoted prices in active markets for identical assets.

        (D) Class strategy is to invest primarily in equity securities across the capitalization and style spectrum. Investment manager can make both long and short investments in both U.S. and International equity securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (E) Assets that are in liquidation mode. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (F) Class strategy is to invest in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (G) Class strategy is to identify attractive valuations by opportunistically investing across multiple markets, currencies and types of securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        The tables below set forth a summary of changes in the fair value of the pension plan's level 3 investment assets for the years ended December 31
        2010 and 2009:

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2010                         $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
Actual return on plan assets
    Held at end of the period                        1,466             177            105             750          2,498
    Sold during the period                            (227)              8             30              19           (170)
Purchases, sales and settlements, net               (2,238)         (1,110)          (802)           (477)        (4,627)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2010                       $ 7,751          $  413         $  147         $ 5,149       $ 13,460
                                              =============   =============  =============   =============  =============

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2009                         $ 7,488         $ 1,167         $  660         $ 5,462       $ 14,777
Actual return on plan assets
    Held at end of the period                        1,807             271            154           1,346          3,578
    Sold during the period                             123              10              -             (84)            49
Purchases, sales and settlements, net                 (668)           (110)             -          (1,867)        (2,645)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2009                       $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
                                              =============   =============  =============   =============  =============

        Pension plan funding requirements for 2011 will be determined based upon actuarial requirements. The estimated amortization of net loss for the pension plan in 2011 is $1,448. The estimated 2011 net periodic benefit expense for the pension plan is $975. In 2011 a 50 basis point increase to the discount rate projected at 5.33% would decrease the net periodic cost by $377 and a 50 basis point decrease would increase the net periodic cost by $422. In 2011 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would decrease the net periodic cost by $199 and a 50 basis point decrease would increase the net periodic cost by $199.

        Other Benefit Plan

        In 2010, 2009 and 2008, the other benefit plan recorded an actuarial
        (gains) losses of $1,854, $592, and ($2,518), respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 and
        2009. The rate was assumed to decrease gradually to 4.5% over a five year period, and remain at that level thereafter.

        The estimated 2011 amortization of net loss and prior service cost for health and welfare benefit plan is $94. The estimated 2011 net periodic benefit expense for the health and welfare benefit plan is $1,723.

        Employee Stock Ownership Plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        covering certain full-time employees. Prior to 2010, the majority of
        SEI's stock was held in the Charles A. Sammons 1987 Charitable Remainder
        Trust Number Two (the "CRT"). Prior to his death in 1988, Charles A.
        Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the "Transfer") as unallocated shares, which completed the settlement of the CRT. As of
        December 31, 2010 the ESOP owns 99% of the outstanding stock of SEI.

        In 2009 and prior years, the Company made a contribution to the ESOP as determined by the Board of SEI. Compensation expense was recognized by the Company as shares to participants were committed to be released. The offset was recorded as a liability included in other liabilities in the consolidated balance sheets.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $12,247, $10,838 and $9,064 for 2010, 2009 and
        2008, respectively, was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,200, $10,626 and $13,346 in 2010,
        2009 and 2008, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2010, 2009 and
        2008, the Company incurred $23,674, $16,750 and $21,209, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VIE.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $49,287 and
        $50,000 as of December 31, 2010 and 2009, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the outstanding balance of $50,000. The
        Company earned interest income on the loan of $3,741, $1,715 and $1,887 in 2010, 2009 and 2008, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $304 in 2010 and zero in 2009. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $711, $659 and $891 in 2010, 2009 and 2008, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2010, the Company had outstanding capital commitments to limited partnerships of $108,098.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2010, the Company had $50,627 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 25, 2011 which is the date the consolidated financial statements were available to be issued.
Midland Separate Account C 2010
Midland National Life Insurance Company
Separate Account C

Financial Statements
December 31, 2010 and 2009

Midland National Life Insurance Company
Separate Account C
Index
---------------------------------------------------------------------------------------

                                                                                                          Page(s)

Report of Independent Registered Public Accounting Firm..........................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets...................................2-145

Notes to Financial Statements..............................................................................146-174

                Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the
Midland National Life Insurance Company Separate Account C (which includes the
Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products
Fund II, the Fidelity Variable Insurance Products Fund III, the American Century
Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series
Fund, Inc., the Alger Fund, the Calvert Variable Series, Inc., the Invesco Variable
Insurance Funds, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the
ProFunds VP, the Van Eck Variable Insurance Portfolio, the Janus Aspen Series, the
PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the
Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust,
the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Invesco Van
Kampen Variable Insurance Funds, the Morgan Stanley Universal Institutional Funds and
the Northern Lights Variable Trust subaccount thereof) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements")
are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States).  Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of the number of shares owned at December 31, 2010 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 25, 2011

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                               Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     (cost $491,188,052)                      $518,873,332       Dividend income                                 $ 8,322,303
                                                                 Capital gains distributions                       2,052,759
                                                                                                              ---------------
Liabilities                                              -
                                             --------------
                                                                                                                  10,375,062
                                                                                                              ---------------
Net assets                                    $518,873,332   Expenses:
                                             --------------
                                                                 Administrative expense                              282,595
                                                                 Mortality and expense risk                        8,377,922
                                                                 Contract maintenance charge                          98,614
                                                                                                              ---------------

                                                                                                                   8,759,131
                                                                                                              ---------------

                                                             Net investment loss                                   1,615,931

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                                 Net realized losses on investments               (1,683,832)
                                                                 Net unrealized depreciation on
                                                                  investments                                     46,957,015
                                                                                                              ---------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ 46,889,114
                                                                                                              ---------------

-----------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                              2010                 2009

Net assets at beginning of year                                                            $497,289,491         $376,809,429

Net (decrease) increase in net assets resulting from operations                              46,889,114           68,759,255

Capital shares transactions
   Net premiums                                                                              43,553,040          108,821,270
   Transfers of policy loans                                                                    (80,412)              (8,645)
   Transfers of surrenders                                                                  (37,034,481)         (33,839,342)
   Transfers of death benefits                                                               (5,453,828)          (4,254,075)
   Transfers of other terminations                                                          (19,747,458)         (14,779,654)
   Interfund and net transfers to general account                                            (6,542,134)          (4,218,747)
                                                                                         ---------------      ---------------

     Net increase in net assets from capital share transactions                             (25,305,273)          51,720,807
                                                                                         ---------------      ---------------

Total (decrease) increase in net assets                                                      21,583,841          120,480,062
                                                                                         ---------------      ---------------

Net assets at end of year                                                                  $518,873,332         $497,289,491
                                                                                         ---------------      ---------------

               The accompanying notes are an integral part of these financial statements.

                                                              2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     21,577,234 shares (cost $21,577,234)      $21,577,234       Dividend income                                 $  54,886
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                    54,886
                                                                                                             --------------
Net assets                                     $21,577,234   Expenses:
                                             --------------
                                                                 Administrative expense                             11,369
                                                                 Mortality and expense risk                        332,238
                                                                 Contract maintenance charge                         3,111
                                                                                                             --------------

                                                                                                                   346,718
                                                                                                             --------------

                                                             Net investment loss                                  (291,832)

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                           -
                                                             Net unrealized appreciation on
                                                                  investments                                            -
                                                                                                             --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ (291,832)
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $19,608,907         $30,455,561

Net decrease in net assets resulting from operations                                          (291,832)           (184,318)

Capital shares transactions
   Net premiums                                                                              6,098,535           5,370,107
   Transfers of policy loans                                                                    13,389             (44,378)
   Transfers of surrenders                                                                  (2,522,972)         (5,185,650)
   Transfers of death benefits                                                                (396,546)           (273,102)
   Transfers of other terminations                                                          (1,409,934)         (1,189,777)
   Interfund and net transfers to general account                                              477,687          (9,339,536)
                                                                                         --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   2,260,159         (10,662,336)
                                                                                         --------------      --------------

Total increase (decrease) in net assets                                                      1,968,327         (10,846,654)
                                                                                         --------------      --------------

Net assets at end of year                                                                  $21,577,234         $19,608,907
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     5,353,916 shares (cost $29,238,038)      $29,229,531       Dividend income                               $ 2,139,829
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                2,139,829
                                                                                                            --------------
Net assets                                    $29,229,531   Expenses:
                                            --------------
                                                                Administrative expense                              6,621
                                                                Mortality and expense risk                        321,653
                                                                Contract maintenance charge                         1,830
                                                                                                            --------------

                                                                                                                  330,104
                                                                                                            --------------

                                                            Net investment income                               1,809,725

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                   1,636,554
                                                            Net unrealized depreciation on
                                                                 investments                                   (1,095,182)
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 2,351,097
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $24,085,137         $ 8,923,331

Net increase in net assets resulting from operations                                        2,351,097           5,537,390

Capital shares transactions
   Net premiums                                                                             2,402,095           5,367,801
   Transfers of policy loans                                                                   (1,212)              2,754
   Transfers of surrenders                                                                   (851,496)           (741,898)
   Transfers of death benefits                                                               (880,914)            (52,577)
   Transfers of other terminations                                                           (908,329)           (717,883)
   Interfund and net transfers to general account                                           3,033,153           5,766,219
                                                                                        --------------      --------------

     Net increase in net assets from capital share transactions                             2,793,297           9,624,416
                                                                                        --------------      --------------

Total increase in net assets                                                                5,144,394          15,161,806
                                                                                        --------------      --------------

Net assets at end of year                                                                 $29,229,531         $24,085,137
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     748,246 shares (cost $13,934,106)        $14,115,630      Dividend income                                $  223,657
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 223,657
                                                                                                           --------------
Net assets                                    $14,115,630  Expenses:
                                            --------------
                                                               Administrative expense                             11,396
                                                               Mortality and expense risk                        173,449
                                                               Contract maintenance charge                         7,024
                                                                                                           --------------

                                                                                                                 191,869
                                                                                                           --------------

                                                           Net investment income                                  31,788

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (63,112)
                                                           Net unrealized appreciation on
                                                                investments                                    1,688,803
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,657,479
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,618,276         $ 9,566,380

Net increase in net assets resulting from operations                                       1,657,479           2,840,504

Capital shares transactions
   Net premiums                                                                            1,047,111           1,090,415
   Transfers of policy loans                                                                  (3,213)             16,051
   Transfers of surrenders                                                                (1,116,860)           (706,312)
   Transfers of death benefits                                                              (126,534)           (115,074)
   Transfers of other terminations                                                          (351,775)           (263,979)
   Interfund and net transfers to general account                                            391,146             190,291
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (160,125)            211,392
                                                                                       --------------      --------------

Total increase in net assets                                                               1,497,354           3,051,896
                                                                                       --------------      --------------

Net assets at end of year                                                                $14,115,630         $12,618,276
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     217,529 shares (cost $7,512,191)         $ 8,060,444      Dividend income                                 $  18,159
                                                               Capital gains distributions                        24,725
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  42,884
                                                                                                           --------------
Net assets                                    $ 8,060,444  Expenses:
                                            --------------
                                                               Administrative expense                             10,413
                                                               Mortality and expense risk                         95,570
                                                               Contract maintenance charge                        11,953
                                                                                                           --------------

                                                                                                                 117,936
                                                                                                           --------------

                                                           Net investment loss                                   (75,052)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (260,516)
                                                           Net unrealized appreciation on
                                                                investments                                    1,822,785
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,487,217
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,956,046         $ 6,988,256

Net increase in net assets resulting from operations                                       1,487,217           1,616,941

Capital shares transactions
   Net premiums                                                                              160,206             187,457
   Transfers of policy loans                                                                    (840)              2,104
   Transfers of surrenders                                                                (1,039,231)           (702,341)
   Transfers of death benefits                                                               (45,621)            (85,815)
   Transfers of other terminations                                                          (223,734)           (134,860)
   Interfund and net transfers to general account                                           (233,599)             84,304
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (1,382,819)           (649,151)
                                                                                       --------------      --------------

Total increase in net assets                                                                 104,398             967,790
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 8,060,444         $ 7,956,046
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     721,640 shares (cost $11,164,869)        $12,016,775      Dividend income                                $  135,538
                                                               Capital gains distributions                        21,478
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 157,016
                                                                                                           --------------
Net assets                                    $12,016,775  Expenses:
                                            --------------
                                                               Administrative expense                              7,466
                                                               Mortality and expense risk                        156,914
                                                               Contract maintenance charge                         2,756
                                                                                                           --------------

                                                                                                                 167,136
                                                                                                           --------------

                                                           Net investment loss                                   (10,120)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,690,436)
                                                           Net unrealized appreciation on
                                                                investments                                    3,001,396
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,300,840
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $11,518,915         $ 8,477,770

Net increase in net assets resulting from operations                                       1,300,840           1,938,325

Capital shares transactions
   Net premiums                                                                            1,231,237           1,308,628
   Transfers of policy loans                                                                  (2,826)                932
   Transfers of surrenders                                                                  (699,250)           (493,931)
   Transfers of death benefits                                                              (104,357)            (60,848)
   Transfers of other terminations                                                          (326,770)           (240,031)
   Interfund and net transfers to general account                                           (901,014)            588,070
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (802,980)          1,102,820
                                                                                       --------------      --------------

Total increase in net assets                                                                 497,860           3,041,145
                                                                                       --------------      --------------

Net assets at end of year                                                                $12,016,775         $11,518,915
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     311,358 shares (cost $9,091,346)         $10,085,091      Dividend income                                 $  21,479
                                                               Capital gains distributions                        27,010
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  48,489
                                                                                                           --------------
Net assets                                    $10,085,091  Expenses:
                                            --------------
                                                               Administrative expense                              8,085
                                                               Mortality and expense risk                        127,386
                                                               Contract maintenance charge                         3,769
                                                                                                           --------------

                                                                                                                 139,240
                                                                                                           --------------

                                                           Net investment loss                                   (90,751)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     607,492
                                                           Net unrealized appreciation on
                                                                investments                                    1,990,165
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,506,906
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,290,350         $ 6,206,550

Net increase in net assets resulting from operations                                       2,506,906           2,062,619

Capital shares transactions
   Net premiums                                                                              510,455             258,972
   Transfers of policy loans                                                                  (3,509)              1,517
   Transfers of surrenders                                                                  (625,233)           (688,901)
   Transfers of death benefits                                                               (59,174)            (13,306)
   Transfers of other terminations                                                          (277,590)           (191,508)
   Interfund and net transfers to general account                                            742,886            (345,593)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   287,835            (978,819)
                                                                                       --------------      --------------

Total increase in net assets                                                               2,794,741           1,083,800
                                                                                       --------------      --------------

Net assets at end of year                                                                $10,085,091         $ 7,290,350
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     117,350 shares (cost $1,644,785)         $ 1,701,867      Dividend income                                 $  27,182
                                                               Capital gains distributions                         8,299
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  35,481
                                                                                                           --------------
Net assets                                    $ 1,701,867  Expenses:
                                            --------------
                                                               Administrative expense                              2,488
                                                               Mortality and expense risk                         24,248
                                                               Contract maintenance charge                         2,292
                                                                                                           --------------

                                                                                                                  29,028
                                                                                                           --------------

                                                           Net investment income                                   6,453

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (39,499)
                                                           Net unrealized appreciation on
                                                                investments                                      237,302
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  204,256
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,168,447         $ 1,801,191

Net increase in net assets resulting from operations                                         204,256             447,799

Capital shares transactions
   Net premiums                                                                                3,653              70,732
   Transfers of policy loans                                                                      30               1,869
   Transfers of surrenders                                                                  (291,695)           (168,600)
   Transfers of death benefits                                                                     -              (3,038)
   Transfers of other terminations                                                          (104,830)            (61,783)
   Interfund and net transfers to general account                                           (277,994)             80,277
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (670,836)            (80,543)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (466,580)            367,256
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,701,867         $ 2,168,447
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     723,861 shares (cost $9,176,925)         $ 9,194,859      Dividend income                                $  322,343
                                                               Capital gains distributions                       102,317
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 424,660
                                                                                                           --------------
Net assets                                    $ 9,194,859  Expenses:
                                            --------------
                                                               Administrative expense                              8,621
                                                               Mortality and expense risk                        145,827
                                                               Contract maintenance charge                         3,034
                                                                                                           --------------

                                                                                                                 157,482
                                                                                                           --------------

                                                           Net investment income                                 267,178

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     526,304
                                                           Net unrealized depreciation on
                                                                investments                                     (110,736)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  682,746
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 9,061,004         $ 7,439,169

Net increase in net assets resulting from operations                                         682,746           1,024,915

Capital shares transactions
   Net premiums                                                                              632,538             549,674
   Transfers of policy loans                                                                  (4,377)              5,646
   Transfers of surrenders                                                                (1,038,863)         (1,267,554)
   Transfers of death benefits                                                               (48,362)           (126,786)
   Transfers of other terminations                                                          (717,189)           (323,017)
   Interfund and net transfers to general account                                            627,362           1,758,957
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (548,891)            596,920
                                                                                       --------------      --------------

Total increase in net assets                                                                 133,855           1,621,835
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,194,859         $ 9,061,004
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     187,980 shares (cost $23,143,437)        $24,749,932      Dividend income                                $  413,304
                                                               Capital gains distributions                       466,839
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 880,143
                                                                                                           --------------
Net assets                                    $24,749,932  Expenses:
                                            --------------
                                                               Administrative expense                             19,186
                                                               Mortality and expense risk                        337,153
                                                               Contract maintenance charge                        12,796
                                                                                                           --------------

                                                                                                                 369,135
                                                                                                           --------------

                                                           Net investment income                                 511,008

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,668,538)
                                                           Net unrealized appreciation on
                                                                investments                                    4,028,342
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,870,812
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $24,814,080         $21,069,140

Net increase in net assets resulting from operations                                       2,870,812           5,007,018

Capital shares transactions
   Net premiums                                                                            1,688,812           1,595,966
   Transfers of policy loans                                                                   1,703               6,765
   Transfers of surrenders                                                                (2,152,382)         (1,629,283)
   Transfers of death benefits                                                              (277,891)           (283,075)
   Transfers of other terminations                                                          (676,571)           (553,521)
   Interfund and net transfers to general account                                         (1,518,631)           (398,930)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,934,960)         (1,262,078)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (64,148)          3,744,940
                                                                                       --------------      --------------

Net assets at end of year                                                                $24,749,932         $24,814,080
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     846,356 shares (cost $21,396,129)        $20,075,700      Dividend income                                $  212,246
                                                               Capital gains distributions                         8,381
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 220,627
                                                                                                           --------------
Net assets                                    $20,075,700  Expenses:
                                            --------------
                                                               Administrative expense                             20,404
                                                               Mortality and expense risk                        256,555
                                                               Contract maintenance charge                        12,106
                                                                                                           --------------

                                                                                                                 289,065
                                                                                                           --------------

                                                           Net investment loss                                   (68,438)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,102,487)
                                                           Net unrealized appreciation on
                                                                investments                                    3,846,557
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,675,632
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $20,217,408         $18,210,919

Net increase in net assets resulting from operations                                       2,675,632           5,132,979

Capital shares transactions
   Net premiums                                                                              792,141             751,171
   Transfers of policy loans                                                                   2,806              (4,719)
   Transfers of surrenders                                                                (1,926,940)         (1,364,714)
   Transfers of death benefits                                                              (149,508)           (148,606)
   Transfers of other terminations                                                          (617,155)           (492,593)
   Interfund and net transfers to general account                                           (918,684)         (1,867,029)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,817,340)         (3,126,490)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (141,708)          2,006,489
                                                                                       --------------      --------------

Net assets at end of year                                                                $20,075,700         $20,217,408
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2010                                       Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                           Investment income:
     80,958 shares (cost $1,000,698)    $ 1,174,249       Dividend income                            $  12,567
                                                          Capital gains distributions                    3,608
                                                                                                 --------------
Liabilities                                       -
                                      --------------
                                                                                                        16,175
                                                                                                 --------------
Net assets                              $ 1,174,249   Expenses:
                                      --------------
                                                          Administrative expense                         1,650
                                                          Mortality and expense risk                    14,766
                                                          Contract maintenance charge                    1,506
                                                                                                 --------------

                                                                                                        17,922
                                                                                                 --------------

                                                      Net investment loss                               (1,747)

                                                      Realized and unrealized gains
                                                        (losses) on investments
                                                      Net realized gains on investments                 54,145
                                                      Net unrealized appreciation on
                                                           investments                                  90,817
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $  143,215
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
      Years Ended December 31, 2010 and 2009

                                                                                      2010           2009

Net assets at beginning of year                                                     $ 1,408,607    $ 1,026,358

Net increase in net assets resulting from operations                                    143,215        339,951

Capital shares transactions
   Net premiums                                                                          27,935        249,068
   Transfers of policy loans                                                               (638)          (602)
   Transfers of surrenders                                                             (107,838)       (82,276)
   Transfers of death benefits                                                           (7,513)             -
   Transfers of other terminations                                                      (39,126)       (68,655)
   Interfund and net transfers to general account                                      (250,393)       (55,237)
                                                                                  -------------- --------------

     Net (decrease) increase in net assets from capital share transactions             (377,573)        42,298
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                (234,358)       382,249
                                                                                  -------------- --------------

Net assets at end of year                                                           $ 1,174,249    $ 1,408,607
                                                                                  -------------- --------------

               The accompanying notes are an integral part of these financial statements.

                                                             13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     271,271 shares (cost $3,792,006)         $ 4,173,267      Dividend income                                 $  59,944
                                                               Capital gains distributions                        20,932
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  80,876
                                                                                                           --------------
Net assets                                    $ 4,173,267  Expenses:
                                            --------------
                                                               Administrative expense                              3,328
                                                               Mortality and expense risk                         48,984
                                                               Contract maintenance charge                         1,695
                                                                                                           --------------

                                                                                                                  54,007
                                                                                                           --------------

                                                           Net investment income                                  26,869

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (20,557)
                                                           Net unrealized appreciation on
                                                                investments                                      560,342
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  566,654
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,433,604         $ 2,823,637

Net increase in net assets resulting from operations                                         566,654             912,170

Capital shares transactions
   Net premiums                                                                              517,395             235,453
   Transfers of policy loans                                                                  (1,887)              2,644
   Transfers of surrenders                                                                  (211,591)           (309,309)
   Transfers of death benefits                                                               (29,934)            (49,799)
   Transfers of other terminations                                                          (136,238)            (77,123)
   Interfund and net transfers to general account                                             35,264            (104,069)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   173,009            (302,203)
                                                                                       --------------      --------------

Total increase in net assets                                                                 739,663             609,967
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,173,267         $ 3,433,604
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     184,722 shares (cost $2,471,599)         $ 2,325,706      Dividend income                                 $  14,613
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  14,613
                                                                                                           --------------
Net assets                                    $ 2,325,706  Expenses:
                                            --------------
                                                               Administrative expense                              3,017
                                                               Mortality and expense risk                         32,070
                                                               Contract maintenance charge                         3,096
                                                                                                           --------------

                                                                                                                  38,183
                                                                                                           --------------

                                                           Net investment loss                                   (23,570)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (131,640)
                                                           Net unrealized appreciation on
                                                                investments                                      433,008
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  277,798
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,616,283         $ 2,421,840

Net increase in net assets resulting from operations                                         277,798             527,810

Capital shares transactions
   Net premiums                                                                               53,981              66,349
   Transfers of policy loans                                                                     867               3,108
   Transfers of surrenders                                                                  (428,751)           (283,549)
   Transfers of death benefits                                                               (46,518)            (13,800)
   Transfers of other terminations                                                          (104,091)            (64,263)
   Interfund and net transfers to general account                                            (43,863)            (41,212)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (568,375)           (333,367)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (290,577)            194,443
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,325,706         $ 2,616,283
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     194,751 shares (cost $3,152,171)         $ 3,475,300      Dividend income                                 $   3,019
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,019
                                                                                                           --------------
Net assets                                    $ 3,475,300  Expenses:
                                            --------------
                                                               Administrative expense                              2,356
                                                               Mortality and expense risk                         24,127
                                                               Contract maintenance charge                         2,109
                                                                                                           --------------

                                                                                                                  28,592
                                                                                                           --------------

                                                           Net investment loss                                   (25,573)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (11,056)
                                                           Net unrealized appreciation on
                                                                investments                                      330,011
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  293,382
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,675,468         $ 1,171,472

Net increase in net assets resulting from operations                                         293,382             490,621

Capital shares transactions
   Net premiums                                                                               96,338              63,514
   Transfers of policy loans                                                                     (56)                (73)
   Transfers of surrenders                                                                  (200,675)            (85,917)
   Transfers of death benefits                                                               (10,761)             (2,619)
   Transfers of other terminations                                                           (50,932)            (25,975)
   Interfund and net transfers to general account                                          1,672,536              64,445
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,506,450              13,375
                                                                                       --------------      --------------

Total increase in net assets                                                               1,799,832             503,996
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,475,300         $ 1,675,468
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     284,613 shares (cost $2,609,338)         $ 2,786,365      Dividend income                                 $   7,338
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,338
                                                                                                           --------------
Net assets                                    $ 2,786,365  Expenses:
                                            --------------
                                                               Administrative expense                                545
                                                               Mortality and expense risk                         26,345
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  26,890
                                                                                                           --------------

                                                           Net investment loss                                   (19,552)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      86,495
                                                           Net unrealized appreciation on
                                                                investments                                       80,618
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  147,561
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,505,118          $  157,512

Net increase in net assets resulting from operations                                         147,561             277,474

Capital shares transactions
   Net premiums                                                                               62,031             127,225
   Transfers of policy loans                                                                    (811)                  -
   Transfers of surrenders                                                                   (75,290)            (22,067)
   Transfers of death benefits                                                               (27,176)             (3,033)
   Transfers of other terminations                                                           (65,407)            (28,913)
   Interfund and net transfers to general account                                          1,240,339             996,920
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,133,686           1,070,132
                                                                                       --------------      --------------

Total increase in net assets                                                               1,281,247           1,347,606
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,786,365         $ 1,505,118
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     347,040 shares (cost $2,126,485)         $ 2,186,351      Dividend income                                 $  39,125
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  39,125
                                                                                                           --------------
Net assets                                    $ 2,186,351  Expenses:
                                            --------------
                                                               Administrative expense                                995
                                                               Mortality and expense risk                         29,052
                                                               Contract maintenance charge                           529
                                                                                                           --------------

                                                                                                                  30,576
                                                                                                           --------------

                                                           Net investment income                                   8,549

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (31,531)
                                                           Net unrealized appreciation on
                                                                investments                                      225,458
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  202,476
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,995,242         $ 2,148,308

Net increase in net assets resulting from operations                                         202,476             212,545

Capital shares transactions
   Net premiums                                                                              242,475             120,588
   Transfers of policy loans                                                                      91                 366
   Transfers of surrenders                                                                  (191,127)           (233,094)
   Transfers of death benefits                                                               (36,918)            (37,097)
   Transfers of other terminations                                                           (57,682)            (77,481)
   Interfund and net transfers to general account                                             31,794            (138,893)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                              (11,367)           (365,611)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      191,109            (153,066)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,186,351         $ 1,995,242
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     354,269 shares (cost $4,342,447)         $ 5,009,357      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 5,009,357  Expenses:
                                            --------------
                                                               Administrative expense                              3,724
                                                               Mortality and expense risk                         57,763
                                                               Contract maintenance charge                         1,807
                                                                                                           --------------

                                                                                                                  63,294
                                                                                                           --------------

                                                           Net investment loss                                   (63,294)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     676,945
                                                           Net unrealized appreciation on
                                                                investments                                      821,124
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,434,775
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,759,551         $ 2,329,054

Net increase in net assets resulting from operations                                       1,434,775             732,654

Capital shares transactions
   Net premiums                                                                              295,279             206,161
   Transfers of policy loans                                                                      23                 (48)
   Transfers of surrenders                                                                  (261,922)           (160,687)
   Transfers of death benefits                                                               (73,882)             (4,299)
   Transfers of other terminations                                                          (149,245)            (76,409)
   Interfund and net transfers to general account                                          1,004,778            (266,875)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   815,031            (302,157)
                                                                                       --------------      --------------

Total increase in net assets                                                               2,249,806             430,497
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,009,357         $ 2,759,551
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     1,121,561 shares (cost $8,443,296)       $ 9,593,411      Dividend income                                $  231,623
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 231,623
                                                                                                           --------------
Net assets                                    $ 9,593,411  Expenses:
                                            --------------
                                                               Administrative expense                              8,334
                                                               Mortality and expense risk                        147,888
                                                               Contract maintenance charge                         2,326
                                                                                                           --------------

                                                                                                                 158,548
                                                                                                           --------------

                                                           Net investment income                                  73,075

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (845,470)
                                                           Net unrealized appreciation on
                                                                investments                                    1,934,197
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,161,802
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $10,987,454         $10,065,494

Net increase in net assets resulting from operations                                       1,161,802           2,659,973

Capital shares transactions
   Net premiums                                                                              176,283             216,793
   Transfers of policy loans                                                                  (2,387)             (2,594)
   Transfers of surrenders                                                                (1,078,728)         (1,008,077)
   Transfers of death benefits                                                              (104,403)           (147,343)
   Transfers of other terminations                                                          (404,473)           (297,105)
   Interfund and net transfers to general account                                         (1,142,137)           (499,687)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,555,845)         (1,738,013)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,394,043)            921,960
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,593,411         $10,987,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     2,083,675 shares (cost $12,418,930)       $12,210,338       Dividend income                                $  250,537
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                   250,537
                                                                                                             --------------
Net assets                                     $12,210,338   Expenses:
                                             --------------
                                                                 Administrative expense                              8,720
                                                                 Mortality and expense risk                        178,587
                                                                 Contract maintenance charge                         2,430
                                                                                                             --------------

                                                                                                                   189,737
                                                                                                             --------------

                                                             Net investment income                                  60,800

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized losses on investments                 (1,505,169)
                                                             Net unrealized appreciation on
                                                                  investments                                    2,689,656
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 1,245,287
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                            2010                 2009

Net assets at beginning of year                                                           $13,211,320          $12,574,284

Net increase in net assets resulting from operations                                        1,245,287            1,939,671

Capital shares transactions
   Net premiums                                                                               624,667              630,872
   Transfers of policy loans                                                                   (2,616)                 730
   Transfers of surrenders                                                                 (1,345,936)          (1,042,645)
   Transfers of death benefits                                                               (182,946)            (148,567)
   Transfers of other terminations                                                           (461,398)            (386,933)
   Interfund and net transfers to general account                                            (878,040)            (356,092)
                                                                                        --------------       --------------

     Net decrease in net assets from capital share transactions                            (2,246,269)          (1,302,635)
                                                                                        --------------       --------------

Total (decrease) increase in net assets                                                    (1,000,982)             637,036
                                                                                        --------------       --------------

Net assets at end of year                                                                 $12,210,338          $13,211,320
                                                                                        --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     199,544 shares (cost $1,258,108)         $ 1,207,242      Dividend income                                 $  15,692
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  15,692
                                                                                                           --------------
Net assets                                    $ 1,207,242  Expenses:
                                            --------------
                                                               Administrative expense                              1,303
                                                               Mortality and expense risk                         16,448
                                                               Contract maintenance charge                           774
                                                                                                           --------------

                                                                                                                  18,525
                                                                                                           --------------

                                                           Net investment loss                                    (2,833)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (79,807)
                                                           Net unrealized appreciation on
                                                                investments                                      214,232
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,592
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  991,592         $ 1,510,279

Net increase in net assets resulting from operations                                         131,592              82,126

Capital shares transactions
   Net premiums                                                                               49,177              41,892
   Transfers of policy loans                                                                   1,194               5,021
   Transfers of surrenders                                                                   (96,320)           (112,974)
   Transfers of death benefits                                                               (36,640)             (1,203)
   Transfers of other terminations                                                           (17,733)            (34,092)
   Interfund and net transfers to general account                                            184,380            (499,457)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    84,058            (600,813)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      215,650            (518,687)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,207,242          $  991,592
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     847,327 shares (cost $8,851,226)         $ 9,396,861      Dividend income                                $  149,878
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 149,878
                                                                                                           --------------
Net assets                                    $ 9,396,861  Expenses:
                                            --------------
                                                               Administrative expense                              2,483
                                                               Mortality and expense risk                        133,099
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                 135,582
                                                                                                           --------------

                                                           Net investment income                                  14,296

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     220,722
                                                           Net unrealized appreciation on
                                                                investments                                       76,553
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  311,571
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,066,463         $ 8,064,948

Net increase in net assets resulting from operations                                         311,571             567,016

Capital shares transactions
   Net premiums                                                                            1,182,796             955,639
   Transfers of policy loans                                                                  (3,772)             (1,175)
   Transfers of surrenders                                                                  (486,726)           (300,658)
   Transfers of death benefits                                                               (75,744)            (40,375)
   Transfers of other terminations                                                          (308,992)           (215,765)
   Interfund and net transfers to general account                                            711,265            (963,167)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,018,827            (565,501)
                                                                                       --------------      --------------

Total increase in net assets                                                               1,330,398               1,515
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,396,861         $ 8,066,463
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     46,727 shares (cost $406,597)             $  440,167      Dividend income                                 $   5,405
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,405
                                                                                                           --------------
Net assets                                     $  440,167  Expenses:
                                            --------------
                                                               Administrative expense                                183
                                                               Mortality and expense risk                          6,867
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   7,050
                                                                                                           --------------

                                                           Net investment loss                                    (1,645)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (23,097)
                                                           Net unrealized appreciation on
                                                                investments                                       60,035
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  35,293
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  320,721          $  326,009

Net increase in net assets resulting from operations                                          35,293              28,679

Capital shares transactions
   Net premiums                                                                               35,490              46,043
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (37,357)            (28,484)
   Transfers of death benefits                                                               (10,000)                  -
   Transfers of other terminations                                                            (3,881)             (1,387)
   Interfund and net transfers to general account                                             99,901             (50,139)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    84,153             (33,967)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      119,446              (5,288)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  440,167          $  320,721
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     38,623 shares (cost $470,178)             $  546,124      Dividend income                                 $  11,153
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  11,153
                                                                                                           --------------
Net assets                                     $  546,124  Expenses:
                                            --------------
                                                               Administrative expense                                195
                                                               Mortality and expense risk                         10,254
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  10,449
                                                                                                           --------------

                                                           Net investment income                                     704

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      55,356
                                                           Net unrealized appreciation on
                                                                investments                                       17,458
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  73,518
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  474,488          $  360,095

Net increase in net assets resulting from operations                                          73,518             136,541

Capital shares transactions
   Net premiums                                                                               25,895              75,607
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,382)            (14,402)
   Transfers of death benefits                                                                (5,881)                  -
   Transfers of other terminations                                                          (119,980)            (11,432)
   Interfund and net transfers to general account                                            138,466             (71,921)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                               (1,882)            (22,148)
                                                                                       --------------      --------------

Total increase in net assets                                                                  71,636             114,393
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  546,124          $  474,488
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     151,114 shares (cost $1,184,743)         $ 1,402,342      Dividend income                                  $    442
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     442
                                                                                                           --------------
Net assets                                    $ 1,402,342  Expenses:
                                            --------------
                                                               Administrative expense                                 59
                                                               Mortality and expense risk                         17,676
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,735
                                                                                                           --------------

                                                           Net investment loss                                   (17,293)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     166,193
                                                           Net unrealized appreciation on
                                                                investments                                      110,339
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  259,239
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,260,026          $  223,797

Net increase in net assets resulting from operations                                         259,239             117,256

Capital shares transactions
   Net premiums                                                                                6,956              30,492
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (30,065)             (6,571)
   Transfers of death benefits                                                               (11,439)                  -
   Transfers of other terminations                                                            (9,725)            (11,941)
   Interfund and net transfers to general account                                         (3,072,650)          3,906,993
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (3,116,923)          3,918,973
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,857,684)          4,036,229
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,402,342         $ 4,260,026
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     36,270 shares (cost $547,940)             $  690,199      Dividend income                                 $   6,281
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   6,281
                                                                                                           --------------
Net assets                                     $  690,199  Expenses:
                                            --------------
                                                               Administrative expense                                966
                                                               Mortality and expense risk                          8,462
                                                               Contract maintenance charge                         1,122
                                                                                                           --------------

                                                                                                                  10,550
                                                                                                           --------------

                                                           Net investment loss                                    (4,269)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      15,171
                                                           Net unrealized appreciation on
                                                                investments                                       75,769
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  86,671
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  704,512          $  664,908

Net increase in net assets resulting from operations                                          86,671             154,640

Capital shares transactions
   Net premiums                                                                               10,454              32,521
   Transfers of policy loans                                                                     256                 350
   Transfers of surrenders                                                                   (80,801)            (90,172)
   Transfers of death benefits                                                                (6,702)               (243)
   Transfers of other terminations                                                           (22,865)            (35,961)
   Interfund and net transfers to general account                                             (1,326)            (21,531)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (100,984)           (115,036)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (14,313)             39,604
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  690,199          $  704,512
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     65,212 shares (cost $1,209,934)          $ 1,606,866      Dividend income                                 $   1,628
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,628
                                                                                                           --------------
Net assets                                    $ 1,606,866  Expenses:
                                            --------------
                                                               Administrative expense                              2,295
                                                               Mortality and expense risk                         20,468
                                                               Contract maintenance charge                         2,500
                                                                                                           --------------

                                                                                                                  25,263
                                                                                                           --------------

                                                           Net investment loss                                   (23,635)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      94,035
                                                           Net unrealized appreciation on
                                                                investments                                      119,177
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  189,577
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,736,135         $ 1,394,097

Net increase in net assets resulting from operations                                         189,577             461,301

Capital shares transactions
   Net premiums                                                                               61,549              86,593
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (224,260)           (184,126)
   Transfers of death benefits                                                               (12,276)             (8,171)
   Transfers of other terminations                                                           (29,638)            (34,479)
   Interfund and net transfers to general account                                           (114,221)             20,920
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (318,846)           (119,263)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (129,269)            342,038
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,606,866         $ 1,736,135
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     20,881 shares (cost $372,008)             $  417,969      Dividend income                                 $   4,972
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,972
                                                                                                           --------------
Net assets                                     $  417,969  Expenses:
                                            --------------
                                                               Administrative expense                                491
                                                               Mortality and expense risk                          5,542
                                                               Contract maintenance charge                           404
                                                                                                           --------------

                                                                                                                   6,437
                                                                                                           --------------

                                                           Net investment loss                                    (1,465)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (10,191)
                                                           Net unrealized appreciation on
                                                                investments                                       51,284
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  39,628
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  484,098          $  507,003

Net increase in net assets resulting from operations                                          39,628              91,247

Capital shares transactions
   Net premiums                                                                                  464               1,921
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (92,795)            (81,841)
   Transfers of death benefits                                                                (6,806)               (973)
   Transfers of other terminations                                                            (8,970)            (10,488)
   Interfund and net transfers to general account                                              2,350             (22,771)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (105,757)           (114,152)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (66,129)            (22,905)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  417,969          $  484,098
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     261,694 shares (cost $3,826,013)         $ 4,715,606      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,715,606  Expenses:
                                            --------------
                                                               Administrative expense                              3,677
                                                               Mortality and expense risk                         45,012
                                                               Contract maintenance charge                         2,062
                                                                                                           --------------

                                                                                                                  50,751
                                                                                                           --------------

                                                           Net investment loss                                   (50,751)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     595,093
                                                           Net unrealized appreciation on
                                                                investments                                      369,175
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  913,517
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,730,531         $ 3,124,597

Net increase in net assets resulting from operations                                         913,517             675,195

Capital shares transactions
   Net premiums                                                                              129,565            (107,158)
   Transfers of policy loans                                                                      42                  15
   Transfers of surrenders                                                                  (258,909)           (160,753)
   Transfers of death benefits                                                               (23,958)             (3,940)
   Transfers of other terminations                                                          (121,748)            (31,241)
   Interfund and net transfers to general account                                          1,346,566            (766,184)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,071,558          (1,069,261)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,985,075            (394,066)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,715,606         $ 2,730,531
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     156,383 shares (cost $3,603,104)         $ 3,717,230      Dividend income                                 $  19,119
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  19,119
                                                                                                           --------------
Net assets                                    $ 3,717,230  Expenses:
                                            --------------
                                                               Administrative expense                              3,836
                                                               Mortality and expense risk                         50,213
                                                               Contract maintenance charge                         2,199
                                                                                                           --------------

                                                                                                                  56,248
                                                                                                           --------------

                                                           Net investment loss                                   (37,129)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (112,724)
                                                           Net unrealized appreciation on
                                                                investments                                      674,180
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  524,327
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,188,450         $ 4,443,941

Net increase in net assets resulting from operations                                         524,327             710,925

Capital shares transactions
   Net premiums                                                                              155,560             103,516
   Transfers of policy loans                                                                     176                 (12)
   Transfers of surrenders                                                                  (683,737)           (480,330)
   Transfers of death benefits                                                               (15,531)            (12,417)
   Transfers of other terminations                                                          (204,058)           (257,312)
   Interfund and net transfers to general account                                           (247,957)           (319,861)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (995,547)           (966,416)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (471,220)           (255,491)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,717,230         $ 4,188,450
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     461,507 shares (cost $7,497,252)         $ 7,642,550      Dividend income                                 $  27,257
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  27,257
                                                                                                           --------------
Net assets                                    $ 7,642,550  Expenses:
                                            --------------
                                                               Administrative expense                              7,112
                                                               Mortality and expense risk                        108,595
                                                               Contract maintenance charge                         2,693
                                                                                                           --------------

                                                                                                                 118,400
                                                                                                           --------------

                                                           Net investment loss                                   (91,143)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,383,040)
                                                           Net unrealized appreciation on
                                                                investments                                    3,054,645
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,580,462
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,803,053         $ 9,213,430

Net increase in net assets resulting from operations                                       1,580,462           1,791,723

Capital shares transactions
   Net premiums                                                                              209,587             136,024
   Transfers of policy loans                                                                     (55)                593
   Transfers of surrenders                                                                (1,273,113)           (857,170)
   Transfers of death benefits                                                              (125,994)            (74,288)
   Transfers of other terminations                                                          (303,964)           (325,405)
   Interfund and net transfers to general account                                         (1,247,426)         (1,081,854)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,740,965)         (2,202,100)
                                                                                       --------------      --------------

Total decrease in net assets                                                              (1,160,503)           (410,377)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,642,550         $ 8,803,053
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     1,664,992 shares (cost $11,567,667)      $14,585,327       Dividend income                                $  104,544
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                  104,544
                                                                                                            --------------
Net assets                                    $14,585,327   Expenses:
                                            --------------
                                                                Administrative expense                              6,422
                                                                Mortality and expense risk                        194,800
                                                                Contract maintenance charge                           816
                                                                                                            --------------

                                                                                                                  202,038
                                                                                                            --------------

                                                            Net investment loss                                   (97,494)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                 (1,998,488)
                                                            Net unrealized appreciation on
                                                                 investments                                    4,402,585
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 2,306,603
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $14,038,945         $ 9,797,112

Net increase in net assets resulting from operations                                        2,306,603           4,316,077

Capital shares transactions
   Net premiums                                                                             1,432,144           1,202,727
   Transfers of policy loans                                                                   (3,315)             (2,961)
   Transfers of surrenders                                                                   (928,440)           (334,631)
   Transfers of death benefits                                                               (207,725)           (101,094)
   Transfers of other terminations                                                           (417,068)           (311,355)
   Interfund and net transfers to general account                                          (1,635,817)           (526,930)
                                                                                        --------------      --------------

     Net decrease in net assets from capital share transactions                            (1,760,221)            (74,244)
                                                                                        --------------      --------------

Total increase in net assets                                                                  546,382           4,241,833
                                                                                        --------------      --------------

Net assets at end of year                                                                 $14,585,327         $14,038,945
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             33

Midland National Life Insurance Company
Separate Account C
Alger Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     252,008 shares (cost $9,750,846)         $11,007,716      Dividend income                                 $  84,626
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  84,626
                                                                                                           --------------
Net assets                                    $11,007,716  Expenses:
                                            --------------
                                                               Administrative expense                              6,350
                                                               Mortality and expense risk                        160,259
                                                               Contract maintenance charge                           919
                                                                                                           --------------

                                                                                                                 167,528
                                                                                                           --------------

                                                           Net investment loss                                   (82,902)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (169,462)
                                                           Net unrealized appreciation on
                                                                investments                                    1,380,006
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,127,642
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,048,320         $ 8,174,886

Net increase in net assets resulting from operations                                       1,127,642           3,688,444

Capital shares transactions
   Net premiums                                                                              971,626             794,481
   Transfers of policy loans                                                                  (3,085)             (2,104)
   Transfers of surrenders                                                                  (871,793)           (570,497)
   Transfers of death benefits                                                              (186,613)           (130,992)
   Transfers of other terminations                                                          (355,925)           (302,407)
   Interfund and net transfers to general account                                         (1,722,456)            396,509
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,168,246)            184,990
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,040,604)          3,873,434
                                                                                       --------------      --------------

Net assets at end of year                                                                $11,007,716         $12,048,320
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             34

Midland National Life Insurance Company
Separate Account C
Alger Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     584,285 shares (cost $6,972,488)         $ 7,449,633      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 7,449,633  Expenses:
                                            --------------
                                                               Administrative expense                              5,741
                                                               Mortality and expense risk                         96,938
                                                               Contract maintenance charge                         1,445
                                                                                                           --------------

                                                                                                                 104,124
                                                                                                           --------------

                                                           Net investment loss                                  (104,124)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,359,402)
                                                           Net unrealized appreciation on
                                                                investments                                    2,482,144
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,018,618
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 6,861,016         $ 4,259,638

Net increase in net assets resulting from operations                                       1,018,618           2,168,788

Capital shares transactions
   Net premiums                                                                              570,039             426,227
   Transfers of policy loans                                                                  (2,901)                 65
   Transfers of surrenders                                                                  (708,591)           (378,629)
   Transfers of death benefits                                                               (94,632)            (39,507)
   Transfers of other terminations                                                          (219,124)           (131,918)
   Interfund and net transfers to general account                                             25,208             556,352
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (430,001)            432,590
                                                                                       --------------      --------------

Total increase in net assets                                                                 588,617           2,601,378
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,449,633         $ 6,861,016
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             35

Midland National Life Insurance Company
Separate Account C
Alger Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     73,640 shares (cost $3,447,524)          $ 3,841,059      Dividend income                                 $  16,415
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  16,415
                                                                                                           --------------
Net assets                                    $ 3,841,059  Expenses:
                                            --------------
                                                               Administrative expense                              4,646
                                                               Mortality and expense risk                         55,082
                                                               Contract maintenance charge                         2,104
                                                                                                           --------------

                                                                                                                  61,832
                                                                                                           --------------

                                                           Net investment loss                                   (45,417)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (116,515)
                                                           Net unrealized appreciation on
                                                                investments                                      444,971
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  283,039
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,441,117         $ 4,155,821

Net increase in net assets resulting from operations                                         283,039           1,433,277

Capital shares transactions
   Net premiums                                                                              127,303             106,876
   Transfers of policy loans                                                                      89                  41
   Transfers of surrenders                                                                  (362,286)           (273,328)
   Transfers of death benefits                                                               (21,188)             (7,508)
   Transfers of other terminations                                                          (200,721)           (127,743)
   Interfund and net transfers to general account                                           (426,294)           (846,319)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (883,097)         (1,147,981)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (600,058)            285,296
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,841,059         $ 4,441,117
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             36

Midland National Life Insurance Company
Separate Account C
Alger Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     56,653 shares (cost $1,506,686)          $ 1,815,718      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,815,718  Expenses:
                                            --------------
                                                               Administrative expense                              2,148
                                                               Mortality and expense risk                         23,295
                                                               Contract maintenance charge                           774
                                                                                                           --------------

                                                                                                                  26,217
                                                                                                           --------------

                                                           Net investment loss                                   (26,217)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      24,967
                                                           Net unrealized appreciation on
                                                                investments                                      377,274
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  376,024
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,868,807         $ 1,499,453

Net increase in net assets resulting from operations                                         376,024             598,205

Capital shares transactions
   Net premiums                                                                               12,167              18,797
   Transfers of policy loans                                                                  (1,919)                 (2)
   Transfers of surrenders                                                                  (229,887)            (81,316)
   Transfers of death benefits                                                                  (629)             (4,724)
   Transfers of other terminations                                                           (63,199)            (45,177)
   Interfund and net transfers to general account                                           (145,646)           (116,429)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (429,113)           (228,851)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (53,089)            369,354
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,815,718         $ 1,868,807
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     105,072 shares (cost $3,172,262)         $ 3,463,160      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 3,463,160  Expenses:
                                            --------------
                                                               Administrative expense                                476
                                                               Mortality and expense risk                         19,040
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,516
                                                                                                           --------------

                                                           Net investment loss                                   (19,516)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (15,666)
                                                           Net unrealized appreciation on
                                                                investments                                      383,388
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  348,206
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  509,286          $  394,188

Net increase in net assets resulting from operations                                         348,206             109,584

Capital shares transactions
   Net premiums                                                                               65,134              12,853
   Transfers of policy loans                                                                    (510)                  -
   Transfers of surrenders                                                                  (142,786)            (22,066)
   Transfers of death benefits                                                                (2,787)            (24,878)
   Transfers of other terminations                                                           (52,241)            (10,638)
   Interfund and net transfers to general account                                          2,738,858              50,243
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            2,605,668               5,514
                                                                                       --------------      --------------

Total increase in net assets                                                               2,953,874             115,098
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,463,160          $  509,286
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,749 shares (cost $607,026)             $  672,384      Dividend income                                  $    356
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     356
                                                                                                           --------------
Net assets                                     $  672,384  Expenses:
                                            --------------
                                                               Administrative expense                                112
                                                               Mortality and expense risk                         10,338
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  10,450
                                                                                                           --------------

                                                           Net investment loss                                   (10,094)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (23,493)
                                                           Net unrealized appreciation on
                                                                investments                                      120,541
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  86,954
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  602,724          $  372,791

Net increase in net assets resulting from operations                                          86,954             124,717

Capital shares transactions
   Net premiums                                                                               73,975              15,725
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (104,439)             (3,967)
   Transfers of death benefits                                                                     -             (25,714)
   Transfers of other terminations                                                           (26,652)             (8,342)
   Interfund and net transfers to general account                                             39,822             127,514
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (17,294)            105,216
                                                                                       --------------      --------------

Total increase in net assets                                                                  69,660             229,933
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  672,384          $  602,724
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             39

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     63,328 shares (cost $851,238)            $ 1,013,253      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,013,253  Expenses:
                                            --------------
                                                               Administrative expense                                503
                                                               Mortality and expense risk                         14,406
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,909
                                                                                                           --------------

                                                           Net investment loss                                   (14,909)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     102,383
                                                           Net unrealized appreciation on
                                                                investments                                       69,214
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  156,688
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  882,841          $  455,864

Net increase in net assets resulting from operations                                         156,688             174,928

Capital shares transactions
   Net premiums                                                                               30,055              36,588
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (153,110)            (26,361)
   Transfers of death benefits                                                                (8,221)                  -
   Transfers of other terminations                                                          (110,619)            (40,895)
   Interfund and net transfers to general account                                            215,619             282,717
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (26,276)            252,049
                                                                                       --------------      --------------

Total increase in net assets                                                                 130,412             426,977
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,013,253          $  882,841
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             40

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     85,239 shares (cost $1,353,145)          $ 1,267,500      Dividend income                                 $  44,397
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  44,397
                                                                                                           --------------
Net assets                                    $ 1,267,500  Expenses:
                                            --------------
                                                               Administrative expense                                582
                                                               Mortality and expense risk                         17,397
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,979
                                                                                                           --------------

                                                           Net investment income                                  26,418

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (144,884)
                                                           Net unrealized appreciation on
                                                                investments                                      178,597
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  60,131
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,224,229         $ 1,565,196

Net increase in net assets resulting from operations                                          60,131             135,733

Capital shares transactions
   Net premiums                                                                              125,492              67,986
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (87,803)            (55,824)
   Transfers of death benefits                                                               (13,327)            (16,190)
   Transfers of other terminations                                                           (46,365)            (70,648)
   Interfund and net transfers to general account                                              5,143            (402,024)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                              (16,860)           (476,700)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                       43,271            (340,967)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,267,500         $ 1,224,229
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             41

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     210,042 shares (cost $1,087,689)         $ 1,180,439      Dividend income                                 $   1,318
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,318
                                                                                                           --------------
Net assets                                    $ 1,180,439  Expenses:
                                            --------------
                                                               Administrative expense                                985
                                                               Mortality and expense risk                         14,195
                                                               Contract maintenance charge                           184
                                                                                                           --------------

                                                                                                                  15,364
                                                                                                           --------------

                                                           Net investment loss                                   (14,046)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     164,191
                                                           Net unrealized depreciation on
                                                                investments                                      (31,563)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  118,582
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,374,884         $ 2,526,025

Net increase in net assets resulting from operations                                         118,582             421,283

Capital shares transactions
   Net premiums                                                                               31,612              46,706
   Transfers of policy loans                                                                      (3)                 11
   Transfers of surrenders                                                                  (211,187)           (268,947)
   Transfers of death benefits                                                                (1,571)               (400)
   Transfers of other terminations                                                           (88,909)           (217,834)
   Interfund and net transfers to general account                                            (42,969)         (1,131,960)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (313,027)         (1,572,424)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (194,445)         (1,151,141)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,180,439         $ 1,374,884
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             42

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     81,054 shares (cost $1,272,139)          $ 1,354,409      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,354,409  Expenses:
                                            --------------
                                                               Administrative expense                              1,138
                                                               Mortality and expense risk                         20,633
                                                               Contract maintenance charge                           131
                                                                                                           --------------

                                                                                                                  21,902
                                                                                                           --------------

                                                           Net investment loss                                   (21,902)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      19,145
                                                           Net unrealized appreciation on
                                                                investments                                       45,499
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  42,742
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,581,165          $  891,597

Net increase in net assets resulting from operations                                          42,742             228,071

Capital shares transactions
   Net premiums                                                                               34,215              49,404
   Transfers of policy loans                                                                  (2,982)                 19
   Transfers of surrenders                                                                  (365,342)           (141,456)
   Transfers of death benefits                                                               (16,466)             (8,029)
   Transfers of other terminations                                                          (130,825)            (72,146)
   Interfund and net transfers to general account                                            211,902             633,705
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (269,498)            461,497
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (226,756)            689,568
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,354,409         $ 1,581,165
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             43

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,558 shares (cost $130,012)             $  143,020      Dividend income                                  $    484
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     484
                                                                                                           --------------
Net assets                                     $  143,020  Expenses:
                                            --------------
                                                               Administrative expense                                 93
                                                               Mortality and expense risk                          4,455
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,548
                                                                                                           --------------

                                                           Net investment loss                                    (4,064)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (1,177)
                                                           Net unrealized appreciation on
                                                                investments                                        6,785
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,544
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  169,843           $   8,510

Net increase in net assets resulting from operations                                           1,544              19,044

Capital shares transactions
   Net premiums                                                                                6,200              30,354
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (3,750)             (2,122)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (4,489)             (1,252)
   Interfund and net transfers to general account                                            (26,328)            115,309
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (28,367)            142,289
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (26,823)            161,333
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  143,020          $  169,843
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             44

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     41,145 shares (cost $513,168)             $  547,641      Dividend income                                 $  22,656
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  22,656
                                                                                                           --------------
Net assets                                     $  547,641  Expenses:
                                            --------------
                                                               Administrative expense                                232
                                                               Mortality and expense risk                         14,198
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,430
                                                                                                           --------------

                                                           Net investment income                                   8,226

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         299
                                                           Net unrealized appreciation on
                                                                investments                                       46,695
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  55,220
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  433,573           $  75,360

Net increase in net assets resulting from operations                                          55,220              21,687

Capital shares transactions
   Net premiums                                                                                6,825             309,935
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,190)             (1,993)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (4,105)               (489)
   Interfund and net transfers to general account                                             57,318              29,073
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               58,848             336,526
                                                                                       --------------      --------------

Total increase in net assets                                                                 114,068             358,213
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  547,641          $  433,573
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             45

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,585 shares (cost $304,638)             $  328,439      Dividend income                                 $   5,066
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,066
                                                                                                           --------------
Net assets                                     $  328,439  Expenses:
                                            --------------
                                                               Administrative expense                                 68
                                                               Mortality and expense risk                          8,291
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,359
                                                                                                           --------------

                                                           Net investment loss                                    (3,293)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       3,586
                                                           Net unrealized appreciation on
                                                                investments                                       18,716
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  19,009
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  460,795          $  139,997

Net increase in net assets resulting from operations                                          19,009              47,480

Capital shares transactions
   Net premiums                                                                                5,979               2,700
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (35,270)                  -
   Transfers of death benefits                                                               (23,448)                  -
   Transfers of other terminations                                                            (4,432)             (3,072)
   Interfund and net transfers to general account                                            (94,194)            273,690
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (151,365)            273,318
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (132,356)            320,798
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  328,439          $  460,795
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             46

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,858 shares (cost $132,189)             $  145,614      Dividend income                                  $    298
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     298
                                                                                                           --------------
Net assets                                     $  145,614  Expenses:
                                            --------------
                                                               Administrative expense                                 58
                                                               Mortality and expense risk                          4,273
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,331
                                                                                                           --------------

                                                           Net investment loss                                    (4,033)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      20,155
                                                           Net unrealized appreciation on
                                                                investments                                        5,218
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  21,340
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  175,170          $  107,545

Net increase in net assets resulting from operations                                          21,340              20,718

Capital shares transactions
   Net premiums                                                                                  314               2,356
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (630)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,268)             (1,090)
   Interfund and net transfers to general account                                            (49,942)             46,271
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (50,896)             46,907
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (29,556)             67,625
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  145,614          $  175,170
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Core Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     453,200 shares (cost $5,070,194)         $ 5,229,931      Dividend income                                $  216,981
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 216,981
                                                                                                           --------------
Net assets                                    $ 5,229,931  Expenses:
                                            --------------
                                                               Administrative expense                              1,624
                                                               Mortality and expense risk                         80,661
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  82,285
                                                                                                           --------------

                                                           Net investment income                                 134,696

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (239,466)
                                                           Net unrealized appreciation on
                                                                investments                                      503,917
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  399,147
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 5,314,582         $ 5,700,481

Net increase in net assets resulting from operations                                         399,147             156,036

Capital shares transactions
   Net premiums                                                                              566,079             419,764
   Transfers of policy loans                                                                  (2,921)                132
   Transfers of surrenders                                                                  (404,606)           (320,395)
   Transfers of death benefits                                                               (67,398)            (66,230)
   Transfers of other terminations                                                          (183,807)           (167,929)
   Interfund and net transfers to general account                                           (391,145)           (407,277)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (483,798)           (541,935)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (84,651)           (385,899)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,229,931         $ 5,314,582
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Cap Core Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     290,212 shares (cost $3,897,853)         $ 4,338,674      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,338,674  Expenses:
                                            --------------
                                                               Administrative expense                                824
                                                               Mortality and expense risk                         26,516
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  27,340
                                                                                                           --------------

                                                           Net investment loss                                   (27,340)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (6,797)
                                                           Net unrealized appreciation on
                                                                investments                                      515,129
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  480,992
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  843,217          $  643,237

Net increase in net assets resulting from operations                                         480,992             116,613

Capital shares transactions
   Net premiums                                                                              347,292              83,885
   Transfers of policy loans                                                                    (521)               (190)
   Transfers of surrenders                                                                   (90,044)            (59,972)
   Transfers of death benefits                                                                  (691)            (19,346)
   Transfers of other terminations                                                           (56,410)            (28,260)
   Interfund and net transfers to general account                                          2,814,839             107,250
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            3,014,465              83,367
                                                                                       --------------      --------------

Total increase in net assets                                                               3,495,457             199,980
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,338,674          $  843,217
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,191 shares (cost $337,308)              $  380,071      Dividend income                                  $    865
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     865
                                                                                                           --------------
Net assets                                     $  380,071  Expenses:
                                            --------------
                                                               Administrative expense                                270
                                                               Mortality and expense risk                          4,787
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,057
                                                                                                           --------------

                                                           Net investment loss                                    (4,192)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (970)
                                                           Net unrealized appreciation on
                                                                investments                                       71,283
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  66,121
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  204,652          $  365,183

Net increase in net assets resulting from operations                                          66,121              90,052

Capital shares transactions
   Net premiums                                                                                  328              21,654
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (71,785)             (4,878)
   Transfers of death benefits                                                               (20,621)                  -
   Transfers of other terminations                                                           (14,633)            (22,448)
   Interfund and net transfers to general account                                            216,009            (244,911)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   109,298            (250,583)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      175,419            (160,531)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  380,071          $  204,652
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,658 shares (cost $336,771)             $  352,827      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  352,827  Expenses:
                                            --------------
                                                               Administrative expense                                176
                                                               Mortality and expense risk                          6,386
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,562
                                                                                                           --------------

                                                           Net investment loss                                    (6,562)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     104,209
                                                           Net unrealized depreciation on
                                                                investments                                       (6,077)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  91,570
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  262,149          $  176,810

Net increase in net assets resulting from operations                                          91,570             106,296

Capital shares transactions
   Net premiums                                                                               10,844              25,647
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (34,367)            (18,150)
   Transfers of death benefits                                                               (24,305)               (848)
   Transfers of other terminations                                                           (14,523)            (16,354)
   Interfund and net transfers to general account                                             61,459             (11,252)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                                 (892)            (20,957)
                                                                                       --------------      --------------

Total increase in net assets                                                                  90,678              85,339
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  352,827          $  262,149
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     1,483,157 shares (cost $1,483,157)       $ 1,483,157      Dividend income                                   $    69
                                                               Capital gains distributions                            85
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     154
                                                                                                           --------------
Net assets                                    $ 1,483,157  Expenses:
                                            --------------
                                                               Administrative expense                                190
                                                               Mortality and expense risk                         22,299
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  22,489
                                                                                                           --------------

                                                           Net investment loss                                   (22,335)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (22,335)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  791,751         $ 2,296,079

Net decrease in net assets resulting from operations                                         (22,335)            (23,402)

Capital shares transactions
   Net premiums                                                                            6,560,355           1,341,362
   Transfers of policy loans                                                                       -               2,761
   Transfers of surrenders                                                                   (40,199)               (132)
   Transfers of death benefits                                                               (55,725)                  -
   Transfers of other terminations                                                           (64,136)            (54,631)
   Interfund and net transfers to general account                                         (5,686,554)         (2,770,286)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   713,741          (1,480,926)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      691,406          (1,504,328)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,483,157          $  791,751
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     32,101 shares (cost $1,321,811)          $ 1,128,682      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,128,682  Expenses:
                                            --------------
                                                               Administrative expense                                582
                                                               Mortality and expense risk                         18,780
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,362
                                                                                                           --------------

                                                           Net investment loss                                   (19,362)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (286,401)
                                                           Net unrealized appreciation on
                                                                investments                                       18,269
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (287,494)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  973,618         $ 1,441,637

Net decrease in net assets resulting from operations                                        (287,494)           (492,619)

Capital shares transactions
   Net premiums                                                                              141,649             253,316
   Transfers of policy loans                                                                      (2)                  8
   Transfers of surrenders                                                                  (142,441)           (135,732)
   Transfers of death benefits                                                                  (647)             (3,712)
   Transfers of other terminations                                                           (86,348)           (106,695)
   Interfund and net transfers to general account                                            530,347              17,415
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              442,558              24,600
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      155,064            (468,019)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,128,682          $  973,618
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     21,677 shares (cost $312,831)             $  256,003      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  256,003  Expenses:
                                            --------------
                                                               Administrative expense                                332
                                                               Mortality and expense risk                         10,812
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,144
                                                                                                           --------------

                                                           Net investment loss                                   (11,144)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (256,961)
                                                           Net unrealized appreciation on
                                                                investments                                       26,635
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (241,470)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  350,956         $ 2,605,403

Net decrease in net assets resulting from operations                                        (241,470)           (470,090)

Capital shares transactions
   Net premiums                                                                               37,405              73,970
   Transfers of policy loans                                                                      (1)                  3
   Transfers of surrenders                                                                   (62,291)            (53,064)
   Transfers of death benefits                                                                  (488)             (3,115)
   Transfers of other terminations                                                           (28,437)            (51,135)
   Interfund and net transfers to general account                                            200,329          (1,751,016)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   146,517          (1,784,357)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (94,953)         (2,254,447)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  256,003          $  350,956
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     80,020 shares (cost $1,117,615)          $ 1,133,085      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,133,085  Expenses:
                                            --------------
                                                               Administrative expense                                170
                                                               Mortality and expense risk                          4,951
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,121
                                                                                                           --------------

                                                           Net investment loss                                    (5,121)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (13,453)
                                                           Net unrealized appreciation on
                                                                investments                                        9,858
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (8,716)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  206,205           $  66,006

Net (decrease) increase in net assets resulting from operations                               (8,716)             30,907

Capital shares transactions
   Net premiums                                                                               10,957              23,747
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (62,857)            (30,433)
   Transfers of death benefits                                                                     -             (21,339)
   Transfers of other terminations                                                           (32,817)            (26,164)
   Interfund and net transfers to general account                                          1,020,313             163,481
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              935,596             109,292
                                                                                       --------------      --------------

Total increase in net assets                                                                 926,880             140,199
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,133,085          $  206,205
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust US Long Short Momentum Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     32,573 shares (cost $357,069)             $  416,928      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  416,928  Expenses:
                                            --------------
                                                               Administrative expense                                284
                                                               Mortality and expense risk                          6,536
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,820
                                                                                                           --------------

                                                           Net investment loss                                    (6,820)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      69,471
                                                           Net unrealized depreciation on
                                                                investments                                      (13,740)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  48,911
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  508,417         $ 2,252,357

Net increase in net assets resulting from operations                                          48,911              95,648

Capital shares transactions
   Net premiums                                                                                3,811              46,587
   Transfers of policy loans                                                                     132                 (33)
   Transfers of surrenders                                                                   (78,045)            (99,134)
   Transfers of death benefits                                                                  (725)            (36,588)
   Transfers of other terminations                                                           (76,985)            (66,251)
   Interfund and net transfers to general account                                             11,412          (1,684,169)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (140,400)         (1,839,588)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (91,489)         (1,743,940)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  416,928          $  508,417
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     36,658 shares (cost $291,682)             $  260,269      Dividend income                                 $  84,417
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  84,417
                                                                                                           --------------
Net assets                                     $  260,269  Expenses:
                                            --------------
                                                               Administrative expense                                212
                                                               Mortality and expense risk                         47,090
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  47,302
                                                                                                           --------------

                                                           Net investment income                                  37,115

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (332,847)
                                                           Net unrealized appreciation on
                                                                investments                                       11,785
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (283,947)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  80,187         $ 1,432,811

Net decrease in net assets resulting from operations                                        (283,947)           (288,922)

Capital shares transactions
   Net premiums                                                                              282,597              45,948
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (78,171)             (4,531)
   Transfers of death benefits                                                               (10,886)            (11,608)
   Transfers of other terminations                                                          (106,915)            (17,987)
   Interfund and net transfers to general account                                            377,404          (1,075,524)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   464,029          (1,063,702)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      180,082          (1,352,624)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  260,269           $  80,187
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -             $     -

Net increase (decrease) in net assets resulting from operations                                    -                 (24)

Capital shares transactions
   Net premiums                                                                                    -                   1
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                  -                  23
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                    -                  24
                                                                                       --------------      --------------

Total increase in net assets                                                                       -                   -
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     81 shares (cost $1,490)                    $   1,975      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   1,975  Expenses:
                                            --------------
                                                               Administrative expense                                  2
                                                               Mortality and expense risk                             34
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      36
                                                                                                           --------------

                                                           Net investment loss                                       (36)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         188
                                                           Net unrealized appreciation on
                                                                investments                                          347
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    499
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   1,477            $    694

Net increase in net assets resulting from operations                                             499                 748

Capital shares transactions
   Net premiums                                                                                    -                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                 (1)                 35
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                        (1)                 35
                                                                                       --------------      --------------

Total increase in net assets                                                                     498                 783
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   1,975           $   1,477
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     68 shares (cost $4,206)                    $   7,651      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   7,651  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                            164
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                     164
                                                                                                           --------------

                                                           Net investment loss                                      (164)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         200
                                                           Net unrealized appreciation on
                                                                investments                                        1,403
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,439
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   6,580           $   4,611

Net increase in net assets resulting from operations                                           1,439               1,961

Capital shares transactions
   Net premiums                                                                                    -                   8
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                              (368)                  -
   Interfund and net transfers to general account                                                  -                   -
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                      (368)                  8
                                                                                       --------------      --------------

Total increase in net assets                                                                   1,071               1,969
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   7,651           $   6,580
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             60

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     143 shares (cost $2,412)                   $   1,959      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   1,959  Expenses:
                                            --------------
                                                               Administrative expense                                  3
                                                               Mortality and expense risk                             55
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      58
                                                                                                           --------------

                                                           Net investment loss                                       (58)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (569)
                                                           Net unrealized depreciation on
                                                                investments                                         (291)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                         $    (918)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   2,877           $   5,287

Net decrease in net assets resulting from operations                                            (918)             (2,449)

Capital shares transactions
   Net premiums                                                                                    -                  39
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                  -                   -
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                    -                  39
                                                                                       --------------      --------------

Total decrease in net assets                                                                    (918)             (2,410)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   1,959           $   2,877
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             61

Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     67,669 shares (cost $1,756,167)          $ 1,797,968      Dividend income                                $  327,288
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 327,288
                                                                                                           --------------
Net assets                                    $ 1,797,968  Expenses:
                                            --------------
                                                               Administrative expense                                167
                                                               Mortality and expense risk                         31,934
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,101
                                                                                                           --------------

                                                           Net investment income                                 295,187

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (157,375)
                                                           Net unrealized depreciation on
                                                                investments                                      (13,867)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  123,945
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,338,651         $ 1,626,885

Net increase in net assets resulting from operations                                         123,945             126,873

Capital shares transactions
   Net premiums                                                                                    2             660,590
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,241)            (75,447)
   Transfers of death benefits                                                                (9,758)                  -
   Transfers of other terminations                                                           (35,808)            (40,838)
   Interfund and net transfers to general account                                           (542,823)             40,588
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (664,628)            584,893
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (540,683)            711,766
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,797,968         $ 2,338,651
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,716 shares (cost $1,725,001)          $ 1,755,102      Dividend income                                 $   1,504
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,504
                                                                                                           --------------
Net assets                                    $ 1,755,102  Expenses:
                                            --------------
                                                               Administrative expense                                171
                                                               Mortality and expense risk                         33,450
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  33,621
                                                                                                           --------------

                                                           Net investment loss                                   (32,117)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (87,106)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,421)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (121,644)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,857,475         $ 2,732,456

Net (decrease) increase in net assets resulting from operations                             (121,644)            587,352

Capital shares transactions
   Net premiums                                                                               13,924              15,826
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,246)             (2,423)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (16,711)            (39,021)
   Interfund and net transfers to general account                                         (1,962,696)            563,285
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,980,729)            537,667
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,102,373)          1,125,019
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,755,102         $ 3,857,475
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     26,773 shares (cost $319,673)             $  340,287      Dividend income                                  $    922
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     922
                                                                                                           --------------
Net assets                                     $  340,287  Expenses:
                                            --------------
                                                               Administrative expense                                162
                                                               Mortality and expense risk                          8,139
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,301
                                                                                                           --------------

                                                           Net investment loss                                    (7,379)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     184,303
                                                           Net unrealized appreciation on
                                                                investments                                       23,308
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  200,232
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  56,946           $  61,364

Net increase in net assets resulting from operations                                         200,232               4,993

Capital shares transactions
   Net premiums                                                                               15,512               3,060
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (8,128)               (157)
   Transfers of death benefits                                                                (1,975)                  -
   Transfers of other terminations                                                            (7,948)             (3,255)
   Interfund and net transfers to general account                                             85,648              (9,059)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    83,109              (9,411)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      283,341              (4,418)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  340,287           $  56,946
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     26,928 shares (cost $1,237,268)          $ 1,404,831      Dividend income                                 $   9,253
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   9,253
                                                                                                           --------------
Net assets                                    $ 1,404,831  Expenses:
                                            --------------
                                                               Administrative expense                                329
                                                               Mortality and expense risk                         23,534
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  23,863
                                                                                                           --------------

                                                           Net investment loss                                   (14,610)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      45,683
                                                           Net unrealized appreciation on
                                                                investments                                       76,143
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  107,216
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,992,679          $  493,004

Net increase in net assets resulting from operations                                         107,216             209,718

Capital shares transactions
   Net premiums                                                                               32,933               6,771
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,428)             (1,152)
   Transfers of death benefits                                                                (1,854)                  -
   Transfers of other terminations                                                           (22,498)            (29,257)
   Interfund and net transfers to general account                                           (627,217)          1,313,595
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (695,064)          1,289,957
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (587,848)          1,499,675
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,404,831         $ 1,992,679
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     19,434 shares (cost $399,633)             $  395,869      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  395,869  Expenses:
                                            --------------
                                                               Administrative expense                              1,191
                                                               Mortality and expense risk                         53,291
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  54,482
                                                                                                           --------------

                                                           Net investment loss                                   (54,482)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (715,226)
                                                           Net unrealized appreciation on
                                                                investments                                       37,908
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (731,800)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,124,150         $ 1,548,508

Net decrease in net assets resulting from operations                                        (731,800)         (1,199,917)

Capital shares transactions
   Net premiums                                                                                5,223              35,087
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,001)            (96,981)
   Transfers of death benefits                                                                     -                (571)
   Transfers of other terminations                                                           (54,172)            (33,024)
   Interfund and net transfers to general account                                             92,469             871,048
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                3,519             775,559
                                                                                       --------------      --------------

Total decrease in net assets                                                                (728,281)           (424,358)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  395,869         $ 1,124,150
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,873 shares (cost $130,564)              $  134,319      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  134,319  Expenses:
                                            --------------
                                                               Administrative expense                                 85
                                                               Mortality and expense risk                          9,122
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,207
                                                                                                           --------------

                                                           Net investment loss                                    (9,207)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      33,990
                                                           Net unrealized appreciation on
                                                                investments                                        4,402
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  29,185
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  156,845           $  86,875

Net increase (decrease) in net assets resulting from operations                               29,185             (19,299)

Capital shares transactions
   Net premiums                                                                               21,000                 307
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,253)             (2,111)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (3,520)             (3,368)
   Interfund and net transfers to general account                                            (62,938)             94,441
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (51,711)             89,269
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (22,526)             69,970
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  134,319          $  156,845
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     80,928 shares (cost $2,108,975)          $ 2,128,414      Dividend income                                 $   4,673
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,673
                                                                                                           --------------
Net assets                                    $ 2,128,414  Expenses:
                                            --------------
                                                               Administrative expense                                742
                                                               Mortality and expense risk                         62,073
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  62,815
                                                                                                           --------------

                                                           Net investment loss                                   (58,142)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     492,996
                                                           Net unrealized appreciation on
                                                                investments                                       19,536
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  454,390
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,146,270          $  132,884

Net increase in net assets resulting from operations                                         454,390             178,985

Capital shares transactions
   Net premiums                                                                                  303             (10,033)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (138,357)           (224,947)
   Transfers of death benefits                                                                  (204)                  -
   Transfers of other terminations                                                           (76,249)            (24,365)
   Interfund and net transfers to general account                                         (2,257,739)          4,093,746
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,472,246)          3,834,401
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,017,856)          4,013,386
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,128,414         $ 4,146,270
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,333 shares (cost $1,904,477)          $ 1,982,574      Dividend income                                 $   4,685
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,685
                                                                                                           --------------
Net assets                                    $ 1,982,574  Expenses:
                                            --------------
                                                               Administrative expense                                222
                                                               Mortality and expense risk                         14,624
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,846
                                                                                                           --------------

                                                           Net investment loss                                   (10,161)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      65,731
                                                           Net unrealized appreciation on
                                                                investments                                       75,653
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,223
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  65,359           $   3,617

Net increase in net assets resulting from operations                                         131,223               4,940

Capital shares transactions
   Net premiums                                                                                    -                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (13,188)                  -
   Transfers of death benefits                                                                (3,001)                  -
   Transfers of other terminations                                                           (12,082)                (48)
   Interfund and net transfers to general account                                          1,814,263              56,851
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,785,992              56,802
                                                                                       --------------      --------------

Total increase in net assets                                                               1,917,215              61,742
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,982,574           $  65,359
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,085 shares (cost $1,005,984)          $ 1,091,045      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,091,045  Expenses:
                                            --------------
                                                               Administrative expense                                140
                                                               Mortality and expense risk                         11,246
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,386
                                                                                                           --------------

                                                           Net investment loss                                   (11,386)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      50,098
                                                           Net unrealized appreciation on
                                                                investments                                       82,588
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  121,300
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  145,921           $   2,185

Net increase (decrease) in net assets resulting from operations                              121,300              (2,712)

Capital shares transactions
   Net premiums                                                                                  349                 280
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,305)               (476)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (11,617)                 (1)
   Interfund and net transfers to general account                                            850,397             146,645
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              823,824             146,448
                                                                                       --------------      --------------

Total increase in net assets                                                                 945,124             143,736
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,091,045          $  145,921
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,819 shares (cost $150,795)              $  155,833      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  155,833  Expenses:
                                            --------------
                                                               Administrative expense                                 24
                                                               Mortality and expense risk                          2,571
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,595
                                                                                                           --------------

                                                           Net investment loss                                    (2,595)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                        (74)
                                                           Net unrealized appreciation on
                                                                investments                                        4,242
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,573
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  101,032           $  35,724

Net increase (decrease) in net assets resulting from operations                                1,573              (1,806)

Capital shares transactions
   Net premiums                                                                                   (5)              9,090
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (3,649)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,689)               (641)
   Interfund and net transfers to general account                                             58,571              58,665
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               53,228              67,114
                                                                                       --------------      --------------

Total increase in net assets                                                                  54,801              65,308
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  155,833          $  101,032
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     30,208 shares (cost $879,498)             $  916,817      Dividend income                                   $     -
                                                               Capital gains distributions                        28,746
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  28,746
                                                                                                           --------------
Net assets                                     $  916,817  Expenses:
                                            --------------
                                                               Administrative expense                                377
                                                               Mortality and expense risk                         32,264
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,641
                                                                                                           --------------

                                                           Net investment loss                                    (3,895)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      46,325
                                                           Net unrealized appreciation on
                                                                investments                                       39,311
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  81,741
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,280,242          $  663,484

Net increase in net assets resulting from operations                                          81,741             268,499

Capital shares transactions
   Net premiums                                                                                  130              25,803
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (32,877)            (60,997)
   Transfers of death benefits                                                                (1,429)                  -
   Transfers of other terminations                                                           (39,004)             (8,006)
   Interfund and net transfers to general account                                         (2,371,986)          2,391,459
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,445,166)          2,348,259
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,363,425)          2,616,758
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  916,817         $ 3,280,242
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     8,489 shares (cost $170,946)              $  180,568      Dividend income                                 $   3,850
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,850
                                                                                                           --------------
Net assets                                     $  180,568  Expenses:
                                            --------------
                                                               Administrative expense                                196
                                                               Mortality and expense risk                          9,663
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,859
                                                                                                           --------------

                                                           Net investment loss                                    (6,009)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (12,725)
                                                           Net unrealized depreciation on
                                                                investments                                       (5,040)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (23,774)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  449,017           $  37,067

Net (decrease) increase in net assets resulting from operations                              (23,774)             41,918

Capital shares transactions
   Net premiums                                                                                3,027               1,215
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (85,465)             (1,073)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,833)            (18,792)
   Interfund and net transfers to general account                                           (156,404)            388,682
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (244,675)            370,032
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (268,449)            411,950
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  180,568          $  449,017
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling US Dollar
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,001 shares (cost $118,140)              $  117,509      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  117,509  Expenses:
                                            --------------
                                                               Administrative expense                                  4
                                                               Mortality and expense risk                          2,700
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,704
                                                                                                           --------------

                                                           Net investment loss                                    (2,704)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (479)
                                                           Net unrealized appreciation on
                                                                investments                                        2,507
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                         $    (676)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  103,909          $  303,931

Net decrease in net assets resulting from operations                                            (676)             (7,035)

Capital shares transactions
   Net premiums                                                                                  755              62,997
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                             13,521            (255,984)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    14,276            (192,987)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                       13,600            (200,022)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  117,509          $  103,909
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,843 shares (cost $97,177)                $  95,946      Dividend income                                 $   1,103
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,103
                                                                                                           --------------
Net assets                                      $  95,946  Expenses:
                                            --------------
                                                               Administrative expense                                 75
                                                               Mortality and expense risk                          5,735
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,810
                                                                                                           --------------

                                                           Net investment loss                                    (4,707)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (126,944)
                                                           Net unrealized appreciation on
                                                                investments                                      127,217
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (4,434)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  346,750          $  563,595

Net (decrease) increase in net assets resulting from operations                               (4,434)             85,256

Capital shares transactions
   Net premiums                                                                                    3                  (4)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,820)             (2,178)
   Transfers of death benefits                                                                (4,314)                  -
   Transfers of other terminations                                                            (5,545)            (22,510)
   Interfund and net transfers to general account                                           (220,694)           (277,409)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (246,370)           (302,101)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (250,804)           (216,845)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  95,946          $  346,750
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     60,830 shares (cost $1,627,928)          $ 1,758,594      Dividend income                                 $   4,046
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,046
                                                                                                           --------------
Net assets                                    $ 1,758,594  Expenses:
                                            --------------
                                                               Administrative expense                                163
                                                               Mortality and expense risk                         42,253
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  42,416
                                                                                                           --------------

                                                           Net investment loss                                   (38,370)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      15,910
                                                           Net unrealized appreciation on
                                                                investments                                       29,942
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   7,482
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,255,925         $ 1,308,798

Net increase in net assets resulting from operations                                           7,482             199,061

Capital shares transactions
   Net premiums                                                                               22,966                  (5)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (23,903)             (5,005)
   Transfers of death benefits                                                                (2,880)                  -
   Transfers of other terminations                                                           (42,338)            (52,453)
   Interfund and net transfers to general account                                            541,342            (194,471)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   495,187            (251,934)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      502,669             (52,873)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,758,594         $ 1,255,925
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             76

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     16,826 shares (cost $606,522)             $  619,538      Dividend income                                 $   1,861
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,861
                                                                                                           --------------
Net assets                                     $  619,538  Expenses:
                                            --------------
                                                               Administrative expense                                 65
                                                               Mortality and expense risk                          8,352
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,417
                                                                                                           --------------

                                                           Net investment loss                                    (6,556)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      38,998
                                                           Net unrealized appreciation on
                                                                investments                                       14,110
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  46,552
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  144,527           $  19,828

Net increase (decrease) in net assets resulting from operations                               46,552              (8,307)

Capital shares transactions
   Net premiums                                                                               31,108               1,226
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (13,690)                (61)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (19,231)               (806)
   Interfund and net transfers to general account                                            430,272             132,647
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              428,459             133,006
                                                                                       --------------      --------------

Total increase in net assets                                                                 475,011             124,699
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  619,538          $  144,527
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             77

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     9,132 shares (cost $189,556)              $  198,707      Dividend income                                   $     -
                                                               Capital gains distributions                           680
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     680
                                                                                                           --------------
Net assets                                     $  198,707  Expenses:
                                            --------------
                                                               Administrative expense                                 13
                                                               Mortality and expense risk                          1,517
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,530
                                                                                                           --------------

                                                           Net investment loss                                      (850)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       2,182
                                                           Net unrealized appreciation on
                                                                investments                                        8,873
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  10,205
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  16,690           $  12,099

Net increase in net assets resulting from operations                                          10,205               2,696

Capital shares transactions
   Net premiums                                                                                    -               2,696
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                              (183)                  -
   Interfund and net transfers to general account                                            171,995                (801)
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              171,812               1,895
                                                                                       --------------      --------------

Total increase in net assets                                                                 182,017               4,591
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  198,707           $  16,690
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,977 shares (cost $639,914)             $  727,375      Dividend income                                   $     -
                                                               Capital gains distributions                         3,291
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,291
                                                                                                           --------------
Net assets                                     $  727,375  Expenses:
                                            --------------
                                                               Administrative expense                                 77
                                                               Mortality and expense risk                          6,497
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,574
                                                                                                           --------------

                                                           Net investment loss                                    (3,283)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      27,140
                                                           Net unrealized appreciation on
                                                                investments                                       61,760
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  85,617
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  355,848          $  115,647

Net increase in net assets resulting from operations                                          85,617              91,537

Capital shares transactions
   Net premiums                                                                                  226              27,107
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,100)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,510)               (730)
   Interfund and net transfers to general account                                            292,294             122,287
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              285,910             148,664
                                                                                       --------------      --------------

Total increase in net assets                                                                 371,527             240,201
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  727,375          $  355,848
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     33,111 shares (cost $408,739)             $  421,503      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  421,503  Expenses:
                                            --------------
                                                               Administrative expense                                 24
                                                               Mortality and expense risk                          6,398
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,422
                                                                                                           --------------

                                                           Net investment loss                                    (6,422)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (149,026)
                                                           Net unrealized appreciation on
                                                                investments                                        4,370
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (151,078)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  202,206          $  344,642

Net decrease in net assets resulting from operations                                        (151,078)            (57,924)

Capital shares transactions
   Net premiums                                                                               27,339                  (5)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,832)               (128)
   Transfers of death benefits                                                                  (562)                  -
   Transfers of other terminations                                                            (1,251)             (1,294)
   Interfund and net transfers to general account                                            351,681             (83,085)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   370,375             (84,512)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      219,297            (142,436)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  421,503          $  202,206
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     30,927 shares (cost $977,048)            $ 1,037,910      Dividend income                                  $    168
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     168
                                                                                                           --------------
Net assets                                    $ 1,037,910  Expenses:
                                            --------------
                                                               Administrative expense                                 54
                                                               Mortality and expense risk                          7,987
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,041
                                                                                                           --------------

                                                           Net investment loss                                    (7,873)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      28,712
                                                           Net unrealized appreciation on
                                                                investments                                       40,420
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  61,259
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  242,991          $  324,839

Net increase in net assets resulting from operations                                          61,259              40,742

Capital shares transactions
   Net premiums                                                                                4,664               5,222
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (518)               (455)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (8,773)             (2,768)
   Interfund and net transfers to general account                                            738,287            (124,589)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   733,660            (122,590)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      794,919             (81,848)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,037,910          $  242,991
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     61,664 shares (cost $1,482,240)          $ 1,499,058      Dividend income                                 $   1,197
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,197
                                                                                                           --------------
Net assets                                    $ 1,499,058  Expenses:
                                            --------------
                                                               Administrative expense                                 25
                                                               Mortality and expense risk                          6,758
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,783
                                                                                                           --------------

                                                           Net investment loss                                    (5,586)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      23,379
                                                           Net unrealized appreciation on
                                                                investments                                       14,963
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  32,756
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  68,585          $  235,542

Net increase (decrease) in net assets resulting from operations                               32,756             (20,843)

Capital shares transactions
   Net premiums                                                                                9,601               2,592
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (8,276)             (1,630)
   Interfund and net transfers to general account                                          1,396,392            (147,076)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,397,717            (146,114)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,430,473            (166,957)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,499,058           $  68,585
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,765 shares (cost $310,825)             $  326,597      Dividend income                                   $     -
                                                               Capital gains distributions                       114,526
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 114,526
                                                                                                           --------------
Net assets                                     $  326,597  Expenses:
                                            --------------
                                                               Administrative expense                                 44
                                                               Mortality and expense risk                          9,456
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,500
                                                                                                           --------------

                                                           Net investment income                                 105,026

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (122,779)
                                                           Net unrealized appreciation on
                                                                investments                                        3,294
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (14,459)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  868,706           $   6,152

Net decrease in net assets resulting from operations                                         (14,459)             (5,011)

Capital shares transactions
   Net premiums                                                                                   32                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -             (19,955)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (19,768)             (1,031)
   Interfund and net transfers to general account                                           (507,914)            888,551
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (527,650)            867,565
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (542,109)            862,554
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  326,597          $  868,706
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     45,262 shares (cost $1,431,088)          $ 1,548,426      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,548,426  Expenses:
                                            --------------
                                                               Administrative expense                                100
                                                               Mortality and expense risk                         12,668
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,768
                                                                                                           --------------

                                                           Net investment loss                                   (12,768)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      28,348
                                                           Net unrealized appreciation on
                                                                investments                                       96,441
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  112,021
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  649,763           $  51,504

Net increase in net assets resulting from operations                                         112,021              42,495

Capital shares transactions
   Net premiums                                                                                1,175               6,255
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -              (9,728)
   Transfers of death benefits                                                               (11,724)                  -
   Transfers of other terminations                                                           (13,680)             (2,580)
   Interfund and net transfers to general account                                            810,871             561,817
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              786,642             555,764
                                                                                       --------------      --------------

Total increase in net assets                                                                 898,663             598,259
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,548,426          $  649,763
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     16,551 shares (cost $389,191)             $  430,499      Dividend income                                 $   7,018
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,018
                                                                                                           --------------
Net assets                                     $  430,499  Expenses:
                                            --------------
                                                               Administrative expense                                138
                                                               Mortality and expense risk                         13,365
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,503
                                                                                                           --------------

                                                           Net investment loss                                    (6,485)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     123,340
                                                           Net unrealized appreciation on
                                                                investments                                       39,595
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  156,450
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  173,569           $  77,820

Net increase in net assets resulting from operations                                         156,450              17,134

Capital shares transactions
   Net premiums                                                                                  802               2,458
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,499)             (9,327)
   Transfers of death benefits                                                               (23,823)                  -
   Transfers of other terminations                                                           (13,480)             (3,371)
   Interfund and net transfers to general account                                            138,480              88,855
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              100,480              78,615
                                                                                       --------------      --------------

Total increase in net assets                                                                 256,930              95,749
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  430,499          $  173,569
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     26,097,031 shares (cost $26,097,031)      $26,097,031       Dividend income                                 $   6,997
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                     6,997
                                                                                                             --------------
Net assets                                     $26,097,031   Expenses:
                                             --------------
                                                                 Administrative expense                             12,968
                                                                 Mortality and expense risk                        834,544
                                                                 Contract maintenance charge                             -
                                                                                                             --------------

                                                                                                                   847,512
                                                                                                             --------------

                                                             Net investment loss                                  (840,515)

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                           -
                                                             Net unrealized appreciation on
                                                                  investments                                            -
                                                                                                             --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ (840,515)
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $30,776,897         $36,756,488

Net decrease in net assets resulting from operations                                          (840,515)           (973,584)

Capital shares transactions
   Net premiums                                                                              2,502,400          68,076,315
   Transfers of policy loans                                                                         -                   -
   Transfers of surrenders                                                                  (2,723,436)         (3,451,114)
   Transfers of death benefits                                                                (157,075)           (177,477)
   Transfers of other terminations                                                          (1,443,551)         (1,294,232)
   Interfund and net transfers to general account                                           (2,017,689)        (68,159,499)
                                                                                         --------------      --------------

     Net decrease in net assets from capital share transactions                             (3,839,351)         (5,006,007)
                                                                                         --------------      --------------

Total decrease in net assets                                                                (4,679,866)         (5,979,591)
                                                                                         --------------      --------------

Net assets at end of year                                                                  $26,097,031         $30,776,897
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             86

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     71,794 shares (cost $3,020,987)          $ 3,337,725      Dividend income                                 $  10,019
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  10,019
                                                                                                           --------------
Net assets                                    $ 3,337,725  Expenses:
                                            --------------
                                                               Administrative expense                                517
                                                               Mortality and expense risk                         75,405
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  75,922
                                                                                                           --------------

                                                           Net investment loss                                   (65,903)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (269,119)
                                                           Net unrealized appreciation on
                                                                investments                                      443,612
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  108,590
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,486,236         $ 1,449,233

Net increase (decrease) in net assets resulting from operations                              108,590             (92,754)

Capital shares transactions
   Net premiums                                                                               12,718             499,864
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,197)            (15,667)
   Transfers of death benefits                                                               (77,197)                  -
   Transfers of other terminations                                                           (40,805)            (40,068)
   Interfund and net transfers to general account                                            924,380             685,628
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              742,899           1,129,757
                                                                                       --------------      --------------

Total increase in net assets                                                                 851,489           1,037,003
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,337,725         $ 2,486,236
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             87

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     219,524 shares (cost $4,217,441)         $ 4,225,843      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,225,843  Expenses:
                                            --------------
                                                               Administrative expense                                432
                                                               Mortality and expense risk                         33,320
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  33,752
                                                                                                           --------------

                                                           Net investment loss                                   (33,752)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     128,938
                                                           Net unrealized depreciation on
                                                                investments                                      (30,892)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  64,294
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,472,874          $  111,549

Net increase in net assets resulting from operations                                          64,294             361,692

Capital shares transactions
   Net premiums                                                                                4,635               8,899
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (67,882)           (233,709)
   Transfers of death benefits                                                                (1,716)                  -
   Transfers of other terminations                                                           (56,186)            (26,776)
   Interfund and net transfers to general account                                            809,824           3,251,219
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              688,675           2,999,633
                                                                                       --------------      --------------

Total increase in net assets                                                                 752,969           3,361,325
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,225,843         $ 3,472,874
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     7,386 shares (cost $165,381)              $  163,160      Dividend income                                 $   1,056
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,056
                                                                                                           --------------
Net assets                                     $  163,160  Expenses:
                                            --------------
                                                               Administrative expense                                 27
                                                               Mortality and expense risk                          1,957
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,984
                                                                                                           --------------

                                                           Net investment loss                                      (928)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (6,379)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,746)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (10,053)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  73,029           $  10,002

Net (decrease) increase in net assets resulting from operations                              (10,053)              9,970

Capital shares transactions
   Net premiums                                                                                1,450               9,488
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    13,427            (152,919)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (14,134)               (253)
   Interfund and net transfers to general account                                             99,441             196,741
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              100,184              53,057
                                                                                       --------------      --------------

Total increase in net assets                                                                  90,131              63,027
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  163,160           $  73,029
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     87,745 shares (cost $4,156,828)          $ 4,898,793      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,898,793  Expenses:
                                            --------------
                                                               Administrative expense                              1,351
                                                               Mortality and expense risk                         97,112
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  98,463
                                                                                                           --------------

                                                           Net investment loss                                   (98,463)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     325,277
                                                           Net unrealized appreciation on
                                                                investments                                      688,621
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  915,435
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,934,499          $  796,192

Net increase in net assets resulting from operations                                         915,435             242,034

Capital shares transactions
   Net premiums                                                                               95,734             595,880
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (16,882)            (72,924)
   Transfers of death benefits                                                               (51,790)                  -
   Transfers of other terminations                                                          (260,306)            (77,548)
   Interfund and net transfers to general account                                          1,282,103           1,450,865
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,048,859           1,896,273
                                                                                       --------------      --------------

Total increase in net assets                                                               1,964,294           2,138,307
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,898,793         $ 2,934,499
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,679 shares (cost $773,065)             $  806,391      Dividend income                                 $  32,467
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  32,467
                                                                                                           --------------
Net assets                                     $  806,391  Expenses:
                                            --------------
                                                               Administrative expense                                541
                                                               Mortality and expense risk                         29,437
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  29,978
                                                                                                           --------------

                                                           Net investment income                                   2,489

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (96,428)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,063)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (96,002)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  646,329           $  11,083

Net decrease in net assets resulting from operations                                         (96,002)            (14,589)

Capital shares transactions
   Net premiums                                                                               67,039             303,611
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (56,960)             (2,584)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (25,203)             (3,008)
   Interfund and net transfers to general account                                            271,188             351,816
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              256,064             649,835
                                                                                       --------------      --------------

Total increase in net assets                                                                 160,062             635,246
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  806,391          $  646,329
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     356,656 shares (cost $4,255,193)         $ 4,279,873      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,279,873  Expenses:
                                            --------------
                                                               Administrative expense                                512
                                                               Mortality and expense risk                         55,363
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  55,875
                                                                                                           --------------

                                                           Net investment loss                                   (55,875)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (338,818)
                                                           Net unrealized depreciation on
                                                                investments                                      (30,019)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (424,712)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,487,884           $  81,177

Net (decrease) increase in net assets resulting from operations                             (424,712)             75,549

Capital shares transactions
   Net premiums                                                                                4,593              56,463
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (38,079)             (2,228)
   Transfers of death benefits                                                               (11,589)                  -
   Transfers of other terminations                                                           (48,136)            (17,026)
   Interfund and net transfers to general account                                          3,309,912           1,293,949
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            3,216,701           1,331,158
                                                                                       --------------      --------------

Total increase in net assets                                                               2,791,989           1,406,707
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,279,873         $ 1,487,884
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     2,218 shares (cost $39,917)                $  44,313      Dividend income                                  $    377
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     377
                                                                                                           --------------
Net assets                                      $  44,313  Expenses:
                                            --------------
                                                               Administrative expense                                 10
                                                               Mortality and expense risk                          2,385
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,395
                                                                                                           --------------

                                                           Net investment loss                                    (2,018)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      62,102
                                                           Net unrealized depreciation on
                                                                investments                                      (67,403)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (7,319)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,785,948            $    816

Net (decrease) increase in net assets resulting from operations                               (7,319)             41,350

Capital shares transactions
   Net premiums                                                                               19,827               1,588
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (5,755)                (71)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (3,556)             (6,818)
   Interfund and net transfers to general account                                         (1,744,832)          1,749,083
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,734,316)          1,743,782
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,741,635)          1,785,132
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  44,313         $ 1,785,948
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,076 shares (cost $40,525)                $  31,215      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  31,215  Expenses:
                                            --------------
                                                               Administrative expense                                 13
                                                               Mortality and expense risk                          1,209
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,222
                                                                                                           --------------

                                                           Net investment loss                                    (1,222)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (8,948)
                                                           Net unrealized appreciation on
                                                                investments                                        1,382
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (8,788)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  22,342           $  45,384

Net decrease in net assets resulting from operations                                          (8,788)            (76,490)

Capital shares transactions
   Net premiums                                                                                   (1)              6,000
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (663)
   Transfers of death benefits                                                               (11,728)                  -
   Transfers of other terminations                                                              (141)                (79)
   Interfund and net transfers to general account                                             29,531              48,190
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               17,661              53,448
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                        8,873             (23,042)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  31,215           $  22,342
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     53,522 shares (cost $750,158)             $  723,077      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  723,077  Expenses:
                                            --------------
                                                               Administrative expense                                134
                                                               Mortality and expense risk                         12,661
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,795
                                                                                                           --------------

                                                           Net investment loss                                   (12,795)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (68,131)
                                                           Net unrealized depreciation on
                                                                investments                                      (26,022)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (106,948)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  28,600           $   2,322

Net decrease in net assets resulting from operations                                        (106,948)           (131,125)

Capital shares transactions
   Net premiums                                                                               49,734                  24
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (9,460)                  -
   Transfers of death benefits                                                                (3,473)                  -
   Transfers of other terminations                                                           (11,255)               (135)
   Interfund and net transfers to general account                                            775,879             157,514
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              801,425             157,403
                                                                                       --------------      --------------

Total increase in net assets                                                                 694,477              26,278
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  723,077           $  28,600
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,806 shares (cost $119,466)               $  98,759      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  98,759  Expenses:
                                            --------------
                                                               Administrative expense                                 25
                                                               Mortality and expense risk                          5,274
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,299
                                                                                                           --------------

                                                           Net investment loss                                    (5,299)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (42,923)
                                                           Net unrealized appreciation on
                                                                investments                                        4,918
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (43,304)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  191,873           $  15,593

Net (decrease) increase in net assets resulting from operations                              (43,304)             22,513

Capital shares transactions
   Net premiums                                                                                9,813               6,122
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                               (11,899)                  -
   Transfers of other terminations                                                            (2,036)                  -
   Interfund and net transfers to general account                                            (45,688)            147,645
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (49,810)            153,767
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (93,114)            176,280
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  98,759          $  191,873
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     391 shares (cost $7,275)                   $   5,840      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   5,840  Expenses:
                                            --------------
                                                               Administrative expense                                289
                                                               Mortality and expense risk                         11,263
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,552
                                                                                                           --------------

                                                           Net investment loss                                   (11,552)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (425,484)
                                                           Net unrealized appreciation on
                                                                investments                                       67,237
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (369,799)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  542,722          $  614,579

Net decrease in net assets resulting from operations                                        (369,799)         (1,047,722)

Capital shares transactions
   Net premiums                                                                                  427               7,358
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (560)            (83,706)
   Transfers of death benefits                                                               (11,436)               (560)
   Transfers of other terminations                                                            (9,440)            (17,189)
   Interfund and net transfers to general account                                           (146,074)          1,069,962
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (167,083)            975,865
                                                                                       --------------      --------------

Total decrease in net assets                                                                (536,882)            (71,857)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   5,840          $  542,722
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     3,842 shares (cost $37,139)                $  36,308      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  36,308  Expenses:
                                            --------------
                                                               Administrative expense                                590
                                                               Mortality and expense risk                         28,202
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  28,792
                                                                                                           --------------

                                                           Net investment loss                                   (28,792)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (253,846)
                                                           Net unrealized appreciation on
                                                                investments                                       33,305
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (249,333)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  653,427          $  787,309

Net decrease in net assets resulting from operations                                        (249,333)         (1,664,895)

Capital shares transactions
   Net premiums                                                                               14,414               1,333
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (23,145)           (109,642)
   Transfers of death benefits                                                               (17,376)               (587)
   Transfers of other terminations                                                           (22,167)            (31,081)
   Interfund and net transfers to general account                                           (319,512)          1,670,990
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (367,786)          1,531,013
                                                                                       --------------      --------------

Total decrease in net assets                                                                (617,119)           (133,882)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  36,308          $  653,427
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,953 shares (cost $188,131)             $  160,529      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  160,529  Expenses:
                                            --------------
                                                               Administrative expense                                548
                                                               Mortality and expense risk                         21,264
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  21,812
                                                                                                           --------------

                                                           Net investment loss                                   (21,812)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (481,219)
                                                           Net unrealized appreciation on
                                                                investments                                          943
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (502,088)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,622,914          $  914,786

Net decrease in net assets resulting from operations                                        (502,088)         (2,183,967)

Capital shares transactions
   Net premiums                                                                               17,577               3,600
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (22,183)           (108,670)
   Transfers of death benefits                                                               (11,615)               (562)
   Transfers of other terminations                                                           (16,275)            (63,258)
   Interfund and net transfers to general account                                           (927,801)          3,060,985
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (960,297)          2,892,095
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,462,385)            708,128
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  160,529         $ 1,622,914
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,592 shares (cost $611,981)             $  631,227      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  631,227  Expenses:
                                            --------------
                                                               Administrative expense                                173
                                                               Mortality and expense risk                         17,207
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,380
                                                                                                           --------------

                                                           Net investment loss                                   (17,380)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (48,195)
                                                           Net unrealized depreciation on
                                                                investments                                      (15,022)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (80,597)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,281,454           $  58,323

Net decrease in net assets resulting from operations                                         (80,597)           (680,061)

Capital shares transactions
   Net premiums                                                                                  817             152,123
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (2,888)           (347,988)
   Transfers of death benefits                                                                (9,911)                  -
   Transfers of other terminations                                                           (15,073)             (7,951)
   Interfund and net transfers to general account                                           (542,575)          2,107,008
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (569,630)          1,903,192
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (650,227)          1,223,131
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  631,227         $ 1,281,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,719 shares (cost $951,066)             $  996,080      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  996,080  Expenses:
                                            --------------
                                                               Administrative expense                                177
                                                               Mortality and expense risk                         13,658
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,835
                                                                                                           --------------

                                                           Net investment loss                                   (13,835)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (50,806)
                                                           Net unrealized appreciation on
                                                                investments                                       10,479
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (54,162)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  553,261           $  20,161

Net (decrease) increase in net assets resulting from operations                              (54,162)             54,902

Capital shares transactions
   Net premiums                                                                                1,244                 712
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (78,382)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (17,124)             (4,120)
   Interfund and net transfers to general account                                            591,243             481,606
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              496,981             478,198
                                                                                       --------------      --------------

Total increase in net assets                                                                 442,819             533,100
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  996,080          $  553,261
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,415 shares (cost $266,864)             $  284,341      Dividend income                                  $    361
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     361
                                                                                                           --------------
Net assets                                     $  284,341  Expenses:
                                            --------------
                                                               Administrative expense                                 35
                                                               Mortality and expense risk                          4,353
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,388
                                                                                                           --------------

                                                           Net investment loss                                    (4,027)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (21,423)
                                                           Net unrealized appreciation on
                                                                investments                                       12,906
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (12,544)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  46,931          $  112,531

Net decrease in net assets resulting from operations                                         (12,544)             (3,947)

Capital shares transactions
   Net premiums                                                                                5,206              15,219
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                (9,830)                  -
   Transfers of other terminations                                                            (7,612)             (3,982)
   Interfund and net transfers to general account                                            262,190             (72,890)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   249,954             (61,653)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      237,410             (65,600)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  284,341           $  46,931
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     17,047 shares (cost $248,718)             $  286,738      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  286,738  Expenses:
                                            --------------
                                                               Administrative expense                                 39
                                                               Mortality and expense risk                         19,541
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,580
                                                                                                           --------------

                                                           Net investment loss                                   (19,580)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      64,083
                                                           Net unrealized depreciation on
                                                                investments                                     (159,154)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (114,651)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,673,080          $  677,277

Net (decrease) increase in net assets resulting from operations                             (114,651)            417,802

Capital shares transactions
   Net premiums                                                                                3,187               2,339
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (978)                  1
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (26,669)            (29,457)
   Interfund and net transfers to general account                                         (1,247,231)            605,118
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,271,691)            578,001
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,386,342)            995,803
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  286,738         $ 1,673,080
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             103

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,376 shares (cost $38,078)                $  40,645      Dividend income                                 $   3,831
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,831
                                                                                                           --------------
Net assets                                      $  40,645  Expenses:
                                            --------------
                                                               Administrative expense                                 35
                                                               Mortality and expense risk                          6,058
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,093
                                                                                                           --------------

                                                           Net investment loss                                    (2,262)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (99,581)
                                                           Net unrealized depreciation on
                                                                investments                                       (7,080)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (108,923)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,658,628          $  105,624

Net decrease in net assets resulting from operations                                        (108,923)            (22,326)

Capital shares transactions
   Net premiums                                                                                   45                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (22,495)             (5,967)
   Transfers of death benefits                                                                (4,542)                  -
   Transfers of other terminations                                                           (12,775)             (6,105)
   Interfund and net transfers to general account                                         (1,469,293)          1,587,402
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,509,060)          1,575,330
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,617,983)          1,553,004
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  40,645         $ 1,658,628
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             104

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,619 shares (cost $598,099)             $  561,226      Dividend income                                 $   8,802
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   8,802
                                                                                                           --------------
Net assets                                     $  561,226  Expenses:
                                            --------------
                                                               Administrative expense                              1,052
                                                               Mortality and expense risk                         36,270
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  37,322
                                                                                                           --------------

                                                           Net investment loss                                   (28,520)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (14,346)
                                                           Net unrealized appreciation on
                                                                investments                                        5,725
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (37,141)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  214,117          $  290,233

Net decrease in net assets resulting from operations                                         (37,141)           (139,001)

Capital shares transactions
   Net premiums                                                                               26,263              51,783
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (70,074)                (14)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (28,208)            (12,313)
   Interfund and net transfers to general account                                            456,269              23,429
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              384,250              62,885
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      347,109             (76,116)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  561,226          $  214,117
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             105

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     255,219 shares (cost $2,989,589)         $ 2,996,271      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 2,996,271  Expenses:
                                            --------------
                                                               Administrative expense                                644
                                                               Mortality and expense risk                         52,443
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  53,087
                                                                                                           --------------

                                                           Net investment loss                                   (53,087)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,023,066
                                                           Net unrealized appreciation on
                                                                investments                                       94,007
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,063,986
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 5,360,014           $  67,527

Net increase in net assets resulting from operations                                       1,063,986             315,766

Capital shares transactions
   Net premiums                                                                                  458              45,358
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (37,069)             (4,871)
   Transfers of death benefits                                                                (1,671)                  -
   Transfers of other terminations                                                           (93,176)            (58,736)
   Interfund and net transfers to general account                                         (3,296,271)          4,994,970
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (3,427,729)          4,976,721
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,363,743)          5,292,487
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,996,271         $ 5,360,014
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             106

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,950 shares (cost $675,415)             $  960,431      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  960,431  Expenses:
                                            --------------
                                                               Administrative expense                                 93
                                                               Mortality and expense risk                         19,792
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,885
                                                                                                           --------------

                                                           Net investment loss                                   (19,885)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     263,784
                                                           Net unrealized appreciation on
                                                                investments                                      158,654
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  402,553
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  513,082          $  214,672

Net increase in net assets resulting from operations                                         402,553             181,079

Capital shares transactions
   Net premiums                                                                                  433               5,214
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (18,269)                (16)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (26,307)            (30,763)
   Interfund and net transfers to general account                                             88,939             142,896
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               44,796             117,331
                                                                                       --------------      --------------

Total increase in net assets                                                                 447,349             298,410
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  960,431          $  513,082
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             107

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     14,230 shares (cost $262,172)             $  309,784      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  309,784  Expenses:
                                            --------------
                                                               Administrative expense                                522
                                                               Mortality and expense risk                         31,415
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  31,937
                                                                                                           --------------

                                                           Net investment loss                                   (31,937)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     680,184
                                                           Net unrealized depreciation on
                                                                investments                                     (312,631)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  335,616
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,828,106         $ 1,666,194

Net increase in net assets resulting from operations                                         335,616           1,558,067

Capital shares transactions
   Net premiums                                                                                1,808               5,165
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,189)            (35,996)
   Transfers of death benefits                                                                (3,040)           (345,816)
   Transfers of other terminations                                                           (24,642)           (141,103)
   Interfund and net transfers to general account                                         (2,787,875)            121,595
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,853,938)           (396,155)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,518,322)          1,161,912
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  309,784         $ 2,828,106
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             108

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     78,791 shares (cost $487,078)             $  478,261      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  478,261  Expenses:
                                            --------------
                                                               Administrative expense                                773
                                                               Mortality and expense risk                         39,155
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  39,928
                                                                                                           --------------

                                                           Net investment loss                                   (39,928)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (151,118)
                                                           Net unrealized depreciation on
                                                                investments                                      (12,213)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (203,259)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  404,663           $  89,831

Net decrease in net assets resulting from operations                                        (203,259)         (1,080,290)

Capital shares transactions
   Net premiums                                                                              (36,623)            (63,168)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (10,442)             (1,533)
   Transfers of death benefits                                                               (32,795)                  -
   Transfers of other terminations                                                           (67,815)            (11,606)
   Interfund and net transfers to general account                                            424,532           1,471,429
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              276,857           1,395,122
                                                                                       --------------      --------------

Total increase in net assets                                                                  73,598             314,832
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  478,261          $  404,663
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             109

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     230,051 shares (cost $1,941,673)         $ 1,670,172      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,670,172  Expenses:
                                            --------------
                                                               Administrative expense                                776
                                                               Mortality and expense risk                         40,077
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  40,853
                                                                                                           --------------

                                                           Net investment loss                                   (40,853)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (834,631)
                                                           Net unrealized depreciation on
                                                                investments                                     (257,567)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $ (1,133,051)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  327,089          $  485,785

Net decrease in net assets resulting from operations                                      (1,133,051)         (2,898,697)

Capital shares transactions
   Net premiums                                                                               86,910             137,794
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (39,852)            (16,116)
   Transfers of death benefits                                                               (11,799)                  -
   Transfers of other terminations                                                           (44,743)            (43,495)
   Interfund and net transfers to general account                                          2,485,618           2,661,818
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            2,476,134           2,740,001
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,343,083            (158,696)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,670,172          $  327,089
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,682 shares (cost $880,865)             $  931,565      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  931,565  Expenses:
                                            --------------
                                                               Administrative expense                                390
                                                               Mortality and expense risk                         14,977
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  15,367
                                                                                                           --------------

                                                           Net investment loss                                   (15,367)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     413,265
                                                           Net unrealized appreciation on
                                                                investments                                       39,879
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  437,777
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  241,258          $  225,087

Net increase in net assets resulting from operations                                         437,777             792,618

Capital shares transactions
   Net premiums                                                                               24,242               9,870
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (46,068)           (196,344)
   Transfers of death benefits                                                                  (231)                  -
   Transfers of other terminations                                                           (50,118)            (44,733)
   Interfund and net transfers to general account                                            324,705            (545,240)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   252,530            (776,447)
                                                                                       --------------      --------------

Total increase in net assets                                                                 690,307              16,171
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  931,565          $  241,258
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             111

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,223 shares (cost $283,362)             $  289,918      Dividend income                                  $    953
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     953
                                                                                                           --------------
Net assets                                     $  289,918  Expenses:
                                            --------------
                                                               Administrative expense                                103
                                                               Mortality and expense risk                          5,738
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,841
                                                                                                           --------------

                                                           Net investment loss                                    (4,888)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      20,844
                                                           Net unrealized appreciation on
                                                                investments                                        3,094
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  19,050
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  238,605           $  69,402

Net increase (decrease) in net assets resulting from operations                               19,050              (5,196)

Capital shares transactions
   Net premiums                                                                                8,791               4,994
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (92,915)                (70)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (15,582)             (5,658)
   Interfund and net transfers to general account                                            131,969             175,133
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               32,263             174,399
                                                                                       --------------      --------------

Total increase in net assets                                                                  51,313             169,203
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  289,918          $  238,605
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             112

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     552,110 shares (cost $15,897,425)        $20,767,055      Dividend income                                 $  58,876
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  58,876
                                                                                                           --------------
Net assets                                    $20,767,055  Expenses:
                                            --------------
                                                               Administrative expense                             12,147
                                                               Mortality and expense risk                        235,872
                                                               Contract maintenance charge                         1,894
                                                                                                           --------------

                                                                                                                 249,913
                                                                                                           --------------

                                                           Net investment loss                                  (191,037)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,076,087
                                                           Net unrealized appreciation on
                                                                investments                                    3,167,771
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 4,052,821
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $16,440,870         $ 9,533,690

Net increase in net assets resulting from operations                                       4,052,821           5,572,210

Capital shares transactions
   Net premiums                                                                            1,555,083           1,121,639
   Transfers of policy loans                                                                    (698)             (1,973)
   Transfers of surrenders                                                                (1,752,839)         (1,192,634)
   Transfers of death benefits                                                              (125,556)            (85,540)
   Transfers of other terminations                                                          (765,977)           (538,965)
   Interfund and net transfers to general account                                          1,363,351           2,032,443
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              273,364           1,334,970
                                                                                       --------------      --------------

Total increase in net assets                                                               4,326,185           6,907,180
                                                                                       --------------      --------------

Net assets at end of year                                                                $20,767,055         $16,440,870
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             113

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     310,238 shares (cost $3,777,560)         $ 4,386,760      Dividend income                                 $  36,706
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  36,706
                                                                                                           --------------
Net assets                                    $ 4,386,760  Expenses:
                                            --------------
                                                               Administrative expense                              1,916
                                                               Mortality and expense risk                         78,400
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  80,316
                                                                                                           --------------

                                                           Net investment loss                                   (43,610)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,582,434
                                                           Net unrealized depreciation on
                                                                investments                                     (316,767)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,222,057
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,612,330         $ 2,158,848

Net increase in net assets resulting from operations                                       1,222,057           5,276,451

Capital shares transactions
   Net premiums                                                                              430,359             531,599
   Transfers of policy loans                                                                  (2,881)                 (2)
   Transfers of surrenders                                                                  (345,473)           (193,330)
   Transfers of death benefits                                                              (113,795)            (56,012)
   Transfers of other terminations                                                          (219,079)           (171,743)
   Interfund and net transfers to general account                                         (5,196,758)          1,066,519
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (5,447,627)          1,177,031
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (4,225,570)          6,453,482
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,386,760         $ 8,612,330
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             114

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     123,800 shares (cost $1,445,559)         $ 1,489,311      Dividend income                                 $  57,236
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  57,236
                                                                                                           --------------
Net assets                                    $ 1,489,311  Expenses:
                                            --------------
                                                               Administrative expense                                653
                                                               Mortality and expense risk                         21,820
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  22,473
                                                                                                           --------------

                                                           Net investment income                                  34,763

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      24,817
                                                           Net unrealized appreciation on
                                                                investments                                       12,203
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  71,783
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,583,454          $  873,368

Net increase in net assets resulting from operations                                          71,783              33,472

Capital shares transactions
   Net premiums                                                                              321,273             120,644
   Transfers of policy loans                                                                 (27,732)                  -
   Transfers of surrenders                                                                   (82,635)            (77,036)
   Transfers of death benefits                                                               (32,973)             (6,278)
   Transfers of other terminations                                                          (142,941)            (94,521)
   Interfund and net transfers to general account                                           (200,918)            733,805
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (165,926)            676,614
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (94,143)            710,086
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,489,311         $ 1,583,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             115

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -         $ 1,435,883

Net increase in net assets resulting from operations                                               -             741,344

Capital shares transactions
   Net premiums                                                                                    -              67,291
   Transfers of policy loans                                                                       -                  82
   Transfers of surrenders                                                                         -            (119,305)
   Transfers of death benefits                                                                     -             (22,171)
   Transfers of other terminations                                                                 -             (41,140)
   Interfund and net transfers to general account                                                  -          (2,061,984)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -          (2,177,227)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -          (1,435,883)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             116

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                 $   1,497
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,497
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                 39
                                                               Mortality and expense risk                          1,223
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,262
                                                                                                           --------------

                                                           Net investment income                                     235

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      21,087
                                                           Net unrealized depreciation on
                                                                investments                                       (8,973)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  12,349
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  309,512          $  287,516

Net increase in net assets resulting from operations                                          12,349              89,748

Capital shares transactions
   Net premiums                                                                                5,778               6,269
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (2,941)             (3,882)
   Transfers of death benefits                                                                (2,824)            (42,001)
   Transfers of other terminations                                                            (1,300)            (16,791)
   Interfund and net transfers to general account                                           (320,574)            (11,347)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (321,861)            (67,752)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (309,512)             21,996
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -          $  309,512
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     3,417,195 shares (cost $37,910,754)       $37,862,526       Dividend income                               $ 1,036,775
                                                                 Capital gains distributions                     1,137,851
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                 2,174,626
                                                                                                             --------------
Net assets                                     $37,862,526   Expenses:
                                             --------------
                                                                 Administrative expense                             17,558
                                                                 Mortality and expense risk                        697,246
                                                                 Contract maintenance charge                         1,246
                                                                                                             --------------

                                                                                                                   716,050
                                                                                                             --------------

                                                             Net investment income                               1,458,576

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                   2,221,171
                                                             Net unrealized depreciation on
                                                                  investments                                     (916,198)
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 2,763,549
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $38,169,100         $34,987,198

Net increase in net assets resulting from operations                                         2,763,549           3,827,933

Capital shares transactions
   Net premiums                                                                              5,325,786           2,835,575
   Transfers of policy loans                                                                   (14,091)             (1,601)
   Transfers of surrenders                                                                  (2,906,110)         (3,665,969)
   Transfers of death benefits                                                                (552,956)           (256,093)
   Transfers of other terminations                                                          (1,880,115)         (2,128,721)
   Interfund and net transfers to general account                                           (3,042,637)          2,570,778
                                                                                         --------------      --------------

     Net decrease in net assets from capital share transactions                             (3,070,123)           (646,031)
                                                                                         --------------      --------------

Total (decrease) increase in net assets                                                       (306,574)          3,181,902
                                                                                         --------------      --------------

Net assets at end of year                                                                  $37,862,526         $38,169,100
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     744,104 shares (cost $7,705,399)         $ 7,768,442      Dividend income                                $  181,522
                                                               Capital gains distributions                        26,311
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 207,833
                                                                                                           --------------
Net assets                                    $ 7,768,442  Expenses:
                                            --------------
                                                               Administrative expense                              1,527
                                                               Mortality and expense risk                        274,563
                                                               Contract maintenance charge                            60
                                                                                                           --------------

                                                                                                                 276,150
                                                                                                           --------------

                                                           Net investment loss                                   (68,317)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      69,342
                                                           Net unrealized appreciation on
                                                                investments                                      391,090
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  392,115
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,158,287         $ 2,251,914

Net increase in net assets resulting from operations                                         392,115             278,441

Capital shares transactions
   Net premiums                                                                              340,875           5,277,290
   Transfers of policy loans                                                                      23                  21
   Transfers of surrenders                                                                  (272,046)           (164,117)
   Transfers of death benefits                                                               (51,450)             (2,962)
   Transfers of other terminations                                                          (396,728)           (113,795)
   Interfund and net transfers to general account                                         (4,402,634)          4,631,495
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (4,781,960)          9,627,932
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (4,389,845)          9,906,373
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,768,442         $12,158,287
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     2,310,749 shares (cost $17,539,066)       $17,908,306       Dividend income                               $ 1,236,850
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,236,850
                                                                                                             --------------
Net assets                                     $17,908,306   Expenses:
                                             --------------
                                                                 Administrative expense                              7,506
                                                                 Mortality and expense risk                        327,421
                                                                 Contract maintenance charge                           400
                                                                                                             --------------

                                                                                                                   335,327
                                                                                                             --------------

                                                             Net investment income                                 901,523

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                   1,240,407
                                                             Net unrealized depreciation on
                                                                  investments                                     (290,475)
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 1,851,455
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                            2010                 2009

Net assets at beginning of year                                                           $15,371,046          $ 5,456,913

Net increase in net assets resulting from operations                                        1,851,455            3,035,097

Capital shares transactions
   Net premiums                                                                               694,858              694,005
   Transfers of policy loans                                                                   (2,106)                (219)
   Transfers of surrenders                                                                   (892,088)            (312,150)
   Transfers of death benefits                                                                (80,260)             (65,399)
   Transfers of other terminations                                                           (604,567)            (321,384)
   Interfund and net transfers to general account                                           1,569,968            6,884,183
                                                                                        --------------       --------------

     Net increase in net assets from capital share transactions                               685,805            6,879,036
                                                                                        --------------       --------------

Total increase in net assets                                                                2,537,260            9,914,133
                                                                                        --------------       --------------

Net assets at end of year                                                                 $17,908,306          $15,371,046
                                                                                        --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             120

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     459,954 shares (cost $12,581,622)        $ 6,043,790      Dividend income                                $  110,255
                                                               Capital gains distributions                        57,577
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 167,832
                                                                                                           --------------
Net assets                                    $ 6,043,790  Expenses:
                                            --------------
                                                               Administrative expense                              4,876
                                                               Mortality and expense risk                        108,751
                                                               Contract maintenance charge                           608
                                                                                                           --------------

                                                                                                                 114,235
                                                                                                           --------------

                                                           Net investment income                                  53,597

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     103,613
                                                           Net unrealized appreciation on
                                                                investments                                      203,171
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  360,381
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,976,259         $ 3,985,026

Net increase in net assets resulting from operations                                         360,381             892,230

Capital shares transactions
   Net premiums                                                                              543,682             413,107
   Transfers of policy loans                                                                  (4,313)                 (2)
   Transfers of surrenders                                                                  (330,130)           (351,391)
   Transfers of death benefits                                                               (54,593)             (8,251)
   Transfers of other terminations                                                          (628,686)           (214,566)
   Interfund and net transfers to general account                                         (1,818,810)          3,260,106
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,292,850)          3,099,003
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,932,469)          3,991,233
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 6,043,790         $ 7,976,259
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             121

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     126,449 shares (cost $1,409,200)         $ 1,404,847      Dividend income                                 $  77,407
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  77,407
                                                                                                           --------------
Net assets                                    $ 1,404,847  Expenses:
                                            --------------
                                                               Administrative expense                                206
                                                               Mortality and expense risk                         31,998
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,204
                                                                                                           --------------

                                                           Net investment income                                  45,203

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      84,681
                                                           Net unrealized depreciation on
                                                                investments                                      (19,845)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  110,039
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  893,702          $  753,352

Net increase in net assets resulting from operations                                         110,039              36,710

Capital shares transactions
   Net premiums                                                                                1,627                 389
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (71,032)                 (9)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                          (342,210)            (11,935)
   Interfund and net transfers to general account                                            812,721             115,195
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              401,106             103,640
                                                                                       --------------      --------------

Total increase in net assets                                                                 511,145             140,350
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,404,847          $  893,702
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     364,405 shares (cost $3,808,434)         $ 4,161,507      Dividend income                                 $  20,000
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  20,000
                                                                                                           --------------
Net assets                                    $ 4,161,507  Expenses:
                                            --------------
                                                               Administrative expense                              1,715
                                                               Mortality and expense risk                         52,199
                                                               Contract maintenance charge                           110
                                                                                                           --------------

                                                                                                                  54,024
                                                                                                           --------------

                                                           Net investment loss                                   (34,024)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     347,437
                                                           Net unrealized appreciation on
                                                                investments                                      192,321
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  505,734
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,650,161         $ 2,251,894

Net increase in net assets resulting from operations                                         505,734             585,847

Capital shares transactions
   Net premiums                                                                              100,650             123,467
   Transfers of policy loans                                                                    (666)               (131)
   Transfers of surrenders                                                                  (230,970)           (158,430)
   Transfers of death benefits                                                               (51,222)            (49,283)
   Transfers of other terminations                                                          (100,068)            (72,322)
   Interfund and net transfers to general account                                          1,287,888             (30,881)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,005,612            (187,580)
                                                                                       --------------      --------------

Total increase in net assets                                                               1,511,346             398,267
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,161,507         $ 2,650,161
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             123

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,377 shares (cost $286,870)             $  290,585      Dividend income                                 $   2,223
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   2,223
                                                                                                           --------------
Net assets                                     $  290,585  Expenses:
                                            --------------
                                                               Administrative expense                                114
                                                               Mortality and expense risk                          4,409
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,523
                                                                                                           --------------

                                                           Net investment loss                                    (2,300)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (58,873)
                                                           Net unrealized appreciation on
                                                                investments                                       88,116
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  26,943
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  382,326          $  352,852

Net increase in net assets resulting from operations                                          26,943              76,829

Capital shares transactions
   Net premiums                                                                                9,871              61,534
   Transfers of policy loans                                                                  (1,912)                 75
   Transfers of surrenders                                                                  (102,559)             (1,720)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (13,026)            (16,754)
   Interfund and net transfers to general account                                            (11,058)            (90,490)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (118,684)            (47,355)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (91,741)             29,474
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  290,585          $  382,326
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             124

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     383,124 shares (cost $4,562,190)         $ 5,402,048      Dividend income                                 $  33,047
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  33,047
                                                                                                           --------------
Net assets                                    $ 5,402,048  Expenses:
                                            --------------
                                                               Administrative expense                              1,661
                                                               Mortality and expense risk                         65,858
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  67,519
                                                                                                           --------------

                                                           Net investment loss                                   (34,472)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     265,490
                                                           Net unrealized appreciation on
                                                                investments                                      822,700
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,053,718
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,038,668         $ 1,713,790

Net increase in net assets resulting from operations                                       1,053,718             642,392

Capital shares transactions
   Net premiums                                                                              806,168             674,137
   Transfers of policy loans                                                                    (532)                468
   Transfers of surrenders                                                                  (220,618)            (62,805)
   Transfers of death benefits                                                               (22,400)            (19,934)
   Transfers of other terminations                                                          (131,786)            (61,150)
   Interfund and net transfers to general account                                            878,830             151,770
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,309,662             682,486
                                                                                       --------------      --------------

Total increase in net assets                                                               2,363,380           1,324,878
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,402,048         $ 3,038,668
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     160,333 shares (cost $1,892,970)         $ 1,965,677      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,965,677  Expenses:
                                            --------------
                                                               Administrative expense                                302
                                                               Mortality and expense risk                          8,301
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,603
                                                                                                           --------------

                                                           Net investment loss                                    (8,603)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (59,690)
                                                           Net unrealized appreciation on
                                                                investments                                        4,500
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (63,793)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  487,815          $  108,804

Net (decrease) increase in net assets resulting from operations                              (63,793)            281,688

Capital shares transactions
   Net premiums                                                                               67,965              59,728
   Transfers of policy loans                                                                      (2)                  -
   Transfers of surrenders                                                                   (99,005)            (77,583)
   Transfers of death benefits                                                               (15,910)                  -
   Transfers of other terminations                                                           (70,651)            (93,643)
   Interfund and net transfers to general account                                          1,659,258             208,821
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,541,655              97,323
                                                                                       --------------      --------------

Total increase in net assets                                                               1,477,862             379,011
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,965,677          $  487,815
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             126

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     70,945 shares (cost $1,810,260)          $ 1,906,291      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,906,291  Expenses:
                                            --------------
                                                               Administrative expense                                590
                                                               Mortality and expense risk                         11,872
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,462
                                                                                                           --------------

                                                           Net investment loss                                   (12,462)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     211,830
                                                           Net unrealized appreciation on
                                                                investments                                       21,650
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  221,018
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  580,166         $ 1,362,686

Net increase in net assets resulting from operations                                         221,018             163,290

Capital shares transactions
   Net premiums                                                                               44,162               9,557
   Transfers of policy loans                                                                      (5)                 11
   Transfers of surrenders                                                                  (117,631)           (124,303)
   Transfers of death benefits                                                                (1,328)                  -
   Transfers of other terminations                                                           (71,098)           (105,220)
   Interfund and net transfers to general account                                          1,251,007            (725,855)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,105,107            (945,810)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,326,125            (782,520)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,906,291          $  580,166
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             127

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,538 shares (cost $324,362)             $  346,183      Dividend income                                  $    942
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     942
                                                                                                           --------------
Net assets                                     $  346,183  Expenses:
                                            --------------
                                                               Administrative expense                                111
                                                               Mortality and expense risk                          3,141
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   3,252
                                                                                                           --------------

                                                           Net investment loss                                    (2,310)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (2,334)
                                                           Net unrealized appreciation on
                                                                investments                                       14,290
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   9,646
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  126,506          $  746,416

Net increase in net assets resulting from operations                                           9,646              36,439

Capital shares transactions
   Net premiums                                                                                8,858              39,872
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,199)             (5,049)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,180)            (15,348)
   Interfund and net transfers to general account                                            217,552            (675,824)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   210,031            (656,349)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      219,677            (619,910)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  346,183          $  126,506
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             128

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                 $   1,177
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,177
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                 86
                                                               Mortality and expense risk                          4,334
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,420
                                                                                                           --------------

                                                           Net investment loss                                    (3,243)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     155,344
                                                           Net unrealized depreciation on
                                                                investments                                      (20,344)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,757
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  805,818          $  362,367

Net increase in net assets resulting from operations                                         131,757             107,134

Capital shares transactions
   Net premiums                                                                              108,457             258,715
   Transfers of policy loans                                                                      64                  12
   Transfers of surrenders                                                                   (18,576)            (10,330)
   Transfers of death benefits                                                                (3,213)                  -
   Transfers of other terminations                                                            (9,937)             (7,164)
   Interfund and net transfers to general account                                         (1,014,370)             95,084
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (937,575)            336,317
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (805,818)            443,451
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -          $  805,818
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             129

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust International Equity Flex II Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     4,776 shares (cost $28,166)                $  31,378       Dividend income                                   $    16
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                       16
                                                                                                            --------------
Net assets                                      $  31,378   Expenses:
                                            --------------
                                                                Administrative expense                                 17
                                                                Mortality and expense risk                            488
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                      505
                                                                                                            --------------

                                                            Net investment loss                                      (489)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (2,089)
                                                            Net unrealized appreciation on
                                                                 investments                                        4,535
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $   1,957
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                            $  18,030            $  42,398

Net increase in net assets resulting from operations                                           1,957                6,669

Capital shares transactions
   Net premiums                                                                                    -                   (1)
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                    (3,978)                   -
   Transfers of death benefits                                                                     -                    -
   Transfers of other terminations                                                              (628)                 (90)
   Interfund and net transfers to general account                                             15,997              (30,946)
                                                                                       --------------       --------------

     Net increase (decrease) in net assets from capital share transactions                    11,391              (31,037)
                                                                                       --------------       --------------

Total increase (decrease) in net assets                                                       13,348              (24,368)
                                                                                       --------------       --------------

Net assets at end of year                                                                  $  31,378            $  18,030
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             130

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust U.S. Equity Flex II Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     8,511 shares (cost $135,133)              $  121,281       Dividend income                                  $    161
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      161
                                                                                                            --------------
Net assets                                     $  121,281   Expenses:
                                            --------------
                                                                Administrative expense                                 11
                                                                Mortality and expense risk                          2,608
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                    2,619
                                                                                                            --------------

                                                            Net investment loss                                    (2,458)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (11,625)
                                                            Net unrealized appreciation on
                                                                 investments                                       26,005
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $  11,922
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                           $  119,844            $  74,494

Net increase in net assets resulting from operations                                          11,922               21,736

Capital shares transactions
   Net premiums                                                                                7,000                3,493
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                         -                    -
   Transfers of death benefits                                                               (21,399)                   -
   Transfers of other terminations                                                            (2,120)              (1,603)
   Interfund and net transfers to general account                                              6,034               21,724
                                                                                       --------------       --------------

     Net (decrease) increase in net assets from capital share transactions                   (10,485)              23,614
                                                                                       --------------       --------------

Total increase in net assets                                                                   1,437               45,350
                                                                                       --------------       --------------

Net assets at end of year                                                                 $  121,281           $  119,844
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             131

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     47,879 shares (cost $1,673,378)          $ 1,686,774      Dividend income                                 $   2,026
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   2,026
                                                                                                           --------------
Net assets                                    $ 1,686,774  Expenses:
                                            --------------
                                                               Administrative expense                                 43
                                                               Mortality and expense risk                          2,968
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   3,011
                                                                                                           --------------

                                                           Net investment loss                                      (985)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (3,223)
                                                           Net unrealized appreciation on
                                                                investments                                       12,999
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   8,791
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  105,247           $  73,646

Net increase in net assets resulting from operations                                           8,791               1,573

Capital shares transactions
   Net premiums                                                                                   76                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (5,424)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (6,376)               (943)
   Interfund and net transfers to general account                                          1,584,460              30,972
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,572,736              30,028
                                                                                       --------------      --------------

Total increase in net assets                                                               1,581,527              31,601
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,686,774          $  105,247
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             132

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,952 shares (cost $118,729)             $  122,768      Dividend income                                 $   1,304
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,304
                                                                                                           --------------
Net assets                                     $  122,768  Expenses:
                                            --------------
                                                               Administrative expense                                 21
                                                               Mortality and expense risk                          2,213
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,234
                                                                                                           --------------

                                                           Net investment loss                                      (930)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (5,671)
                                                           Net unrealized appreciation on
                                                                investments                                        6,911
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    310
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  98,657           $  89,666

Net increase in net assets resulting from operations                                             310               3,715

Capital shares transactions
   Net premiums                                                                                4,303               2,079
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,063)                  -
   Transfers of death benefits                                                               (20,882)                  -
   Transfers of other terminations                                                            (2,469)             (1,726)
   Interfund and net transfers to general account                                             43,912               4,923
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               23,801               5,276
                                                                                       --------------      --------------

Total increase in net assets                                                                  24,111               8,991
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  122,768           $  98,657
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             133

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $    92
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                      92
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                             34
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      34
                                                                                                           --------------

                                                           Net investment income                                      58

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         293
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    351
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -             $     -

Net increase in net assets resulting from operations                                             351                   -

Capital shares transactions
   Net premiums                                                                                    -                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                               (351)                  -
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                      (351)                  -
                                                                                       --------------      --------------

Total increase in net assets                                                                       -                   -
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             134

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -          $  658,616

Net increase (decrease) in net assets resulting from operations                                    -             (14,382)

Capital shares transactions
   Net premiums                                                                                    -               3,110
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (895)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -             (20,312)
   Interfund and net transfers to general account                                                  -            (626,137)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -            (644,234)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -            (658,616)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             135

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -          $  706,488

Net increase (decrease) in net assets resulting from operations                                    -             (71,588)

Capital shares transactions
   Net premiums                                                                                    -               4,170
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -              (6,833)
   Interfund and net transfers to general account                                                  -            (632,237)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -            (634,900)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -            (706,488)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             136

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     9,798 shares (cost $166,304)              $  161,172      Dividend income                                 $   7,805
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,805
                                                                                                           --------------
Net assets                                     $  161,172  Expenses:
                                            --------------
                                                               Administrative expense                                139
                                                               Mortality and expense risk                          6,352
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,491
                                                                                                           --------------

                                                           Net investment income                                   1,314

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      29,767
                                                           Net unrealized depreciation on
                                                                investments                                       (7,103)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  23,978
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  48,543         $ 1,094,039

Net increase in net assets resulting from operations                                          23,978              68,784

Capital shares transactions
   Net premiums                                                                                    -                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                  (8)
   Transfers of death benefits                                                                (9,419)            (45,768)
   Transfers of other terminations                                                            (6,551)             (4,240)
   Interfund and net transfers to general account                                            104,621          (1,064,263)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    88,651          (1,114,280)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      112,629          (1,045,496)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  161,172           $  48,543
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             137

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     17,941 shares (cost $297,499)             $  329,578      Dividend income                                  $    222
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     222
                                                                                                           --------------
Net assets                                     $  329,578  Expenses:
                                            --------------
                                                               Administrative expense                                110
                                                               Mortality and expense risk                          8,409
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,519
                                                                                                           --------------

                                                           Net investment loss                                    (8,297)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (7,824)
                                                           Net unrealized appreciation on
                                                                investments                                       19,079
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   2,958
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  195,824           $  79,445

Net increase in net assets resulting from operations                                           2,958              10,430

Capital shares transactions
   Net premiums                                                                                    1               4,500
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (2,278)             (1,053)
   Interfund and net transfers to general account                                            133,073             102,502
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              130,796             105,949
                                                                                       --------------      --------------

Total increase in net assets                                                                 133,754             116,379
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  329,578          $  195,824
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             138

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     42,045 shares (cost $337,125)             $  340,567      Dividend income                                 $   5,804
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,804
                                                                                                           --------------
Net assets                                     $  340,567  Expenses:
                                            --------------
                                                               Administrative expense                                 63
                                                               Mortality and expense risk                          5,530
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,593
                                                                                                           --------------

                                                           Net investment income                                     211

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       9,101
                                                           Net unrealized depreciation on
                                                                investments                                       (3,214)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   6,098
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  164,309           $  15,211

Net increase in net assets resulting from operations                                           6,098              18,386

Capital shares transactions
   Net premiums                                                                                  824               2,414
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (261)                  -
   Transfers of death benefits                                                               (14,771)                  -
   Transfers of other terminations                                                            (6,847)               (948)
   Interfund and net transfers to general account                                            191,215             129,246
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              170,160             130,712
                                                                                       --------------      --------------

Total increase in net assets                                                                 176,258             149,098
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  340,567          $  164,309
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             139

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     103,067 shares (cost $1,377,377)         $ 1,581,054      Dividend income                                 $   4,040
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,040
                                                                                                           --------------
Net assets                                    $ 1,581,054  Expenses:
                                            --------------
                                                               Administrative expense                                244
                                                               Mortality and expense risk                         28,754
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  28,998
                                                                                                           --------------

                                                           Net investment loss                                   (24,958)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      57,690
                                                           Net unrealized appreciation on
                                                                investments                                       61,620
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  94,352
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,354,465          $  174,359

Net increase in net assets resulting from operations                                          94,352             210,047

Capital shares transactions
   Net premiums                                                                               17,477              14,039
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,349)               (980)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (11,993)             (4,091)
   Interfund and net transfers to general account                                           (871,898)          1,961,091
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (867,763)          1,970,059
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (773,411)          2,180,106
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,581,054         $ 2,354,465
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             140

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,298 shares (cost $568,545)             $  688,148      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  688,148  Expenses:
                                            --------------
                                                               Administrative expense                                170
                                                               Mortality and expense risk                         13,397
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,567
                                                                                                           --------------

                                                           Net investment loss                                   (13,567)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      45,204
                                                           Net unrealized appreciation on
                                                                investments                                       94,930
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  126,567
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  268,742           $  54,675

Net increase in net assets resulting from operations                                         126,567              39,860

Capital shares transactions
   Net premiums                                                                                3,136              42,083
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,344)               (978)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (14,940)             (2,019)
   Interfund and net transfers to general account                                            310,987             135,121
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              292,839             174,207
                                                                                       --------------      --------------

Total increase in net assets                                                                 419,406             214,067
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  688,148          $  268,742
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             141

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     12,420 shares (cost $138,762)             $  157,983      Dividend income                                 $   1,311
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,311
                                                                                                           --------------
Net assets                                     $  157,983  Expenses:
                                            --------------
                                                               Administrative expense                                 28
                                                               Mortality and expense risk                          4,908
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,936
                                                                                                           --------------

                                                           Net investment loss                                    (3,625)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      46,133
                                                           Net unrealized appreciation on
                                                                investments                                       16,557
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  59,065
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  108,022           $   3,762

Net increase in net assets resulting from operations                                          59,065               2,922

Capital shares transactions
   Net premiums                                                                                3,150               1,080
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,136)               (785)
   Interfund and net transfers to general account                                             (7,118)            101,043
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                    (9,104)            101,338
                                                                                       --------------      --------------

Total increase in net assets                                                                  49,961             104,260
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  157,983          $  108,022
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             142

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     17,354 shares (cost $210,544)             $  222,824       Dividend income                                  $    870
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      870
                                                                                                            --------------
Net assets                                     $  222,824   Expenses:
                                            --------------
                                                                Administrative expense                                 28
                                                                Mortality and expense risk                          1,735
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                    1,763
                                                                                                            --------------

                                                            Net investment loss                                      (893)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (4,784)
                                                            Net unrealized appreciation on
                                                                 investments                                       19,811
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $  14,134
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                            $  16,730            $  19,894

Net increase in net assets resulting from operations                                          14,134                2,519

Capital shares transactions
   Net premiums                                                                                   84                   (2)
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                         -                    -
   Transfers of death benefits                                                                (8,436)                   -
   Transfers of other terminations                                                            (1,379)                (667)
   Interfund and net transfers to general account                                            201,691               (5,014)
                                                                                       --------------       --------------

     Net increase (decrease) in net assets from capital share transactions                   191,960               (5,683)
                                                                                       --------------       --------------

Total increase (decrease) in net assets                                                      206,094               (3,164)
                                                                                       --------------       --------------

Net assets at end of year                                                                 $  222,824            $  16,730
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             143

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     2,213,101 shares (cost $21,766,891)      $24,764,596       Dividend income                                   $     -
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $24,764,596   Expenses:
                                            --------------
                                                                Administrative expense                                899
                                                                Mortality and expense risk                        264,208
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                  265,107
                                                                                                            --------------

                                                            Net investment loss                                  (265,107)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                     110,548
                                                            Net unrealized appreciation on
                                                                 investments                                    3,287,672
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 3,133,113
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $14,988,870         $13,528,700

Net increase in net assets resulting from operations                                        3,133,113           2,414,940

Capital shares transactions
   Net premiums                                                                                 6,645                 159
   Transfers of policy loans                                                                        -                   -
   Transfers of surrenders                                                                    (98,974)                  -
   Transfers of death benefits                                                                      -            (835,020)
   Transfers of other terminations                                                           (548,831)           (126,685)
   Interfund and net transfers to general account                                           7,283,773               6,776
                                                                                        --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                  6,642,613            (954,770)
                                                                                        --------------      --------------

Total increase in net assets                                                                9,775,726           1,460,170
                                                                                        --------------      --------------

Net assets at end of year                                                                 $24,764,596         $14,988,870
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             144

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets
   Investment in Portfolio,                                 Investment income
     1,129,908 shares (cost $11,187,654)      $11,219,989       Dividend income                                   $     -
                                                                Capital gains distributions                           103
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      103
                                                                                                            --------------
Net assets                                    $11,219,989     Expenses
                                            --------------
                                                                Administrative expense                              6,917
                                                                Mortality and expense risk                        343,351
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                  350,268
                                                                                                            --------------

                                                            Net investment loss                                  (350,165)

                                                            Realized and unrealized gains
                                                             (losses) on investments
                                                            Net realized losses on investments                   (133,622)
                                                            Net unrealized appreciation on
                                                                 investments                                      178,700
                                                                                                            --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                        $ (305,087)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $17,095,601             $     -

Net decrease in net assets resulting from operations                                         (305,087)           (434,135)

Capital shares transactions
   Net premiums                                                                                45,625             317,169
   Transfers of policy loans                                                                        -                   -
   Transfers of surrenders                                                                   (654,078)           (578,552)
   Transfers of death benefits                                                                (70,182)             (1,574)
   Transfers of other terminations                                                           (325,016)           (171,043)
   Interfund and net transfers to general account                                          (4,566,874)         17,963,736
                                                                                        --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                 (5,570,525)         17,529,736
                                                                                        --------------      --------------

Total (decrease) increase in net assets                                                    (5,875,612)         17,095,601
                                                                                        --------------      --------------

Net assets at end of year                                                                 $11,219,989         $17,095,601
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             145

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of
        1940 as amended, is a segregated investment account of Midland National Life
        Insurance Company (the "Company") in accordance with the provisions of the
        Iowa Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company.  The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges.  The Separate Account is used to fund variable annuity contracts of the Company.  Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund
        II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"),
        American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance
        Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger Fund ("FAM"),
        Calvert Variable Series, Inc. ("CAM"), Invesco Variable Insurance Funds
        ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"),
        ProFunds VP ("PF"), Van Eck Variable Insurance Portfolio ("VEVIP"), Janus
        Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman
        Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors
        Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust
        ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion
        Insurance Trust ("Direxion"), the Invesco Van Kampen Variable Insurance Funds
        ("IVKVI"), the Morgan Stanley Universal Institutional Funds ("MSUIF"), and the
        Northern Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment
        Company Act of 1940, as directed by participants.

        The NLVT Adaptive Allocation Portfolio was introduced effective July 14,
        2009.  All other portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization Portfolio
        was closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex NASDAQ-100
        2x Strategy Fund, Rydex S&P 500 2x Strategy Fund, and Rydex Inverse Dow 2x
        Strategy Fund ceased to be available for new investment.  All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio.  However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Premier VIT.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the CS
        International Equity Flex II Portfolio and the CS Large Cap Value Portfolio
        was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the VE Worldwide Real Estate Fund was liquidated.
        The plan of liquidation and dissolution was approved by the Board of Trustees of Van Eck Worldwide Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund and
        Direxion Evolution VP All-Cap Equity Fund were liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Direxion
        Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        Premier VIT.  All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11,
        2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of the Janus Aspen Series.  All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity
        VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the
        Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck
        Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following.  The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core Portfolio.
        The RYDEX Sector Rotation Fund was also renamed the RYDEX US Long Short
        Momentum Fund and LAC International Portfolio was renamed the LAC
        International Opportunities Portfolio.  The VEVIP Worldwide Bond Fund was
        renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging Markets Fund
        was renamed the VEVIP Emerging Markets Fund, and the VEVIP Worldwide Hard
        Assets Fund was renamed the VEVIP Global Hard Assets Fund.  The CAM Social
        Equity Portfolio was renamed the CAM Equity Portfolio and the CAM Social Mid
        Cap Growth Portfolio was renamed the CAM Mid Cap Growth Portfolio.  The NLVT
        Chariot Absolute Return Currency Portfolio was renamed the NLVT Chariot
        Absolute Return All Opportunities Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds were renamed the Morgan Stanley Universal Institutional Funds and the Van Kampen
        Life Investment Trust was renamed the Invesco Van Kampen Variable Insurance
        Fund.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the
        Goldman Large Cap Value Fund.

        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).
        Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the Separate
        Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2010, the Company's investments were classified as follows:

                            Quoted prices        Significant
                              in active             other          Significant
                             markets for          observable      unobservable
                           identical assets         inputs           inputs
                              (Level 1)           (Level 2)         (Level 3)           Total

       Assets
       Mutual funds           $518,873,332        $      -           $      -        $518,873,332

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended December 31, 2010.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the
        Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
        Actual results could differ from those estimates.

        Subsequent Events
        Effective March 31, 2011, the Morgan Stanley Mid Cap Growth Portfolio was
        closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund will be renamed the INV
        Dividend Growth Fund.

2.      Expenses

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o   A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate
            Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o   A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o   A transfer charge is imposed on each transfer between portfolios of the
            Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2010 and 2009 were as follows:

                                                                  2010                                2009
                                                    ----------------------------------  ---------------------------------
Portfolio                                              Purchases           Sales           Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                              $ 56,863,304      $ 54,894,976      $ 38,634,544     $ 49,481,198
   High Income Portfolio                                 61,412,223        56,809,201        34,337,451       23,252,911
   Equity-Income Portfolio                                3,451,215         3,579,554         6,948,835        6,667,052
   Growth Portfolio                                         537,308         1,995,178           713,553        1,438,691
   Overseas Portfolio                                     7,408,199         8,221,297         3,979,012        2,782,587
   Mid Cap Portfolio                                      7,186,689         6,989,603         1,086,819        2,096,168
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                                  150,924           815,307           306,683          367,371
   Investment Grade Bond Portfolio                       13,532,694        13,814,408         5,346,140        4,142,174
   Index 500 Portfolio                                    4,079,747         6,503,697         5,594,718        6,212,451
   Contrafund Portfolio                                   2,638,961         5,524,742         2,758,203        5,925,631
   Asset Manager: Growth Portfolio                           58,126           437,447           289,738          245,967
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                       932,770           732,892           544,366          828,588
   Growth & Income Portfolio                                159,843           751,789           225,561          572,805
   Growth Opportunities Portfolio                         2,474,734           993,857           325,010          326,850
   Value Strategies Portfolio                             6,293,428         5,179,294         3,685,547        2,625,581
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                            382,119           384,936           483,935          777,230
   Capital Appreciation Fund                              7,676,539         6,924,804           695,640        1,015,278
   International Fund                                     4,705,685         7,188,456         2,048,210        3,745,837
   Value Fund                                             1,947,730         4,133,201         2,032,675        2,866,225
   Income & Growth Fund                                     325,064           243,838           247,099          820,848
   Inflation Protection Fund                              3,699,110         2,665,986         3,804,836        4,354,332
   Large Company Value Fund                                 185,778           103,270           135,185          161,484
   Mid Cap Value Fund                                       543,811           544,990         1,396,057        1,412,720
   Ultra Fund                                             1,112,642         4,246,859         4,178,205          265,972
MFS Variable Insurance Trust
   Research Series                                           25,083           130,337            49,722          165,922
   Growth Series                                            206,190           548,673           300,774          440,609
   Investors Trust Series                                    93,052           200,275           108,774          222,830
   New Discovery Series                                   8,769,144         7,748,336         2,224,023        3,321,882
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                              1,348,442         2,381,117         1,170,887        2,159,525
   Mid-Cap Value Portfolio                                  785,933         3,618,044         1,163,682        3,453,316
   International Opportunities Portfolio                  3,475,961         5,333,674         3,291,538        3,351,489
Alger Fund
   LargeCap Growth Portfolio                              2,531,380         4,782,527         2,267,397        2,170,779
   MidCap Growth Portfolio                                3,424,057         3,958,184         1,737,566        1,386,931
   Capital Appreciation Portfolio                         1,992,356         2,920,870           758,380        1,963,734
   SmallCap Growth Portfolio                                 39,021           494,353            74,730          328,213
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                               6,096,377         3,510,225            79,724           80,508
   Equity Portfolio                                         157,401           184,790           253,372          124,280
Invesco Variable Insurance Funds
   Technology Fund                                        1,171,039         1,212,225           932,997          687,777
   Utilities Fund                                           316,485           306,927           428,992          856,863
   Financial Services Fund                                  507,874           834,948           766,812        2,324,160
   Global Health Care Fund                                  814,720         1,106,118         1,067,497          615,772
   Basic Value Fund                                         119,273           151,703           197,623           54,961
   Global Real Estate Fund                                  805,091           738,017           526,855          193,843
   International Growth Fund                                396,389           551,045           654,594          382,551
   Mid Cap Core Equity Fund                                 325,507           380,438           192,580          144,979
J.P. Morgan Series Trust II
   Core Bond Portfolio                                    1,648,927         1,998,028         2,573,876        2,844,963
   Small Cap Core Portfolio                               3,828,040           840,917           398,738          310,378
Rydex Variable Trust
   Nova Fund                                                661,582           556,475            73,238          326,535
   NASDAQ-100 Fund                                        2,128,727         2,136,181         1,477,814        1,504,391
   U.S. Government Money Market Fund                     11,317,127        10,625,721         1,632,406        3,136,734
   Inverse S&P 500 Strategy Fund                          4,826,495         4,403,299         2,694,205        2,688,188
   Inverse NASDAQ-100 Strategy Fund                       4,147,420         4,012,048           694,945        2,494,719
   Inverse Government Long Bond Strategy Fund             1,169,953           239,478         1,203,294        1,098,251
   US Long Short Momentum Fund                              148,725           295,945           454,617        2,308,274
   Government Long Bond 1.2x Strategy                    17,162,870        16,661,725           444,151        1,470,380
   Dow 2x Strategy Fund                                           -                 -               571              547
   NASDAQ-100 2x Strategy Fund                                5,724             5,760             1,917            1,906
   S&P 500 2x Strategy Fund                                       -               532             7,204            7,288
   Inverse Dow 2x Strategy Fund                              11,035            11,094             3,088            3,162
ProFunds VP
   Access VP High Yield Fund                              5,107,143         5,476,583         4,728,909        4,056,809
   Asia 30                                               18,567,837        20,580,681        28,199,039       27,352,686
   Banks                                                  5,122,317         5,046,587         4,118,499        4,127,691
   Basic Materials                                        7,479,557         8,189,231        11,764,634       10,497,453
   Bear                                                 100,122,808       100,173,772        34,427,505       33,691,251
   Biotechnology                                          2,211,474         2,272,394         2,073,853        1,991,383
   Bull                                                 134,292,710       136,823,098        26,883,722       23,063,794
   Consumer Goods                                         4,899,866         3,124,035           658,523          602,056
   Consumer Services                                      2,604,045         1,791,606           609,857          464,191
   Dow 30                                                 1,343,497         1,292,865           384,475          316,853
   Emerging Markets                                      17,074,545        19,523,607        26,022,836       23,703,039
   Europe 30                                              4,092,887         4,343,572         2,966,738        2,592,751
   Falling U.S. Dollar                                    2,225,663         2,214,091           186,612          378,330
   Financials                                             3,527,152         3,778,232         2,079,304        2,387,261
   Health Care                                            1,911,211         1,454,395         1,897,446        2,177,343
   Industrials                                            4,259,654         3,837,753         1,530,499        1,398,013
   International                                            541,582           370,621           964,735          963,248
   Internet                                               1,103,252           820,627           864,317          721,490
   Japan                                                  3,216,646         2,852,693         7,003,749        7,089,609
   Large-Cap Growth                                       1,816,866         1,091,077         1,171,520        1,297,867
   Large-Cap Value                                        6,934,928         5,542,797           377,690          524,758
   Mid-Cap                                                3,849,746         4,272,370         4,709,569        3,844,988
   Mid-Cap Growth                                         4,707,399         3,933,525         1,609,064        1,057,859
   Mid-Cap Value                                          3,754,316         3,660,320         1,055,458          977,967
   Money Market                                         360,798,952       365,478,819       538,781,947      544,761,537
   Oil & Gas                                             10,453,891         9,776,892        11,202,023        9,922,961
   NASDAQ-100                                            58,445,632        57,790,709        21,323,825       18,348,549
   Pharmaceuticals                                        1,319,706         1,220,453         1,105,671        1,053,111
   Precious Metals                                       13,139,141        12,188,745         9,195,408        7,322,217
   Real Estate                                            8,180,317         7,921,765         5,179,120        4,501,582
   Rising Rates Opportunity                              21,240,052        18,079,223         4,570,993        3,251,554
   Semiconductor                                            389,727         2,126,061         3,242,668        1,504,009
   Short Dow 30                                           2,917,334         2,900,894         1,716,093        1,454,246
   Short Emerging Markets                                16,282,728        15,494,099         6,097,692        5,941,870
   Short International                                    2,004,340         2,059,450           741,845          573,934
   Short Mid-Cap                                          4,084,204         4,262,840        15,214,313       14,259,527
   Short NASDAQ-100                                      63,002,966        63,399,543        36,159,036       34,656,886
   Short Small-Cap                                       19,399,104        20,381,212       145,469,809      142,621,407
   Small-Cap                                             23,229,601        23,816,609       127,485,734      125,608,022
   Small-Cap Growth                                       5,079,906         4,596,759         2,490,809        2,011,444
   Small-Cap Value                                        3,206,440         2,960,513         1,866,672        1,930,440
   Technology                                             1,608,208         2,899,480         1,903,840        1,352,857
   Telecommunications                                     2,046,177         3,557,500         5,105,037        3,532,481
   U.S. Government Plus                                  21,909,841        21,554,112         3,345,298        3,170,683
   UltraBull                                            186,960,563       190,441,379       125,186,114      120,226,412
   UltraMid-Cap                                          14,290,648        14,265,739         8,009,072        7,903,693
   UltraNASDAQ-100                                       17,631,339        20,517,215        20,290,408       20,743,317
   UltraShort Dow 30                                    133,236,754       132,999,825        76,345,402       74,908,003
   UltraShort NASDAQ-100                                 24,855,694        22,420,412       168,825,485      166,133,280
   UltraSmall-Cap                                        15,785,956        15,548,793       120,560,221      121,369,061
   Utilities                                              2,079,552         2,052,176         1,618,898        1,441,718
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                               11,056,120        10,973,793         8,370,620        7,139,016
   Emerging Markets Fund                                  7,166,720        12,657,958        15,850,306       14,623,609
   Global Bond Fund                                         863,291           994,453         1,358,013          668,263
   Worldwide Real Estate Fund                                     -                 -         1,380,815        3,580,235
Janus Aspen Series
   Growth and Income Portfolio                               15,486           337,096           177,359          247,446
PIMCO Variable Insurance Trust
   Total Return Portfolio                                48,505,547        50,117,096        24,018,835       22,298,061
   Low Duration Portfolio                                17,851,956        22,702,233        14,801,595        4,667,434
   High Yield Portfolio                                  38,996,008        37,408,680        22,645,246       15,140,406
   Real Return Portfolio                                 13,434,080        15,673,331        12,784,356        9,310,924
   All Asset Portfolio                                    4,631,469         4,185,159         1,718,750        1,609,901
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                       9,282,682         8,311,092         1,752,218        1,949,623
   Large Cap Value Fund                                      37,862           158,846           179,341          226,045
   Mid Cap Value Fund                                     6,010,443         4,735,253         1,323,607          625,918
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                              3,180,425         1,647,373         3,872,771        3,786,113
   Mid-Cap Growth Portfolio                               4,856,206         3,763,562           166,521        1,123,870
   Regency Portfolio                                      1,125,402           917,680         2,859,407        3,479,072
Premier VIT
   NACM Small Cap Portfolio                                 142,429         1,083,246           512,372          183,704
   OpCap Renaissance Portfolio                                    -                 -                 -                -
Credit Suisse Trust
   International Equity Flex II Portfolio                    16,297             5,396            17,506           48,864
   U.S. Equity Flex II Portfolio                             19,794            32,736            50,475           22,979
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                 1,719,183           147,434             94132            61483
   International Value Portfolio                             87,674            64,802           421,416          416,331
   Socially Responsible Growth Fund                          15,036            15,329                 -                -
Direxion Insurance Trust
   Managed Bond Fund                                              -                 -           271,509          757,707
   All-Cap Equity Fund                                            -                 -            90,664          737,457
   HY Bond Fund                                           3,500,891         3,410,925         6,014,065        7,130,070
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                              639,324           516,824           191,062           84,349
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                          340,981           170,611           369,531          231,775
   Emerging Markets Equity Portfolio                      1,660,453         2,553,175         2,628,581          672,630
   Mid Cap Growth Portfolio                                 705,634           426,361           273,941          102,620
   U.S. Mid Cap Value Portfolio                             868,824           881,553           131,325           30,622
   U.S. Real Estate Portfolio                               340,259           149,193             8,404           14,048
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                          8,806,362         2,428,856         1,001,989        2,131,301
   Chariot Absolute Return All Opportunities Portfolio    5,628,238        11,548,927        33,098,257       15,787,334
                                                    ----------------  ----------------  ---------------- ----------------
                                                     $1,834,066,993    $1,857,756,333    $1,937,463,580   $1,879,685,292
                                                    ----------------  ----------------  ---------------- ----------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2010 and 2009 were as follows:

                                                                         2010                                  2009
                                                      ------------------------------------  -------------------------------------
                                                                              Net Increase/                          Net Increase/
Portfolio                                             Purchases     Sales     (Decrease)    Purchases      Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                              5,240,002   5,006,661      233,341    3,404,534    4,283,337     (878,803)
   High Income Portfolio                               3,676,255   3,530,960      145,295    2,522,683    1,801,862      720,821
   Equity-Income Portfolio                               307,113     278,152       28,961      735,496      669,090       66,406
   Growth Portfolio                                       40,162     119,616      (79,454)      52,440      110,341      (57,901)
   Overseas Portfolio                                    552,800     600,051      (47,251)     286,450      206,625       79,825
   Mid Cap Portfolio                                     386,127     351,473       34,654       74,308      146,633      (72,325)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                                 9,474      48,418      (38,944)      21,985       21,830          155
   Investment Grade Bond Portfolio                       988,929     999,117      (10,188)     355,285      295,099       60,186
   Index 500 Portfolio                                   322,828     535,105     (212,277)     563,059      629,573      (66,514)
   Contrafund Portfolio                                  161,905     298,570     (136,665)     194,800      436,624     (241,824)
   Asset Manager: Growth Portfolio                         4,038      35,602      (31,564)      30,104       19,332       10,772
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                     70,232      52,023       18,209       45,995       79,393      (33,398)
   Growth & Income Portfolio                              16,526      61,499      (44,973)      18,385       47,055      (28,670)
   Growth Opportunities Portfolio                        232,521     102,500      130,021       41,057       41,940         (883)
   Value Strategies Portfolio                            576,560     500,452       76,108      417,772      290,734      127,038
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                          28,054      26,616        1,438       32,621       70,776      (38,155)
   Capital Appreciation Fund                             477,017     396,753       80,264       46,072       67,011      (20,939)
   International Fund                                    365,305     546,260     (180,955)     183,806      348,515     (164,709)
   Value Fund                                            142,619     316,604     (173,985)     141,460      250,629     (109,169)
   Income & Growth Fund                                   34,590      22,401       12,189       24,539      105,450      (80,911)
   Inflation Protection Fund                             311,163     223,278       87,885      341,831      402,495      (60,664)
   Large Company Value Fund                               21,905      11,415       10,490       16,203       23,492       (7,289)
   Mid Cap Value Fund                                     45,362      45,623         (261)     137,749      136,245        1,504
   Ultra Fund                                            138,825     479,790     (340,965)     497,267       41,421      455,846
MFS Variable Insurance Trust
   Research Series                                         2,611      10,687       (8,076)       4,290       17,561      (13,271)
   Growth Series                                          18,787      46,122      (27,335)      29,322       41,806      (12,484)
   Investors Trust Series                                  8,568      18,060       (9,492)      11,719       25,594      (13,875)
   New Discovery Series                                  699,590     626,149       73,441      151,186      364,951     (213,765)
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                             121,438     205,883      (84,445)     132,225      221,645      (89,420)
   Mid-Cap Value Portfolio                                63,569     269,329     (205,760)     100,144      294,377     (194,233)
   International Opportunities Portfolio                 219,992     344,065     (124,073)     270,998      294,306      (23,308)
Alger Fund
   LargeCap Growth Portfolio                             260,571     517,423     (256,852)     294,934      270,692       24,242
   MidCap Growth Portfolio                               323,976     393,374      (69,398)     210,784      162,480       48,304
   Capital Appreciation Portfolio                        158,044     277,965     (119,921)      88,465      216,917     (128,452)
   SmallCap Growth Portfolio                               4,638      48,368      (43,730)       8,267       35,671      (27,404)
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                              546,942     327,376      219,566        8,986        9,187         (201)
   Equity Portfolio                                       14,801      17,339       (2,538)      22,910       12,767       10,143
Invesco Variable Insurance Funds
   Technology Fund                                       115,413     119,354       (3,941)     108,668       91,244       17,424
   Utilities Fund                                         20,196      20,809         (613)      30,566       66,733      (36,167)
   Financial Services Fund                                96,030     148,468      (52,438)     194,839      524,915     (330,076)
   Global Health Care Fund                                71,372      95,025      (23,653)     101,341       61,845       39,496
   Basic Value Fund                                       16,685      21,087       (4,402)      30,396        8,053       22,343
   Global Real Estate Fund                                92,263      86,486        5,777       69,268       26,583       42,685
   International Growth Fund                              42,232      59,562      (17,330)      78,162       48,322       29,840
   Mid Cap Core Equity Fund                               33,286      37,806       (4,520)      23,076       19,002        4,074
J.P. Morgan Series Trust II
   Core Bond Portfolio                                   143,470     193,781      (50,311)     240,679      299,987      (59,308)
   Small Cap Core Portfolio                              315,360      74,777      240,583       44,258       36,589        7,669
Rydex Variable Trust
   Nova Fund                                              84,416      69,513       14,903       13,242       49,352      (36,110)
   NASDAQ-100 Fund                                       161,531     158,371        3,160      142,300      143,039         (739)
   U.S. Government Money Market Fund                   1,134,613   1,061,833       72,780      161,208      311,549     (150,341)
   Inverse S&P 500 Strategy Fund                         749,205     688,779       60,426      287,317      296,656       (9,339)
   Inverse NASDAQ-100 Strategy Fund                    1,026,905   1,032,930       (6,025)     113,379      387,008     (273,629)
   Inverse Government Long Bond Strategy Fund            203,101      38,512      164,589      181,889      162,991       18,898
   US Long Short Momentum Fund                            12,795      23,271      (10,476)      46,657      234,393     (187,736)
   Government Long Bond 1.2x Strategy                  1,559,777   1,544,881       14,896       34,254      118,207      (83,953)
   Dow 2x Strategy Fund                                        -           -            -           21           21            -
   NASDAQ-100 2x Strategy Fund                               819         819            -          295          297           (2)
   S&P 500 2x Strategy Fund                                    1          68          (67)       2,678        2,678            -
   Inverse Dow 2x Strategy Fund                            1,782       1,782            -          444          447           (3)
ProFunds VP
   Access VP High Yield Fund                             414,975     483,915      (68,940)     486,175      444,106       42,069
   Asia 30                                             1,475,682   1,664,829     (189,147)   2,890,561    2,914,540      (23,979)
   Banks                                               1,303,107   1,231,821       71,286    1,192,731    1,193,054         (323)
   Basic Materials                                       740,937     835,212      (94,275)   1,514,860    1,387,569      127,291
   Bear                                               12,568,362  12,639,765      (71,403)   3,064,677    3,061,401        3,276
   Biotechnology                                         218,924     221,592       (2,668)     209,406      202,394        7,012
   Bull                                               16,970,388  17,250,917     (280,529)   3,671,665    3,171,887      499,778
   Consumer Goods                                        473,654     301,135      172,519       70,024       63,684        6,340
   Consumer Services                                     290,771     197,237       93,534       76,513       58,909       17,604
   Dow 30                                                146,903     141,813        5,090       47,742       40,548        7,194
   Emerging Markets                                    2,287,707   2,597,078     (309,371)   4,052,184    3,767,772      284,412
   Europe 30                                             534,327     567,041      (32,714)     404,373      355,236       49,137
   Falling U.S. Dollar                                   264,817     262,754        2,063       19,415       41,440      (22,025)
   Financials                                            706,731     762,231      (55,500)     466,721      528,515      (61,794)
   Health Care                                           208,674     155,088       53,586      221,244      249,585      (28,341)
   Industrials                                           502,027     454,796       47,231      218,311      202,419       15,892
   International                                          83,330      56,536       26,794      147,466      147,174          292
   Internet                                               94,479      75,193       19,286       96,627       81,712       14,915
   Japan                                                 580,424     534,327       46,097    1,296,684    1,326,514      (29,830)
   Large-Cap Growth                                      208,263     129,877       78,386      150,539      169,390      (18,851)
   Large-Cap Value                                       893,019     716,813      176,206       55,452       83,855      (28,403)
   Mid-Cap                                               443,402     519,560      (76,158)     732,834      623,272      109,562
   Mid-Cap Growth                                        511,059     441,772       69,287      202,941      135,750       67,191
   Mid-Cap Value                                         458,702     433,686       25,016      146,796      137,549        9,247
   Money Market                                       37,803,232  38,214,951     (411,719)  54,386,451   54,900,012     (513,561)
   Oil & Gas                                           1,109,385   1,063,438       45,947    1,245,728    1,151,632       94,096
   NASDAQ-100                                          5,808,000   5,790,686       17,314    2,441,698    2,100,128      341,570
   Pharmaceuticals                                       136,196     126,315        9,881      117,414      111,157        6,257
   Precious Metals                                     1,326,265   1,229,871       96,394    1,068,788      863,203      205,585
   Real Estate                                         1,092,766   1,089,201        3,565      867,001      771,252       95,749
   Rising Rates Opportunity                            3,804,507   3,246,511      557,996      708,170      501,933      206,237
   Semiconductor                                          50,330     286,258     (235,928)     491,784      250,583      241,201
   Short Dow 30                                          427,770     425,526        2,244      140,049      141,429       (1,380)
   Short Emerging Markets                              2,848,946   2,710,257      138,689      581,295      576,979        4,316
   Short International                                   202,673     210,393       (7,720)      58,239       38,972       19,267
   Short Mid-Cap                                         572,076     640,555      (68,479)   1,359,569    1,340,099       19,470
   Short NASDAQ-100                                    9,775,667   9,861,229      (85,562)   4,060,675    4,033,303       27,372
   Short Small-Cap                                     2,784,311   2,960,530     (176,219)  15,190,062   15,061,537      128,525
   Small-Cap                                           2,986,887   3,086,760      (99,873)  20,271,477   20,111,277      160,200
   Small-Cap Growth                                      589,238     558,497       30,741      369,100      300,790       68,310
   Small-Cap Value                                       397,198     370,846       26,352      294,470      306,130      (11,660)
   Technology                                            165,856     309,024     (143,168)     230,072      169,167       60,905
   Telecommunications                                    241,697     436,096     (194,399)     639,294      453,879      185,415
   U.S. Government Plus                                1,719,629   1,691,697       27,932      256,467      254,291        2,176
   UltraBull                                          37,479,930  38,052,087     (572,157)  29,405,102   28,345,166    1,059,936
   UltraMid-Cap                                        2,365,780   2,337,454       28,326    2,002,660    1,968,507       34,153
   UltraNASDAQ-100                                     2,487,952   2,846,590     (358,638)   4,090,931    4,193,403     (102,472)
   UltraShort Dow 30                                  22,542,878  22,494,454       48,424    7,960,632    7,910,185       50,447
   UltraShort NASDAQ-100                               5,516,801   5,090,608      426,193   17,905,471   17,879,793       25,678
   UltraSmall-Cap                                      3,500,938   3,396,002      104,936   43,911,028   43,928,279      (17,251)
   Utilities                                             214,933     210,164        4,769      175,280      158,676       16,604
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                               434,350     406,624       27,726      357,109      296,495       60,614
   Emerging Markets Fund                                 272,277     471,417     (199,140)     920,328      766,304      154,024
   Global Bond Fund                                       53,000      64,942      (11,942)      88,990       46,128       42,862
   Worldwide Real Estate Fund                                  -           -            -       81,678      280,680     (199,002)
Janus Aspen Series
   Growth and Income Portfolio                             1,062      24,571      (23,509)      19,845       26,409       (6,564)
PIMCO Variable Insurance Trust
   Total Return Portfolio                              3,478,982   3,689,396     (210,414)   1,711,097    1,782,480      (71,383)
   Low Duration Portfolio                              1,495,076   1,901,425     (406,349)   1,268,696      423,274      845,422
   High Yield Portfolio                                3,027,733   2,957,201       70,532    2,140,496    1,475,386      665,110
   Real Return Portfolio                               1,033,347   1,213,055     (179,708)   1,027,644      767,349      260,295
   All Asset Portfolio                                   385,502     349,849       35,653      175,508      172,260        3,248
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                    1,082,859     999,694       83,165      256,882      281,275      (24,393)
   Large Cap Value Fund                                    3,723      16,062      (12,339)      23,232       26,469       (3,237)
   Mid Cap Value Fund                                    538,724     413,699      125,025      146,389       71,400       74,989
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                             382,792     227,396      155,396      605,098      558,691       46,407
   Mid-Cap Growth Portfolio                              396,281     312,286       83,995       18,520      124,147     (105,627)
   Regency Portfolio                                     110,691      91,948       18,743      342,231      441,950      (99,719)
Premier VIT
   NACM Small Cap Portfolio                               17,345     119,265     (101,920)      76,027       26,381       49,646
   OpCap Renaissance Portfolio                                 -           -            -            -            -            -
Credit Suisse Trust
   International Equity Flex II Portfolio                  2,512         847        1,665        3,741        9,680       (5,939)
   U.S. Equity Flex II Portfolio                           2,238       3,475       (1,237)       6,227        3,261        2,966
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                161,657      15,387      146,270       10,167        8,116        2,051
   International Value Portfolio                          10,702       7,925        2,777       51,269       53,112       (1,843)
   Socially Responsible Growth Fund                        1,573       1,573            -            -            -            -
Direxion Insurance Trust
   Managed Bond Fund                                           -           -            -       10,279       76,800      (66,521)
   All-Cap Equity Fund                                         -           -            -       13,624      115,262     (101,638)
   HY Bond Fund                                          384,979     372,865       12,114      721,679      844,226     (122,547)
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                            73,530      61,406       12,124       24,309       12,656       11,653
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                        27,105      13,834       13,271       32,487       20,053       12,434
   Emerging Markets Equity Portfolio                     148,132     243,122      (94,990)     272,486       75,660      196,826
   Mid Cap Growth Portfolio                               68,135      40,029       28,106       32,182       12,217       19,965
   U.S. Mid Cap Value Portfolio                           94,757      91,863        2,894       15,523        3,658       11,865
   U.S. Real Estate Portfolio                             37,170      16,370       20,800        1,484        2,595       (1,111)
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                         957,976     228,330      729,646      136,514      259,972     (123,458)
   Chariot Absolute Return All Opportunities Portfolio   595,966   1,173,303     (577,337)   3,330,527    1,579,038    1,751,489
                                                      ----------- ----------- ------------  -----------  ----------- ------------
                                                      228,087,772 230,109,140  (2,021,368)  259,012,184  254,236,788   4,775,396
                                                      ----------- ----------- ------------  -----------  ----------- ------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the
        Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the
        Company as contract owners may not have selected all available and applicable contract options.

                                                      December 31                           Year Ended December 31
                                       -----------------------------------------  -------------------------------------------------
                                                   Unit Fair Value                Investment  Expense Ratio       Total Return
                                                     Lowest to                      Income      Lowest to          Lowest to
                                         Units        Highest       Net Assets      Ratio*      Highest**          Highest***
                                       ----------- --------------- -------------  ----------- --------------- ---------------------

Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2010                            1,918,722  9.58 to 14.60    $21,577,234        0.27%  0.95% to 1.55%    -2.83% to -0.77%
        2009                            1,685,381  9.83 to 14.78    $19,608,907        0.78%  0.95% to 1.55%    -2.30% to -0.23%
        2008                            2,564,184  10.03 to 14.89   $30,455,561        3.31%  0.95% to 1.55%    -0.08% to 2.04%
        2007                            2,043,530  10.01 to 14.66   $23,737,231        5.74%  0.95% to 1.55%     2.34% to 4.21%
        2006                            1,249,223  9.78 to 14.13    $14,116,225        5.12%  0.95% to 1.55%     1.98% to 3.89%

    High Income Portfolio
        2010                            1,660,641  12.13 to 18.89   $29,229,531        8.03%  0.95% to 1.55%    10.54% to 12.60%
        2009                            1,515,346  10.97 to 16.83   $24,085,137       10.39%  0.95% to 1.55%    39.51% to 42.11%
        2008                              794,525  7.85 to 11.86     $8,923,331        6.01%  0.95% to 1.55%   -27.22% to -25.85%
        2007                              453,857  10.77 to 16.03    $6,821,157        6.36%  0.95% to 1.55%    -0.30% to 1.57%
        2006                              743,506  10.79 to 15.82   $11,094,651        8.79%  0.95% to 1.55%     7.97% to 9.93%

    Equity-Income Portfolio
        2010                              910,870  9.00 to 27.76    $14,115,630        1.67%  0.95% to 1.55%    11.25% to 13.83%
        2009                              881,909  8.09 to 24.45    $12,618,276        2.15%  0.95% to 1.55%    25.73% to 28.66%
        2008                              815,503  6.43 to 19.04     $9,566,380        2.23%  0.95% to 1.55%   -44.84% to -43.55%
        2007                              925,020  11.61 to 33.78   $20,839,681        1.82%  0.95% to 1.55%    -1.94% to 0.34%
        2006                              845,708  11.84 to 33.64   $21,533,997        3.18%  0.95% to 1.55%    16.10% to 18.78%

    Growth Portfolio
        2010                              367,666  9.37 to 24.80     $8,060,444        0.23%  0.95% to 1.55%    20.93% to 22.69%
        2009                              447,386  7.59 to 20.25     $7,956,046        0.40%  0.95% to 1.55%    24.62% to 26.76%
        2008                              505,288  6.09 to 16.01     $6,988,256        0.66%  0.95% to 1.55%   -48.69% to -47.81%
        2007                              759,562  11.88 to 30.74   $19,372,697        0.76%  0.95% to 1.55%    23.33% to 25.46%
        2006                              728,962  9.63 to 24.56    $16,227,378        0.40%  0.95% to 1.55%     3.77% to 5.54%

    Overseas Portfolio
        2010                              744,058  10.42 to 20.36   $12,016,775        1.15%  0.95% to 1.55%    9.23% to 11.76%
        2009                              791,309  9.52 to 18.26    $11,518,915        2.00%  0.95% to 1.55%    22.18% to 25.03%
        2008                              711,484  7.77 to 14.63     $8,477,770        2.58%  0.95% to 1.55%   -45.76% to -44.49%
        2007                              721,812  14.31 to 26.41   $15,664,550        3.16%  0.95% to 1.55%    13.29% to 15.94%
        2006                              604,242  12.66 to 22.83   $11,507,143        0.64%  0.95% to 1.55%    14.03% to 16.67%

   Fidelity Variable Insurance Products
    Fund I
    Mid Cap Portfolio
        2010                              454,359  13.20 to 24.63   $10,085,091        0.25%  0.95% to 1.55%    24.34% to 27.36%
        2009                              419,705  10.54 to 19.53    $7,290,350        0.56%  0.95% to 1.55%    35.15% to 38.43%
        2008                              492,030  8.24 to 14.25     $6,206,550        0.37%  0.95% to 1.55%   -41.61% to -40.18%
        2007                              642,489  13.92 to 24.06   $13,552,658        0.78%  0.95% to 1.55%    11.52% to 14.24%
        2006                              631,730  12.32 to 21.28   $11,741,995        0.31%  0.95% to 1.55%    8.70% to 11.35%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2010                               83,164  12.17 to 22.72    $1,701,867        1.40%  0.95% to 1.55%    11.26% to 12.89%
        2009                              122,618  10.68 to 20.17    $2,168,447        2.32%  0.95% to 1.55%    25.71% to 27.54%
        2008                              122,462  8.70 to 15.84     $1,801,191        2.40%  0.95% to 1.55%   -30.60% to -29.58%
        2007                              159,987  12.14 to 22.54    $3,373,611        6.03%  0.95% to 1.55%    12.43% to 14.08%
        2006                              197,867  10.76 to 19.79    $3,709,259        2.75%  0.95% to 1.55%     4.60% to 6.12%

    Investment Grade Bond Portfolio
        2010                              565,443  11.27 to 21.25    $9,194,859        3.53%  0.95% to 1.55%     4.68% to 6.53%
        2009                              575,631  10.77 to 19.99    $9,061,004        8.44%  0.95% to 1.55%    12.39% to 14.38%
        2008                              515,445  9.58 to 17.52     $7,439,169        4.31%  0.95% to 1.55%    -5.99% to -4.38%
        2007                              525,382  10.28 to 18.37    $8,235,997        3.90%  0.95% to 1.55%     1.35% to 3.10%
        2006                              460,227  10.21 to 17.85    $7,301,026        3.98%  0.95% to 1.55%     2.05% to 3.17%

    Index 500 Portfolio
        2010                            1,747,188  9.40 to 28.83    $24,749,932        1.67%  0.95% to 1.55%    10.68% to 13.65%
        2009                            1,959,465  8.49 to 25.42    $24,814,080        2.28%  0.95% to 1.55%    21.83% to 25.11%
        2008                            2,025,979  6.97 to 20.36    $21,069,140        2.02%  0.95% to 1.55%   -39.39% to -37.76%
        2007                            2,132,365  11.50 to 32.78   $37,472,471        3.45%  0.95% to 1.55%     1.44% to 4.18%
        2006                            2,088,561  11.34 to 31.53   $38,168,761        1.51%  0.95% to 1.55%    11.39% to 14.35%

    Contrafund Portfolio
        2010                              838,254  11.11 to 36.10   $20,075,700        1.05%  0.95% to 1.55%    13.81% to 15.82%
        2009                              975,009  9.76 to 31.23    $20,217,408        1.19%  0.95% to 1.55%    31.93% to 34.19%
        2008                            1,216,833  7.94 to 23.34    $18,210,919        0.88%  0.95% to 1.55%   -44.20% to -43.23%
        2007                            1,335,536  14.14 to 41.18   $36,545,523        0.84%  0.95% to 1.55%    14.22% to 16.19%
        2006                            1,436,539  12.30 to 35.52   $34,707,617        1.20%  0.95% to 1.55%    8.56% to 10.40%

    Asset Manager: Growth Portfolio
        2010                               56,838  11.59 to 22.16    $1,174,249        0.97%  0.95% to 1.55%    13.39% to 14.93%
        2009                               88,402  10.16 to 19.32    $1,408,607        1.54%  0.95% to 1.55%    29.79% to 31.16%
        2008                               77,630  7.83 to 14.74     $1,026,358        1.79%  0.95% to 1.55%   -37.25% to -36.55%
        2007                               93,962  12.47 to 23.29    $1,973,554        4.95%  0.95% to 1.55%    16.18% to 17.47%
        2006                              107,395  10.72 to 19.86    $1,982,332        2.62%  0.95% to 1.55%     4.55% to 5.73%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2010                              275,238  11.29 to 17.43    $4,173,267        1.58%  0.95% to 1.55%    13.60% to 16.64%
        2009                              257,723  9.94 to 14.97     $3,433,604        1.73%  0.95% to 1.55%    33.43% to 37.02%
        2008                              291,121  7.45 to 10.96     $2,823,637        1.55%  0.95% to 1.55%   -36.49% to -34.77%
        2007                              374,539  11.73 to 16.83    $5,600,880        3.22%  0.95% to 1.55%     4.85% to 7.69%
        2006                              358,350  11.18 to 15.65    $5,186,380        1.81%  0.95% to 1.55%    7.50% to 10.49%

    Growth & Income Portfolio
        2010                              156,149  9.37 to 16.27     $2,325,706        0.59%  0.95% to 1.55%    12.23% to 13.47%
        2009                              201,122  9.12 to 14.36     $2,616,283        0.97%  0.95% to 1.55%    24.44% to 25.82%
        2008                              229,792  7.32 to 11.45     $2,421,840        1.13%  0.95% to 1.55%   -43.28% to -42.45%
        2007                              269,274  12.86 to 19.92    $4,995,965        1.79%  0.95% to 1.55%    9.19% to 10.79%
        2006                              319,002  11.73 to 18.02    $5,359,635        0.90%  0.95% to 1.55%    10.62% to 11.84%

    Growth Opportunities Portfolio
        2010                              304,516  9.69 to 13.01     $3,475,300        0.12%  0.95% to 1.55%    20.19% to 22.31%
        2009                              174,495  8.06 to 10.74     $1,675,468        0.45%  0.95% to 1.55%    42.51% to 44.09%
        2008                              175,378   5.87 to 6.71     $1,171,472        0.38%  0.95% to 1.55%   -56.05% to -55.56%
        2007                              200,489  11.09 to 15.13    $3,021,779        0.00%  0.95% to 1.55%    20.40% to 21.74%
        2006                              218,250  11.09 to 14.06    $2,714,338        0.72%  0.95% to 1.55%     2.95% to 4.11%

    Value Strategies Portfolio
        2010                              227,805  10.99 to 12.83    $2,786,365        0.34%  0.95% to 1.55%    23.28% to 25.14%
        2009                              151,697  8.87 to 10.25     $1,505,118        0.50%  0.95% to 1.55%    53.43% to 55.67%
        2008                               24,659   5.76 to 6.59       $157,512        0.52%  0.95% to 1.55%   -52.45% to -51.75%
        2007                               27,777  12.07 to 13.65      $370,267        2.22%  0.95% to 1.55%     2.93% to 4.44%
        2006                               14,096  11.68 to 13.07      $180,357        0.32%  0.95% to 1.55%    13.70% to 14.85%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2010                              160,261  10.93 to 16.70    $2,186,351        1.87%  0.95% to 1.55%    7.96% to 10.58%
        2009                              158,823  9.98 to 15.17     $1,995,242        4.90%  0.95% to 1.55%    11.68% to 14.39%
        2008                              196,978  8.82 to 13.32     $2,148,308        2.58%  0.95% to 1.55%   -22.97% to -21.09%
        2007                              205,108  11.30 to 16.96    $2,926,118        2.01%  0.95% to 1.55%     1.46% to 3.94%
        2006                              193,087  10.98 to 16.39    $2,721,274        3.25%  0.95% to 1.55%     7.21% to 8.57%

    Capital Appreciation Fund
        2010                              241,969  15.79 to 24.61    $5,009,357        0.00%  0.95% to 1.55%    27.80% to 30.05%
        2009                              161,705  12.36 to 19.01    $2,759,551        0.79%  0.95% to 1.55%    33.49% to 35.78%
        2008                              182,644  9.74 to 14.07     $2,329,054        0.00%  0.95% to 1.55%   -47.60% to -46.69%
        2007                              382,826  17.83 to 26.51    $8,347,632        0.00%  0.95% to 1.55%    41.97% to 44.42%
        2006                              163,486  13.09 to 18.44    $2,790,968        0.00%  0.95% to 1.55%    14.12% to 16.07%

    International Fund
        2010                              632,588  9.17 to 17.16     $9,593,411        2.25%  0.85% to 1.55%    9.53% to 12.07%
        2009                              813,543  10.31 to 15.42   $10,987,454        1.84%  0.95% to 1.55%    29.36% to 32.37%
        2008                              978,252  7.94 to 11.73    $10,065,494        0.71%  0.95% to 1.55%   -46.67% to -45.42%
        2007                            1,092,563  14.91 to 21.64   $20,396,600        0.58%  0.95% to 1.55%    14.13% to 16.80%
        2006                            1,202,610  12.99 to 18.66   $19,319,478        1.50%  0.95% to 1.55%    20.89% to 23.52%

    Value Fund
        2010                              848,273  9.59 to 21.43    $12,210,338        1.97%  0.95% to 1.55%    9.04% to 11.97%
        2009                            1,022,258  8.76 to 19.16    $13,211,320        5.08%  0.95% to 1.55%    15.49% to 18.59%
        2008                            1,131,427  7.55 to 16.22    $12,574,284        2.48%  0.95% to 1.55%   -29.40% to -27.50%
        2007                            1,318,278  10.66 to 22.46   $20,368,762        1.55%  0.95% to 1.55%    -8.68% to -6.21%
        2006                            1,327,624  11.62 to 24.02   $22,186,291        1.19%  0.95% to 1.55%    14.24% to 17.37%

    Income & Growth Fund
        2010                              106,839  8.73 to 13.39     $1,207,242        1.43%  0.85% to 1.55%    10.28% to 12.78%
        2009                               94,650  7.83 to 11.70       $991,592        3.45%  0.85% to 1.55%    13.61% to 16.66%
        2008                              175,561  6.94 to 10.13     $1,510,279        1.83%  0.85% to 1.55%   -37.05% to -35.35%
        2007                              141,418  11.61 to 15.83    $1,998,046        1.81%  0.85% to 1.55%    -2.46% to -1.38%
        2006                              150,359  12.26 to 14.87    $2,183,446        1.67%  0.85% to 1.55%    14.06% to 15.71%

    Inflation Protection Fund
        2010                              795,378  10.86 to 12.19    $9,396,861        1.72%  0.95% to 1.55%     1.94% to 4.11%
        2009                              707,493  10.66 to 11.71    $8,066,463        1.57%  0.85% to 1.55%     6.93% to 9.20%
        2008                              768,157  9.97 to 10.72     $8,064,948        5.30%  0.85% to 1.55%    -4.56% to -2.53%
        2007                              701,810  10.42 to 11.00    $7,601,435        4.70%  0.85% to 1.55%     6.52% to 8.47%
        2006                              422,129  9.79 to 10.14     $4,238,722        2.60%  0.85% to 1.55%    -0.50% to 0.80%

    Large Company Value Fund
        2010                               47,914   7.93 to 9.80       $440,167        1.42%  0.85% to 1.55%     7.20% to 9.75%
        2009                               37,424   7.39 to 8.93       $320,721        3.67%  0.85% to 1.55%    16.13% to 18.78%
        2008                               44,713   6.83 to 7.52       $326,009        2.83%  0.85% to 1.55%   -39.09% to -38.01%
        2007                               67,480  11.42 to 12.13      $799,171        0.53%  0.85% to 1.55%    -3.99% to -2.28%
        2006                               60,938  11.86 to 12.41      $743,780        0.01%  0.85% to 1.55%    17.41% to 18.64%

    Mid Cap Value Fund
        2010                               41,196  11.92 to 14.12      $546,124        2.19%  0.85% to 1.55%    15.06% to 17.85%
        2009                               41,457  10.62 to 11.98      $474,488        3.27%  0.85% to 1.55%    26.66% to 28.58%
        2008                               39,953   8.78 to 9.32       $360,095        0.07%  0.85% to 1.55%   -26.34% to -25.23%
        2007                               30,139  11.39 to 12.46      $367,775        0.63%  0.85% to 1.55%    -4.56% to -3.35%
        2006                               21,030  11.90 to 12.89      $267,706        0.79%  0.85% to 1.55%    17.91% to 19.02%

    Ultra Fund
        2010                              149,668  9.02 to 10.20     $1,402,342        0.02%  0.85% to 1.55%    11.62% to 14.73%
        2009                              490,633   8.10 to 8.89     $4,260,026        0.01%  0.85% to 1.55%    30.16% to 33.25%
        2008                               34,787   6.26 to 6.67       $223,797        0.00%  0.85% to 1.55%   -43.21% to -42.20%
        2007                               55,104  11.01 to 11.55      $619,200        0.00%  0.85% to 1.55%    17.61% to 19.69%
        2006                                7,722   9.34 to 9.70        $73,873        0.00%  0.85% to 1.55%    -4.89% to -4.27%

   MFS Variable Insurance Trust
    Research Series
        2010                               52,604  12.03 to 13.27      $690,199        0.90%  0.95% to 1.40%    13.30% to 14.55%
        2009                               61,313  10.62 to 11.59      $704,512        1.32%  0.95% to 1.40%    27.56% to 28.97%
        2008                               74,583   7.82 to 8.99       $664,908        0.57%  0.95% to 1.40%   -37.56% to -36.86%
        2007                               97,472  12.51 to 14.23    $1,377,476        0.65%  0.95% to 1.40%    10.63% to 11.86%
        2006                              133,728  11.30 to 12.72    $1,696,625        0.48%  0.95% to 1.40%     7.97% to 9.09%

    Growth Series
        2010                              116,803  11.83 to 16.83    $1,606,866        0.10%  0.95% to 1.40%    11.96% to 13.94%
        2009                              144,138  10.56 to 14.92    $1,736,135        0.26%  0.95% to 1.40%    34.54% to 36.03%
        2008                              156,622  7.93 to 11.08     $1,394,097        0.21%  0.95% to 1.40%   -38.82% to -38.14%
        2007                              206,672  12.96 to 14.61    $2,983,687        0.00%  0.95% to 1.40%    18.41% to 19.73%
        2006                              275,180  10.95 to 12.17    $3,331,261        0.00%  0.95% to 1.40%     5.49% to 6.55%

    Investors Trust Series
        2010                               35,000  11.34 to 12.51      $417,969        1.10%  0.95% to 1.40%     8.63% to 9.83%
        2009                               44,492  10.44 to 11.39      $484,098        1.42%  0.95% to 1.40%    23.99% to 25.36%
        2008                               58,367   8.15 to 9.08       $507,003        0.86%  0.95% to 1.40%   -34.61% to -33.89%
        2007                               66,818  12.87 to 13.74      $877,160        0.82%  0.95% to 1.40%     7.79% to 8.99%
        2006                               83,070  11.55 to 14.49    $1,002,513        0.46%  0.95% to 1.40%    10.35% to 11.69%

    New Discovery Series
        2010                              244,840  13.06 to 28.23    $4,715,606        0.00%  0.95% to 1.40%    32.65% to 34.66%
        2009                              171,399  9.84 to 21.00     $2,730,531        0.00%  0.95% to 1.40%    59.06% to 61.38%
        2008                              385,164  6.19 to 13.05     $3,124,597        0.00%  0.95% to 1.40%   -40.96% to -40.09%
        2007                              149,180  10.48 to 21.82    $2,897,525        0.00%  0.95% to 1.40%    -0.19% to 1.28%
        2006                              172,674  10.50 to 21.58    $3,301,036        0.00%  0.95% to 1.40%    10.67% to 11.81%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2010                              269,025  9.86 to 16.42     $3,717,230        0.48%  0.95% to 1.40%    14.63% to 16.30%
        2009                              353,470  8.57 to 14.19     $4,188,450        0.88%  0.95% to 1.40%    16.08% to 17.77%
        2008                              442,890  7.35 to 12.10     $4,443,941        1.39%  0.95% to 1.40%   -37.94% to -37.02%
        2007                              530,985  11.79 to 19.30    $8,648,953        1.30%  0.95% to 1.40%     0.97% to 2.45%
        2006                              498,240  11.31 to 18.93    $8,238,862        1.28%  0.95% to 1.40%    11.66% to 12.93%

    Mid-Cap Value Portfolio
        2010                              443,610  9.48 to 23.81     $7,642,550        0.33%  0.95% to 1.40%    21.48% to 24.25%
        2009                              649,370  7.79 to 19.25     $8,803,053        0.43%  0.95% to 1.40%    22.56% to 25.42%
        2008                              843,603  6.34 to 15.42     $9,213,430        1.18%  0.95% to 1.40%   -41.30% to -39.93%
        2007                            1,028,146  10.78 to 25.79   $18,972,002        0.44%  0.95% to 1.40%    -2.65% to -0.38%
        2006                            1,081,769  11.10 to 26.00   $20,205,528        0.62%  0.95% to 1.40%    8.76% to 11.19%

    International Opportunities Portfolio
        2010                              809,441  11.27 to 22.21   $14,585,327        0.73%  0.95% to 1.40%    17.35% to 20.08%
        2009                              933,514  9.59 to 18.63    $14,038,945        1.55%  0.95% to 1.40%    43.14% to 46.47%
        2008                              956,822  6.68 to 12.81     $9,797,112        0.64%  0.95% to 1.40%   -53.09% to -51.99%
        2007                              868,676  14.22 to 26.86   $18,245,167        1.07%  0.95% to 1.40%     1.42% to 3.74%
        2006                              604,646  13.98 to 25.76   $11,995,450        0.65%  0.95% to 1.40%    25.76% to 27.87%

   Alger Fund
    LargeCap Growth Portfolio
        2010                            1,010,635  7.56 to 15.14    $11,007,716        0.73%  0.95% to 1.40%    9.76% to 12.32%
        2009                            1,267,487  6.76 to 13.57    $12,048,320        0.62%  0.95% to 1.40%    42.86% to 46.18%
        2008                            1,243,245   4.65 to 9.35     $8,174,886        0.23%  0.95% to 1.40%   -47.89% to -46.67%
        2007                            1,377,460  8.75 to 17.38    $16,684,566        0.35%  0.95% to 1.40%    16.09% to 18.81%
        2006                            1,266,890  7.40 to 14.97    $13,115,819        0.11%  0.95% to 1.40%     1.90% to 4.17%

    MidCap Growth Portfolio
        2010                              628,567  9.57 to 16.29     $7,449,633        0.00%  0.95% to 1.40%    15.57% to 18.25%
        2009                              697,907  8.27 to 13.91     $6,861,016        0.00%  0.95% to 1.40%    46.85% to 50.27%
        2008                              649,603   5.62 to 9.35     $4,259,638        0.16%  0.95% to 1.40%   -59.70% to -58.75%
        2007                              743,382  13.76 to 23.26   $11,743,356        4.66%  0.95% to 1.40%    27.33% to 30.31%
        2006                              635,555  10.63 to 17.97    $7,711,018        0.00%  0.95% to 1.40%     6.74% to 9.08%

    Capital Appreciation Portfolio
        2010                              358,988  9.10 to 19.86     $3,841,059        0.40%  0.95% to 1.40%    10.99% to 12.95%
        2009                              478,909  8.09 to 17.76     $4,441,117        0.00%  0.95% to 1.40%    47.52% to 49.68%
        2008                              607,361  5.43 to 12.21     $4,155,821        0.00%  0.95% to 1.40%   -46.44% to -45.66%
        2007                              674,353  10.04 to 22.28    $8,498,018        0.00%  0.95% to 1.40%    30.35% to 32.27%
        2006                              442,733  7.62 to 17.01     $4,039,989        0.00%  0.95% to 1.40%    16.48% to 18.18%

    SmallCap Growth Portfolio
        2010                              158,617  9.54 to 18.55     $1,815,718        0.00%  0.85% to 1.45%    21.35% to 24.11%
        2009                              202,347  7.72 to 14.94     $1,868,807        0.00%  0.85% to 1.45%    41.07% to 44.13%
        2008                              229,751  5.38 to 12.75     $1,499,453        0.00%  0.85% to 1.45%   -48.01% to -47.11%
        2007                              340,860  10.22 to 24.74    $4,424,080        0.00%  0.85% to 1.45%    14.16% to 16.13%
        2006                              362,386  8.84 to 21.19     $4,086,459        0.00%  0.85% to 1.45%    16.94% to 18.87%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2010                              271,974  11.42 to 15.57    $3,463,160        0.00%  0.95% to 1.40%    28.36% to 30.23%
        2009                               52,408  8.86 to 10.33       $509,286        0.00%  0.95% to 1.40%    28.89% to 30.77%
        2008                               52,609   6.85 to 7.90       $394,188        0.00%  0.95% to 1.40%   -38.69% to -37.79%
        2007                               58,720  11.13 to 12.70      $713,931        0.00%  0.95% to 1.40%     7.54% to 9.12%
        2006                               22,996  10.31 to 11.64      $255,320        0.00%  0.95% to 1.40%     4.56% to 5.91%

    Equity Portfolio
        2010                               53,198  11.74 to 13.32      $672,384        0.06%  0.95% to 1.40%    14.49% to 16.16%
        2009                               55,736  10.02 to 11.46      $602,724        0.36%  0.95% to 1.40%    31.08% to 32.99%
        2008                               45,593   7.61 to 8.62       $372,791        0.00%  0.95% to 1.40%   -37.32% to -36.40%
        2007                               46,530  12.09 to 13.55      $600,055        0.00%  0.95% to 1.40%     7.37% to 8.94%
        2006                               40,666  11.22 to 12.44      $483,891        0.00%  0.95% to 1.40%     7.88% to 9.03%

   Invesco Variable Insurance Funds
    Technology Fund
        2010                               86,899  10.46 to 16.57    $1,013,253        0.00%  0.95% to 1.40%    18.08% to 20.16%
        2009                               90,840  8.83 to 13.88       $882,841        0.00%  0.95% to 1.40%    53.67% to 55.91%
        2008                               73,416   5.75 to 6.55       $455,864        0.00%  0.95% to 1.40%   -45.83% to -45.03%
        2007                               85,547  10.61 to 11.97      $961,984        0.00%  0.95% to 1.40%     5.14% to 6.68%
        2006                               26,981  10.09 to 11.34      $289,421        0.00%  0.95% to 1.40%     8.23% to 9.42%

    Utilities Fund
        2010                               79,521  12.61 to 18.65    $1,267,500        3.56%  0.95% to 1.40%     2.80% to 5.30%
        2009                               80,134  12.10 to 17.89    $1,224,229        3.90%  0.95% to 1.40%    11.14% to 13.84%
        2008                              116,301  10.74 to 15.87    $1,565,196        1.48%  0.95% to 1.40%   -34.59% to -33.00%
        2007                              303,759  16.20 to 24.30    $6,135,773        2.07%  0.95% to 1.40%    17.65% to 19.50%
        2006                              252,748  13.70 to 20.23    $4,339,663        3.79%  0.95% to 1.40%    22.49% to 24.24%

    Financial Services Fund
        2010                              200,778   4.94 to 6.33     $1,180,439        0.10%  0.95% to 1.40%     6.68% to 9.27%
        2009                              253,216   4.59 to 5.98     $1,374,884        2.08%  0.95% to 1.40%    23.23% to 26.22%
        2008                              583,292   3.68 to 4.77     $2,526,025        6.64%  0.95% to 1.40%   -60.79% to -59.83%
        2007                               95,694  9.25 to 11.78     $1,001,234        2.04%  0.95% to 1.40%   -24.34% to -22.96%
        2006                               84,044  12.14 to 14.34    $1,147,269        1.80%  0.95% to 1.40%    13.30% to 15.37%

    Global Health Care Fund
        2010                              114,132  10.76 to 13.37    $1,354,409        0.00%  0.95% to 1.40%     2.80% to 4.30%
        2009                              137,785  10.47 to 13.23    $1,581,165        0.40%  0.95% to 1.40%    24.65% to 26.47%
        2008                               98,289   8.40 to 9.33       $891,597        0.00%  0.95% to 1.40%   -30.32% to -29.30%
        2007                              124,466  12.05 to 13.25    $1,609,472        0.00%  0.95% to 1.40%    9.19% to 10.79%
        2006                              291,241  11.04 to 13.63    $3,414,611        0.00%  0.95% to 1.40%     2.79% to 4.22%

    Basic Value Fund
        2010                               19,681   7.07 to 7.60       $143,020        0.31%  0.85% to 1.45%     3.53% to 5.04%
        2009                               24,083   6.77 to 7.25       $169,843        2.07%  0.85% to 1.45%    42.51% to 44.89%
        2008                                1,740   4.75 to 4.97         $8,510        0.05%  0.85% to 1.45%   -53.62% to -52.84%
        2007                               24,577  10.25 to 10.53      $258,682        0.69%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Global Real Estate Fund
        2010                               60,420   8.81 to 9.67       $547,641        4.62%  0.85% to 1.45%    13.38% to 15.44%
        2009                               54,643   7.74 to 8.32       $433,573        0.00%  0.85% to 1.45%    26.97% to 29.08%
        2008                               11,958   6.17 to 6.45        $75,360        3.43%  0.85% to 1.45%   -46.42% to -45.58%
        2007                               27,052  11.54 to 11.89      $317,227       12.65%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International Growth Fund
        2010                               32,136  9.69 to 10.79       $328,439        1.28%  0.85% to 1.45%    8.52% to 10.88%
        2009                               49,466   8.93 to 9.67       $460,795        0.92%  0.85% to 1.45%    30.53% to 32.84%
        2008                               19,626   6.94 to 7.28       $139,997        0.25%  0.85% to 1.45%   -42.31% to -41.46%
        2007                               48,217  12.09 to 12.43      $594,141        0.67%  0.85% to 1.45%    12.00% to 12.68%
        2006                                9,134  10.99 to 11.03      $100,464        1.76%  0.85% to 1.45%    9.90% to 10.30%

    Mid Cap Core Equity Fund
        2010                               13,548  10.38 to 11.34      $145,614        0.19%  0.85% to 1.45%    10.20% to 12.20%
        2009                               18,068  9.46 to 10.11       $175,170        1.03%  0.85% to 1.45%    25.77% to 27.41%
        2008                               13,994   7.51 to 7.84       $107,545        1.08%  0.85% to 1.45%   -30.41% to -30.06%
        2007                               21,260  10.93 to 11.20      $235,811        0.10%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2010                              502,627  8.67 to 11.09     $5,229,931        4.12%  0.95% to 1.40%     5.96% to 8.20%
        2009                              552,938  8.18 to 10.25     $5,314,582        6.36%  0.95% to 1.40%     1.70% to 3.86%
        2008                              612,246   8.04 to 9.87     $5,700,481        8.89%  0.95% to 1.40%   -18.49% to -16.75%
        2007                              598,326  9.87 to 11.86     $6,732,587        7.16%  0.95% to 1.40%    -1.14% to 0.36%
        2006                              563,408  10.14 to 11.81    $6,330,747        3.64%  0.95% to 1.40%     1.59% to 3.14%

    Small Cap Core Portfolio
        2010                              318,758  9.95 to 17.47     $4,338,674        0.00%  0.95% to 1.40%    23.10% to 25.96%
        2009                               78,175  8.13 to 14.01       $843,217        0.69%  0.95% to 1.40%    18.66% to 21.42%
        2008                               70,506  6.84 to 11.65       $643,237        0.21%  0.95% to 1.40%   -34.17% to -32.63%
        2007                               91,537  10.39 to 17.47    $1,210,599        0.01%  0.95% to 1.40%    -8.70% to -6.57%
        2006                               93,749  11.38 to 19.13    $1,364,533        0.00%  0.95% to 1.40%    11.21% to 13.89%

   Rydex Variable Trust
    Nova Fund
        2010                               41,374   8.42 to 9.55       $380,071        0.30%  0.95% to 1.40%    17.12% to 18.83%
        2009                               26,471   7.19 to 8.04       $204,652        0.58%  0.95% to 1.40%    32.23% to 34.16%
        2008                               62,581   5.32 to 5.99       $365,183        0.24%  0.95% to 1.40%   -55.56% to -54.91%
        2007                              135,619  11.92 to 17.59    $1,777,904        2.04%  0.95% to 1.40%    -1.29% to 0.16%
        2006                               51,136  12.03 to 17.47      $668,932        1.49%  0.95% to 1.40%    16.88% to 18.17%

    NASDAQ-100 Fund
        2010                               24,474  12.93 to 17.19      $352,827        0.00%  0.95% to 1.40%    15.68% to 17.37%
        2009                               21,314  11.06 to 14.79      $262,149        0.00%  0.95% to 1.40%    48.40% to 50.56%
        2008                               22,053   7.12 to 9.92       $176,810        0.17%  0.95% to 1.40%   -43.30% to -42.46%
        2007                               15,565  12.65 to 14.55      $217,537        0.09%  0.95% to 1.40%    15.01% to 16.70%
        2006                                9,955  10.96 to 12.47      $121,670        0.00%  0.95% to 1.40%     3.59% to 4.79%

    U.S. Government Money Market Fund
        2010                              152,532  8.74 to 10.31     $1,483,157        0.01%  0.95% to 1.45%    -3.38% to -0.94%
        2009                               79,752  8.89 to 10.41       $791,751        0.02%  0.85% to 1.45%    -3.34% to -0.89%
        2008                              230,093   9.16 to 10.5     $2,296,079        0.82%  0.85% to 1.45%    -2.30% to 0.18%
        2007                              145,770  9.33 to 10.48     $1,483,977        8.83%  0.85% to 1.45%     0.76% to 2.85%
        2006                              165,366  9.26 to 10.19     $1,658,965        3.57%  0.85% to 1.45%     1.79% to 2.83%

    Inverse S&P 500 Strategy Fund
        2010                              204,436   4.61 to 6.89     $1,128,682        0.00%  0.95% to 1.40%   -19.17% to -17.74%
        2009                              144,010   5.66 to 8.46       $973,618        0.00%  0.95% to 1.40%   -29.02% to -28.23%
        2008                              153,349  7.85 to 11.91     $1,441,637        0.73%  0.95% to 1.40%    36.21% to 37.93%
        2007                              182,056   5.76 to 8.73     $1,246,814        4.93%  0.95% to 1.40%    -1.38% to -0.13%
        2006                              157,517   5.84 to 8.12     $1,084,903        9.69%  0.95% to 1.40%    -9.21% to -8.38%

    Inverse NASDAQ-100 Strategy Fund
        2010                               73,365   2.95 to 5.55       $256,003        0.00%  0.95% to 1.40%   -22.83% to -22.01%
        2009                               79,390   3.82 to 6.72       $350,956        0.03%  0.95% to 1.40%   -41.27% to -40.65%
        2008                              353,019  6.40 to 12.09     $2,605,403        0.56%  0.95% to 1.40%    44.80% to 46.62%
        2007                              238,017   4.42 to 7.89     $1,214,853        3.21%  0.95% to 1.40%   -13.22% to -12.13%
        2006                              208,961   5.09 to 9.07     $1,218,459        7.25%  0.95% to 1.40%    -3.26% to -2.48%

    Inverse Government Long Bond Strategy Fund
        2010                              194,632   5.47 to 6.46     $1,133,085        0.00%  0.95% to 1.40%   -14.58% to -13.63%
        2009                               30,043   6.56 to 7.53       $206,205        0.00%  0.95% to 1.40%    16.99% to 18.28%
        2008                               11,145   5.60 to 6.43        $66,006        0.19%  0.95% to 1.40%   -31.63% to -30.87%
        2007                               76,040   8.15 to 9.40       $644,345        5.18%  0.95% to 1.40%    -6.46% to -5.42%
        2006                               61,292  8.46 to 10.05       $551,726        4.20%  0.95% to 1.40%     4.44% to 7.13%

    US Long Short Momentum Fund
        2010                               31,461  11.52 to 13.97      $416,928        0.00%  0.95% to 1.40%    8.95% to 10.16%
        2009                               41,937  10.57 to 12.68      $508,417        0.03%  0.95% to 1.40%    24.71% to 26.09%
        2008                              229,673  8.47 to 10.06     $2,252,357        0.00%  0.95% to 1.40%   -42.03% to -41.30%
        2007                              136,715  14.59 to 17.13    $2,303,664        0.00%  0.95% to 1.40%    20.06% to 21.58%
        2006                              140,146  12.12 to 14.09    $1,947,239        0.00%  0.95% to 1.40%    9.50% to 10.34%

    Government Long Bond 1.2x Strategy
        2010                               22,680  10.78 to 11.80      $260,269       49.59%  0.95% to 1.40%     7.96% to 9.10%
        2009                                7,784  10.11 to 10.81       $80,187        0.74%  0.95% to 1.40%   -32.90% to-32.19%
        2008                               91,737  15.05 to 15.94    $1,432,811        2.68%  0.95% to 1.40%    41.98% to 43.49%
        2007                               15,471  10.61 to 11.11      $166,732        7.61%  0.95% to 1.40%     7.59% to 8.73%
        2006                                3,918  9.86 to 10.22        $39,663        2.87%  0.95% to 1.40%    -6.45% to -4.04%

    Dow 2x Strategy Fund
        2010                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2007                                7,487  12.13 to 12.45       $92,271        0.00%  0.85% to 1.45%     6.11% to 6.44%
        2006                               10,619  11.56 to 11.65      $123,294        0.15%  0.85% to 1.45%    15.60% to 16.50%

    NASDAQ-100 2x Strategy Fund
        2010                                  204   9.69 to 9.69         $1,975        0.00%  0.85% to 1.45%    33.99% to 33.99%
        2009                                  204   7.23 to 7.23         $1,477        0.00%  0.85% to 1.45%          n/a
        2008                                  206   3.38 to 3.38           $694        0.00%  0.85% to 1.45%        -73.23%
        2007                                4,920  12.56 to 12.83       $62,621        0.00%  0.85% to 1.45%    24.95% to 26.16%
        2006                               11,676  10.05 to 10.13      $117,882        0.08%  0.85% to 1.45%     0.50% to 1.30%

    S&P 500 2x Strategy Fund
        2010                                1,269   6.03 to 6.03         $7,651        0.00%  0.85% to 1.45%    22.43% to 22.43%
        2009                                1,336   4.93 to 4.93         $6,580        0.00%  0.85% to 1.45%        -42.73%
        2008                                1,336   3.45 to 3.45         $4,611        0.00%  0.85% to 1.45%        -68.77%
        2007                                7,343  10.98 to 11.26       $81,498        0.00%  0.85% to 1.45%    -2.31% to -0.88%
        2006                                1,654  11.24 to 11.32       $18,607        1.80%  0.85% to 1.45%    12.40% to 13.20%

    Inverse Dow 2x Strategy Fund
        2010                                  444   4.42 to 4.42         $1,959        0.00%  0.85% to 1.45%   -31.78% to -31.78%
        2009                                  444   6.47 to 6.47         $2,877        0.00%  0.85% to 1.45%          n/a
        2008                                  447  11.91 to 11.91        $5,287        0.00%  0.85% to 1.45%          n/a
        2007                              200,044   7.49 to 7.67     $1,499,992        0.00%  0.85% to 1.45%   -11.67% to -10.40%
        2006                              449,359   8.48 to 8.56     $3,811,981        2.95%  0.85% to 1.45%   -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
        2010                              143,670  11.76 to 13.09    $1,797,968       15.82%  0.85% to 1.45%    12.99% to 14.76%
        2009                              212,610  10.68 to 11.45    $2,338,651        6.18%  0.85% to 1.45%    13.52% to 14.03%
        2008                              170,541   9.46 to 9.76     $1,626,885       10.27%  0.85% to 1.45%    -7.56% to -7.01%
        2007                              132,117  10.23 to 10.36    $1,359,264        8.34%  0.85% to 1.45%         2.32%
        2006                               33,761  10.06 to 10.11      $340,470        2.16%  0.85% to 1.45%     0.60% to 1.10%

    Asia 30
        2010                              130,438  12.52 to 13.91    $1,755,102        0.05%  0.85% to 1.45%    10.16% to 12.44%
        2009                              319,585  11.33 to 12.37    $3,857,475        0.78%  0.85% to 1.45%    49.42% to 52.21%
        2008                              343,564   7.74 to 8.13     $2,732,456        0.86%  0.85% to 1.45%   -52.36% to -51.46%
        2007                              150,329  16.24 to 16.74    $2,480,188        0.10%  0.85% to 1.45%    43.14% to 45.83%
        2006                               50,295  11.34 to 11.48      $576,421        0.01%  0.85% to 1.45%    13.40% to 14.80%

    Banks
        2010                               86,631   3.76 to 4.08       $340,287        0.46%  0.85% to 1.45%     5.14% to 6.67%
        2009                               15,345   3.58 to 3.78        $56,946        7.38%  0.85% to 1.45%    -7.08% to -6.19%
        2008                               15,668   3.83 to 4.02        $61,364       25.00%  0.85% to 1.45%   -48.21% to -48.21%
        2007                                  874       7.55             $6,601        5.26%  0.85% to 1.45%        -33.71%
        2006                                  537      10.68             $5,728        0.01%  0.85% to 1.45%         6.80%

    Basic Materials
        2010                              116,286  11.28 to 12.61    $1,404,831        0.54%  0.85% to 1.45%    24.99% to 28.02%
        2009                              210,561   9.02 to 9.85     $1,992,679        0.42%  0.85% to 1.45%    56.47% to 59.88%
        2008                               83,270   5.77 to 6.11       $493,004        0.89%  0.85% to 1.45%   -52.91% to -52.17%
        2007                               43,055  12.44 to 12.80      $539,535        0.12%  0.85% to 1.45%    28.17% to 28.69%
        2006                                2,610   9.89 to 9.92        $25,826        0.00%  0.85% to 1.45%    -1.10% to -0.80%

    Bear
        2010                               55,228   6.84 to 7.49       $395,869        0.00%  0.85% to 1.45%   -20.43% to -18.86%
        2009                              126,631   8.41 to 9.24     $1,124,150        0.47%  0.85% to 1.45%   -30.49% to -28.98%
        2008                              123,355  12.17 to 12.88    $1,548,508        0.40%  0.85% to 1.45%    35.85% to 37.28%
        2007                                6,311   9.14 to 9.30        $58,119        4.20%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Biotechnology
        2010                               13,262  9.76 to 10.40       $134,319        0.00%  0.85% to 1.45%     2.46% to 3.18%
        2009                               15,930  9.56 to 10.19       $156,845        0.00%  0.85% to 1.45%     0.65% to 2.02%
        2008                                8,918  9.54 to 10.02        $86,875        0.00%  0.85% to 1.45%    -0.88% to 0.42%
        2007                                3,534   9.76 to 9.98        $34,638        0.00%  0.85% to 1.45%    -3.80% to -3.65%
        2006                                  138  10.15 to 10.16        $1,405        0.00%  0.85% to 1.45%     1.50% to 1.60%

    Bull
        2010                              239,419   8.28 to 9.27     $2,128,414        0.15%  0.85% to 1.45%    8.60% to 11.01%
        2009                              519,948   7.65 to 8.31     $4,146,270        0.15%  0.85% to 1.45%    20.37% to 21.88%
        2008                               20,170   6.45 to 6.67       $132,884        0.00%  0.85% to 1.45%   -39.21% to -39.12%
        2007                               18,861  10.80 to 10.86      $204,524        0.14%  0.85% to 1.45%     0.83% to 0.98%
        2006                               39,957  10.71 to 10.79      $429,651        0.00%  0.85% to 1.45%     7.10% to 7.90%

    Consumer Goods
        2010                              179,305  10.54 to 11.68    $1,982,574        0.46%  0.85% to 1.45%    13.90% to 15.56%
        2009                                6,786  9.52 to 10.04        $65,359        1.38%  0.85% to 1.45%          n/a
        2008                                  446   8.04 to 8.22         $3,617       30.37%  0.85% to 1.45%          n/a
        2007                                  706  11.44 to 11.51        $8,087        0.59%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Consumer Services
        2010                              111,478  9.18 to 10.27     $1,091,045        0.00%  0.85% to 1.45%    16.98% to 19.52%
        2009                               17,944   7.85 to 8.50       $145,921        0.00%  0.85% to 1.45%    27.51% to 27.51%
        2008                                  340   6.40 to 6.42         $2,185        0.00%  0.85% to 1.45%   -33.22% to -33.12%
        2007                                  317   9.58 to 9.60         $3,046        0.00%  0.85% to 1.45%   -10.70% to -10.57%
        2006                                  132  10.73 to 10.74        $1,405        0.00%  0.85% to 1.45%     7.30% to 7.40%

    Dow 30
        2010                               16,857   8.90 to 9.91       $155,833        0.00%  0.85% to 1.45%     6.21% to 8.68%
        2009                               11,767   8.38 to 9.11       $101,032        1.48%  0.85% to 1.45%          n/a
        2008                                4,573   7.61 to 7.83        $35,724        0.53%  0.85% to 1.45%          n/a
        2007                                1,191      12.41            $14,782        0.07%  0.85% to 1.45%         10.41%
        2006                                7,995  11.21 to 11.27       $89,881        0.00%  0.85% to 1.45%    12.10% to 12.70%

    Emerging Markets
        2010                              109,461   8.04 to 8.63       $916,817        0.00%  0.85% to 1.45%     5.89% to 8.35%
        2009                              418,832   7.58 to 7.96     $3,280,242        0.09%  0.85% to 1.45%    58.11% to 59.86%
        2008                              134,420   4.90 to 4.96       $663,484        0.03%  0.85% to 1.45%   -51.09% to -51.09%
        2007                              118,105      10.08         $1,190,766        0.00%  0.85% to 1.45%          n/a

    Europe 30
        2010                               22,270   7.78 to 8.58       $180,568        1.22%  0.85% to 1.45%    -0.85% to 1.21%
        2009                               54,984   7.79 to 8.48       $449,017        4.38%  0.85% to 1.45%    28.06% to 30.26%
        2008                                5,847   6.19 to 6.48        $37,067        2.28%  0.85% to 1.45%   -45.80% to -44.87%
        2007                               10,092  11.42 to 11.75      $116,830        7.48%  0.85% to 1.45%    11.01% to 12.81%
        2006                                7,425  10.30 to 10.41       $77,028        0.04%  0.85% to 1.45%     3.00% to 4.10%

    Falling U.S. Dollar
        2010                               13,160   8.82 to 9.12       $117,509        0.00%  0.85% to 1.45%    -4.80% to -3.85%
        2009                               11,097   9.29 to 9.49       $103,909        1.06%  0.85% to 1.45%     1.12% to 1.37%
        2008                               33,122   9.17 to 9.28       $303,931        0.01%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Financials
        2010                               19,222   4.93 to 5.19        $95,946        0.50%  0.85% to 1.45%     7.65% to 8.84%
        2009                               74,722   4.58 to 4.86       $346,750        2.40%  0.85% to 1.45%    11.66% to 13.41%
        2008                              136,516   4.09 to 4.28       $563,595        1.61%  0.85% to 1.45%   -52.06% to -51.89%
        2007                               65,277   8.54 to 8.71       $559,738        1.82%  0.85% to 1.45%        -21.32%
        2006                                6,933  10.91 to 11.00       $75,657        0.00%  0.85% to 1.45%    9.10% to 10.00%

    Health Care
        2010                              186,627  9.08 to 10.06     $1,758,594        0.27%  0.85% to 1.45%    -0.14% to 1.01%
        2009                              133,041   9.38 to 9.78     $1,255,925        0.63%  0.85% to 1.45%    16.08% to 17.42%
        2008                              161,382   7.92 to 8.42     $1,308,798        0.32%  0.85% to 1.45%   -26.61% to -26.36%
        2007                              100,227  10.91 to 11.24    $1,103,880        0.00%  0.85% to 1.45%         3.67%
        2006                                7,016  10.63 to 10.69       $74,635        0.00%  0.85% to 1.45%     6.30% to 6.90%

    Industrials
        2010                               66,309   8.72 to 9.71       $619,538        0.49%  0.85% to 1.45%    19.26% to 21.85%
        2009                               19,078   7.31 to 7.91       $144,527        0.66%  0.85% to 1.45%    20.31% to 21.82%
        2008                                3,186   6.21 to 6.42        $19,828        0.28%  0.85% to 1.45%   -42.31% to -41.58%
        2007                                3,516  10.77 to 11.08       $38,054        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International
        2010                               29,369   6.65 to 6.94       $198,707        0.00%  0.85% to 1.45%     4.62% to 5.78%
        2009                                2,575   6.36 to 6.51        $16,690        0.04%  0.85% to 1.45%          n/a
        2008                                2,283   5.25 to 5.34        $12,099       28.31%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Internet
        2010                               54,621  12.52 to 13.88      $727,375        0.00%  0.85% to 1.45%    31.02% to 33.53%
        2009                               35,335  9.69 to 10.39       $355,848        0.00%  0.85% to 1.45%    71.70% to 73.68%
        2008                               20,420   5.64 to 5.82       $115,647        0.00%  0.85% to 1.45%   -46.52% to -45.95%
        2007                               17,586  10.58 to 10.89      $186,420        1.62%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Japan
        2010                               81,428   4.83 to 5.38       $421,503        0.00%  0.85% to 1.45%    -8.57% to -8.29%
        2009                               35,331   5.63 to 5.85       $202,206        1.26%  0.85% to 1.45%         8.25%
        2008                               65,161   4.88 to 5.29       $344,642       10.78%  0.85% to 1.45%        -41.96%
        2007                               20,635   9.11 to 9.16       $188,086       20.73%  0.85% to 1.45%   -11.81% to -11.50%
        2006                               15,982  10.25 to 10.36      $165,495        0.00%  0.85% to 1.45%     2.50% to 3.60%

    Large-Cap Growth
        2010                              105,792  9.16 to 10.25     $1,037,910        0.03%  0.85% to 1.45%    9.51% to 11.61%
        2009                               27,406   8.46 to 9.14       $242,991        0.00%  0.85% to 1.45%    25.52% to 27.42%
        2008                               46,257   6.79 to 7.07       $324,839        0.00%  0.85% to 1.45%   -37.27% to -36.67%
        2007                               46,285  10.90 to 11.21      $514,296        0.00%  0.85% to 1.45%         4.88%
        2006                                2,895      10.62            $30,738        0.00%  0.85% to 1.45%         6.20%

    Large-Cap Value
        2010                              185,593   7.63 to 8.34     $1,499,058        0.15%  0.85% to 1.45%    9.72% to 11.33%
        2009                                9,387   7.07 to 7.46        $68,585        0.15%  0.85% to 1.45%    17.04% to 17.33%
        2008                               37,790   6.20 to 6.26       $235,542        1.33%  0.85% to 1.45%   -41.68% to -41.53%
        2007                                8,203  10.66 to 10.75       $87,644        0.43%  0.85% to 1.45%    -1.80% to -1.40%
        2006                               26,930  10.81 to 10.91      $292,871        0.00%  0.85% to 1.45%     8.10% to 9.10%

    Mid-Cap
        2010                               34,429   9.12 to 9.69       $326,597        0.00%  0.85% to 1.45%    20.63% to 22.14%
        2009                              110,587   7.68 to 7.97       $868,706        0.00%  0.85% to 1.45%          n/a
        2008                                1,025   6.00 to 6.00         $6,152        1.01%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Mid-Cap Growth
        2010                              144,615  9.98 to 11.16     $1,548,426        0.00%  0.85% to 1.45%    24.32% to 26.63%
        2009                               75,328   8.24 to 8.85       $649,763        0.00%  0.85% to 1.45%    34.10% to 35.71%
        2008                                8,137   6.18 to 6.38        $51,504        0.00%  0.85% to 1.45%   -40.12% to -39.97%
        2007                               71,363  10.38 to 10.71      $752,104        0.00%  0.85% to 1.45%     9.36% to 9.52%
        2006                                2,318   9.67 to 9.68        $22,439        0.00%  0.85% to 1.45%    -3.30% to -3.20%

    Mid-Cap Value
        2010                               46,914   8.68 to 9.66       $430,499        2.32%  0.85% to 1.45%    16.49% to 18.60%
        2009                               21,898   7.57 to 8.17       $173,569        1.23%  0.85% to 1.45%    26.62% to 28.41%
        2008                               12,651   5.99 to 6.22        $77,820        0.00%  0.85% to 1.45%   -38.34% to -37.56%
        2007                               24,955  9.73 to 10.01       $247,603        1.86%  0.85% to 1.45%    -2.18% to -1.04%
        2006                                3,903  9.96 to 10.04        $39,179        0.04%  0.85% to 1.45%    -0.40% to 0.40%

    Money Market
        2010                            2,719,643  8.97 to 10.11    $26,097,031        0.02%  0.85% to 1.45%    -3.76% to -1.27%
        2009                            3,131,362  9.32 to 10.24    $30,776,897        0.04%  0.85% to 1.45%    -3.60% to -1.26%
        2008                            3,644,923  9.73 to 10.37    $36,756,488        0.47%  0.85% to 1.45%    -2.69% to -0.47%
        2007                            1,181,204  10.03 to 10.42   $12,092,204        6.23%  0.85% to 1.45%     0.17% to 2.31%
        2006                               99,346  10.03 to 10.17    $1,002,360        3.25%  0.85% to 1.45%     0.30% to 1.70%

    Oil & Gas
        2010                              319,228  10.00 to 11.18    $3,337,725        0.34%  0.85% to 1.45%    13.77% to 16.24%
        2009                              273,281   8.87 to 9.62     $2,486,236        0.00%  0.85% to 1.45%    11.58% to 13.72%
        2008                              179,185   6.78 to 8.38     $1,449,233        0.00%  0.85% to 1.45%   -38.97% to -37.92%
        2007                              167,537  13.13 to 13.50    $2,224,050        0.00%  0.85% to 1.45%    28.93% to 29.97%
        2006                                5,479  10.28 to 10.33       $56,387        0.00%  0.85% to 1.45%     2.80% to 3.30%

    NASDAQ-100
        2010                              376,111  10.58 to 11.83    $4,225,843        0.00%  0.85% to 1.45%    13.95% to 16.72%
        2009                              358,797  9.25 to 10.14     $3,472,874        0.00%  0.85% to 1.45%    47.15% to 49.00%
        2008                               17,227   6.41 to 6.63       $111,549        0.00%  0.85% to 1.45%        -44.25%
        2007                               13,106  11.55 to 11.85      $151,767        0.00%  0.85% to 1.45%         15.34%
        2006                                5,715  10.16 to 10.21       $58,096        0.00%  0.85% to 1.45%     1.60% to 2.10%

    Pharmaceuticals
        2010                               17,298   9.16 to 9.94       $163,160        0.89%  0.85% to 1.45%    -2.74% to -1.36%
        2009                                7,417   9.44 to 9.94        $73,029        1.69%  0.85% to 1.45%    14.52% to 14.70%
        2008                                1,160   8.61 to 8.65        $10,002        1.52%  0.85% to 1.45%   -21.15% to -21.03%
        2007                                1,287  10.92 to 10.95       $14,064        2.96%  0.85% to 1.45%         0.38%
        2006                                  223      10.91             $2,437        0.01%  0.85% to 1.45%         9.10%

    Precious Metals
        2010                              416,773  11.23 to 12.56    $4,898,793        0.00%  0.85% to 1.45%    28.11% to 31.21%
        2009                              320,379   8.77 to 9.57     $2,934,499        1.08%  0.85% to 1.45%    30.86% to 33.25%
        2008                              114,794   6.78 to 7.12       $796,192        3.33%  0.85% to 1.45%   -32.88% to -31.83%
        2007                               92,297  10.18 to 10.44      $953,254        1.84%  0.85% to 1.45%    19.24% to 20.14%
        2006                                6,556   8.60 to 8.64        $56,464        0.00%  0.85% to 1.45%   -14.00% to -13.60%

    Real Estate
        2010                              101,382   7.72 to 8.47       $806,391        4.47%  0.85% to 1.45%    20.59% to 22.77%
        2009                               97,817   6.38 to 6.97       $646,329       10.60%  0.85% to 1.45%    23.99% to 25.49%
        2008                                2,068   5.43 to 5.26        $11,083        0.00%  0.85% to 1.45%   -43.06% to -42.37%
        2007                               15,376   9.21 to 9.42       $142,186        1.79%  0.85% to 1.45%   -21.81 to -21.13%
        2006                               11,739  11.87 to 11.95      $139,592        1.09%  0.85% to 1.45%    18.70 to 19.50%

    Rising Rates Opportunity
        2010                              779,978   5.14 to 5.75     $4,279,873        0.00%  0.85% to 1.45%   -18.92% to -17.11%
        2009                              221,982   6.40 to 6.94     $1,487,884        0.31%  0.85% to 1.45%    28.41% to 29.70%
        2008                               15,745   5.03 to 5.23        $81,177        3.69%  0.85% to 1.45%   -39.97% to -39.14%
        2007                                7,056   8.41 to 8.65        $60,495       64.55%  0.85% to 1.45%    -7.04% to -6.66%
        2006                                2,270   9.25 to 9.27        $20,989        0.03%  0.85% to 1.45%    -7.50% to -7.30%

    Semiconductor
        2010                                5,449   7.83 to 8.30        $44,313        0.04%  0.85% to 1.45%    8.87% to 10.24%
        2009                              241,377   7.04 to 7.69     $1,785,948        0.00%  0.85% to 1.45%          n/a
        2008                                  176   4.64 to 4.64           $816        0.00%  0.85% to 1.45%          n/a
        2007                                  172       9.48             $1,633        0.00%  0.85% to 1.45%         4.81%
        2006                                4,950   9.02 to 9.06        $44,681        0.00%  0.85% to 1.45%    -9.80% to -9.40%

    Short Dow 30
        2010                                5,046   5.79 to 6.30        $31,215        0.00%  0.85% to 1.45%   -24.25% to -22.87%
        2009                                2,802   7.65 to 8.17        $22,342        0.00%  0.85% to 1.45%        -27.42%
        2008                                4,182  10.67 to 11.02       $45,384        0.44%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Emerging Markets
        2010                              143,188   4.90 to 5.26       $723,077        0.00%  0.85% to 1.45%   -21.03% to -20.44%
        2009                                4,499   6.27 to 6.37        $28,600        0.00%  0.85% to 1.45%        -50.11%
        2008                                  183  12.70 to 12.70        $2,322        0.16%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short International
        2010                               12,681   7.64 to 7.94        $98,759        0.00%  0.85% to 1.45%   -16.97% to -16.26%
        2009                               20,401   9.31 to 9.59       $191,873       -0.01%  0.85% to 1.45%   -32.17% to -32.00%
        2008                                1,134  13.72 to 13.76       $15,593        0.02%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Mid-Cap
        2010                                1,045   5.48 to 5.69         $5,840        0.00%  0.85% to 1.45%   -28.11% to -27.53%
        2009                               69,524   7.42 to 8.14       $542,722        0.89%  0.85% to 1.45%   -37.68% to -36.39%
        2008                               50,054  12.01 to 12.69      $614,579        0.11%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short NASDAQ-100
        2010                                6,774   5.28 to 5.57        $36,308        0.00%  0.85% to 1.45%   -23.59% to -22.86%
        2009                               92,336   6.72 to 7.38       $653,427        1.27%  0.85% to 1.45%   -42.76% to -41.57%
        2008                               64,964  11.86 to 12.52      $787,309        0.32%  0.85% to 1.45%    44.50% to 44.72%
        2007                               18,685   8.45 to 8.62       $160,943        3.48%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Small-Cap
        2010                               29,056   5.30 to 5.78       $160,529        0.00%  0.85% to 1.45%   -31.22% to -29.93%
        2009                              205,275   7.54 to 8.28     $1,622,914        1.10%  0.85% to 1.45%   -34.77% to -33.41%
        2008                               76,750  11.66 to 12.32      $914,786        0.40%  0.85% to 1.45%         20.83%
        2007                                  764       9.90             $7,560        4.16%  0.85% to 1.45%         1.78%
        2006                                5,483   9.73 to 9.80        $53,546        0.00%  0.85% to 1.45%    -2.70% to -2.00%

    Small-Cap
        2010                               70,004   8.60 to 9.42       $631,227        0.00%  0.85% to 1.45%    20.50% to 22.87%
        2009                              169,877   7.13 to 7.74     $1,281,454        0.00%  0.85% to 1.45%    21.98% to 23.82%
        2008                                9,677   5.89 to 6.13        $58,323        0.51%  0.85% to 1.45%   -36.69% to -36.56%
        2007                                3,000   9.53 to 9.71        $28,846        0.12%  0.85% to 1.45%    -4.79% to -4.16%
        2006                               85,977  9.97 to 10.07       $861,558        0.00%  0.85% to 1.45%    -0.30% to 0.70%

    Small-Cap Growth
        2010                              102,231  9.04 to 10.07       $996,080        0.00%  0.85% to 1.45%    21.28% to 23.98%
        2009                               71,490   7.48 to 8.15       $553,261        0.00%  0.85% to 1.45%    22.13% to 23.61%
        2008                                3,180   6.21 to 6.42        $20,161        0.00%  0.85% to 1.45%        -35.83%
        2007                               14,157  9.77 to 10.01       $140,143        0.00%  0.85% to 1.45%         -1.83%
        2006                                  359       9.73             $3,498        0.00%  0.85% to 1.45%         -2.70%

    Small-Cap Value
        2010                               32,737   8.22 to 9.15       $284,341        0.22%  0.85% to 1.45%    18.14% to 20.23%
        2009                                6,385   7.03 to 7.56        $46,931        0.32%  0.85% to 1.45%    16.49% to 18.02%
        2008                               18,045   5.82 to 6.30       $112,531        0.00%  0.85% to 1.45%   -32.91% to -32.06%
        2007                                6,005   9.08 to 9.29        $55,558        0.00%  0.85% to 1.45%   -10.12% to -9.02%
        2006                               10,525  10.12 to 10.20      $107,255        0.00%  0.85% to 1.45%     1.20% to 2.00%

    Technology
        2010                               27,164  10.23 to 11.02      $286,738        0.00%  0.85% to 1.45%     7.25% to 8.70%
        2009                              170,332  9.41 to 10.27     $1,673,080        0.00%  0.85% to 1.45%    56.50% to 58.47%
        2008                              109,427   6.35 to 6.14       $677,277        0.00%  0.85% to 1.45%   -46.06% to -45.38%
        2007                               74,806  11.39 to 11.72      $856,280        0.00%  0.85% to 1.45%    11.29% to 12.26%
        2006                                6,585  10.29 to 10.38       $67,807        0.00%  0.85% to 1.45%     2.90% to 3.80%

    Telecommunications
        2010                                4,260   9.15 to 9.61        $40,645        0.45%  0.85% to 1.45%    12.16% to 13.23%
        2009                              198,659   7.95 to 8.68     $1,658,628        0.33%  0.85% to 1.45%     3.42% to 5.46%
        2008                               13,244   7.71 to 8.13       $105,624        9.47%  0.85% to 1.45%   -36.37% to -35.92%
        2007                                3,528  12.35 to 12.57       $44,174        0.81%  0.85% to 1.45%    12.35% to 12.57%
        2006                                4,786  11.76 to 11.86       $56,344        0.01%  0.85% to 1.45%    17.60% to 18.60%

    U.S. Government Plus
        2010                               46,903  11.41 to 12.71      $561,226        2.27%  0.85% to 1.45%     6.58% to 7.97%
        2009                               18,971  10.93 to 11.47      $214,117        0.03%  0.85% to 1.45%   -34.28% to -33.92%
        2008                               16,795  16.90 to 17.54      $290,233        1.21%  0.85% to 1.45%    46.84% to 47.43%
        2007                                5,126  11.82 to 11.90       $60,715        2.74%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    UltraBull
        2010                              506,783   5.59 to 6.25     $2,996,271        0.00%  0.85% to 1.45%    17.73% to 20.59%
        2009                            1,078,940   4.73 to 5.18     $5,360,014        0.89%  0.85% to 1.45%    41.07% to 42.63%
        2008                               19,004   3.52 to 3.62        $67,527        3.40%  0.85% to 1.45%   -68.19% to -67.85%
        2007                               26,414  11.04 to 11.28      $293,661        0.79%  0.85% to 1.45%    -1.60% to -0.71%
        2006                               12,179  11.25 to 11.31      $137,179        0.00%  0.85% to 1.45%    12.50% to 13.10%

    UltraMid-Cap
        2010                              131,286   6.89 to 7.71       $960,431        0.00%  0.85% to 1.45%    45.11% to 47.60%
        2009                              102,960   4.88 to 5.22       $513,082        0.15%  0.85% to 1.45%    61.45% to 63.48%
        2008                               68,807   2.69 to 3.19       $214,672        2.63%  0.85% to 1.45%   -68.29% to -67.90%
        2007                               30,158   9.65 to 9.93       $295,434        2.52%  0.85% to 1.45%     2.82% to 4.12%
        2006                               95,330   9.36 to 9.47       $897,937        0.00%  0.85% to 1.45%    -6.40% to -5.30%

    UltraNASDAQ-100
        2010                               33,228   8.94 to 9.73       $309,784        0.00%  0.85% to 1.45%    30.32% to 32.68%
        2009                              391,866   6.84 to 7.50     $2,828,106        0.00%  0.85% to 1.45%   111.81% to 116.52%
        2008                              494,338   3.26 to 3.46     $1,666,194        0.00%  0.85% to 1.45%   -73.55% to -73.10%
        2007                              173,463  12.46 to 12.87    $2,200,943        0.00%  0.85% to 1.45%         25.74%
        2006                                1,805      10.10            $18,224        0.00%  0.85% to 1.45%         1.00%

    UltraShort Dow30
        2010                              105,482   4.49 to 4.72       $478,261        0.00%  0.85% to 1.45%   -35.92% to -34.89%
        2009                               57,058   7.01 to 7.25       $404,663        0.11%  0.85% to 1.45%        -47.02%
        2008                                6,611  13.40 to 13.69       $89,831       11.37%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    UltraShort NASDAQ-100
        2010                              479,721   3.39 to 3.63     $1,670,172        0.00%  0.85% to 1.45%   -43.06% to -42.05%
        2009                               53,528   5.97 to 6.19       $327,089        0.46%  0.85% to 1.45%   -65.08% to -64.97%
        2008                               27,850  17.36 to 17.59      $485,785        2.47%  0.85% to 1.45%          n/a
        2007                                  833       9.80             $8,165        0.00%  0.85% to 1.45%          n/a

    UltraSmall-Cap
        2010                              168,411   5.18 to 5.80       $931,565        0.00%  0.85% to 1.45%    43.56% to 46.38%
        2009                               63,475   3.68 to 3.94       $241,258        0.29%  0.85% to 1.45%    36.37% to 38.23%
        2008                               80,726   2.70 to 2.86       $225,087        0.99%  0.85% to 1.45%   -67.11% to -66.63%
        2007                               35,465   8.36 to 8.57       $299,996        0.47%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Utilities
        2010                               29,135  9.53 to 10.41       $289,918        0.36%  0.85% to 1.45%     2.72% to 4.11%
        2009                               24,366   9.47 to 9.95       $238,605        3.65%  0.85% to 1.45%     7.36% to 8.76%
        2008                                7,762   8.82 to 9.23        $69,402        8.09%  0.85% to 1.45%   -32.82% to -31.66%
        2007                               11,379  13.13 to 13.51      $150,868        0.47%  0.85% to 1.45%    12.53% to 13.61%
        2006                               46,487  11.72 to 11.82      $545,070        0.00%  0.85% to 1.45%    17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2010                              564,648  13.48 to 50.67   $20,767,055        0.32%  0.85% to 1.45%    24.50% to 28.01%
        2009                              536,922  10.78 to 39.86   $16,440,870        0.24%  0.85% to 1.45%    51.74% to 56.05%
        2008                              476,308  7.15 to 25.72     $9,533,690        0.38%  0.85% to 1.45%   -48.02% to -46.64%
        2007                              528,838  13.80 to 48.54   $20,156,629        0.10%  0.85% to 1.45%    40.76% to 43.98%
        2006                              394,139  9.86 to 33.95    $11,138,867        0.06%  0.85% to 1.45%    -1.40% to 23.33%

    Emerging Markets Fund
        2010                              125,306  19.76 to 41.94    $4,386,760        0.56%  0.95% to 1.40%    22.67% to 25.64%
        2009                              324,446  15.89 to 33.62    $8,612,330        0.07%  0.95% to 1.40%   106.16% to 111.16%
        2008                              170,422  7.61 to 15.74     $2,158,848        0.00%  0.95% to 1.40%   -65.95% to -65.11%
        2007                              238,513  22.03 to 46.28    $8,978,925        0.39%  0.95% to 1.40%    33.06% to 36.31%
        2006                              273,734  16.34 to 34.19    $7,680,258        0.37%  0.95% to 1.40%    36.22% to 38.20%

    Global Bond Fund
        2010                               93,668  11.89 to 16.68    $1,489,311        3.73%  0.95% to 1.40%     4.04% to 5.19%
        2009                              105,610  11.43 to 15.86    $1,583,454        2.32%  0.95% to 1.40%     3.83% to 4.98%
        2008                               62,748  11.00 to 15.11      $873,368        8.48%  0.95% to 1.40%     1.50% to 2.63%
        2007                               34,174  10.83 to 14.72      $474,634        4.86%  0.95% to 1.40%     7.47% to 8.67%
        2006                               28,977  10.07 to 13.55      $362,344        6.62%  0.95% to 1.40%     4.35% to 5.53%

    Worldwide Real Estate Fund
        2009                                    -        -                   $0        0.00%  0.95% to 1.40%          n/a
        2008                              199,002  5.06 to 12.74     $1,435,883        5.57%  0.95% to 1.40%   -56.61% to -55.54%
        2007                              183,261  11.44 to 28.65    $3,480,080        0.99%  0.95% to 1.40%    -2.45% to -0.07%
        2006                              125,028  11.50 to 28.67    $2,673,648        1.14%  0.95% to 1.40%    28.15% to 25.15%

   Janus Aspen Series
    Growth and Income Portfolio
        2010                                    -        -                   $0        0.97%  0.95% to 1.40%          n/a
        2009                               23,509  9.79 to 13.77       $309,512        0.80%  0.95% to 1.40%    35.98% to 37.97%
        2008                               30,073   7.17 to 9.98       $287,516        0.79%  0.95% to 1.40%   -42.57% to -41.73%
        2007                               40,934  12.44 to 17.12      $672,799        0.00%  0.95% to 1.40%     6.16% to 7.72%
        2006                               32,765  11.67 to 15.90      $501,607        2.07%  0.95% to 1.40%     5.90% to 7.07%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2010                            2,686,254  12.13 to 14.86   $37,862,526        2.73%  0.85% to 1.45%     4.08% to 7.08%
        2009                            2,896,668  11.63 to 13.88   $38,169,100        4.94%  0.85% to 1.45%    9.95% to 12.96%
        2008                            2,968,051  10.57 to 12.29   $34,987,198        4.66%  0.85% to 1.45%     1.08% to 3.80%
        2007                            2,778,423  10.46 to 11.84   $31,782,014        5.12%  0.85% to 1.45%     4.88% to 7.71%
        2006                            2,349,280  9.97 to 10.99    $25,087,201        4.46%  0.85% to 1.45%     0.20% to 2.90%

    Low Duration Portfolio
        2010                              654,472  10.41 to 12.76    $7,768,442        1.82%  0.85% to 1.45%     1.57% to 4.29%
        2009                            1,060,821  10.25 to 12.24   $12,158,287        1.64%  0.85% to 1.45%    9.31% to 12.25%
        2008                              215,399  9.38 to 10.90     $2,251,914        5.50%  0.85% to 1.45%    -3.95% to -1.36%
        2007                              119,635  9.77 to 11.05     $1,283,734        4.81%  0.85% to 1.45%     3.54% to 6.34%
        2006                               74,616  9.43 to 10.39       $758,175        3.83%  0.85% to 1.45%     0.32% to 2.97%

    High Yield Portfolio
        2010                            1,329,415  11.27 to 16.13   $17,908,306        7.43%  0.85% to 1.45%    10.19% to 13.37%
        2009                            1,258,883  10.28 to 14.22   $15,371,046        7.52%  0.85% to 1.45%    35.04% to 38.94%
        2008                              593,773  7.61 to 10.24     $5,456,913        7.52%  0.85% to 1.45%   -26.04% to -24.24%
        2007                              510,428  10.43 to 13.51    $6,565,689        7.48%  0.85% to 1.45%     0.07% to 2.52%
        2006                              370,875  10.72 to 13.18    $4,747,553        6.64%  0.85% to 1.45%     5.51% to 8.03%

    Real Return Portfolio
        2010                              450,280  11.34 to 14.49    $6,043,790        1.57%  0.85% to 1.45%     4.28% to 7.08%
        2009                              629,988  10.95 to 13.53    $7,976,259        2.81%  0.85% to 1.45%    14.18% to 17.24%
        2008                              369,693  9.57 to 11.54     $3,985,026        5.88%  0.85% to 1.45%   -10.11% to -7.91%
        2007                              288,934  10.78 to 12.53    $3,493,905        4.69%  0.85% to 1.45%     6.97% to 9.58%
        2006                              245,471  9.94 to 11.44     $2,744,513        4.11%  0.85% to 1.45%    -2.60% to -0.26%

    All Asset Portfolio
        2010                              115,843  11.51 to 12.82    $1,404,847        6.74%  0.85% to 1.45%    9.28% to 11.43%
        2009                               80,190  10.71 to 11.50      $893,702        2.25%  0.85% to 1.45%    13.23% to 14.76%
        2008                               76,942   9.14 to 9.57       $753,352        8.63%  0.85% to 1.45%   -17.53% to -17.53%
        2007                                  931      11.48            $10,693        7.45%  0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2010                              422,174  7.70 to 10.47     $4,161,507        0.59%  0.85% to 1.45%    25.40% to 28.89%
        2009                              339,009   6.14 to 8.12     $2,650,161        1.12%  0.85% to 1.45%    23.53% to 26.47%
        2008                              363,402   5.04 to 6.42     $2,251,894        0.70%  0.85% to 1.45%   -36.14% to -34.65%
        2007                              369,447   8.15 to 9.83     $3,526,618        1.06%  0.85% to 1.45%   -19.17% to -17.28%
        2006                              260,126  9.90 to 11.88     $3,021,598        1.29%  0.85% to 1.45%    8.75% to 11.13%

    Large Cap Value Fund
        2010                               27,903  9.77 to 10.63       $290,585        0.66%  0.95% to 1.40%    9.00% to 10.15%
        2009                               40,242   8.96 to 9.65       $382,326        1.66%  0.95% to 1.40%    15.98% to 17.20%
        2008                               43,479   7.73 to 8.23       $352,852        2.07%  0.95% to 1.40%   -35.92% to -35.14%
        2007                               45,450  12.04 to 12.69      $571,961        1.94%  0.95% to 1.40%    -0.53% to 0.53%
        2006                               41,128  12.10 to 12.63      $516,031        1.88%  0.95% to 1.40%    20.16% to 21.56%

    Mid Cap Value Fund
        2010                              410,725  11.09 to 13.58    $5,402,048        0.78%  0.95% to 1.40%    21.07% to 23.82%
        2009                              285,700  9.21 to 10.97     $3,038,668        2.02%  0.95% to 1.40%    28.96% to 31.89%
        2008                              210,711   7.11 to 8.32     $1,713,790        1.34%  0.95% to 1.40%   -38.77% to -37.65%
        2007                              160,330  12.47 to 13.34    $2,104,830        1.22%  0.95% to 1.40%     0.74% to 2.22%
        2006                               52,003  12.33 to 13.06      $670,680        1.39%  0.95% to 1.40%    13.85% to 15.17%

   Nueberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2010                              218,952   8.57 to 9.24     $1,965,677        0.00%  0.95% to 1.40%    17.19% to 18.48%
        2009                               63,556   7.38 to 7.80       $487,815        0.00%  0.95% to 1.40%    20.68% to 21.59%
        2008                               17,149   6.22 to 6.41       $108,804        0.00%  0.95% to 1.40%   -40.50% to -40.05%
        2007                               20,560  10.46 to 10.70      $217,365        0.00%  0.95% to 1.40%    -1.19% to -0.44%
        2006                               20,730  10.51 to 10.74      $220,995        0.00%  0.95% to 1.40%     3.52% to 4.17%

    Mid-Cap Growth Portfolio
        2010                              135,682  13.33 to 14.55    $1,906,291        0.00%  0.95% to 1.40%    25.70% to 27.53%
        2009                               51,687  10.61 to 11.41      $580,166        0.00%  0.95% to 1.40%    28.23% to 30.10%
        2008                              157,314   8.27 to 8.77     $1,362,686        0.00%  0.95% to 1.40%   -44.86% to -44.05%
        2007                               94,100  14.96 to 15.67    $1,460,282        0.00%  0.95% to 1.40%    19.29% to 21.04%
        2006                               20,875  12.49 to 12.95      $268,275        0.00%  0.95% to 1.40%    12.22% to 13.70%

    Regency Portfolio
        2010                               31,974  11.24 to 12.32      $346,183        0.40%  0.95% to 1.40%    23.13% to 24.99%
        2009                               13,231   9.14 to 9.85       $126,506        5.44%  0.95% to 1.40%    43.59% to 45.17%
        2008                              112,950   5.54 to 6.79       $746,416        0.08%  0.95% to 1.40%   -47.11% to -46.33%
        2007                              172,535  10.37 to 12.65    $2,132,570        0.13%  0.95% to 1.40%     0.84% to 2.32%
        2006                               15,041  10.18 to 12.36      $182,975        1.57%  0.95% to 1.40%    8.92% to 10.16%

   Premier VIT
    NACM Small Cap Portfolio
        2010                                    -        -                   $0        0.29%  0.95% to 1.40%          n/a
        2009                              101,920   7.47 to 8.27       $805,818        0.04%  0.95% to 1.40%    12.44% to 14.48%
        2008                               52,274   5.95 to 7.14       $362,367        0.00%  0.95% to 1.40%   -43.03% to -42.19%
        2007                               26,701  10.33 to 12.44      $312,404        0.00%  0.95% to 1.40%    -1.82% to -0.38%
        2006                               22,835  10.41 to 12.62      $250,243        0.00%  0.95% to 1.40%    21.70% to 23.26%

    OpCap Renaissance Portfolio
        2008                                    -        -                   $0        1.42%  0.95% to 1.40%          n/a
        2007                                1,103  10.87 to 11.04       $12,103        0.02%  0.95% to 1.40%     4.52% to 5.05%
        2006                              212,871  10.30 to 10.80    $2,230,227        0.01%  0.95% to 1.40%    8.99% to 10.58%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2010                                4,604   6.59 to 7.10        $31,378        0.06%  0.85% to 1.45%    8.92% to 10.07%
        2009                                2,939   5.92 to 6.29        $18,030        1.32%  0.85% to 1.45%    27.17% to 29.29%
        2008                                8,878   4.65 to 4.86        $42,398        3.65%  0.85% to 1.45%   -48.65% to -47.79%
        2007                                4,884   9.03 to 9.38        $45,218        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2010                               12,478  9.18 to 10.03       $121,281        0.13%  0.85% to 1.45%    10.31% to 12.42%
        2009                               13,715   8.32 to 8.92       $119,844        5.98%  0.85% to 1.45%    26.14% to 27.79%
        2008                               10,749   6.74 to 6.98        $74,494        3.00%  0.85% to 1.45%   -37.74% to -37.33%
        2007                               11,248  10.92 to 11.14      $124,730        1.37%  0.85% to 1.45%    -0.39% to -0.19%
        2006                               12,031  11.12 to 11.16      $133,890        0.10%  0.85% to 1.45%    11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2010                              157,637  10.05 to 11.16    $1,686,774        0.23%  0.85% to 1.45%    11.42% to 13.45%
        2009                               11,367   9.08 to 9.84       $105,247        0.93%  0.85% to 1.45%    17.91% to 19.63%
        2008                                9,316   7.70 to 8.06        $73,646        2.11%  0.85% to 1.45%   -32.22% to -31.08%
        2007                                7,692  11.36 to 11.75       $89,543        1.64%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International Value Portfolio
        2010                               14,630   7.99 to 8.67       $122,768        1.18%  0.85% to 1.45%     0.79% to 2.26%
        2009                               11,853   7.99 to 8.64        $98,657        2.02%  0.85% to 1.45%    26.41% to 28.20%
        2008                               13,696   6.37 to 6.68        $89,666        2.36%  0.85% to 1.45%   -39.46% to -38.45%
        2007                               22,091  10.55 to 10.85      $237,667        0.41%  0.85% to 1.45%     1.70% to 1.86%
        2006                                3,756  10.56 to 10.57       $39,687        0.00%  0.85% to 1.45%     5.60% to 5.70%

    Socially Responsible Growth Fund
        2010                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2009                                    -        -                   $0       51.67%  0.85% to 1.45%          n/a
        2008                               66,521  9.83 to 10.07       $658,616        4.34%  0.85% to 1.45%    -0.10% to 0.75%
        2007                               73,715  9.82 to 10.08       $730,031        2.40%  0.85% to 1.45%    -1.87% to -0.78%
        2006                                8,160  10.06 to 10.14       $82,642        0.47%  0.85% to 1.45%     0.60% to 1.40%

    All-Cap Equity Fund
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                              101,638   6.92 to 7.09       $706,488        0.00%  0.85% to 1.45%   -24.96% to -24.32%
        2007                              220,319   9.69 to 9.95     $2,156,412        0.47%  0.85% to 1.45%     0.00% to 1.12%
        2006                               44,013   9.74 to 9.81       $430,616        0.03%  0.85% to 1.45%    -2.60% to -1.90%

    HY Bond Fund
        2010                               17,425   9.07 to 9.51       $161,172        7.44%  0.85% to 1.45%     1.03% to 2.05%
        2009                                5,311   8.95 to 9.31        $48,543        2.04%  0.85% to 1.45%     7.10% to 7.75%
        2008                              127,858   8.24 to 8.73     $1,094,039        0.67%  0.85% to 1.45%   -12.21% to -11.37%
        2007                               47,580   9.69 to 9.85       $464,137        3.24%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2010                               34,999   9.09 to 9.98       $329,578        0.08%  0.85% to 1.45%    8.55% to 10.63%
        2009                               22,875   8.42 to 9.02       $195,824        2.01%  0.85% to 1.45%    20.08% to 21.47%
        2008                               11,222   7.01 to 7.23        $79,445        1.93%  0.85% to 1.45%   -34.36% to -33.86%
        2007                                5,355  10.70 to 10.84       $57,681        1.91%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2010                               27,339  11.83 to 13.14      $340,567        2.30%  0.85% to 1.45%     6.13% to 8.22%
        2009                               14,068  11.31 to 12.15      $164,309       10.64%  0.85% to 1.45%    27.35% to 27.54%
        2008                                1,634   9.28 to 9.32        $15,211        2.73%  0.85% to 1.45%   -16.79% to -16.67%
        2007                               12,845  11.15 to 11.26      $143,678        9.00%  0.85% to 1.45%     4.12% to 4.28%
        2006                                1,780  10.71 to 10.72       $19,084        0.00%  0.85% to 1.45%     7.10% to 7.20%

    Emerging Markets Equity Portfolio
        2010                              129,035  11.53 to 12.96    $1,581,054        0.21%  0.85% to 1.45%    14.75% to 17.41%
        2009                              224,025  10.13 to 11.04    $2,354,465        0.00%  0.85% to 1.45%    64.60% to 67.50%
        2008                               27,199   6.23 to 6.53       $174,359        0.00%  0.85% to 1.45%   -58.11% to -57.41%
        2007                               24,876  14.92 to 15.37      $376,592        0.62%  0.85% to 1.45%    37.46% to 38.29%
        2006                               19,866  11.04 to 11.11      $220,426        0.02%  0.85% to 1.45%    10.40% to 11.10%

    Mid Cap Growth Portfolio
        2010                               57,071  11.43 to 12.73      $688,148        0.00%  0.85% to 1.45%    27.47% to 30.43%
        2009                               28,965   8.97 to 9.76       $268,742        0.00%  0.85% to 1.45%    52.26% to 54.10%
        2008                                9,000   5.98 to 6.18        $54,675        3.68%  0.85% to 1.45%   -48.50% to -47.90%
        2007                               20,574  11.64 to 11.97      $244,319        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2010                               15,347  9.94 to 10.89       $157,983        0.99%  0.85% to 1.45%    17.75% to 19.58%
        2009                               12,453   8.44 to 9.02       $108,022        0.00%  0.85% to 1.45%    34.71% to 35.25%
        2008                                  588   6.37 to 6.44         $3,762        3.01%  0.85% to 1.45%          n/a
        2007                                1,457  11.28 to 11.49       $16,485        0.42%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2010                               23,010  9.07 to 10.01       $222,824        0.73%  0.85% to 1.45%    25.33% to 26.78%
        2009                                2,210   7.31 to 7.66        $16,730        2.12%  0.85% to 1.45%    24.32% to 25.95%
        2008                                3,321   5.88 to 6.08        $19,894        1.41%  0.85% to 1.45%   -40.02% to -39.29%
        2007                               13,796  9.82 to 10.10       $138,157        0.83%  0.85% to 1.45%   -19.04% to 18.92%
        2006                                8,191  12.29 to 12.36      $100,767        0.00%  0.85% to 1.45%    22.90% to 23.60%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2010                            2,346,071  9.83 to 10.73    $24,764,596        0.00%  0.85% to 1.45%    13.32% to 15.66%
        2009                            1,616,425   8.79 to 9.27    $14,988,870        0.00%  0.85% to 1.45%    19.06% to 19.17%
        2008                            1,739,883   7.69 to 7.78    $13,528,700        0.41%  0.85% to 1.45%   -19.62% to -19.06%
        2007                            1,707,612   9.57 to 9.61    $16,411,138        0.00%  0.85% to 1.45%    -4.30% to -3.90%

   Chariot Absolute Return
    All Opportunities Portfolio
        2010                            1,174,152   9.41 to 9.73    $11,219,989        0.00%  0.85% to 1.45%    -3.14% to -0.89%
        2009                            1,751,489   9.71 to 9.82    $17,095,601        0.00%  0.85% to 1.45%          n/a

         *    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
              The recognition of investment income is affected by the timing of the declaration of dividends.

         **   The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         ***  The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.
PART C

OTHER INFORMATION

Item 24.

(a)       Financial Statements

            Financial statements are included in Part B of the Registration Statement.

(b)       Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C.  (3)

(2)   Not Applicable

(3)   (a)  Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities Company (10)

        (b)  Registered Representative Contract  (12)

(4)   (a)   Form of A053A1 Flexible Premium Deferred Variable Annuity Contract (3)

        (b)   Form of Maturity Date Endorsement for Qualified Contracts  (3)

        (c)   Form of Endorsement for Tax Sheltered Annuity  (3)

        (d)   Form of A057A1 Flexible Premium Deferred Variable Annuity Contract (3)

(5)   (a)   Form of Application for Flexible Premium Deferred Variable Annuity Contract A053A1 and A057A1 (13)

(6)   (a)   Articles of Incorporation of Midland National Life Insurance Company (3)

        (b)  By-laws of Midland National Life Insurance Company  (3)

(7)   Not Applicable

(8)   (a)   Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (8)

        (b)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (2)

        (c)   Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (9)

        (d)   Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (9)

        (e)   Form of Participation Agreement between Midland National Life Insurance Company and  Massachusetts Financial Variable Insurance Trusts. (4)

        (f)    Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (4)

        (g)   Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (5)

        (h)   Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (1)

        (i)    Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (5)

(j)    Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (6)

(k)   Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (7)

(l)    Amendments to Participation Agreement for Van Eck Associates Corporation. (11)

(m)  Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc.  (14)

(n)   Form of Premier VIT Novation Agreement to PIMCO Participation Agreement. (15)

(o)     AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (16)

(p)     Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

(q)     Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (16)

(r)      SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (16)

(s)     Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (16)

(t)      Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (16)

(u)     Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (16)

(v)     Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.  (16)

(w)    Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (16)

(x)      Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (16)

(y)     Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (17)

(z)      Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (18)

(aa)  Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust. (17)

(bb) Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.   (18)

(cc)  Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (19)

(dd) Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors LLC (“AGID”). (20)

(ee)  Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust. (20)

(ff)    Amendment to Participation Agreement between Midland National Life Insurance Company and Invesco Aim Distributors, Inc. (20)

(9)   (a)  Opinion and Consent of Counsel (21)

        (b)  Power of Attorney (21)

(10) (a)  Consent of Sutherland, Asbill & Brennan, LLP (21)

        (b)  Consent of Independent Registered Public Accounting Firm (21)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (11)

(1)       Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 1 for Form S-6 File No. 333-80975 on August 31, 1999

(2)       Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

(3)       Incorporated herein by reference to Post-Effective Amendment #5 for Form N-4 on February 23, 1998 (File No. 33-64016)

(4)       Incorporated herein by reference to Post-effective Amendment #9 for Form N-4 Registration Statement on April 30, 1999 (File No. 33-64016)

(5)       Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(6)       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(7)       Incorporated herein by reference to Post-Effective Amendment No.  11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(8)       Incorporated herein by reference to Initial Form N-4 filing on June 7, 1993 (File No. 33-64016)

(9)       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1996 (File No. 33-64016)

(10)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(11)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

(12)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2004 (File No. 333-119088)

(13)     Incorporated herein by reference to Initial Filing for Form N-4 on September 2, 2003 (File No. 333-108437)

(14)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)

(15)        Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-4 on April 28, 2006 (File No. 333-108437)

(16)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(17)        Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(18)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(19)        Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 28, 2010 (File No. 333-71800)

(20)        Incorporated herein by reference to Post-Effective Amendment No. 19 for Form N-4 on April 27, 2011 (File No. 333-71800)

(21)     Filed herewith

(22)     To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Michael M. Masterson***...................................................	Chairman - Director
John J. Craig II***..................................................................	Senior Vice President & Treasurer - Director
Robert W. Korba.....................................................................	Director
David E. Sams..........................................................................	Director
Roland C. Baker.......................................................................	Director
Willard Bunn, III.....................................................................	Director
William D. Heinz......................................................................	Director
Esfandyar E. Dinshaw**.......................................................	Chief Executive Officer – Director
Steven C. Palmitier***...........................................................	President and Chief Operating Officer – Director
Cindy Reed**..........................................................................	President, Annuity Division
Robert R. TeKolste.................................................................	Executive Vice President
Stephen P. Horvat, Jr***.......................................................	Senior Vice President –Legal
Donald T. Lyons **...............................................................	Senior Vice President and Corporate Actuary
David Shaw **........................................................................	Senior Vice President and Chief Information Officer
Melody R.J. Jensen................................................................	Vice President, General Counsel, and Secretary
Daniel M. Kiefer......................................................................	Vice President and Chief Financial Officer
Rebecca L. Luloff**...............................................................	Vice President, Chief Administration Officer & Assistant Secretary
Brent A. Mardis**	Vice President, Chief Risk & Compliance Officer
Robert W. Buchanan..............................................................	Vice President, New Business & Underwriting
Timothy A. Reuer...................................................................	Vice President, Product Development
Teri L. Ross**.........................................................................	Vice President, Variable Services
Ronald J. Markway**............................................................	Vice President, New Business – Annuity Division

Michael L. Yanacheak**.......................................................	2nd Vice President, Product Development, Annuity Division
Gregory S. Helms....................................................................	2nd Vice President, Policy Change & Accounting
Diana Ronald**......................................................................	2nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius***.........................................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks......................................................................	Assistant Vice President, Systems Administration & Policy Accounting
Randy D. Shaull......................................................................	Assistant Vice President & Actuary

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

 Item 26. Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2010, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CISI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI
Crestpark LP, Inc.	Delaware	100% by CISI
Environment Plastic Solutions, Inc.	Delaware	100% by CISI
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by CISI
Parkway Mortgage, Inc.	Delaware	100% by CISI
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc.	Delaware	100% by CISI
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEI
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Income Properties, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Sponsor Investments, L.L.C.	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by SRC
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

Item 27. Number of Contract Owners

As of March 31, 2011--

VA

234 Non-Qualified

520 Qualified

VAII

697 Non-Qualified

2,050 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Corporation, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 West Van Buren Chicago, IL 60607	Chairman & Chief Executive Officer
Jerome S. Rydell	Vice Chairman
John A. McClellan	Co-Chief Compliance Officer, Municipal Securities Principal
Teri L. Ross Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	Co-Chief Compliance Officer
Cindy Reed Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266	President
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Compliance & Operations
Gerald R. Blair 525 West Van Buren Chicago, IL 60607	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road, Ann Arbor  MI  48103.

 Item 29c.Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-64016) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Securities Company, LLC	$68,051	0	0	$127,039

*Represents commissions paid on the Variable Annuity and Variable Annuity II variable annuities.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a)   A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)   Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c)   Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d)   Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company  Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with.  Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 27th day of  April, 2011.

         By:  MIDLAND NATIONAL LIFE

                                                                                                                      SEPARATE ACCOUNT A (REGISTRANT)

Attest: /s/       *                                                                             By:    /s/          *

                                                                                                                                Michael M. Masterson

                                                                                                                                    Chairman of the Board

        By:  MIDLAND NATIONAL LIFE

               INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/      *                                                                             By:   /s/           *

                                                                                                                                Michael M. Masterson

                                                                                                                                    Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                         Title

/s/  *                                                                        Chairman of the Board of Directors,

      MICHAEL M. MASTERSON                       Director

/s/  *                                                                        Director, Chief Executive Officer

      Esfandyar E. Dinshaw                         (Principal Executive Officer)

/s/  *                                                                        Director, Senior Vice President

      JOHN J. CRAIG, II

/s/  *                                                                        Director, President & Chief Operating Officer

      STEVEN C. PALMITIER

/s/  *                                                                       Director

      Willard Bunn, III

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                       Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

                                                                                Director

      ROBERT W. KORBA

                                                                                Director

      DAVID E. SAMS

                                                                                Director

      William D. Heinz

*By:  /s/                                                                                                  Date:  April 27, 2011

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 33-64016

POST EFFECTIVE AMENDMENT NO. 21

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE  SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(9)(a)	(1) Opinion and Consent of Counsel (2) Power of Attorney
24(b)(10)(a)	(1) Consent of Sutherland, Asbill & Brennan, LLP (2) Consent of Independent Registered Public Accounting Firm

April 27, 2011

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 33-64016 Amendment No. 21) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/

Stephen P. Horvat, Jr.

Senior Vice President – Legal

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of                       2011.

SIGNATURE                             DATE                SIGNATURE                                         DATE

/s/                                            1/27/11             /s/                                                        1/27/11

Michael M. Masterson                                        John J. Craig II

/s/                                            1/28/11             /s/                                                        1/27/11

Steven C. Palmitier                                            Esfandyar E. Dinshaw

/s/                                            1/26/11             /s/                                                        1/27/11

Roland C. Baker                                                Willard Bunn, III

/s/                                            1/26/11

Daniel M. Kiefer

[Sutherland Letterhead]

April 27, 2011

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

                                RE:          Variable Annuity and Variable Annuity II

                                                Form N-4, File No. 33-64016

Gentlemen:

                                We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 33-64016).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/           Frederick R. Bellamy

                                                                                                                Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 33-64016 and 811-07772) of our report dated April 25, 2011, relating to the financial statements and financial highlights of the Midland National Life Separate Account C and the report dated March 25, 2011, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 27, 2011